UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number      811-04087

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Manning & Napier Fund, Inc.

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(Exact name of registrant as specified in charter)

290 Woodcliff Drive, Fairport, NY 14450

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(Address of principal executive offices)(Zip Code)

B. Reuben Auspitz        290 Woodcliff Drive, Fairport, NY  14450

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(Name and address of agent for service)

Registrant’s telephone number, including area code:  585-325-6880

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Date of fiscal year end: October 31

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Date of reporting period: November 1, 2013 through April 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1:	REPORTS TO STOCKHOLDERS.

MANNING & NAPIER.

Manning & Napier Fund, Inc.

Semi-Annual Report | April 30, 2014

EQUITY SERIES
www.manning-napier.com

Equity Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 11/1/13	ENDING ACCOUNT VALUE 4/30/14	EXPENSES PAID DURING PERIOD* 11/1/13-4/30/14
Actual	$1,000.00	$1,093.20	$5.45
Hypothetical (5% return before expenses)	$1,000.00	$1,019.59	$5.26

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 1.05%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Series’ total return would have been lower had certain expenses not been waived during the period.

1

Equity Series

Portfolio Composition as of April 30, 2014

(unaudited)

2

Equity Series

Investment Portfolio - April 30, 2014

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 97.4%

Consumer Discretionary - 19.4%
Diversified Consumer Services - 0.9%
Apollo Education Group, Inc.*	388,240	$11,204,606

Hotels, Restaurants & Leisure - 1.7%
Yum! Brands, Inc.	282,100	21,718,879

Household Durables - 1.5%
DR Horton, Inc.	312,640	6,965,619
Lennar Corp. - Class A	160,090	6,177,873
Toll Brothers, Inc.*	172,610	5,910,166

		19,053,658

Internet & Catalog Retail - 2.5%
Amazon.com, Inc.*	47,360	14,403,597
HomeAway, Inc.*	182,870	5,965,219
Shutterfly, Inc.*	281,630	11,527,116

		31,895,932

Media - 12.8%
AMC Networks, Inc. - Class A*	251,830	16,537,676
DIRECTV*	407,780	31,643,728
Nexstar Broadcasting Group, Inc. - Class A	157,880	6,291,518
Sinclair Broadcast Group, Inc. - Class A	449,440	12,013,531
Starz - Class A*	405,760	13,093,875
Time Warner, Inc.	408,790	27,168,183
Tribune Co.*	117,460	9,132,515
Twenty-First Century Fox, Inc. - Class A	772,890	24,747,938
Viacom, Inc. - Class B	262,990	22,348,890

		162,977,854

Total Consumer Discretionary		246,850,929

Consumer Staples - 6.7%
Beverages - 2.2%
The Coca-Cola Co.	697,790	28,462,854

Food Products - 2.6%
Ingredion, Inc.	242,330	17,072,149
Mead Johnson Nutrition Co.	178,640	15,766,766

		32,838,915

Household Products - 1.9%
Energizer Holdings, Inc.	214,260	23,930,699

Total Consumer Staples		85,232,468

Energy - 15.1%
Energy Equipment & Services - 6.7%
Baker Hughes, Inc.	542,850	37,945,215
Cameron International Corp.*	484,500	31,473,120

The accompanying notes are an integral part of the financial statements.

3

Equity Series

Investment Portfolio - April 30, 2014

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Energy (continued)
Energy Equipment & Services (continued)
Weatherford International Ltd. - ADR*	766,870	$16,104,270

		85,522,605

Oil, Gas & Consumable Fuels - 8.4%
Apache Corp.	317,660	27,572,888
EOG Resources, Inc.	60,310	5,910,380
Hess Corp.	557,030	49,664,795
Peabody Energy Corp.	879,630	16,721,766
Range Resources Corp.	68,130	6,162,359

		106,032,188

Total Energy		191,554,793

Financials - 5.6%
Diversified Financial Services - 1.8%
McGraw Hill Financial, Inc.	162,210	11,992,185
MSCI, Inc.*	276,830	11,222,688

		23,214,873

Real Estate Investment Trusts (REITS) - 2.4%
Alexandria Real Estate Equities, Inc.	42,390	3,129,230
BioMed Realty Trust, Inc.	152,670	3,190,803
Corporate Office Properties Trust	136,730	3,657,527
Digital Realty Trust, Inc.	70,730	3,776,982
DuPont Fabros Technology, Inc.	153,200	3,712,036
Weyerhaeuser Co.	430,910	12,862,664

		30,329,242

Real Estate Management & Development - 1.4%
Realogy Holdings Corp.*	408,010	17,156,821

Total Financials		70,700,936

Health Care - 14.8%
Health Care Equipment & Supplies - 6.2%
Alere, Inc.*	984,620	32,886,308
Becton, Dickinson and Co.	215,120	24,315,014
Teleflex, Inc.	97,330	9,936,420
Volcano Corp.*	700,430	12,299,551

		79,437,293

Health Care Providers & Services - 4.5%
Catamaran Corp.*	276,290	10,429,947
DaVita Healthcare Partners, Inc.*	271,480	18,813,564
Express Scripts Holding Co.*	165,560	11,022,985
HCA Holdings, Inc.*	195,130	10,146,760

The accompanying notes are an integral part of the financial statements.

4

Equity Series

Investment Portfolio - April 30, 2014

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Health Care (continued)
Health Care Providers & Services (continued)
Universal Health Services, Inc. - Class B	76,250	$6,236,487

		56,649,743

Health Care Technology - 2.0%
Cerner Corp.*	494,370	25,361,181

Pharmaceuticals - 2.1%
Johnson & Johnson	266,330	26,976,566

Total Health Care		188,424,783

Industrials - 8.8%
Air Freight & Logistics - 1.9%
C.H. Robinson Worldwide, Inc.	420,920	24,792,188

Industrial Conglomerates - 1.6%
General Electric Co.	746,160	20,064,242

Machinery - 2.7%
Caterpillar, Inc.	98,620	10,394,548
Joy Global, Inc.	240,080	14,496,030
Xylem, Inc.	243,200	9,141,888

		34,032,466

Professional Services - 1.0%
Equifax, Inc.	180,850	12,805,989

Trading Companies & Distributors - 1.6%
Fastenal Co.	409,540	20,509,763

Total Industrials		112,204,648

Information Technology - 21.1%
Communications Equipment - 4.4%
F5 Networks, Inc.*	85,050	8,944,709
Juniper Networks, Inc.*	873,240	21,560,296
Palo Alto Networks, Inc.*	90,410	5,748,268
Qualcomm, Inc.	252,800	19,897,888

		56,151,161

Electronic Equipment, Instruments & Components - 0.5%
FLIR Systems, Inc.	180,910	6,158,176

Internet Software & Services - 5.3%
eBay, Inc.*	515,370	26,711,627
Facebook, Inc. - Class A*	91,170	5,450,143
Google, Inc. - Class A*	27,580	14,751,990
Google, Inc. - Class C*	27,580	14,525,283
LinkedIn Corp. - Class A*	35,750	5,486,553

		66,925,596

The accompanying notes are an integral part of the financial statements.

5

Equity Series

Investment Portfolio - April 30, 2014

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)
IT Services - 2.6%
MasterCard, Inc. - Class A	127,920	$9,408,516
VeriFone Systems, Inc.*	438,091	14,649,763
Visa, Inc. - Class A	45,410	9,200,520

		33,258,799

Software - 4.2%
Electronic Arts, Inc.*	977,870	27,673,721
Fortinet, Inc.*	906,950	19,934,761
Nuance Communications, Inc.*	365,590	5,882,343

		53,490,825

Technology Hardware, Storage & Peripherals - 4.1%
Apple, Inc.	32,976	19,458,808
EMC Corp.	1,252,260	32,308,308

		51,767,116

Total Information Technology		267,751,673

Materials - 5.9%
Chemicals - 3.6%
Monsanto Co.	225,990	25,017,093
The Mosaic Co.	412,570	20,645,003

		45,662,096

Metals & Mining - 2.3%
Alcoa, Inc.	2,116,930	28,515,047

Total Materials		74,177,143

TOTAL COMMON STOCKS
(Identified Cost $1,012,783,205)		1,236,897,373

SHORT-TERM INVESTMENT - 2.0%
Dreyfus Cash Management, Inc. - Institutional Shares[1], 0.03%
(Identified Cost $25,867,164)	25,867,164	25,867,164

TOTAL INVESTMENTS - 99.4%
(Identified Cost $1,038,650,369)		1,262,764,537
OTHER ASSETS, LESS LIABILITIES - 0.6%		7,509,348

NET ASSETS - 100%		$1,270,273,885

ADR - American Depositary Receipt

*Non-income producing security.

1Rate shown is the current yield as of April 30, 2014.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

6

Equity Series

Statement of Assets and Liabilities

April 30, 2014 (unaudited)

ASSETS:

Investments, at value (identified cost $1,038,650,369) (Note 2)	$1,262,764,537
Cash	49
Receivable for securities sold	11,641,947
Receivable for fund shares sold	2,958,244
Dividends receivable	370,171
Prepaid and other expenses	2,916

TOTAL ASSETS	1,277,737,864

LIABILITIES:

Accrued management fees (Note 3)	1,032,992
Accrued transfer agent fees (Note 3)	249,982
Accrued fund accounting and administration fees (Note 3)	43,081
Payable for securities purchased	5,436,664
Payable for fund shares repurchased	620,572
Other payables and accrued expenses	80,688

TOTAL LIABILITIES	7,463,979

TOTAL NET ASSETS	$1,270,273,885

NET ASSETS CONSIST OF:

Capital stock	$622,135
Additional paid-in-capital	966,716,124
Distributions in excess of net investment income	(420,575)
Accumulated net realized gain on investments	79,242,033
Net unrealized appreciation on investments	224,114,168

TOTAL NET ASSETS	$1,270,273,885

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class A ($1,270,273,885/62,213,459 shares)	$20.42

The accompanying notes are an integral part of the financial statements.

7

Equity Series

Statement of Operations

For the Six Months Ended April 30, 2014 (unaudited)

INVESTMENT INCOME:

Dividends	$6,494,159

EXPENSES:

Management fees (Note 3)	6,150,020
Transfer agent fees (Note 3)	286,127
Fund accounting and administration fees (Note 3)	79,846
Directors’ fees (Note 3)	15,683
Chief Compliance Officer service fees (Note 3)	1,212
Custodian fees	24,469
Miscellaneous	171,892

Total Expenses	6,729,249
Less reduction of expenses (Note 3)	(271,728)

Net Expenses	6,457,521

NET INVESTMENT INCOME	36,638

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Net realized gain on investments	90,586,255
Net change in unrealized appreciation on investments	18,556,739

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	109,142,994

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$109,179,632

The accompanying notes are an integral part of the financial statements.

8

Equity Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 4/30/14 (UNAUDITED)	FOR THE YEAR ENDED 10/31/13
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$36,638	$703,157
Net realized gain on investments	90,586,255	163,586,066
Net change in unrealized appreciation (depreciation) on investments	18,556,739	162,201,337

Net increase from operations	109,179,632	326,490,560

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	(486,774)	(2,246,652)
From net realized gain on investments	(164,860,135)	(163,857,384)

Total distributions to shareholders	(165,346,909)	(166,104,036)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	88,921,657	(341,335,394)

Net increase (decrease) in net assets	32,754,380	(180,948,870)

NET ASSETS:

Beginning of period	1,237,519,505	1,418,468,375

End of period (including distributions in excess of net investment income of $420,575 and undistributed net investment income of $29,561, respectively)	$1,270,273,885	$1,237,519,505

The accompanying notes are an integral part of the financial statements.

9

Equity Series

Financial Highlights

	FOR THE SIX MONTHS ENDED 4/30/14 (UNAUDITED)	FOR THE YEARS ENDED
		10/31/13	10/31/12	10/31/11	10/31/10	10/31/09
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$21.60	$19.03	$18.45	$17.91	$15.55	$13.34

Income (loss) from investment operations:
Net investment income[1]	— [2]	0.01	0.01	0.04	0.03	0.04
Net realized and unrealized gain (loss) on investments	1.78	5.14	1.26	0.55	2.35	2.24

Total from investment operations	1.78	5.15	1.27	0.59	2.38	2.28

Less distributions to shareholders:
From net investment income	(0.01)	(0.03)	(0.04)	(0.05)	(0.02)	(0.07)
From net realized gain on investments	(2.95)	(2.55)	(0.65)	—	—	—

Total distributions to shareholders	(2.96)	(2.58)	(0.69)	(0.05)	(0.02)	(0.07)

Net asset value - End of period	$20.42	$21.60	$19.03	$18.45	$17.91	$15.55

Net assets - End of period (000’s omitted)	$1,270,274	$1,237,520	$1,418,468	$1,925,038	$1,579,323	$1,003,043

Total return[3]	9.32%	30.61%	7.37%	3.30%	15.29%	17.23%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.05%[4]	1.05%	1.05%	1.05%	1.05%	1.05%
Net investment income	0.01%[4]	0.06%	0.06%	0.24%	0.17%	0.26%
Portfolio turnover	27%	52%	63%	54%	56%	50%

*The investment advisor did not impose all or a portion of its management and/or other fees, and in some years may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amounts:

	0.04%	0.06%	0.05%	0.02%	0.02%	0.06%

1 Calculated based on average shares outstanding during the periods.

2 Less than $0.01.

3 Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4 Annualized.

The accompanying notes are an integral part of the financial statements.

10

Equity Series

Notes to Financial Statements

(unaudited)

1.	Organization

Equity Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term growth of capital.

The Fund’s Advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of April 30, 2014, 11 billion shares have been designated in total among 45 series, of which 200 million have been designated as Equity Series Class A common stock.

2.	Significant Accounting Policies

Security Valuation

Portfolio securities, including domestic equities, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

11

Equity Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

The following is a summary of the valuation levels used for major security types as of April 30, 2014 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$246,850,929	$246,850,929	$—	$—
Consumer Staples	85,232,468	85,232,468	—	—
Energy	191,554,793	191,554,793	—	—
Financials	70,700,936	70,700,936	—	—
Health Care	188,424,783	188,424,783	—	—
Industrials	112,204,648	112,204,648	—	—
Information Technology	267,751,673	267,751,673	—	—
Materials	74,177,143	74,177,143	—	—
Mutual Fund	25,867,164	25,867,164	—	—

Total assets	$1,262,764,537	$1,262,764,537	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2013 or April 30, 2014.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended April 30, 2014.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At April 30, 2014, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the

12

Equity Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Federal Taxes (continued)

years ended October 31, 2010 through October 31, 2013. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Effective May 2013, an Audit Committee Chair, who receives an additional annual stipend for this role, was appointed to the Fund.

The Advisor has contractually agreed, until at least February 28, 2015, to waive its management fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than 1.05% of average daily net assets each year. Accordingly, the Advisor waived fees of $271,728 for the six months ended April 30, 2014, which is included as a reduction of expenses on the Statement of Operations. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

13

Equity Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent. The Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0175% on the first $3 billion of average daily net assets (excluding Target Series and Strategic Income Series); 0.015% on the next $3 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.01% of the average daily net assets in excess of $6 billion (excluding Target Series and Strategic Income Series); plus a base fee of $25,500 per series. Transfer Agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. Effective October 1, 2012, the aforementioned agreements were modified to reduce the annual fee related to fund accounting and administration, as well as transfer agent fees, by 10%, excluding out-of-pocket expenses.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended April 30, 2014, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $325,716,975 and $411,182,977, respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in shares of Equity Series were:

	FOR THE SIX MONTHS ENDED 4/30/14		FOR THE YEAR ENDED 10/31/13
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	8,002,755	$161,901,623	11,213,678	$219,442,960
Reinvested	6,888,560	130,193,778	6,080,929	104,105,491
Repurchased	(9,977,942)	(203,173,744)	(34,538,433)	(664,883,845)

Total	4,913,373	$88,921,657	(17,243,826)	$(341,335,394)

At April 30, 2014, the retirement plan of the Advisor and its affiliates owned 327,100 shares of the Series (0.5% of shares outstanding) valued at $6,679,373.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of April 30, 2014.

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

14

Equity Series

Notes to Financial Statements (continued)

(unaudited)

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2013, were as follows:

Ordinary income	$30,554,514
Long-term capital gains	135,549,522

At April 30, 2014, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$1,045,444,295
Unrealized appreciation	236,938,254
Unrealized depreciation	(19,618,012)

Net unrealized appreciation	$217,320,242

15

Equity Series

Renewal of Investment Advisory Agreement

(unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on November 20, 2013, the Investment Advisory Agreement (the “Agreement”) between the Fund and Manning & Napier Advisors, LLC (the “Advisor”) was considered by the Board for renewal. In connection with the decision whether to renew the Agreement, a variety of material was prepared for and considered by the Board.

Representatives of the Advisor attended the meeting and presented additional oral and written information to the Board to assist the Board in its considerations. The discussion immediately below outlines the materials and information presented to the Board in connection with the Board’s 2013 Annual consideration of the Agreement and the conclusions made by the Directors when determining to continue the Agreement.

•

The Board considered the services provided by the Advisor under the Agreement including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or sub-transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board also considered the nature and quality of such services provided under the Agreement in light of the Advisor’s services provided to the Fund for 27 years. The Board discussed the quality of these services with representatives from the Advisor and concluded that the Advisor was performing its services to the Fund required under the Agreement in a reasonable manner.

•

The Board considered the performance of each Series since its inception, as well as performance over multiple time periods. Performance for one or more of the following time periods was considered as applicable to the Series’ inception date: inception, three year, five year, ten year, and current market cycle. A market cycle includes periods of both rising and falling markets. Returns for established benchmark indices for each Series were provided. In addition, the Board considered at the meeting (and considers on a quarterly basis) a peer group performance analysis consisting of Morningstar universes of mutual funds with similar investment objectives. The Board discussed the performance with representatives from the Advisor and concluded that the investment performance of each of the Fund’s Series was reasonable based on the Series’ actual performance and comparative performance, especially for those series with performance over the current market cycle.

•

The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund under the Agreement. In reviewing the Advisor’s costs and profits, the Board discussed the Advisor’s revenues generated from the Fund (on both an actual and adjusted basis) and its expenses associated with providing the services under the Agreement. In addition, the Board reviewed the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and payments made by the Advisor to third party platforms on which shares of the Fund are available for purchase). It was noted by representatives of the Advisor that 18 of the 37 active Series of the Fund are currently experiencing expenses above the capped expense ratios. After discussing the above costs and profits, the Board concluded that the Advisor’s profitability relating to its services provided under the Agreement was reasonable.

•

The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any expense waivers or reimbursements (either contractual or voluntary) paid by the Advisor. The advisory fees and expense ratios of each Series were compared to an average (on both a mean and median basis) of similar funds as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the levels of its advisory fee for each Series of the Fund and as compared to the median and mean advisory fees for similar funds as listed on Morningstar. Expense ratios for every Series, except the Tax Managed Series, Pro-Blend Series Class C, and Target Series’ Class R and Class C, are lower than, or substantially similar to the Morningstar mean and median reported total expense ratio. The higher than mean and median total expense ratios for Classes C and R reflect higher distribution, marketing and shareholder service fees payable to broker-dealers through a 100bp 12b-1 fee for Class C and a 50bp 12b-1 fee for Class R. Based on their review of the information provided, the Board concluded that the fees and expenses of each Series of the Fund were reasonable on a comparative basis.

16

Equity Series

Renewal of Investment Advisory Agreement

(unaudited)

•

The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include certain research services provided by soft dollars. Given the level of soft dollar transactions involving the Fund, the Board concluded that these additional benefits to the Advisor were reasonable.

•

In addition to the factors described above, the Board considered the Advisor’s personnel, investment strategies, policies and procedures relating to compliance with personal securities transactions, reputation, expertise and resources in domestic and foreign financial markets. The Board concluded that these factors support the conclusion that the Advisor performs its services in a reasonable manner.

•

The Board then considered economies of scale and concluded that the current fee schedule to the advisory agreement remained reasonable given the multiple uses of the Fund (for the Advisor’s discretionary investment account clients in addition to direct investors), the current profitability of the Advisor’s services to the Fund under the Agreement, the number of newly established series of the Fund and the overall size of the Fund complex.

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including a majority of Directors that are not “interested persons” as defined in the Investment Company Act of 1940, concluded that the compensation under the Agreement was fair and reasonable in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment. Accordingly, the Board approved the renewal of the Agreement. In the course of their deliberations, the Directors did not identify any particular information that was all important or controlling.

17

Equity Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNEQY-04/14-SAR

TAX MANAGED SERIES
www.manning-napier.com

Tax Managed Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 11/1/13	ENDING ACCOUNT VALUE 4/30/14	EXPENSES PAID DURING PERIOD* 11/1/13-4/30/14
Actual	$1,000.00	$1,090.70	$6.22
Hypothetical (5% return before expenses)	$1,000.00	$1,018.84	$6.01

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 1.20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Series’ total return would have been lower had certain expenses not been waived during the period.

1

Tax Managed Series

Portfolio Composition as of April 30, 2014

(unaudited)

2

Tax Managed Series

Investment Portfolio - April 30, 2014

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 97.8%

Consumer Discretionary - 15.9%
Diversified Consumer Services - 0.8%
Apollo Education Group, Inc.*	8,940	$258,008

Hotels, Restaurants & Leisure - 1.7%
Yum! Brands, Inc.	7,240	557,408

Household Durables - 1.3%
DR Horton, Inc.	7,410	165,095
Lennar Corp. - Class A	3,790	146,256
Toll Brothers, Inc.*	3,300	112,992

		424,343

Internet & Catalog Retail - 1.8%
Amazon.com, Inc.*	1,400	425,782
Shutterfly, Inc.*	4,730	193,599

		619,381

Media - 9.5%
AMC Networks, Inc. - Class A*	4,040	265,307
DIRECTV*	7,210	559,496
Liberty Global plc - ADR (United Kingdom)	4,450	177,199
Liberty Global plc - Class C - ADR (United Kingdom)	4,450	171,014
Nexstar Broadcasting Group, Inc. - Class A	1,860	74,121
Sinclair Broadcast Group, Inc. - Class A	4,810	128,571
Starz - Class A*	8,440	272,359
Time Warner, Inc.	6,560	435,978
Tribune Co.*	2,320	180,380
Twenty-First Century Fox, Inc. - Class A	17,870	572,197
Viacom, Inc. - Class B	4,130	350,967

		3,187,589

Textiles, Apparel & Luxury Goods - 0.8%

Lululemon Athletica, Inc.*	6,060	278,336

Total Consumer Discretionary		5,325,065

Consumer Staples - 16.7%
Beverages - 6.7%
AMBEV S.A. - ADR (Brazil)*	74,250	538,313
Anheuser-Busch InBev N.V. (Belgium)[1]	5,550	604,926
The Coca-Cola Co.	14,990	611,442
SABMiller plc (United Kingdom)[1]	9,000	490,056

		2,244,737

Food & Staples Retailing - 0.8%
Tesco plc (United Kingdom)[1]	51,220	253,739

Food Products - 7.0%
Danone (France)[1]	3,930	290,187

The accompanying notes are an integral part of the financial statements.

3

Tax Managed Series

Investment Portfolio - April 30, 2014

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Staples (continued)
Food Products (continued)
Ingredion, Inc.	5,120	$360,704
Mead Johnson Nutrition Co.	3,000	264,780
Nestle S.A. (Switzerland)[1]	9,080	701,741
Unilever plc - ADR (United Kingdom)	16,550	740,447

		2,357,859

Household Products - 1.0%
Energizer Holdings, Inc.	2,970	331,719

Tobacco - 1.2%
Imperial Tobacco Group plc (United Kingdom)[1]	9,440	407,942

Total Consumer Staples		5,595,996

Energy - 13.9%
Energy Equipment & Services - 7.0%
Baker Hughes, Inc.	8,730	610,227
Cameron International Corp.*	11,350	737,296
Schlumberger Ltd.	6,090	618,440
Weatherford International Ltd. - ADR*	17,650	370,650

		2,336,613

Oil, Gas & Consumable Fuels - 6.9%
Apache Corp.	6,130	532,084
Encana Corp. (Canada)	7,200	167,112
EOG Resources, Inc.	1,330	130,340
Hess Corp.	11,380	1,014,641
Peabody Energy Corp.	19,490	370,505
Range Resources Corp.	1,110	100,400

		2,315,082

Total Energy		4,651,695

Financials - 3.4%
Diversified Financial Services - 1.7%
McGraw Hill Financial, Inc.	3,400	251,362
MSCI, Inc.*	7,570	306,888

		558,250

Real Estate Investment Trusts (REITS) - 0.9%
Digital Realty Trust, Inc.	330	17,622
Weyerhaeuser Co.	9,700	289,545

		307,167

Real Estate Management & Development - 0.8%
Realogy Holdings Corp.*	6,190	260,290

Total Financials		1,125,707

The accompanying notes are an integral part of the financial statements.

4

Tax Managed Series

Investment Portfolio - April 30, 2014

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Health Care - 10.5%
Health Care Equipment & Supplies - 3.6%
Alere, Inc.*	12,060	$402,804
Becton, Dickinson and Co.	3,000	339,090
Teleflex, Inc.	2,190	223,577
Volcano Corp.*	13,590	238,640

		1,204,111

Health Care Providers & Services - 1.7%
DaVita Healthcare Partners, Inc.*	3,250	225,225
Fresenius Medical Care AG & Co. KGaA (Germany)[1]	2,830	194,980
HCA Holdings, Inc.*	2,590	134,680

		554,885

Health Care Technology - 1.6%
Cerner Corp.*	10,320	529,416

Life Sciences Tools & Services - 1.0%
QIAGEN N.V. - ADR*	15,000	328,500

Pharmaceuticals - 2.6%
Johnson & Johnson	5,860	593,559
Sanofi - ADR (France)	5,490	295,362

		888,921

Total Health Care		3,505,833

Industrials - 8.0%
Air Freight & Logistics - 1.4%
C.H. Robinson Worldwide, Inc.	7,900	465,310

Industrial Conglomerates - 1.4%
General Electric Co.	16,880	453,903

Machinery - 3.2%
Caterpillar, Inc.	5,180	545,972
Joy Global, Inc.	5,830	352,015
Xylem, Inc.	4,900	184,191

		1,082,178

Professional Services - 0.9%
Equifax, Inc.	4,170	295,278

Trading Companies & Distributors - 1.1%
Fastenal Co.	7,320	366,586

Total Industrials		2,663,255

Information Technology - 22.3%
Communications Equipment - 5.5%
F5 Networks, Inc.*	4,190	440,662
Juniper Networks, Inc.*	13,430	331,587

The accompanying notes are an integral part of the financial statements.

5

Tax Managed Series

Investment Portfolio - April 30, 2014

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)
Communications Equipment (continued)
Palo Alto Networks, Inc.*	5,230	$332,523
Qualcomm, Inc.	9,260	728,855

		1,833,627

Electronic Equipment, Instruments & Components - 0.4%
FLIR Systems, Inc.	3,810	129,692

Internet Software & Services - 4.8%
eBay, Inc.*	11,740	608,484
Facebook, Inc. - Class A*	10,490	627,092
Google, Inc. - Class A*	340	181,859
Google, Inc. - Class C*	340	179,064

		1,596,499

IT Services - 2.6%
Amdocs Ltd. - ADR	4,010	186,585
MasterCard, Inc. - Class A	2,900	213,295
VeriFone Systems, Inc.*	8,210	274,542
Visa, Inc. - Class A	990	200,584

		875,006

Semiconductors & Semiconductor Equipment - 1.4%
Skyworks Solutions, Inc.*	11,410	468,381

Software - 2.5%
Electronic Arts, Inc.*	9,010	254,983
Fortinet, Inc.*	20,060	440,919
Nuance Communications, Inc.*	8,020	129,042

		824,944

Technology Hardware, Storage & Peripherals - 5.1%
Apple, Inc.	1,240	731,712
EMC Corp.	38,230	986,334

		1,718,046

Total Information Technology		7,446,195

Materials - 7.1%
Chemicals - 4.0%
Monsanto Co.	4,810	532,467
The Mosaic Co.	9,800	490,392
Potash Corp. of Saskatchewan, Inc. (Canada)	8,480	306,637

		1,329,496

The accompanying notes are an integral part of the financial statements.

6

Tax Managed Series

Investment Portfolio - April 30, 2014

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Materials (continued)
Metals & Mining - 3.1%
Alcoa, Inc.	78,020	$1,050,929

Total Materials		2,380,425

TOTAL COMMON STOCKS
(Identified Cost $24,561,553)		32,694,171

SHORT-TERM INVESTMENT - 0.5%
Dreyfus Cash Management, Inc. - Institutional Shares[2], 0.03%
(Identified Cost $176,755)	176,755	176,755

TOTAL INVESTMENTS - 98.3%
(Identified Cost $24,738,308)		32,870,926
OTHER ASSETS, LESS LIABILITIES - 1.7%		573,788

NET ASSETS - 100%		$33,444,714

ADR - American Depositary Receipt

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Rate shown is the current yield as of April 30, 2014.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

7

Tax Managed Series

Statement of Assets and Liabilities

April 30, 2014 (unaudited)

ASSETS:

Investments, at value (identified cost $24,738,308) (Note 2)	$32,870,926
Cash	9
Receivable for securities sold	496,734
Receivable for fund shares sold	320,500
Dividends receivable	33,685
Foreign tax reclaims receivable	17,303
Prepaid and other expenses	7,828

TOTAL ASSETS	33,746,985

LIABILITIES:

Accrued management fees (Note 3)	22,514
Accrued fund accounting and administration fees (Note 3)	7,025
Accrued transfer agent fees (Note 3)	1,982
Payable for securities purchased	244,431
Audit fees payable	20,436
Other payables and accrued expenses	5,883

TOTAL LIABILITIES	302,271

TOTAL NET ASSETS	$33,444,714

NET ASSETS CONSIST OF:

Capital stock	$10,467
Additional paid-in-capital	22,152,345
Undistributed net investment income	18,734
Accumulated net realized gain on investments, foreign currency and translation of other assets and liabilities	3,129,924
Net unrealized appreciation (depreciation) on investments, foreign currency and translation of other assets and liabilities	8,133,244

TOTAL NET ASSETS	$33,444,714

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class A ($33,444,714/1,046,739 shares)	$31.95

The accompanying notes are an integral part of the financial statements.

8

Tax Managed Series

Statement of Operations

For the Six Months Ended April 30, 2014 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $9,112)	$227,217

EXPENSES:

Management fees (Note 3)	168,217
Fund accounting and administration fees (Note 3)	16,138
Transfer agent fees (Note 3)	4,062
Chief Compliance Officer service fees (Note 3)	1,212
Directors’ fees (Note 3)	362
Audit fees	14,836
Custodian fees	1,797
Miscellaneous	20,358

Total Expenses	226,982
Less reduction of expenses (Note 3)	(25,121)

Net Expenses	201,861

NET INVESTMENT INCOME	25,356

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain on-
Investments	3,177,047
Foreign currency and translation of other assets and liabilities	256

3,177,303

Net change in unrealized appreciation (depreciation) on-
Investments	(283,179)
Foreign currency and translation of other assets and liabilities	228

(282,951)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY	2,894,352

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,919,708

The accompanying notes are an integral part of the financial statements.

9

Tax Managed Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 4/30/14 (UNAUDITED)	FOR THE YEAR ENDED 10/31/13
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$25,356	$38,938
Net realized gain on investments and foreign currency	3,177,303	4,662,757
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(282,951)	2,768,711

Net increase from operations	2,919,708	7,470,406

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	(12,151)	(53,257)
From net realized gain on investments	(4,642,767)	(1,176,954)

Total distributions to shareholders	(4,654,918)	(1,230,211)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	1,511,309	(2,347,220)

Net increase (decrease) in net assets	(223,901)	3,892,975

NET ASSETS:

Beginning of period	33,668,615	29,775,640

End of period (including undistributed net investment income of $18,734 and $5,529, respectively)	$33,444,714	$33,668,615

The accompanying notes are an integral part of the financial statements.

10

Tax Managed Series

Financial Highlights

	FOR THE SIX MONTHS ENDED 4/30/14 (UNAUDITED)	FOR THE YEARS ENDED
		10/31/13	10/31/12	10/31/11	10/31/10	10/31/09
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$33.95	$27.69	$24.96	$25.01	$21.32	$18.26

Income (loss) from investment operations:
Net investment income[1]	0.02	0.04	0.03	0.08	0.06	0.06
Net realized and unrealized gain (loss) on investments	2.65	7.52	2.77	(0.06)	3.67	3.11

Total from investment operations	2.67	7.56	2.80	0.02	3.73	3.17

Less distributions to shareholders:
From net investment income	(0.01)	(0.06)	(0.07)	(0.07)	(0.04)	(0.11)
From net realized gain on investments	(4.66)	(1.24)	—	—	—	—

Total distributions to shareholders	(4.67)	(1.30)	(0.07)	(0.07)	(0.04)	(0.11)

Net asset value - End of period	$31.95	$33.95	$27.69	$24.96	$25.01	$21.32

Net assets - End of period (000’s omitted)	$33,445	$33,669	$29,776	$47,663	$45,276	$29,259

Total return[2]	9.07%	28.41%	11.28%	0.08%	17.50%	17.57%
Ratios (to average net assets)/ Supplemental Data:
Expenses*	1.20%[3]	1.20%	1.20%	1.20%	1.20%	1.20%
Net investment income	0.15%[3]	0.13%	0.12%	0.29%	0.28%	0.31%
Portfolio turnover	23%	56%	47%	57%	56%	48%

*The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amounts:

	0.15%	0.15%	0.10%	0.04%	0.14%	0.24%

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

11

Tax Managed Series

Notes to Financial Statements

(unaudited)

1.	Organization

Tax Managed Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to maximize long-term growth while attempting to minimize the impact of taxes on the total return earned by shareholders.

The Fund’s Advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of April 30, 2014, 11 billion shares have been designated in total among 45 series, of which 87.5 million have been designated as Tax Managed Series Class A common stock.

2.	Significant Accounting Policies

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. In accordance with the procedures approved by the Board, the values of certain securities trading outside the U.S. were adjusted following the close of local trading using a factor from a third party vendor. The third party vendor uses statistical analyses and quantitative models, which consider among other things subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, to determine the factors which are used to adjust local market prices. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities. It is the Fund’s policy to classify each foreign equity security where a factor from a third party vendor is provided as a Level 2 security.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both

12

Tax Managed Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of April 30, 2014 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$5,325,065	$5,325,065	$—	$—
Consumer Staples	5,595,996	2,847,405	2,748,591	—
Energy	4,651,695	4,651,695	—	—
Financials	1,125,707	1,125,707	—	—
Health Care	3,505,833	3,310,853	194,980	—
Industrials	2,663,255	2,663,255	—	—
Information Technology	7,446,195	7,446,195	—	—
Materials	2,380,425	2,380,425	—	—
Mutual Fund	176,755	176,755	—	—

Total assets	$32,870,926	$29,927,355	$2,943,571	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the security’s fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of October 31, 2013 or April 30, 2014.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended April 30, 2014.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

13

Tax Managed Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At April 30, 2014, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended October 31, 2010 through October 31, 2013. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting

14

Tax Managed Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Effective May 2013, an Audit Committee Chair, who receives an additional annual stipend for this role, was appointed to the Fund.

The Advisor has contractually agreed, until at least February 28, 2015, to waive its management fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than 1.20% of average daily net assets each year. Accordingly, the Advisor waived fees of $25,121 for the six months ended April 30, 2014, which is included as a reduction of expenses on the Statement of Operations. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent. The Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0175% on the first $3 billion of average daily net assets (excluding Target Series and Strategic Income Series); 0.015% on the next $3 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.01% of the average daily net assets in excess of $6 billion (excluding Target Series and Strategic Income Series); plus a base fee of $25,500 per series. Transfer Agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. Effective October 1, 2012, the aforementioned agreements were modified to reduce the annual fee related to fund accounting and administration, as well as transfer agent fees, by 10%, excluding out-of-pocket expenses.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended April 30, 2014, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $7,765,678 and $10,834,792, respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in shares of Tax Managed Series were:

	FOR THE SIX MONTHS ENDED 4/30/14		FOR THE YEAR ENDED 10/31/13
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	84,286	$2,730,574	162,031	$4,917,681
Reinvested	152,482	4,482,970	42,834	1,174,066
Repurchased	(181,605)	(5,702,235)	(288,508)	(8,438,967)

Total	55,163	$1,511,309	(83,643)	$(2,347,220)

At April 30, 2014, one shareholder account owned 308,473 shares of the Series (29.5% of shares outstanding) valued at $9,855,700. Investment activities of this shareholder may have a material effect on the Series.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various

15

Tax Managed Series

Notes to Financial Statements (continued)

(unaudited)

6.	Financial Instruments (continued)

market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of April 30, 2014.

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2013 were as follows:

Ordinary income	$53,257
Long-term capital gains	1,176,954

At April 30, 2014, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$24,785,666
Unrealized appreciation	8,313,094
Unrealized depreciation	(227,834)

Net unrealized appreciation	$8,085,260

16

Tax Managed Series

Renewal of Investment Advisory Agreement

(unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on November 20, 2013, the Investment Advisory Agreement (the “Agreement”) between the Fund and Manning & Napier Advisors, LLC (the “Advisor”) was considered by the Board for renewal. In connection with the decision whether to renew the Agreement, a variety of material was prepared for and considered by the Board.

Representatives of the Advisor attended the meeting and presented additional oral and written information to the Board to assist the Board in its considerations. The discussion immediately below outlines the materials and information presented to the Board in connection with the Board’s 2013 Annual consideration of the Agreement and the conclusions made by the Directors when determining to continue the Agreement.

•

The Board considered the services provided by the Advisor under the Agreement including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or sub-transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board also considered the nature and quality of such services provided under the Agreement in light of the Advisor’s services provided to the Fund for 27 years. The Board discussed the quality of these services with representatives from the Advisor and concluded that the Advisor was performing its services to the Fund required under the Agreement in a reasonable manner.

•

The Board considered the performance of each Series since its inception, as well as performance over multiple time periods. Performance for one or more of the following time periods was considered as applicable to the Series’ inception date: inception, three year, five year, ten year, and current market cycle. A market cycle includes periods of both rising and falling markets. Returns for established benchmark indices for each Series were provided. In addition, the Board considered at the meeting (and considers on a quarterly basis) a peer group performance analysis consisting of Morningstar universes of mutual funds with similar investment objectives. The Board discussed the performance with representatives from the Advisor and concluded that the investment performance of each of the Fund’s Series was reasonable based on the Series’ actual performance and comparative performance, especially for those series with performance over the current market cycle.

•

The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund under the Agreement. In reviewing the Advisor’s costs and profits, the Board discussed the Advisor’s revenues generated from the Fund (on both an actual and adjusted basis) and its expenses associated with providing the services under the Agreement. In addition, the Board reviewed the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and payments made by the Advisor to third party platforms on which shares of the Fund are available for purchase). It was noted by representatives of the Advisor that 18 of the 37 active Series of the Fund are currently experiencing expenses above the capped expense ratios. After discussing the above costs and profits, the Board concluded that the Advisor’s profitability relating to its services provided under the Agreement was reasonable.

•

The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any expense waivers or reimbursements (either contractual or voluntary) paid by the Advisor. The advisory fees and expense ratios of each Series were compared to an average (on both a mean and median basis) of similar funds as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the levels of its advisory fee for each Series of the Fund and as compared to the median and mean advisory fees for similar funds as listed on Morningstar. Expense ratios for every Series, except the Tax Managed Series, Pro-Blend Series Class C, and Target Series’ Class R and Class C, are lower than, or substantially similar to the Morningstar mean and median reported total expense ratio. The higher than mean and median total expense ratios for Classes C and R reflect higher distribution, marketing and shareholder service fees payable to broker-dealers through a 100bp 12b-1 fee for Class C and a 50bp 12b-1 fee for Class R. Based on their review of the information provided, the Board concluded that the fees and expenses of each Series of the Fund were reasonable on a comparative basis.

17

Tax Managed Series

Renewal of Investment Advisory Agreement

(unaudited)

•

The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include certain research services provided by soft dollars. Given the level of soft dollar transactions involving the Fund, the Board concluded that these additional benefits to the Advisor were reasonable.

•

In addition to the factors described above, the Board considered the Advisor’s personnel, investment strategies, policies and procedures relating to compliance with personal securities transactions, reputation, expertise and resources in domestic and foreign financial markets. The Board concluded that these factors support the conclusion that the Advisor performs its services in a reasonable manner.

•

The Board then considered economies of scale and concluded that the current fee schedule to the advisory agreement remained reasonable given the multiple uses of the Fund (for the Advisor’s discretionary investment account clients in addition to direct investors), the current profitability of the Advisor’s services to the Fund under the Agreement, the number of newly established series of the Fund and the overall size of the Fund complex.

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including a majority of Directors that are not “interested persons” as defined in the Investment Company Act of 1940, concluded that the compensation under the Agreement was fair and reasonable in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment. Accordingly, the Board approved the renewal of the Agreement. In the course of their deliberations, the Directors did not identify any particular information that was all important or controlling.

18

Tax Managed Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNTAX-04/14-SAR

TARGET INCOME SERIES
TARGET 2010 SERIES
TARGET 2015 SERIES
TARGET 2020 SERIES
TARGET 2025 SERIES
TARGET 2030 SERIES
TARGET 2035 SERIES
TARGET 2040 SERIES
www.manning-napier.com	TARGET 2045 SERIES
TARGET 2050 SERIES
TARGET 2055 SERIES

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the six month period (November 1, 2013 to April 30, 2014).

Actual Expenses

The Actual lines of the following tables provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Series and Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of the following tables provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the Series and Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the Hypothetical lines for each class in the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 11/1/13	ENDING ACCOUNT VALUE 4/30/14	EXPENSES PAID DURING PERIOD 11/1/13-4/30/14[1]	ANNUALIZED EXPENSE RATIO[2]
Target Income
Actual (Class K)	$1,000.00	$1,041.10	$1.52	0.30%
Hypothetical[3]	$1,000.00	$1,023.31	$1.51	0.30%

Actual (Class R)	$1,000.00	$1,038.70	$2.78	0.55%
Hypothetical[3]	$1,000.00	$1,022.07	$2.76	0.55%

Actual (Class I)	$1,000.00	$1,042.40	$0.25	0.05%
Hypothetical[3]	$1,000.00	$1,024.55	$0.25	0.05%
	BEGINNING ACCOUNT VALUE 11/1/13	ENDING ACCOUNT VALUE 4/30/14	EXPENSES PAID DURING PERIOD 11/1/13-4/30/14[1]	ANNUALIZED EXPENSE RATIO[2]
Target 2010
Actual (Class K)	$1,000.00	$1,043.00	$1.52	0.30%
Hypothetical[3]	$1,000.00	$1,023.31	$1.51	0.30%

Actual (Class R)	$1,000.00	$1,041.80	$2.78	0.55%
Hypothetical[3]	$1,000.00	$1,022.07	$2.76	0.55%

Actual (Class I)	$1,000.00	$1,044.20	$0.25	0.05%
Hypothetical[3]	$1,000.00	$1,024.55	$0.25	0.05%

1

Shareholder Expense Example

(unaudited)

	BEGINNING ACCOUNT VALUE 11/1/13	ENDING ACCOUNT VALUE 4/30/14	EXPENSES PAID DURING PERIOD 11/1/13-4/30/14[1]	ANNUALIZED EXPENSE RATIO[2]
Target 2015
Actual (Class K)	$1,000.00	$1,047.30	$1.52	0.30%
Hypothetical[3]	$1,000.00	$1,023.31	$1.51	0.30%

Actual (Class R)	$1,000.00	$1,045.80	$2.79	0.55%
Hypothetical[3]	$1,000.00	$1,022.07	$2.76	0.55%

Actual (Class I)	$1,000.00	$1,047.70	$0.25	0.05%
Hypothetical[3]	$1,000.00	$1,024.55	$0.25	0.05%
	BEGINNING ACCOUNT VALUE 11/1/13	ENDING ACCOUNT VALUE 4/30/14	EXPENSES PAID DURING PERIOD 11/1/13-4/30/14[1]	ANNUALIZED EXPENSE RATIO[2]
Target 2020
Actual (Class K)	$1,000.00	$1,052.00	$1.53	0.30%
Hypothetical[3]	$1,000.00	$1,023.31	$1.51	0.30%

Actual (Class R)	$1,000.00	$1,050.40	$2.80	0.55%
Hypothetical[3]	$1,000.00	$1,022.07	$2.76	0.55%

Actual (Class I)	$1,000.00	$1,053.20	$0.25	0.05%
Hypothetical[3]	$1,000.00	$1,024.55	$0.25	0.05%
	BEGINNING ACCOUNT VALUE 11/1/13	ENDING ACCOUNT VALUE 4/30/14	EXPENSES PAID DURING PERIOD 11/1/13-4/30/14[1]	ANNUALIZED EXPENSE RATIO[2]
Target 2025
Actual (Class K)	$1,000.00	$1,060.00	$1.53	0.30%
Hypothetical[3]	$1,000.00	$1,023.31	$1.51	0.30%

Actual (Class R)	$1,000.00	$1,058.20	$2.81	0.55%
Hypothetical[3]	$1,000.00	$1,022.07	$2.76	0.55%

Actual (Class I)	$1,000.00	$1,061.30	$0.26	0.05%
Hypothetical[3]	$1,000.00	$1,024.55	$0.25	0.05%

2

Shareholder Expense Example

(unaudited)

	BEGINNING ACCOUNT VALUE 11/1/13	ENDING ACCOUNT VALUE 4/30/14	EXPENSES PAID DURING PERIOD 11/1/13-4/30/14[1]	ANNUALIZED EXPENSE RATIO[2]
Target 2030
Actual (Class K)	$1,000.00	$1,063.50	$1.53	0.30%
Hypothetical[3]	$1,000.00	$1,023.31	$1.51	0.30%

Actual (Class R)	$1,000.00	$1,062.60	$2.81	0.55%
Hypothetical[3]	$1,000.00	$1,022.07	$2.76	0.55%

Actual ( Class I)	$1,000.00	$1,065.20	$0.26	0.05%
Hypothetical[3]	$1,000.00	$1,024.55	$0.25	0.05%
	BEGINNING ACCOUNT VALUE 11/1/13	ENDING ACCOUNT VALUE 4/30/14	EXPENSES PAID DURING PERIOD 11/1/13-4/30/14[1]	ANNUALIZED EXPENSE RATIO[2]
Target 2035
Actual (Class K)	$1,000.00	$1,067.10	$1.54	0.30%
Hypothetical[3]	$1,000.00	$1,023.31	$1.51	0.30%

Actual (Class R)	$1,000.00	$1,065.00	$2.82	0.55%
Hypothetical[3]	$1,000.00	$1,022.07	$2.76	0.55%

Actual (Class I)	$1,000.00	$1,068.00	$0.26	0.05%
Hypothetical[3]	$1,000.00	$1,024.55	$0.25	0.05%
	BEGINNING ACCOUNT VALUE 11/1/13	ENDING ACCOUNT VALUE 4/30/14	EXPENSES PAID DURING PERIOD 11/1/13-4/30/14[1]	ANNUALIZED EXPENSE RATIO[2]
Target 2040
Actual (Class K)	$1,000.00	$1,070.30	$1.54	0.30%
Hypothetical[3]	$1,000.00	$1,023.31	$1.51	0.30%

Actual (Class R)	$1,000.00	$1,068.50	$2.82	0.55%
Hypothetical[3]	$1,000.00	$1,022.07	$2.76	0.55%

Actual (Class I)	$1,000.00	$1,071.30	$0.26	0.05%
Hypothetical[3]	$1,000.00	$1,024.55	$0.25	0.05%

3

Shareholder Expense Example

(unaudited)

	BEGINNING ACCOUNT VALUE 11/1/13	ENDING ACCOUNT VALUE 4/30/14	EXPENSES PAID DURING PERIOD 11/1/13-4/30/14[1]	ANNUALIZED EXPENSE RATIO[2]
Target 2045
Actual (Class K)	$1,000.00	$1,072.50	$1.54	0.30%
Hypothetical[3]	$1,000.00	$1,023.31	$1.51	0.30%

Actual (Class R)	$1,000.00	$1,071.00	$2.82	0.55%
Hypothetical[3]	$1,000.00	$1,022.07	$2.76	0.55%

Actual (Class I)	$1,000.00	$1,073.10	$0.26	0.05%
Hypothetical[3]	$1,000.00	$1,024.55	$0.25	0.05%
	BEGINNING ACCOUNT VALUE 11/1/13	ENDING ACCOUNT VALUE 4/30/14	EXPENSES PAID DURING PERIOD 11/1/13-4/30/14[1]	ANNUALIZED EXPENSE RATIO[2]
Target 2050
Actual (Class K)	$1,000.00	$1,071.50	$1.54	0.30%
Hypothetical[3]	$1,000.00	$1,023.31	$1.51	0.30%

Actual (Class R)	$1,000.00	$1,070.70	$2.82	0.55%
Hypothetical[3]	$1,000.00	$1,022.07	$2.76	0.55%

Actual (Class I)	$1,000.00	$1,073.20	$0.26	0.05%
Hypothetical[3]	$1,000.00	$1,024.55	$0.25	0.05%
	BEGINNING ACCOUNT VALUE 11/1/13	ENDING ACCOUNT VALUE 4/30/14	EXPENSES PAID DURING PERIOD 11/1/13-4/30/14[1]	ANNUALIZED EXPENSE RATIO[2]
Target 2055
Actual (Class K)	$1,000.00	$1,068.30	$1.54	0.30%
Hypothetical[3]	$1,000.00	$1,023.31	$1.51	0.30%

Actual (Class R)	$1,000.00	$1,067.00	$2.82	0.55%
Hypothetical[3]	$1,000.00	$1,022.07	$2.76	0.55%

Actual (Class I)	$1,000.00	$1,069.50	$0.26	0.05%
Hypothetical[3]	$1,000.00	$1,024.55	$0.25	0.05%

1Expenses are equal to the Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Class’ total returns would have been lower had certain expenses not been reimbursed during the period.

2Expense ratios of the Class do not include fees and expenses indirectly incurred by the underlying funds. If these expenses were included, the expense ratios would have been higher.

3Assumes 5% annual return before expenses.

4

Portfolio Composition as of April 30, 2014 - Asset Allocation1

(unaudited)

1 Represents portfolio composition of the underlying investment(s) for each Series as a percentage of net assets.

2 A U.S. Treasury Note is an intermediate-term obligation of the U.S. Treasury issued with a maturity period between one and ten years.

5

Portfolio Composition as of April 30, 2014 - Asset Allocation1

(unaudited)

1 Represents portfolio composition of the underlying investment(s) for each Series as a percentage of net assets.

2 A U.S. Treasury Note is an intermediate-term obligation of the U.S. Treasury issued with a maturity period between one and ten years.

6

Investment Portfolios - April 30, 2014

(unaudited)

TARGET INCOME SERIES	SHARES	VALUE (NOTE 2)

AFFILIATED INVESTMENT COMPANIES - 100.0%
Manning & Napier Pro-Blend® Conservative Term Series - Class I	6,927,057	$76,959,607

TOTAL AFFILIATED INVESTMENT COMPANIES
(Identified Cost $73,413,754)		76,959,607
LIABILITIES, LESS OTHER ASSETS - 0.0%*		(16,337)

NET ASSETS - 100%		$76,943,270

TARGET 2010 SERIES	SHARES	VALUE (NOTE 2)

AFFILIATED INVESTMENT COMPANIES - 100.0%
Manning & Napier Pro-Blend® Conservative Term Series - Class I	3,594,589	$39,935,883
Manning & Napier Pro-Blend® Moderate Term Series - Class I	871,952	9,922,810

TOTAL AFFILIATED INVESTMENT COMPANIES
(Identified Cost $47,918,874)		49,858,693
LIABILITIES, LESS OTHER ASSETS - 0.0%*		(8,373)

NET ASSETS - 100%		$49,850,320

TARGET 2015 SERIES	SHARES	VALUE (NOTE 2)

AFFILIATED INVESTMENT COMPANIES - 100.0%
Manning & Napier Pro-Blend® Extended Term Series - Class I	38,174	$429,076
Manning & Napier Pro-Blend® Moderate Term Series - Class I	714,948	8,136,109

TOTAL AFFILIATED INVESTMENT COMPANIES
(Identified Cost $8,379,609)		8,565,185
LIABILITIES, LESS OTHER ASSETS - 0.0%*		(1,219)

NET ASSETS - 100%		$8,563,966

*Less than 0.1%.

The accompanying notes are an integral part of the financial statements.

7

Investment Portfolios - April 30, 2014

(unaudited)

TARGET 2020 SERIES	SHARES	VALUE (NOTE 2)

AFFILIATED INVESTMENT COMPANIES - 100.0%
Manning & Napier Pro-Blend® Extended Term Series - Class I	6,488,227	$72,927,668
Manning & Napier Pro-Blend® Moderate Term Series - Class I	9,579,617	109,016,042

TOTAL AFFILIATED INVESTMENT COMPANIES
(Identified Cost $170,774,069)		181,943,710
LIABILITIES, LESS OTHER ASSETS - 0.0%*		(36,161)

NET ASSETS - 100%		$181,907,549

TARGET 2025 SERIES	SHARES	VALUE (NOTE 2)

AFFILIATED INVESTMENT COMPANIES - 100.0%
Manning & Napier Pro-Blend® Extended Term Series - Class I	1,547,110	$17,389,516
Manning & Napier Pro-Blend® Maximum Term Series - Class I	73,515	908,649

TOTAL AFFILIATED INVESTMENT COMPANIES
(Identified Cost $17,889,686)		18,298,165
LIABILITIES, LESS OTHER ASSETS - 0.0%*		(5,040)

NET ASSETS - 100%		$18,293,125

TARGET 2030 SERIES	SHARES	VALUE (NOTE 2)

AFFILIATED INVESTMENT COMPANIES - 100.0%
Manning & Napier Pro-Blend® Extended Term Series - Class I	12,010,897	$135,002,482
Manning & Napier Pro-Blend® Maximum Term Series - Class I	4,661,242	57,612,954

TOTAL AFFILIATED INVESTMENT COMPANIES
(Identified Cost $176,508,514)		192,615,436
LIABILITIES, LESS OTHER ASSETS - 0.0%*		(23,231)

NET ASSETS - 100%		$192,592,205

*Less than 0.1%.

The accompanying notes are an integral part of the financial statements.

8

Investment Portfolios - April 30, 2014

(unaudited)

TARGET 2035 SERIES	SHARES	VALUE (NOTE 2)

AFFILIATED INVESTMENT COMPANIES - 100.0%
Manning & Napier Pro-Blend® Extended Term Series - Class I	524,730	$5,897,967
Manning & Napier Pro-Blend® Maximum Term Series - Class I	581,874	7,191,963

TOTAL AFFILIATED INVESTMENT COMPANIES
(Identified Cost $12,796,354)		13,089,930
LIABILITIES, LESS OTHER ASSETS - 0.0%*		(2,860)

NET ASSETS - 100%		$13,087,070

TARGET 2040 SERIES	SHARES	VALUE (NOTE 2)

AFFILIATED INVESTMENT COMPANIES - 100.0%
Manning & Napier Pro-Blend® Extended Term Series - Class I	2,234,714	$25,118,189
Manning & Napier Pro-Blend® Maximum Term Series - Class I	8,092,733	100,026,183

TOTAL AFFILIATED INVESTMENT COMPANIES
(Identified Cost $114,508,513)		125,144,372
LIABILITIES, LESS OTHER ASSETS - 0.0%*		(23,576)

NET ASSETS - 100%		$125,120,796

TARGET 2045 SERIES	SHARES	VALUE (NOTE 2)

AFFILIATED INVESTMENT COMPANIES - 100.0%
Manning & Napier Pro-Blend® Maximum Term Series - Class I	435,437	$5,381,999

TOTAL AFFILIATED INVESTMENT COMPANIES
(Identified Cost $5,309,305)		5,381,999
OTHER ASSETS, LESS LIABILITIES - 0.0%*		398

NET ASSETS - 100%		$5,382,397

*Less than 0.1%.

The accompanying notes are an integral part of the financial statements.

9

Investment Portfolios - April 30, 2014

(unaudited)

TARGET 2050 SERIES	SHARES	VALUE (NOTE 2)

AFFILIATED INVESTMENT COMPANIES - 100.0%
Manning & Napier Pro-Blend® Maximum Term Series - Class I	4,711,702	$58,236,636

TOTAL AFFILIATED INVESTMENT COMPANIES
(Identified Cost $51,720,080)		58,236,636
LIABILITIES, LESS OTHER ASSETS - 0.0%*		(9,253)

NET ASSETS - 100%		$58,227,383

TARGET 2055 SERIES	SHARES	VALUE (NOTE 2)

AFFILIATED INVESTMENT COMPANIES - 99.9%
Manning & Napier Pro-Blend® Maximum Term Series - Class I	222,852	$2,754,446

TOTAL AFFILIATED INVESTMENT COMPANIES
(Identified Cost $2,761,093)		2,754,446
OTHER ASSETS, LESS LIABILITIES - 0.1%		2,054

NET ASSETS - 100%		$2,756,500

*Less than 0.1%.

The accompanying notes are an integral part of the financial statements.

10

Statements of Assets and Liabilities

April 30, 2014 (unaudited)

	TARGET INCOME	TARGET 2010	TARGET 2015	TARGET 2020	TARGET 2025	TARGET 2030
ASSETS:

Total investments in Underlying Series:
At value*	$76,959,607	$49,858,693	$8,565,185	$181,943,710	$18,298,165	$192,615,436
Receivable from Advisor (Note 3)	7,592	8,509	37,583	4,978	38,920	4,616
Receivable for shares of Underlying Series sold	—	332,617	—	216,198	51,174	1,088,219
Receivable for fund shares sold	7,919	6,480	1,375	105,263	9,551	63,441
Prepaid expenses	22,542	22,598	—	23,750	109	24,245

TOTAL ASSETS	76,997,660	50,228,897	8,604,143	182,293,899	18,397,919	193,795,957

LIABILITIES:
Accrued distribution and service (Rule 12b-1) fees (Note 3)	16,015	8,344	1,318	32,294	2,489	35,449
Accrued fund accounting and administration fees (Note 3)	12,435	12,312	17,581	13,060	22,875	13,092
Accrued transfer agent fees (Note 3)	2,062	1,951	1,101	2,528	1,198	2,082
Accrued Chief Compliance Officer service fees (Note 3)	—	—	82	—	82	—
Accrued Directors’ fees (Note 3)	421	361	7	1,302	—	1,025
Audit fees payable	13,082	13,126	10,881	12,837	10,864	12,812
Payable for shares of Underlying Series purchased	6,287	—	1,346	—	—	—
Payable for fund shares repurchased	1,632	339,049	29	320,291	60,090	1,136,187
Accrued Registration and filing fees	—	—	4,633	—	4,437	—
Other payables and accrued expenses	2,456	3,434	3,199	4,038	2,759	3,105

TOTAL LIABILITIES	54,390	378,577	40,177	386,350	104,794	1,203,752

TOTAL NET ASSETS	$76,943,270	$49,850,320	$8,563,966	$181,907,549	$18,293,125	$192,592,205

NET ASSETS CONSIST OF:
Capital stock	71,626	48,500	7,110	170,084	14,194	168,727
Additional paid-in-capital	69,152,384	45,058,189	8,103,991	158,991,329	16,998,031	159,651,262
Undistributed net investment loss	(823,732)	(584,788)	(60,382)	(2,454,141)	(190,517)	(4,254,700)
Accumulated net realized gain on Underlying Series	4,997,139	3,388,600	327,671	14,030,636	1,062,938	20,919,994
Net unrealized appreciation on Underlying Series	3,545,853	1,939,819	185,576	11,169,641	408,479	16,106,922

TOTAL NET ASSETS	$76,943,270	$49,850,320	$8,563,966	$181,907,549	$18,293,125	$192,592,205

Class K
Net Assets	$52,205,581	$30,810,610	$3,338,501	$93,333,899	$6,609,610	$111,725,980
Shares Outstanding	4,852,443	2,998,645	277,548	8,716,919	512,267	9,794,547
Net Asset Value, Offering Price, and Redemption Price per share	$10.76	$10.27	$12.03	$10.71	$12.90	$11.41
Class R
Net Assets	$13,314,818	$5,044,202	$1,604,330	$33,017,223	$2,701,639	$31,737,574
Shares Outstanding	1,252,136	495,274	133,264	3,123,332	209,032	2,804,569
Net Asset Value, Offering Price, and Redemption Price per share	$10.63	$10.18	$12.04	$10.57	$12.92	$11.32
Class I
Net Assets	$11,422,871	$13,995,508	$3,621,135	$55,556,427	$8,981,876	$49,128,651
Shares Outstanding	1,058,012	1,356,061	300,194	5,168,120	698,052	4,273,629
Net Asset Value, Offering Price, and Redemption Price per share	$10.80	$10.32	$12.06	$10.75	$12.87	$11.50

*At identified cost	$73,413,754	$47,918,874	$8,379,609	$170,774,069	$17,889,686	$176,508,514

The accompanying notes are an integral part of the financial statements.

11

Statements of Assets and Liabilities

April 30, 2014 (unaudited)

	TARGET 2035	TARGET 2040	TARGET 2045	TARGET 2050	TARGET 2055
ASSETS:

Total investments in Underlying Series:
At value*	$13,089,930	$125,144,372	$5,381,999	$58,236,636	$2,754,446
Receivable from Advisor (Note 3)	40,846	6,347	43,736	8,327	45,269
Receivable for shares of Underlying Series sold	26,784	1,549,336	—	221,439	—
Receivable for fund shares sold	2,755	50,460	4,559	34,146	457
Prepaid expenses	43	23,053	10	22,788	—

TOTAL ASSETS	13,160,358	126,773,568	5,430,304	58,523,336	2,800,172

LIABILITIES:
Accrued fund accounting and administration fees (Note 3)	22,851	12,709	22,845	12,307	22,832
Accrued distribution and service (Rule 12b-1) fees (Note 3)	1,621	23,411	1,085	11,076	387
Accrued transfer agent fees (Note 3)	1,145	2,010	1,146	1,784	1,075
Accrued Chief Compliance Officer service fees (Note 3)	82	—	82	—	82
Accrued Directors’ fees (Note 3)	—	698	—	46	22
Payable for fund shares repurchased	29,424	1,598,054	11	255,403	5
Audit fees payable	10,874	12,957	10,886	13,091	10,892
Accrued Registration and filing fees	4,236	—	4,582	—	4,928
Payable for shares of Underlying Series purchased	—	—	4,499	—	388
Other payables and accrued expenses	3,055	2,933	2,771	2,246	3,061

TOTAL LIABILITIES	73,288	1,652,772	47,907	295,953	43,672

TOTAL NET ASSETS	$13,087,070	$125,120,796	$5,382,397	$58,227,383	$2,756,500

NET ASSETS CONSIST OF:
Capital stock	9,638	101,369	3,815	42,987	2,002
Additional paid-in-capital	12,068,929	98,812,117	4,986,503	45,642,347	2,704,252
Undistributed net investment loss	(211,331)	(4,048,864)	(93,474)	(1,956,508)	(25,070)
Accumulated net realized gain on Underlying Series	926,258	19,620,315	412,859	7,982,001	81,963
Net unrealized appreciation/(depreciation) on Underlying Series	293,576	10,635,859	72,694	6,516,556	(6,647)

TOTAL NET ASSETS	$13,087,070	$125,120,796	$5,382,397	$58,227,383	$2,756,500

Class K
Net Assets	$4,432,107	$81,624,932	$2,438,718	$43,247,524	$2,080,259
Shares Outstanding	326,896	6,615,169	172,758	3,193,883	151,255
Net Asset Value, Offering Price, and Redemption Price per share	$13.56	$12.34	$14.12	$13.54	$13.75
Class R
Net Assets	$1,795,434	$17,104,075	$1,356,765	$5,976,022	$118,986
Shares Outstanding	132,185	1,395,580	96,539	444,330	8,713
Net Asset Value, Offering Price, and Redemption Price per share	$13.58	$12.26	$14.05	$13.45	$13.66
Class I
Net Assets	$6,859,529	$26,391,789	$1,586,914	$9,003,837	$557,255
Shares Outstanding	504,669	2,126,168	112,250	660,505	40,236
Net Asset Value, Offering Price, and Redemption Price per share	$13.59	$12.41	$14.14	$13.63	$13.85

*At identified cost	$12,796,354	$114,508,513	$5,309,305	$51,720,080	$2,761,093

The accompanying notes are an integral part of the financial statements.

12

Statements of Operations

For the Six Months Ended April 30, 2014 (unaudited)

	TARGET INCOME	TARGET 2010	TARGET 2015	TARGET 2020	TARGET 2025	TARGET 2030
INVESTMENT INCOME:
Income distributions from Underlying Series	$858,402	$505,180	$35,297	$1,422,413	$85,350	$1,174,194

EXPENSES:
Distribution and services (Rule 12b-1) fees (Class K) (Note 3)	60,596	37,184	2,331	107,606	4,208	124,695
Distribution and services (Rule 12b-1) fees (Class C) (Note 3)	3,152	2,879	—	11,006	1,502	8,980
Distribution and services (Rule 12b-1) fees (Class R) (Note 3)	33,084	12,409	3,228	77,443	5,638	72,934
Fund accounting and administration fees (Note 3)	22,666	22,427	19,123	23,905	21,778	23,951
Transfer agent fees (Note 3)	4,313	3,931	3,013	5,540	3,175	5,808
Chief Compliance Officer service fees (Note 3)	1,212	1,212	1,212	1,212	1,212	1,212
Directors’ fees (Note 3)	665	541	22	1,684	45	1,647
Registration and filing fees	23,044	22,925	19,962	24,714	19,966	24,550
Audit fees	8,878	8,865	8,713	8,971	8,713	8,968
Legal fees	123	101	5	335	12	330
Custodian fees	868	1,720	1,428	1,724	1,441	1,724
Miscellaneous	4,763	4,111	1,490	8,743	1,587	8,875

Total Expenses	163,364	118,305	60,527	272,883	69,277	283,674
Less reduction of expenses (Note 3)	(48,305)	(53,440)	(53,330)	(32,015)	(54,264)	(30,851)

Net Expenses	115,059	64,865	7,197	240,868	15,013	252,823

NET INVESTMENT INCOME	743,343	440,315	28,100	1,181,545	70,337	921,371

REALIZED AND UNREALIZED GAIN ON UNDERLYING SERIES:
Net realized gain on Underlying Series	1,252,156	736,237	61,176	2,042,954	122,497	2,907,070
Distributions of realized gains from Underlying Series	3,747,734	2,655,429	266,537	12,116,606	940,635	18,426,813
Net change in unrealized depreciation on Underlying Series	(2,792,539)	(1,718,293)	(39,734)	(6,134,193)	(250,645)	(10,695,496)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON UNDERLYING SERIES	2,207,351	1,673,373	287,979	8,025,367	812,487	10,638,387

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,950,694	$2,113,688	$316,079	$9,206,912	$882,824	$11,559,758

The accompanying notes are an integral part of the financial statements.

13

Statements of Operations

For the Six Months Ended April 30, 2014 (unaudited)

	TARGET 2035	TARGET 2040	TARGET 2045	TARGET 2050	TARGET 2055
INVESTMENT INCOME:
Income distributions from Underlying Series	$37,553	$452,088	$7,518	$161,661	$2,061

EXPENSES:
Distribution and services (Rule 12b-1) fees (Class K) (Note 3)	3,046	91,624	1,901	48,939	570
Distribution and services (Rule 12b-1) fees (Class C) (Note 3)	144	4,095	1,392	4,267	3
Distribution and services (Rule 12b-1) fees (Class R) (Note 3)	3,581	41,014	2,304	13,444	220
Fund accounting and administration fees (Note 3)	21,725	23,193	21,644	22,416	21,609
Transfer agent fees (Note 3)	3,114	4,825	3,138	4,689	2,984
Chief Compliance Officer service fees (Note 3)	1,212	1,212	1,212	1,212	1,212
Directors’ fees (Note 3)	34	1,071	8	444	2
Registration and filing fees	19,765	23,634	19,912	23,090	19,657
Audit fees	8,713	8,914	8,713	8,851	8,713
Legal fees	9	210	2	85	2
Custodian fees	1,439	1,724	696	866	645
Miscellaneous	1,616	6,470	1,608	4,742	1,479

Total Expenses	64,398	207,986	62,530	133,045	57,096
Less reduction of expenses (Note 3)	(55,126)	(41,326)	(55,912)	(52,891)	(56,065)

Net Expenses	9,272	166,660	6,618	80,154	1,031

NET INVESTMENT INCOME	28,281	285,428	900	81,507	1,030

REALIZED AND UNREALIZED GAIN ON UNDERLYING SERIES:
Net realized gain (loss) on Underlying Series	88,554	4,519,782	83,794	907,143	(8,086)
Distributions of realized gains from Underlying Series	837,793	15,101,407	329,077	7,076,515	90,194
Net change in unrealized depreciation on Underlying Series	(288,242)	(11,660,201)	(128,036)	(4,256,593)	(27,004)

NET REALIZED AND UNREALIZED GAIN ON UNDERLYING SERIES	638,105	7,960,988	284,835	3,727,065	55,104

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$666,386	$8,246,416	$285,735	$3,808,572	$56,134

The accompanying notes are an integral part of the financial statements.

14

Statements of Changes in Net Assets

	TARGET INCOME FOR THE SIX MONTHS ENDED 4/30/14 (UNAUDITED)	FOR THE YEAR ENDED 10/31/13	TARGET 2010 FOR THE SIX MONTHS ENDED 4/30/14 (UNAUDITED)	FOR THE YEAR ENDED 10/31/13	TARGET 2015 FOR THE SIX MONTHS ENDED 4/30/14 (UNAUDITED)	FOR THE YEAR ENDED 10/31/13

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$743,343	$985,895	$440,315	$680,462	$28,100	$23,211
Net realized gain on Underlying Series	1,252,156	1,571,377	736,237	801,575	61,176	37,989
Distributions of realized gains from Underlying Series	3,747,734	1,506,602	2,655,429	1,309,091	266,537	84
Net change in unrealized appreciation/(depreciation) on Underlying Series	(2,792,539)	605,343	(1,718,293)	1,949,056	(39,734)	225,276

Net increase from operations	2,950,694	4,669,217	2,113,688	4,740,184	316,079	286,560

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income (Class K)	(1,053,898)	(1,027,970)	(619,087)	(551,988)	(18,486)	(5,261)
From net investment income (Class R)	(281,278)	(70,541)	(97,697)	(80,517)	(20,693)	(1,446)
From net investment income (Class C)	(21,877)	(15,052)	(17,249)	(15,758)	(2)	—
From net investment income (Class I)	(265,693)	(170,895)	(339,261)	(276,764)	(52,278)	(13,541)
From net realized gain on investments (Class K)	(1,819,428)	(1,790,580)	(1,089,187)	(893,245)	(7,981)	—
From net realized gain on investments (Class R)	(505,007)	(146,039)	(184,407)	(154,363)	(9,202)	—
From net realized gain on investments (Class C)	(45,467)	(40,660)	(39,257)	(44,459)	(1)	—
From net realized gain on investments (Class I)	(432,506)	(241,175)	(560,834)	(393,718)	(20,916)	—

Total distributions to shareholders	(4,425,154)	(3,502,912)	(2,946,979)	(2,410,812)	(129,559)	(20,248)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 6)	4,788,588	15,365,341	(885,109)	3,875,933	2,723,728	5,385,487

Net increase (decrease) in net assets	3,314,128	16,531,646	(1,718,400)	6,205,305	2,910,248	5,651,799

NET ASSETS:

Beginning of period	73,629,142	57,097,496	51,568,720	45,363,415	5,653,718	1,919

End of period[1]	$76,943,270	$73,629,142	$49,850,320	$51,568,720	$8,563,966	$5,653,718

[1] Including undistributed net investment income (distributions in excess of net investment income):

	$(823,732)	$55,670	$(584,788)	$48,191	$(60,382)	$2,977

The accompanying notes are an integral part of the financial statements.

15

Statements of Changes in Net Assets

	TARGET 2020 FOR THE SIX MONTHS ENDED 4/30/14 (UNAUDITED)	FOR THE YEAR ENDED 10/31/13	TARGET 2025 FOR THE SIX MONTHS ENDED 4/30/14 (UNAUDITED)	FOR THE YEAR ENDED 10/31/13	TARGET 2030 FOR THE SIX MONTHS ENDED 4/30/14 (UNAUDITED)	FOR THE YEAR ENDED 10/31/13

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$1,181,545	$1,869,623	$70,337	$44,902	$921,371	$1,436,230
Net realized gain on Underlying Series	2,042,954	2,390,347	122,497	36,657	2,907,070	1,371,264
Distributions of realized gains from Underlying Series	12,116,606	5,325,570	940,635	2,173	18,426,813	5,135,966
Net change in unrealized appreciation/(depreciation) on Underlying Series	(6,134,193)	12,707,860	(250,645)	656,686	(10,695,496)	20,531,082

Net increase from operations	9,206,912	22,293,400	882,824	740,418	11,559,758	28,474,542

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income (Class K)	(1,686,699)	(1,414,259)	(19,407)	(2,961)	(2,643,242)	(1,072,641)
From net investment income (Class R)	(584,244)	(350,392)	(43,030)	(1,291)	(750,219)	(245,172)
From net investment income (Class C)	(58,854)	(50,975)	(11,088)	(1,380)	(73,376)	(22,710)
From net investment income (Class I)	(1,438,106)	(1,011,041)	(194,194)	(32,739)	(1,810,832)	(739,268)
From net realized gain on investments (Class K)	(3,058,836)	(2,423,692)	(2,858)	—	(2,954,941)	(2,382,147)
From net realized gain on investments (Class R)	(1,125,718)	(692,644)	(6,548)	—	(877,958)	(659,561)
From net realized gain on investments (Class C)	(135,011)	(144,273)	(1,961)	—	(95,570)	(94,494)
From net realized gain on investments (Class I)	(2,449,372)	(1,431,757)	(27,313)	—	(1,937,699)	(1,326,395)

Total distributions to shareholders	(10,536,840)	(7,519,033)	(306,399)	(38,371)	(11,143,837)	(6,542,388)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 6)	(4,303,967)	43,056,205	5,518,230	11,448,349	5,795,953	37,685,103

Net increase (decrease) in net assets	(5,633,895)	57,830,572	6,094,655	12,150,396	6,211,874	59,617,257

NET ASSETS:

Beginning of period	187,541,444	129,710,872	12,198,470	48,074	186,380,331	126,763,074

End of period[1]	$181,907,549	$187,541,444	$18,293,125	$12,198,470	$192,592,205	$186,380,331

[1] Including undistributed net investment income (distributions in excess of net investment income):

	$(2,454,141)	$132,217	$(190,517)	$6,866	$(4,254,700)	$101,598

The accompanying notes are an integral part of the financial statements.

16

Statements of Changes in Net Assets

	TARGET 2035 FOR THE SIX MONTHS ENDED 4/30/14 (UNAUDITED)	FOR THE YEAR ENDED 10/31/13	TARGET 2040 FOR THE SIX MONTHS ENDED 4/30/14 (UNAUDITED)	FOR THE YEAR ENDED 10/31/13	TARGET 2045 FOR THE SIX MONTHS ENDED 4/30/14 (UNAUDITED)	FOR THE YEAR ENDED 10/31/13

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$28,281	$25,297	$285,428	$497,575	$900	$2,536
Net realized gain on Underlying Series	88,554	54,240	4,519,782	2,253,454	83,794	12,629
Distributions of realized gains from Underlying Series	837,793	2,191	15,101,407	2,590,479	329,077	486
Net change in unrealized appreciation (depreciation) on Underlying Series	(288,242)	582,026	(11,660,201)	16,567,825	(128,036)	200,938

Net increase from operations	666,386	663,754	8,246,416	21,909,333	285,735	216,589

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income (Class K)	(20,294)	(1,620)	(2,511,633)	(336,191)	(14,748)	(224)
From net investment income (Class R)	(40,851)	(1,871)	(572,489)	(36,913)	(22,668)	(658)
From net investment income (Class C)	(1,555)	(137)	(45,589)	(1,132)	(17,240)	(236)
From net investment income (Class I)	(181,088)	(17,671)	(1,232,127)	(195,310)	(39,718)	(1,504)
From net realized gain on investments (Class K)	(4,760)	—	(2,760,808)	(1,220,050)	(1,996)	—
From net realized gain on investments (Class R)	(9,936)	—	(651,349)	(262,386)	(3,219)	—
From net realized gain on investments (Class C)	(436)	—	(56,111)	(25,039)	(2,543)	—
From net realized gain on investments (Class I)	(41,207)	—	(1,308,595)	(483,436)	(5,276)	—

Total distributions to shareholders	(300,127)	(21,299)	(9,138,701)	(2,560,457)	(107,408)	(2,622)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 6)	4,693,052	7,367,238	7,540,452	14,796,016	1,917,459	3,057,612

Net increase in net assets	5,059,311	8,009,693	6,648,167	34,144,892	2,095,786	3,271,579

NET ASSETS:

Beginning of period	8,027,759	18,066	118,472,629	84,327,737	3,286,611	15,032

End of period[1]	$13,087,070	$8,027,759	$125,120,796	$118,472,629	$5,382,397	$3,286,611

[1] Including undistributed net investment income (distributions in excess of net investment income):	$(211,331)	$4,176	$(4,048,864)	$27,546	$(93,474)	$—

The accompanying notes are an integral part of the financial statements.

17

Statements of Changes in Net Assets

	TARGET 2050 FOR THE SIX MONTHS ENDED 4/30/14 (UNAUDITED)	FOR THE YEAR ENDED 10/31/13	TARGET 2055 FOR THE SIX MONTHS ENDED 4/30/14 (UNAUDITED)	FOR THE YEAR ENDED 10/31/13

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income (loss)	$81,507	$147,114	$1,030	$(293)
Net realized gain on Underlying Series	907,143	469,877	(8,086)	22,963
Distributions of realized gains from Underlying Series	7,076,515	982,607	90,194	19
Net change in unrealized appreciation/(depreciation) on Underlying Series	(4,256,593)	7,883,077	(27,004)	20,309

Net increase from operations	3,808,572	9,482,675	56,134	42,998

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income (Class K)	(1,449,941)	(112,230)	(9,471)	—
From net investment income (Class R)	(195,638)	(6,865)	(2,854)	—
From net investment income (Class C)	(49,327)	—	(33)	—
From net investment income (Class I)	(346,564)	(31,572)	(13,742)	—
From net realized gain on investments (Class K)	(1,030,737)	(81,536)	(8,364)	—
From net realized gain on investments (Class R)	(143,563)	(10,793)	(2,577)	—
From net realized gain on investments (Class C)	(39,039)	(3,533)	(32)	—
From net realized gain on investments (Class I)	(238,679)	(13,563)	(11,860)	—

Total distributions to shareholders	(3,493,488)	(260,092)	(48,933)	—

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 6)	5,847,874	9,544,226	2,123,644	582,008

Net increase in net assets	6,162,958	18,766,809	2,130,845	625,006

NET ASSETS:

Beginning of period	52,064,425	33,297,616	625,655	649

End of period[1]	$58,227,383	$52,064,425	$2,756,500	$625,655

[1] Including undistributed net investment income (distributions in excess of net investment income):	$(1,956,508)	$3,455	$(25,070)	$—

The accompanying notes are an integral part of the financial statements.

18

Financial Highlights

	FOR THE SIX
TARGET INCOME SERIES CLASS K	MONTHS ENDED
	4/30/14	FOR THE YEARS ENDED
	(UNAUDITED)	10/31/13	10/31/12	10/31/11	10/31/10	10/31/09
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.00	$10.86	$10.86	$11.02	$10.13	$9.30

Income from investment operations:
Net investment income[1]	0.11	0.18	0.22	0.23	0.19	0.03
Net realized and unrealized gain on Underlying Series	0.31	0.63	0.48	0.06	0.92	1.04

Total from investment operations	0.42	0.81	0.70	0.29	1.11	1.07

Less distributions to shareholders:
From net investment income	(0.24)	(0.24)	(0.25)	(0.33)	(0.19)	(0.24)
From net realized gain on investments	(0.42)	(0.43)	(0.45)	(0.12)	(0.03)	—

Total distributions to shareholders	(0.66)	(0.67)	(0.70)	(0.45)	(0.22)	(0.24)

Net asset value - End of period	$10.76	$11.00	$10.86	$10.86	$11.02	$10.13

Net assets - End of period (000’s omitted)	$52,205	$47,676	$45,926	$44,682	$46,886	$42,116

Total return[2]	4.11%	7.83%	6.98%	2.77%	11.22%	11.80%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.30%[3,4]	0.30%[4]	0.30%[5]	0.30%[6]	0.28%[7,8]	0.30%[7]
Net investment income	2.00%[3]	1.69%	2.07%	2.11%	1.83%	0.31%
Series portfolio turnover[9]	10%	14%	16%	14%	9%	13%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.13%[3]	0.16%[4]	0.20%[5]	0.22%[6]	0.25%[7]	0.41%[7]
	FOR THE SIX
TARGET IN COME SERIES CLASS R	MONTHS ENDED
	4/30/14	FOR THE YEARS ENDED
	(UNAUDITED)	10/31/13	10/31/12	10/31/11	10/31/10	10/31/09
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.89	$10.76	$10.77	$10.93	$10.08	$9.29

Income (loss) from investment operations:
Net investment income (loss)[1]	0.09	0.07	0.09	0.16	0.09	(0.05)
Net realized and unrealized gain on Underlying Series	0.31	0.70	0.58	0.10	0.99	1.09

Total from investment operations	0.40	0.77	0.67	0.26	1.08	1.04

Less distributions to shareholders:
From net investment income	(0.24)	(0.21)	(0.23)	(0.30)	(0.20)	(0.25)
From net realized gain on investments	(0.42)	(0.43)	(0.45)	(0.12)	(0.03)	—

Total distributions to shareholders	(0.66)	(0.64)	(0.68)	(0.42)	(0.23)	(0.25)

Net asset value - End of period	$10.63	$10.89	$10.76	$10.77	$10.93	$10.08

Net assets - End of period (000’s omitted)	$13,315	$13,475	$3,853	$553	$347	$54

Total return[2]	3.87%	7.52%	6.77%	2.50%	10.97%	11.44%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.55%[3,4]	0.55%[4]	0.55%[5]	0.55%[6]	0.54%[7,8]	0.55%[7]
Net investment income (loss)	1.76%[3]	0.66%	0.84%	1.47%	0.81%	(0.51%)
Series portfolio turnover[9]	10%	14%	16%	14%	9%	13%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.13%[3]	0.14%[4]	0.20%[5]	0.22%[6]	0.37%[7]	169.34%[7]

1Calculated based on average shares outstanding during the period.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

3Annualized.

4Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.67%.

5Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.68%.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.69%.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.70%.

8During the year ended October 31, 2010, due to the timing of the renewal of the Series’ distribution plan under Rule 12b-1, the Series incurred approximately 11 months of distribution expense. The expense ratio would have been higher and the net investment income ratio and total return would have been lower had the Series incurred a full year of distribution expense.

9Reflects activity of the Series and does not include the activity of the Underlying Series.

The accompanying notes are an integral part of the financial statements.

19

Financial Highlights

	FOR THE SIX
TARGET INCOME SERIES CLASS I	MONTHS ENDED
	4/30/14	FOR THE YEARS ENDED
	(UNAUDITED)	10/31/13	10/31/12	10/31/11	10/31/10	10/31/09
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.04	$10.90	$10.89	$11.05	$10.17	$9.32

Income from investment operations:
Net investment income[1]	0.13	0.19	0.24	0.07	0.19	0.06
Net realized and unrealized gain on Underlying Series	0.31	0.65	0.50	0.25	0.94	1.04

Total from investment operations	0.44	0.84	0.74	0.32	1.13	1.10

Less distributions to shareholders:
From net investment income	(0.26)	(0.27)	(0.28)	(0.36)	(0.22)	(0.25)
From net realized gain on investments	(0.42)	(0.43)	(0.45)	(0.12)	(0.03)	—

Total distributions to shareholders	(0.68)	(0.70)	(0.73)	(0.48)	(0.25)	(0.25)

Net asset value - End of period	$10.80	$11.04	$10.90	$10.89	$11.05	$10.17

Net assets - End of period (000’s omitted)	$11,423	$11,271	$6,300	$4,068	$298	$58

Total return[2]	4.24%	8.09%	7.34%	3.00%	11.44%	12.06%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.05%[3,4]	0.05%[4]	0.05%[5]	0.05%[6]	0.05%[7]	0.05%[7]
Net investment income	2.50%[3]	1.76%	2.30%	0.68%	1.85%	0.66%
Series portfolio turnover[8]	10%	14%	16%	14%	9%	13%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.13%[3]	0.16%[4]	0.20%[5]	0.23%[6]	0.33%[7]	54.69%[7]

1Calculated based on average shares outstanding during the period.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

3Annualized.

4Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.67%.

5Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.68%.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.69%.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.70%.

8Reflects activity of the Series and does not include the activity of the Underlying Series.

The accompanying notes are an integral part of the financial statements.

20

Financial Highlights

	FOR THE SIX
TARGET 2010 SERIES CLASS K	MONTHS ENDED
	4/30/14	FOR THE YEARS ENDED
	(UNAUDITED)	10/31/13	10/31/12	10/31/11	10/31/10	10/31/09
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.45	$10.00	$10.56	$10.64	$9.58	$8.61

Income from investment operations:
Net investment income[1]	0.08	0.14	0.18	0.20	0.12	0.02
Net realized and unrealized gain on Underlying Series	0.35	0.84	0.48	0.10	1.10	1.15

Total from investment operations	0.43	0.98	0.66	0.30	1.22	1.17

Less distributions to shareholders:
From net investment income	(0.22)	(0.20)	(0.25)	(0.18)	(0.14)	(0.20)
From net realized gain on investments	(0.39)	(0.33)	(0.97)	(0.20)	(0.02)	—

Total distributions to shareholders	(0.61)	(0.53)	(1.22)	(0.38)	(0.16)	(0.20)

Net asset value - End of period	$10.27	$10.45	$10.00	$10.56	$10.64	$9.58

Net assets - End of period (000’s omitted)	$30,811	$29,949	$27,086	$23,653	$27,904	$15,782

Total return[2]	4.30%	10.20%	7.39%	2.97%	12.85%	13.97%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.30%[3,4]	0.30%[4]	0.30%[5]	0.30%[6]	0.29%[7,8]	0.30%[9]
Net investment income	1.68%[3]	1.39%	1.85%	1.84%	1.20%	0.19%
Series portfolio turnover[10]	34%	32%	30%	48%	11%	9%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.22%[3]	0.21%[4]	0.27%[5]	0.30%[6]	0.42%[7]	1.31%[9]
	FOR THE SIX
TARGET 2010 SERIES CLASS R	MONTHS ENDED
	4/30/14	FOR THE YEARS ENDED
	(UNAUDITED)	10/31/13	10/31/12	10/31/11	10/31/10	10/31/09
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.36	$9.92	$10.48	$10.57	$9.54	$8.61

Income (loss) from investment operations:
Net investment income (loss)[1]	0.07	0.11	0.16	0.14	0.12	(0.05)
Net realized and unrealized gain on Underlying Series	0.34	0.83	0.48	0.13	1.07	1.18

Total from investment operations	0.41	0.94	0.64	0.27	1.19	1.13

Less distributions to shareholders:
From net investment income	(0.20)	(0.17)	(0.23)	(0.16)	(0.14)	(0.20)
From net realized gain on investments	(0.39)	(0.33)	(0.97)	(0.20)	(0.02)	—

Total distributions to shareholders	(0.59)	(0.50)	(1.20)	(0.36)	(0.16)	(0.20)

Net asset value - End of period	$10.18	$10.36	$9.92	$10.48	$10.57	$9.54

Net assets - End of period (000’s omitted)	$5,044	$5,246	$4,793	$4,885	$3,655	$284

Total return[2]	4.18%	9.84%	7.21%	2.67%	12.64%	13.54%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.55%[3,4]	0.55%[4]	0.55%[5]	0.55%[6]	0.52%[7,8]	0.55%[9]
Net investment income (loss)	1.41%[3]	1.11%	1.65%	1.32%	1.16%	(0.55%)
Series portfolio turnover[10]	34%	32%	30%	48%	11%	9%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.22%[3]	0.21%[4]	0.27%[5]	0.31%[6]	0.41%[7]	25.36%[9]

1Calculated based on average shares outstanding during the period.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

3Annualized.

4Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.67% for Manning & Napier Pro-Blend® Conservative Term Series - Class I and 0.81% for Manning & Napier Pro-Blend® Moderate Term Series - Class I.

5Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.68% for Manning & Napier Pro-Blend® Conservative Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Moderate Term Series - Class I.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.69% for Manning & Napier Pro-Blend® Conservative Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Moderate Term Series - Class I.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.84%.

8During the year ended October 31, 2010, due to the timing of the renewal of the Series’ distribution plan under Rule 12b-1, the Series incurred approximately 11 months of distribution expense. The expense ratio would have been higher and the net investment income ratio and total return would have been lower had the Series incurred a full year of distribution expense.

9Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.85%.

10Reflects activity of the Series and does not include the activity of the Underlying Series.

The accompanying notes are an integral part of the financial statements.

21

Financial Highlights

	FOR THE SIX
TARGET 2010 SERIES CLASS I	MONTHS ENDED
	4/30/14	FOR THE YEARS ENDED
	(UNAUDITED)	10/31/13	10/31/12	10/31/11	10/31/10	10/31/09
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.50	$10.04	$10.60	$10.68	$9.62	$8.63

Income from investment operations:
Net investment income[1]	0.11	0.16	0.21	0.08	0.14	0.07
Net realized and unrealized gain on Underlying Series	0.33	0.85	0.48	0.25	1.10	1.12

Total from investment operations	0.44	1.01	0.69	0.33	1.24	1.19

Less distributions to shareholders:
From net investment income	(0.23)	(0.22)	(0.28)	(0.21)	(0.16)	(0.20)
From net realized gain on investments	(0.39)	(0.33)	(0.97)	(0.20)	(0.02)	—

Total distributions to shareholders	(0.62)	(0.55)	(1.25)	(0.41)	(0.18)	(0.20)

Net asset value - End of period	$10.32	$10.50	$10.04	$10.60	$10.68	$9.62

Net assets - End of period (000’s omitted)	$13,995	$15,305	$12,026	$9,966	$1,465	$469

Total return[2]	4.42%	10.53%	7.67%	3.20%	13.10%	14.23%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.05%[3,4]	0.05%[4]	0.05%[5]	0.05%[6]	0.05%[7]	0.05%[8]
Net investment income	2.07%[3]	1.57%	2.16%	0.81%	1.44%	0.83%
Series portfolio turnover[9]	34%	32%	30%	48%	11%	9%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.22%[3]	0.21%[4]	0.27%[5]	0.32%[6]	0.43%[7]	8.26%[8]
1Calculated based on average shares outstanding during the period.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

3Annualized.

4Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.67% for Manning & Napier Pro-Blend® Conservative Term Series - Class I and 0.81% for Manning & Napier Pro-Blend® Moderate Term Series - Class I.

5Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.68% for Manning & Napier Pro-Blend® Conservative Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Moderate Term Series - Class I.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.69% for Manning & Napier Pro-Blend® Conservative Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Moderate Term Series - Class I.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.84%.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.85%.

9Reflects activity of the Series and does not include the activity of the Underlying Series.

The accompanying notes are an integral part of the financial statements.

22

Financial Highlights

	FOR THE SIX
TARGET 2015 SERIES CLASS K	MONTHS ENDED
	4/30/14	FOR THE YEAR ENDED	FOR THE PERIOD
	(UNAUDITED)	10/31/13	6/25/12[1] TO 10/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.79	$10.59	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	0.03	0.15	(0.01)
Net realized and unrealized gain on Underlying Series	0.51	1.25	0.60

Total from investment operations	0.54	1.40	0.59

Less distributions to shareholders:
From net investment income	(0.21)	(0.20)	—
From net realized gain on investments	(0.09)	—	—

Total distributions to shareholders	(0.30)	(0.20)	—

Net asset value - End of period	$12.03	$11.79	$10.59

Net assets - End of period (000’s omitted)	$3,339	$1,019	$1,498 [3]

Total return[4]	4.73%	13.45%	5.90%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.30%[5,6]	0.30%[6]	0.30%[5,7]
Net investment income (loss)	0.52%[5]	1.34%	(0.30%)[5]
Series portfolio turnover[8]	38%	50%	— [9]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	1.56%[5]	6.06%[6]	9,646%[5,7,10]
	FOR THE SIX
TARGET 2015 SERIES CLASS R	MONTHS ENDED
	4/30/14	FOR THE YEAR ENDED	FOR THE PERIOD
	(UNAUDITED)	10/31/13	6/25/12[1] TO 10/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.81	$10.59	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	0.04	0.01	(0.02)
Net realized and unrealized gain on Underlying Series	0.49	1.39	0.61

Total from investment operations	0.53	1.40	0.59

Less distributions to shareholders:
From net investment income	(0.21)	(0.18)	—
From net realized gain on investments	(0.09)	—	—

Total distributions to shareholders	(0.30)	(0.18)	—

Net asset value - End of period	$12.04	$11.81	$10.59

Net assets - End of period (000’s omitted)	$1,604	$1,015	$106 [3]

Total return[4]	4.58%	13.36%	5.90%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.55%[5,6]	0.55%[6]	0.55%[5,7]
Net investment income (loss)	0.64%[5]	0.11%	(0.55%)[5]
Series portfolio turnover[8]	38%	50%	— [9]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	1.66%[5]	3.45%[6]	10,644%[5,7,10]

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents the whole number without rounding to the 000s.

4Represents aggregate total return for the period indicated. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

5Annualized.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.81% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.81% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

8Reflects activity of the Series and does not include the activity of the Underlying Series.

9Less than 1%.

10The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

The accompanying notes are an integral part of the financial statements.

23

Financial Highlights

	FOR THE SIX
TARGET 2015 SERIES CLASS I	MONTHS ENDED
	4/30/14	FOR THE YEAR ENDED	FOR THE PERIOD
	(UNAUDITED)	10/31/13	6/25/12[1] TO 10/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.83	$10.61	$10.00

Income from investment operations:
Net investment income[2]	0.07	0.11	— [3]
Net realized and unrealized gain on Underlying Series	0.48	1.32	0.61

Total from investment operations	0.55	1.43	0.61

Less distributions to shareholders:
From net investment income	(0.23)	(0.21)	—
From net realized gain on investments	(0.09)	—	—

Total distributions to shareholders	(0.32)	(0.21)	—

Net asset value - End of period	$12.06	$11.83	$10.61

Net assets - End of period (000’s omitted)	$3,621	$3,619	$209 [4]

Total return[5]	4.77%	13.71%	6.10%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.05%[6,7]	0.05%[7]	0.05%[6,8]
Net investment income (loss)	1.13%[6]	1.01%	(0.05%)[6]
Series portfolio turnover[9]	38%	50%	— [10]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	1.65%[6]	4.09%[7]	9,682%[6,8,11]

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Less than $0.01.

4Represents the whole number without rounding to the 000s.

5Represents aggregate total return for the period indicated. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

6Annualized.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.81% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.81% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

9Reflects activity of the Series and does not include the activity of the Underlying Series.

10Less than 1%.

11The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

The accompanying notes are an integral part of the financial statements.

24

Financial Highlights

	FOR THE SIX
TARGET 2020 SERIES CLASS K	MONTHS ENDED
	4/30/14	FOR THE YEARS ENDED
	(UNAUDITED)	10/31/13	10/31/12	10/31/11	10/31/10	10/31/09
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.79	$9.89	$10.12	$10.33	$9.16	$8.14

Income from investment operations:
Net investment income[1]	0.06	0.12	0.17	0.20	0.13	0.02
Net realized and unrealized gain on Underlying Series	0.47	1.33	0.54	0.12	1.23	1.21

Total from investment operations	0.53	1.45	0.71	0.32	1.36	1.23

Less distributions to shareholders:
From net investment income	(0.22)	(0.20)	(0.21)	(0.19)	(0.17)	(0.21)
From net realized gain on investments	(0.39)	(0.35)	(0.73)	(0.34)	(0.02)	—

Total distributions to shareholders	(0.61)	(0.55)	(0.94)	(0.53)	(0.19)	(0.21)

Net asset value - End of period	$10.71	$10.79	$9.89	$10.12	$10.33	$9.16

Net assets - End of period (000’s omitted)	$93,334	$82,841	$67,039	$56,290	$64,613	$30,089

Total return[2]	5.20%	15.43%	8.08%	3.14%	14.89%	15.72%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.30%[3,4]	0.30%[4]	0.30%[5]	0.30%[6]	0.29%[7,8]	0.30%[9]
Net investment income	1.13%[3]	1.20%	1.72%	1.97%	1.38%	0.28%
Series portfolio turnover[10]	28%	19%	24%	49%	20%	9%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.04%[3]	0.05%[4]	0.08%[5]	0.10%[6]	0.17%[7]	0.72%[9]
	FOR THE SIX
TARGET 2020 SERIES CLASS R	MONTHS ENDED
	4/30/14	FOR THE YEARS ENDED
	(UNAUDITED)	10/31/13	10/31/12	10/31/11	10/31/10	10/31/09
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.66	$9.78	$10.02	$10.24	$9.10	$8.13

Income (loss) from investment operations:
Net investment income (loss)[1]	0.05	0.09	0.14	0.15	0.12	(0.05)
Net realized and unrealized gain on Underlying Series	0.45	1.32	0.54	0.14	1.21	1.23

Total from investment operations	0.50	1.41	0.68	0.29	1.33	1.18

Less distributions to shareholders:
From net investment income	(0.20)	(0.18)	(0.19)	(0.17)	(0.17)	(0.21)
From net realized gain on investments	(0.39)	(0.35)	(0.73)	(0.34)	(0.02)	—

Total distributions to shareholders	(0.59)	(0.53)	(0.92)	(0.51)	(0.19)	(0.21)

Net asset value - End of period	$10.57	$10.66	$9.78	$10.02	$10.24	$9.10

Net assets - End of period (000’s omitted)	$33,017	$30,393	$19,150	$16,105	$12,229	$562

Total return[2]	5.04%	15.07%	7.82%	2.85%	14.72%	15.13%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.55%[3,4]	0.55%[4]	0.55%[5]	0.55%[6]	0.52%[7,8]	0.55%[9]
Net investment income (loss)	0.99%[3]	0.85%	1.47%	1.48%	1.25%	(0.54%)
Series portfolio turnover[10]	28%	19%	24%	49%	20%	9%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.04%[3]	0.05%[4]	0.08%[5]	0.10%[6]	0.18%[7]	14.54%[9]

1Calculated based on average shares outstanding during the period.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

3Annualized.

4Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.81% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.81% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

5Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.83% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.84% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.83% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

8During the year ended October 31, 2010, due to the timing of the renewal of the Series’ distribution plan under Rule 12b-1, the Series incurred approximately 11 months of distribution expense. The expense ratio would have been higher and the net investment income ratio and total return would have been lower had the Series incurred a full year of distribution expense.

9Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.85%.

10Reflects activity of the Series and does not include the activity of the Underlying Series.

The accompanying notes are an integral part of the financial statements.

25

Financial Highlights

	FOR THE SIX
TARGET 2020 SERIES CLASS I	MONTHS ENDED
	4/30/14	FOR THE YEARS ENDED
	(UNAUDITED)	10/31/13	10/31/12	10/31/11	10/31/10	10/31/09
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.83	$9.93	$10.16	$10.37	$9.19	$8.15

Income from investment operations:
Net investment income[1]	0.09	0.14	0.20	0.09	0.18	0.10
Net realized and unrealized gain on Underlying Series	0.45	1.34	0.54	0.25	1.21	1.15

Total from investment operations	0.54	1.48	0.74	0.34	1.39	1.25

Less distributions to shareholders:
From net investment income	(0.23)	(0.23)	(0.24)	(0.21)	(0.19)	(0.21)
From net realized gain on investments	(0.39)	(0.35)	(0.73)	(0.34)	(0.02)	—

Total distributions to shareholders	(0.62)	(0.58)	(0.97)	(0.55)	(0.21)	(0.21)

Net asset value - End of period	$10.75	$10.83	$9.93	$10.16	$10.37	$9.19

Net assets - End of period (000’s omitted)	$55,557	$70,556	$39,523	$25,262	$3,474	$1,927

Total return[2]	5.32%	15.65%	8.36%	3.37%	15.24%	15.98%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.05%[3,4]	0.05%[4]	0.05%[5]	0.05%[6]	0.05%[7]	0.05%[8]
Net investment income	1.73%[3]	1.34%	2.10%	0.85%	1.89%	1.22%
Series portfolio turnover[9]	28%	19%	24%	49%	20%	9%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.04%[3]	0.05%[4]	0.08%[5]	0.11%[6]	0.19%[7]	2.90%[8]

1Calculated based on average shares outstanding during the period.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

3Annualized.

4Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.81% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.81% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

5Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.83% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.84% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.83% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.85%.

9Reflects activity of the Series and does not include the activity of the Underlying Series.

The accompanying notes are an integral part of the financial statements.

26

Financial Highlights

	FOR THE SIX
TARGET 2025 SERIES CLASS K	MONTHS ENDED
	4/30/14	FOR THE YEAR ENDED	FOR THE PERIOD
	(UNAUDITED)	10/31/13	6/25/12[1] TO 10/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.50	$10.77	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.01)	0.09	(0.01)
Net realized and unrealized gain on Underlying Series	0.74	1.85	0.78

Total from investment operations	0.73	1.94	0.77

Less distributions to shareholders:
From net investment income	(0.29)	(0.21)	—
From net realized gain on investments	(0.04)	—	—

Total distributions to shareholders	(0.33)	(0.21)	—

Net asset value - End of period	$12.90	$12.50	$10.77

Net assets - End of period (000’s omitted)	$6,609	$710	$47,648 [3]

Total return[4]	6.00%	18.32%	7.70%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.30%[5,6]	0.30%[6]	0.30%[5,7]
Net investment income (loss)	(0.13%)[5]	0.80%	(0.30%)[5]
Series portfolio turnover[8]	30%	22%	— [9]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.67%[5]	10.70%[6]	259%[5,7,10]
	FOR THE SIX
TARGET 2025 SERIES CLASS R	MONTHS ENDED
	4/30/14	FOR THE YEAR ENDED	FOR THE PERIOD
	(UNAUDITED)	10/31/13	6/25/12[1] TO 10/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.53	$10.75	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	0.05	(0.01)	(0.02)
Net realized and unrealized gain on Underlying Series	0.66	1.98	0.77

Total from investment operations	0.71	1.97	0.75

Less distributions to shareholders:
From net investment income	(0.28)	(0.19)	—
From net realized gain on investments	(0.04)	—	—

Total distributions to shareholders	(0.32)	(0.19)	—

Net asset value - End of period	$12.92	$12.53	$10.75

Net assets - End of period (000’s omitted)	$2,702	$1,540	$108 [3]

Total return[4]	5.82%	18.61%	7.50%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.55%[5,6]	0.55%[6]	0.55%[5,7]
Net investment income (loss)	0.77%[5]	(0.10%)	(0.55%)[5]
Series portfolio turnover[8]	30%	22%	— [9]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.74%[5]	1.75%[6]	3,129%[5,7,10]

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents the whole number without rounding to the 000s.

4Represents aggregate total return for the period indicated. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

5Annualized.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.81% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.84% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

8Reflects activity of the Series and does not include the activity of the Underlying Series.

9Less than 1%.

10The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

The accompanying notes are an integral part of the financial statements.

27

Financial Highlights

	FOR THE SIX
TARGET 2025 SERIES CLASS I	MONTHS ENDED
	4/30/14	FOR THE YEAR ENDED	FOR THE PERIOD
	(UNAUDITED)	10/31/13	6/25/12[1] TO 10/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.47	$10.77	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.09	0.12	— [3]
Net realized and unrealized gain on Underlying Series	0.65	1.81	0.77

Total from investment operations	0.74	1.93	0.77

Less distributions to shareholders:
From net investment income	(0.30)	(0.23)	—
From net realized gain on investments	(0.04)	—	—

Total distributions to shareholders	(0.34)	—	—

Net asset value - End of period	$12.87	$12.47	$10.77

Net assets - End of period (000’s omitted)	$8,982	$9,373	$211 [4]

Total return[5]	6.13%	18.26%	7.70%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.05%[6,7]	0.05%[7]	0.05%[6,8]
Net investment income (loss)	1.39%[6]	1.03%	(0.05%)[6]
Series portfolio turnover[9]	30%	22%	— [10]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.76%[6]	1.43%[7]	1,967%[6,8,11]

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Less than $0.01.

4Represents the whole number without rounding to the 000s.

5Represents aggregate total return for the period indicated. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

6Annualized.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.81% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.84% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

9Reflects activity of the Series and does not include the activity of the Underlying Series.

10Less than 1%.

11The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

The accompanying notes are an integral part of the financial statements.

28

Financial Highlights

	FOR THE SIX
TARGET 2030 SERIES CLASS K	MONTHS ENDED
	4/30/14	FOR THE YEARS ENDED
	(UNAUDITED)	10/31/13	10/31/12	10/31/11	10/31/10	10/31/09
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.40	$9.94	$10.02	$10.15	$8.85	$7.81

Income from investment operations:
Net investment income[1]	0.05	0.10	0.14	0.16	0.08	0.01
Net realized and unrealized gain on Underlying Series	0.64	1.86	0.66	0.16	1.36	1.20

Total from investment operations	0.69	1.96	0.80	0.32	1.44	1.21

Less distributions to shareholders:
From net investment income	(0.32)	(0.15)	(0.17)	(0.15)	(0.11)	(0.17)
From net realized gain on investments	(0.36)	(0.35)	(0.71)	(0.30)	(0.03)	—

Total distributions to shareholders	(0.68)	(0.50)	(0.88)	(0.45)	(0.14)	(0.17)

Net asset value - End of period	$11.41	$11.40	$9.94	$10.02	$10.15	$8.85

Net assets - End of period (000’s omitted)	$111,726	$91,676	$67,510	$63,436	$66,235	$23,597

Total return[2]	6.35%	20.56%	9.12%	3.15%	16.34%	16.05%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.30%[3,4]	0.30%[4]	0.30%[5]	0.30%[6]	0.29%[7,8]	0.30%[9]
Net investment income	0.88%[3]	0.90%	1.50%	1.58%	0.87%	0.14%
Series portfolio turnover[10]	19%	9%	62%	40%	15%	9%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.03%[3]	0.05%[4]	0.09%[5]	0.11%[6]	0.20%[7]	0.97%[9]
	FOR THE SIX
TARGET 2030 SERIES CLASS R	MONTHS ENDED
	4/30/14	FOR THE YEARS ENDED
	(UNAUDITED)	10/31/13	10/31/12	10/31/11	10/31/10	10/31/09
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.31	$9.87	$9.96	$10.09	$8.83	$7.79

Income (loss) from investment operations:
Net investment income (loss)[1]	0.04	0.07	0.09	0.11	0.06	(0.05)
Net realized and unrealized gain on Underlying Series	0.64	1.85	0.68	0.19	1.35	1.26

Total from investment operations	0.68	1.92	0.77	0.30	1.41	1.21

Less distributions to shareholders:
From net investment income	(0.31)	(0.13)	(0.15)	(0.13)	(0.12)	(0.17)
From net realized gain on investments	(0.36)	(0.35)	(0.71)	(0.30)	(0.03)	—

Total distributions to shareholders	(0.67)	(0.48)	(0.86)	(0.43)	(0.15)	(0.17)

Net asset value - End of period	$11.32	$11.31	$9.87	$9.96	$10.09	$8.83

Net assets - End of period (000’s omitted)	$31,737	$28,034	$18,759	$9,243	$7,162	$328

Total return[2]	6.26%	20.19%	8.84%	2.94%	16.01%	16.09%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.55%[3,4]	0.55%[4]	0.55%[5]	0.55%[6]	0.54%[7,8]	0.55%[9]
Net investment income (loss)	0.64%[3]	0.63%	0.94%	1.11%	0.68%	(0.53%)
Series portfolio turnover[10]	19%	9%	62%	40%	15%	9%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.03%[3]	0.05%[4]	0.09%[5]	0.11%[6]	0.18%[7]	28.67%[9]

1Calculated based on average shares outstanding during the period.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

3Annualized.

4Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.81% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

5Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.84% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.83% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.84% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.83% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.85% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

8During the year ended October 31, 2010, due to the timing of the renewal of the Series’ distribution plan under Rule 12b-1, the Series incurred approximately 11 months of distribution expense. The expense ratio would have been higher and the net investment income ratio and total return would have been lower had the Series incurred a full year of distribution expense.

9Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.85%.

10Reflects activity of the Series and does not include the activity of the Underlying Series.

The accompanying notes are an integral part of the financial statements.

29

Financial Highlights

	FOR THE SIX
TARGET 2030 SERIES CLASS I	MONTHS ENDED
	4/30/14	FOR THE YEARS ENDED
	(UNAUDITED)	10/31/13	10/31/12	10/31/11	10/31/10	10/31/09
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.48	$10.01	$10.09	$10.21	$8.90	$7.82

Income from investment operations:
Net investment income[1]	0.08	0.12	0.17	0.07	0.13	0.11
Net realized and unrealized gain on Underlying Series	0.63	1.88	0.65	0.28	1.35	1.14

Total from investment operations	0.71	2.00	0.82	0.35	1.48	1.25

Less distributions to shareholders:
From net investment income	(0.33)	(0.18)	(0.19)	(0.17)	(0.14)	(0.17)
From net realized gain on investments	(0.36)	(0.35)	(0.71)	(0.30)	(0.03)	—

Total distributions to shareholders	(0.69)	(0.53)	(0.90)	(0.47)	(0.17)	(0.17)

Net asset value - End of period	$11.50	$11.48	$10.01	$10.09	$10.21	$8.90

Net assets - End of period (000’s omitted)	$49,129	$63,662	$37,832	$20,249	$2,932	$1,316

Total return[2]	6.52%	20.81%	9.36%	3.47%	16.76%	16.56%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.05%[3,4]	0.05%[4]	0.05%[5]	0.05%[6]	0.05%[7]	0.05%[8]
Net investment income	1.40%[3]	1.14%	1.78%	0.74%	1.34%	1.37%
Series portfolio turnover[9]	19%	9%	62%	40%	15%	9%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.03%[3]	0.05%[4]	0.09%[5]	0.12%[6]	0.22%[7]	6.18%[8]

1Calculated based on average shares outstanding during the period.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

3Annualized.

4Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.81% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

5Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.84% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.83% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.84% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.83% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.85% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.85%.

9Reflects activity of the Series and does not include the activity of the Underlying Series.

The accompanying notes are an integral part of the financial statements.

30

Financial Highlights

	FOR THE SIX
TARGET 2035 SERIES CLASS K	MONTHS ENDED
	4/30/14	FOR THE YEAR ENDED		FOR THE PERIOD
	(UNAUDITED)	10/31/13		6/25/12[1] TO 10/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$13.22	$10.92		$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.08)	0.08		(0.01)
Net realized and unrealized gain on Underlying Series	0.94	2.35		0.93 [3]

Total from investment operations	0.86	2.43		0.92

Less distributions to shareholders:
From net investment income	(0.42)	(0.13)		—
From net realized gain on investments	(0.10)	—		—

Total distributions to shareholders	(0.52)	(0.13)		—

Net asset value - End of period	$13.56	$13.22		$10.92

Net assets - End of period (000’s omitted)	$4,432	$465		$15,034 [4]

Total return[5]	6.71%	22.42%		9.20%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.30%[6,7]	0.30%[7]		0.30%[6,8]
Net investment income (loss)	(1.18%)[6]	0.66%		(0.30%)[6]
Series portfolio turnover[9]	21%	18%		— [10]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.99%[6]	9.70%[7]		4,581%[6,8,11]
	FOR THE SIX
TARGET 2035 SERIES CLASS R	MONTHS ENDED
	4/30/14	FOR THE YEAR ENDED		FOR THE PERIOD
	(UNAUDITED)	10/31/13		6/25/12[1] TO 10/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$13.25	$10.91		$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	0.05	—	[1][2]	(0.02)
Net realized and unrealized gain on Underlying Series	0.79	2.44		0.93 [3]

Total from investment operations	0.84	2.44		0.91

Less distributions to shareholders:
From net investment income	(0.41)	(0.10)		—
From net realized gain on investments	(0.10)	—		—

Total distributions to shareholders	(0.51)	(0.10)		—

Net asset value - End of period	$13.58	$13.25		$10.91

Net assets - End of period (000’s omitted)	$1,795	$1,172		$109 [4]

Total return[5]	6.50%	22.50%		9.10%

Ratios (to average net assets)/Supplemental Data:
Expenses*	0.55%[6,7]	0.55%[7]		0.55%[6,8]
Net investment income (loss)	0.72%[6]	0.17%		(0.55%)[6]
Series portfolio turnover[9]	21%	18%		— [10]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	1.13%[6]	2.38%[7]		9,077%[6,8,11]

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Amount does not coincide with the amount shown on the Statements of Changes in Net Assets due to the timing of capital stock transactions and when the Series experienced unrealized gains and losses during the period.

4Represents the whole number without rounding to the 000s.

5Represents aggregate total return for the period indicated. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

6Annualized.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.81% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.84% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

9Reflects activity of the Series and does not include the activity of the Underlying Series.

10Less than 1%.

11The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

12Less than $0.01.

The accompanying notes are an integral part of the financial statements.

31

Financial Highlights

	FOR THE SIX
TARGET 2035 SERIES CLASS I	MONTHS ENDED
	4/30/14	FOR THE YEAR ENDED	FOR THE PERIOD
	(UNAUDITED)	10/31/13	6/25/12[1] TO 10/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$13.25	$10.92	$10.00

Income from investment operations:
Net investment income[2]	0.08	0.09	—	[3]
Net realized and unrealized gain on Underlying Series	0.79	2.38	0.92	[4]

Total from investment operations	0.87	2.47	0.92

Less distributions to shareholders:
From net investment income	(0.43)	(0.14)	—
From net realized gain on investments	(0.10)	—	—

Total distributions to shareholders	(0.53)	(0.14)	—

Net asset value - End of period	$13.59	$13.25	$10.92

Net assets - End of period (000’s omitted)	$6,860	$6,322	$213	[5]

Total return[6]	6.80%	22.81%	9.20%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.05%[7,8]	0.05%[8]	0.05%[7,9]
Net investment income (loss)	1.22%	0.75%	(0.05%)[7]
Series portfolio turnover[10]	21%	18%	—	[11]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	1.14%	2.40%[8]	7,930%[7,9,12]

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Less than $0.01.

4Amount does not coincide with the amount shown on the Statements of Changes in Net Assets due to the timing of capital stock transactions and when the Series experienced unrealized gains and losses during the period.

5Represents the whole number without rounding to the 000s.

6Represents aggregate total return for the period indicated. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

7Annualized.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.81% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

9Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.84% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

10Reflects activity of the Series and does not include the activity of the Underlying Series.

11Less than 1%.

12The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

The accompanying notes are an integral part of the financial statements.

32

Financial Highlights

TARGET 2040 SERIES CLASS K	FOR THE SIX MONTHS ENDED 4/30/14	FOR THE YEARS ENDED
	(UNAUDITED)	10/31/13	10/31/12	10/31/11	10/31/10	10/31/09
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.47	$10.29	$10.10	$10.20	$8.79	$7.58

Income from investment operations:
Net investment income[1]	0.03	0.06	0.07	0.09	0.04	— [2]
Net realized and unrealized gain (loss) on Underlying Series	0.79	2.43	0.74	(0.02)	1.46	1.36

Total from investment operations	0.82	2.49	0.81	0.07	1.50	1.36

Less distributions to shareholders:
From net investment income	(0.45)	(0.07)	(0.08)	(0.08)	(0.06)	(0.15)
From net realized gain on investments	(0.50)	(0.24)	(0.54)	(0.09)	(0.03)	—

Total distributions to shareholders	(0.95)	(0.31)	(0.62)	(0.17)	(0.09)	(0.15)

Net asset value - End of period	$12.34	$12.47	$10.29	$10.10	$10.20	$8.79

Net assets - End of period (000’s omitted)	$81,625	$67,576	$51,273	$39,853	$42,417	$12,880

Total return[3]	7.03%	24.81%	8.97%	0.70%	17.10%	18.60%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.30%[4,5]	0.30%[5]	0.30%[6]	0.30%[7]	0.29%[8,9]	0.30%[8]
Net investment income	0.44%[4]	0.49%	0.70%	0.88%	0.43%	0.05%
Series portfolio turnover[10]	19%	13%	24%	19%	4%	7%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.07%[4]	0.09%[5]	0.14%[6]	0.17%[7]	0.32%[8]	2.10%[8]
TARGET 2040 SERIES CLASS R	FOR THE SIX MONTHS ENDED 4/30/14	FOR THE YEARS ENDED
	(UNAUDITED)	10/31/13	10/31/12	10/31/11	10/31/10	10/31/09
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.39	$10.22	$10.04	$10.14	$8.76	$7.58

Income (loss) from investment operations:
Net investment income (loss)[1]	0.01	0.02	0.05	0.05	0.04	(0.02)

Net realized and unrealized gain (loss) on Underlying Series	0.80	2.42	0.73	— [2]	1.43	1.35

Total from investment operations	0.81	2.44	0.78	0.05	1.47	1.33

Less distributions to shareholders:
From net investment income	(0.44)	(0.03)	(0.06)	(0.06)	(0.06)	(0.15)
From net realized gain on investments	(0.50)	(0.24)	(0.54)	(0.09)	(0.03)	—

Total distributions to shareholders	(0.94)	(0.27)	(0.60)	(0.15)	(0.09)	(0.15)

Net asset value - End of period	$12.26	$12.39	$10.22	$10.04	$10.14	$8.76

Net assets - End of period (000’s omitted)	$17,104	$15,993	$11,827	$11,475	$8,168	$504

Total return[3]	6.85%	24.50%	8.67%	0.50%	16.85%	18.21%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.55%[4,5]	0.55%[5]	0.55%[6]	0.55%[7]	0.52%[8,9]	0.55%[8]
Net investment income (loss)	0.12%[4]	0.20%	0.54%	0.52%	0.40%	(0.21%)
Series portfolio turnover[10]	19%	13%	24%	19%	4%	7%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.07%[4]	0.09%[5]	0.14%[6]	0.17%[7]	0.31%[8]	16.27%[8]

1Calculated based on average shares outstanding during the period.

2Less than $0.01.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

5Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.81% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.84% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.84%.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.85%.

9During the year ended October 31, 2010, due to the timing of the renewal of the Series’ distribution plan under Rule 12b-1, the Series incurred approximately 11 months of distribution expense. The expense ratio would have been higher and the net investment income ratio and total return would have been lower had the Series incurred a full year of distribution expense.

10Reflects activity of the Series and does not include the activity of the Underlying Series.

The accompanying notes are an integral part of the financial statements.

33

Financial Highlights

TARGET 2040 SERIES CLASS I	FOR THE SIX MONTHS ENDED 4/30/14	FOR THE YEARS ENDED
	(UNAUDITED)	10/31/13	10/31/12	10/31/11	10/31/10	10/31/09
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.55	$10.35	$10.16	$10.26	$8.83	$7.60

Income from investment operations:
Net investment income[1]	0.05	0.08	0.10	0.04	0.08	0.07
Net realized and unrealized gain on Underlying Series	0.78	2.45	0.74	0.06	1.46	1.32

Total from investment operations	0.83	2.53	0.84	0.10	1.54	1.39

Less distributions to shareholders:
From net investment income	(0.47)	(0.09)	(0.11)	(0.11)	(0.08)	(0.16)
From net realized gain on investments	(0.50)	(0.24)	(0.54)	(0.09)	(0.03)	—

Total distributions to shareholders	(0.97)	(0.33)	(0.65)	(0.20)	(0.11)	(0.16)

Net asset value - End of period	$12.41	$12.55	$10.35	$10.16	$10.26	$8.83

Net assets - End of period (000’s omitted)	$26,392	$33,545	$20,194	$11,298	$1,066	$428

Total return[2]	7.13%	25.16%	9.23%	0.93%	17.52%	18.86%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.05%[3,4]	0.05%[4]	0.05%[5]	0.05%[6]	0.05%[7]	0.05%[7]
Net investment income	0.77%[3]	0.71%	0.99%	0.35%	0.84%	0.93%
Series portfolio turnover[8]	19%	13%	24%	19%	4%	7%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.07%[3]	0.09%[4]	0.14%[5]	0.18%[6]	0.36%[7]	18.65%[7]

1Calculated based on average shares outstanding during the period.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

3Annualized.

4Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.81% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

5Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.84% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.84%.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.85%.

8Reflects activity of the Series and does not include the activity of the Underlying Series.

The accompanying notes are an integral part of the financial statements.

34

Financial Highlights

TARGET 2045 SERIES CLASS K	FOR THE SIX MONTHS ENDED 4/30/14 (UNAUDITED)	FOR THE YEAR ENDED 10/31/13	FOR THE PERIOD 6/25/12[1] TO 10/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$13.73	$11.01	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.15)	0.03	(0.01)
Net realized and unrealized gain on Underlying Series	1.11	2.74	1.02 [3]

Total from investment operations	0.96	2.77	1.01

Less distributions to shareholders:
From net investment income	(0.50)	(0.05)	—
From net realized gain on investments	(0.07)	—	—

Total distributions to shareholders	(0.57)	(0.05)	—

Net asset value - End of period	$14.12	$13.73	$11.01

Net assets - End of period (000’s omitted)	$2,438	$234	$3,320 [4]

Total return[5]	7.25%	25.23%	10.10%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.30%[6,7]	0.30%[7]	0.30%[6,8]
Net investment income (loss)	(2.20%)[6]	0.26%	(0.30%)[6]
Series portfolio turnover[9]	44%	20%	— [10]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	2.39%[6]	17.80%[7]	3,204%[6,8,11]
TARGET 2045 SERIES CLASS R	FOR THE SIX MONTHS ENDED 4/30/14 (UNAUDITED)	FOR THE YEAR ENDED 10/31/13	FOR THE PERIOD 6/25/12[1] TO 10/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$13.66	$10.99	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	0.05	0.01	(0.02)
Net realized and unrealized gain on Underlying Series	0.89	2.71	1.01 [3]

Total from investment operations	0.94	2.72	0.99

Less distributions to shareholders:
From net investment income	(0.48)	(0.05)	—
From net realized gain on investments	(0.07)	—	—

Total distributions to shareholders	(0.55)	(0.05)	—

Net asset value - End of period	$14.05	$13.66	$10.99

Net assets - End of period (000’s omitted)	$1,357	$618	$110 [4]

Total return[5]	7.10%	24.87%	9.90%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.55%[6,7]	0.55%[7]	0.55%[6,8]
Net investment income (loss)	0.76%[6]	0.11%	(0.55%)[6]
Series portfolio turnover[9]	44%	20%	— [10]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	2.80%[6]	9.07%[7]	8,326%[6,8,11]
1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Amount does not coincide with the amount shown on the Statements of Changes in Net Assets due to the timing of capital stock transactions and when the Series experienced unrealized gains and losses during the period.

4Represents the whole number without rounding to the 000s.

5Represents aggregate total return for the period indicated. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

6Annualized.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.82%.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.84%.

9Reflects activity of the Series and does not include the activity of the Underlying Series.

10Less than 1%.

11The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

The accompanying notes are an integral part of the financial statements.

35

Financial Highlights

TARGET 2045 SERIES CLASS I	FOR THE SIX MONTHS ENDED 4/30/14 (UNAUDITED)	FOR THE YEAR ENDED 10/31/13	FOR THE PERIOD 6/25/12[1] TO 10/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$13.75	$11.01	$10.00

Income from investment operations:
Net investment income[2]	0.10	0.06	—	[3]
Net realized and unrealized gain on Underlying Series	0.87	2.74	1.01	[4]

Total from investment operations	0.97	2.80	1.01

Less distributions to shareholders:
From net investment income	(0.51)	(0.06)	—
From net realized gain on investments	(0.07)	—	—

Total distributions to shareholders	(0.58)	(0.06)	—

Net asset value - End of period	$14.14	$13.75	$11.01

Net assets - End of period (000’s omitted)	$1,587	$1,983	$214	[5]

Total return[6]	7.31%	25.58%	10.10%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.05%[7,8]	0.05%[8]	0.05%[7,9]
Net investment income (loss)	1.53%[7]	0.46%	(0.05%)[7]
Series portfolio turnover[10]	44%	20%	—	[11]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	2.90%[7]	6.82%[8]	7,036%[7,9,12]

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Less than $0.01.

4Amount does not coincide with the amount shown on the Statements of Changes in Net Assets due to the timing of capital stock transactions and when the Series experienced unrealized gains and losses during the period.

5Represents the whole number without rounding to the 000s.

6Represents aggregate total return for the period indicated. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

7Annualized.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.82%.

9Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.84%.

10Reflects activity of the Series and does not include the activity of the Underlying Series.

11Less than 1%.

12The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

The accompanying notes are an integral part of the financial statements.

36

Financial Highlights

TARGET 2050 SERIES CLASS K	FOR THE SIX MONTHS ENDED 4/30/14	FOR THE YEARS ENDED
	(UNAUDITED)	10/31/13	10/31/12	10/31/11	10/31/10	10/31/09
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$13.52	$10.81	$10.20	$10.22	$8.85	$7.58

Income (loss) from investment operations:
Net investment income (loss)[1]	0.02	0.05	0.07	0.09	0.03	(0.02)
Net realized and unrealized gain (loss) on Underlying Series	0.89	2.74	0.81	(0.01)	1.48	1.52

Total from investment operations	0.91	2.79	0.88	0.08	1.51	1.50

Less distributions to shareholders:
From net investment income	(0.52)	(0.05)	(0.08)	(0.08)	(0.06)	(0.23)
From net realized gain on investments	(0.37)	(0.03)	(0.19)	(0.02)	(0.08)	—

Total distributions to shareholders	(0.89)	(0.08)	(0.27)	(0.10)	(0.14)	(0.23)

Net asset value - End of period	$13.54	$13.52	$10.81	$10.20	$10.22	$8.85

Net assets - End of period (000’s omitted)	$43,247	$36,591	$24,759	$18,293	$15,242	$1,047

Total return[2]	7.15%	25.99%	9.07%	0.76%	17.16%	20.71%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.30%[3,4]	0.30%[4]	0.30%[5]	0.30%[5]	0.30%[6,7]	0.30%[6]
Net investment income (loss)	0.30%[3]	0.37%	0.69%	0.82%	0.28%	(0.24%)
Series portfolio turnover[8]	7%	5%	5%	10%	3%	46%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.20%[3]	0.26%[4]	0.43%[5]	0.54%[5]	1.07%[6]	25.10%[6]
TARGET 2050 SERIES CLASS R	FOR THE SIX MONTHS ENDED 4/30/14	FOR THE YEARS ENDED
	(UNAUDITED)	10/31/13	10/31/12	10/31/11	10/31/10	10/31/09
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$13.43	$10.74	$10.14	$10.16	$8.82	$7.58

Income (loss) from investment operations:
Net investment income (loss)[1]	— [9]	0.01	0.05	0.06	0.03	(0.05)

Net realized and unrealized gain on Underlying Series	0.90	2.73	0.80	— [9]	1.44	1.52

Total from investment operations	0.90	2.74	0.85	0.06	1.47	1.47

Less distributions to shareholders:
From net investment income	(0.51)	(0.02)	(0.06)	(0.06)	(0.05)	(0.23)
From net realized gain on investments	(0.37)	(0.03)	(0.19)	(0.02)	(0.08)	—

Total distributions to shareholders	(0.88)	(0.05)	(0.25)	(0.08)	(0.13)	(0.23)

Net asset value - End of period	$13.45	$13.43	$10.74	$10.14	$10.16	$8.82

Net assets - End of period (000’s omitted)	$5,976	$5,022	$3,448	$2,686	$2,154	$601

Total return[2]	7.07%	25.69%	8.75%	0.56%	16.85%	20.31%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.55%[3,4]	0.55%[4]	0.55%[5]	0.55%[5]	0.53%[6,7]	0.55%[6]
Net investment income (loss)	(0.04%)[3]	0.11%	0.45%	0.55%	0.27%	(0.50%)
Series portfolio turnover[8]	7%	5%	5%	10%	3%	46%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.20%[3]	0.26%[4]	0.43%[5]	0.54%[5]	1.44%[6]	242.05%[6]

1Calculated based on average shares outstanding during the period.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

3Annualized.

4Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.82%.

5Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.84%.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.85%.

7During the year ended October 31, 2010, due to the timing of the renewal of the Series’ distribution plan under Rule 12b-1, the Series incurred approximately 11 months of distribution expense. The expense ratio would have been higher and the net investment income ratio and total return would have been lower had the Series incurred a full year of distribution expense.

8Reflects activity of the Series and does not include the activity of the Underlying Series.

9Less than $0.01.

The accompanying notes are an integral part of the financial statements.

37

Financial Highlights

TARGET 2050 SERIES CLASS I	FOR THE SIX MONTHS ENDED 4/30/14	FOR THE YEARS ENDED
	(UNAUDITED)	10/31/13	10/31/12	10/31/11	10/31/10	10/31/09
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$13.60	$10.88	$10.26	$10.28	$8.90	$7.60

Income from investment operations:
Net investment income[1]	0.04	0.07	0.09	0.03	0.07	0.16
Net realized and unrealized gain on Underlying Series	0.90	2.76	0.83	0.08	1.47	1.37

Total from investment operations	0.94	2.83	0.92	0.11	1.54	1.53

Less distributions to shareholders:
From net investment income	(0.54)	(0.08)	(0.11)	(0.11)	(0.08)	(0.23)
From net realized gain on investments	(0.37)	(0.03)	(0.19)	(0.02)	(0.08)	—

Total distributions to shareholders	(0.91)	(0.11)	(0.30)	(0.13)	(0.16)	(0.23)

Net asset value - End of period	$13.63	$13.60	$10.88	$10.26	$10.28	$8.90

Net assets - End of period (000’s omitted)	$9,004	$9,042	$4,016	$2,121	$129	$79

Total return[2]	7.32%	26.21%	9.39%	0.98%	17.40%	21.07%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.05%[3,4]	0.05%[4]	0.05%[5]	0.05%[5]	0.05%[6]	0.05%[6]
Net investment income	0.53%[3]	0.57%	0.89%	0.25%	0.76%	2.07%
Series portfolio turnover[7]	7%	5%	5%	10%	3%	46%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.20%[3]	0.26%[4]	0.43%[5]	0.57%[5]	1.90%[6]	141.53%[6]

1Calculated based on average shares outstanding during the period.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

3Annualized.

4Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.82%.

5Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.84%.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.85%.

7Reflects activity of the Series and does not include the activity of the Underlying Series.

The accompanying notes are an integral part of the financial statements.

38

Financial Highlights

TARGET 2055 SERIES CLASS K	FOR THE SIX MONTHS ENDED 4/30/14 (UNAUDITED)	FOR THE YEAR ENDED 10/31/13	FOR THE PERIOD 6/25/12[1] TO 10/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$13.85	$11.04	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	— [3]	(0.02)	(0.01)
Net realized and unrealized gain on Underlying Series	0.90	2.86	1.05

Total from investment operations	0.90	2.84	1.04

Less distributions to shareholders:
From net investment income	(0.53)	(0.03)	—
From net realized gain on investments	(0.47)	—	—

Total distributions to shareholders	(1.00)	(0.03)	—

Net asset value - End of period	$13.75	$13.85	$11.04

Net assets - End of period (000’s omitted)	$2,080	$208	$214 [4]

Total return[5]	6.83%	25.79%	10.40%
Ratios (to average net assets)/ Supplemental Data:
Expenses*	0.30%[6,7]	0.30%[7]	0.30%[6,8]
Net investment income (loss)	0.06%[6]	(0.17%)	(0.30%)[6]
Series portfolio turnover[9]	34%	605%	— [10]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	9.24%[6]	62.25%[7]	19,197%[6,8,11]
TARGET 2055 SERIES CLASS R	FOR THE SIX MONTHS ENDED 4/30/14 (UNAUDITED)	FOR THE YEAR ENDED 10/31/13	FOR THE PERIOD 6/25/12[1] TO 10/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$13.77	$11.03	$10.00

Income (loss) from investment operations:
Net investment loss[2]	(0.04)	(0.01)	(0.02)
Net realized and unrealized gain on Underlying Series	0.92	2.77	1.05

Total from investment operations	0.88	2.76	1.03

Less distributions to shareholders:
From net investment income	(0.52)	(0.02)	—
From net realized gain on investments	(0.47)	—	—

Total distributions to shareholders	(0.99)	(0.02)	—

Net asset value - End of period	$13.66	$13.77	$11.03

Net assets - End of period (000’s omitted)	$119	$51	$110 [4]

Total return[5]	6.70%	25.01%	10.30%
Ratios (to average net assets)/ Supplemental Data:
Expenses*	0.55%[6,7]	0.55%[7]	0.55%[6,8]
Net investment loss	(0.58%)[6]	(0.07%)	(0.55%)[6]
Series portfolio turnover[9]	34%	605%	— [10]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	14.00%[6]	129.56%[7]	19,015%[6,8,11]

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Less than $0.01.

4Represents the whole number without rounding to the 000s.

5Represents aggregate total return for the period indicated. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

6Annualized.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.82%.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.84%.

9Reflects activity of the Series and does not include the activity of the Underlying Series.

10The Series had no portfolio turnover for the period.

11The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

The accompanying notes are an integral part of the financial statements.

39

Financial Highlights

TARGET 2055 SERIES CLASS I	FOR THE SIX MONTHS ENDED 4/30/14 (UNAUDITED)	FOR THE YEAR ENDED 10/31/13	FOR THE PERIOD 6/25/12[1] TO 10/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$13.94	$11.05	$10.00

Income from investment operations:
Net investment income[2]	0.04	— [3]	— [3]
Net realized and unrealized gain (loss) on Underlying Series	0.88	2.94	1.05

Total from investment operations	0.92	2.94	1.05

Less distributions to shareholders:
From net investment income	(0.54)	(0.05)	—
From net realized gain on investments	(0.47)	—	—

Total distributions to shareholders	(1.01)	(0.05)	—

Net asset value - End of period	$13.85	13.94	11.05

Net assets - End of period (000’s omitted)	$557	$366	$215 [4]

Total return[5]	6.95%	26.67%	10.50%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.05%[6,7]	0.05%[7]	0.05%[6,8]
Net investment income (loss)	0.56%[6]	(0.03%)	(0.05%)[6]
Series portfolio turnover[9]	34%	605%	— [10]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average the expense ratios (to average net assets) would have been increased by the following amount:

	14.00%[6]	8.21%[7]	19,201%[6,8,11]

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Less than $0.01.

4Represents the whole number without rounding to the 000s.

5Represents aggregate total return for the period indicated. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

6Annualized.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.82%.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.84%.

9Reflects activity of the Series and does not include the activity of the Underlying Series.

10The Series had no portfolio turnover for the period.

11The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

The accompanying notes are an integral part of the financial statements.

40

Notes to Financial Statements

1.	Organization

Target Income Series, Target 2010 Series, Target 2015 Series, Target 2020 Series, Target 2025 Series, Target 2030 Series, Target 2035 Series, Target 2040 Series, Target 2045 Series, Target 2050 Series and Target 2055 Series (each the “Series”) are no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company.

Each Series seeks to achieve its investment objectives by investing in a combination of other Manning & Napier mutual funds (the “Underlying Series”) according to a target asset allocation strategy. The Series are designed to provide single investment portfolios that adjust over time to meet the changing risk and return objectives of investors over their expected investment horizon. As the target retirement date approaches, the Series’ portfolios become more conservative with a larger fixed-income investment component. The financial statements of the Underlying Series should be read in conjunction with the Series’ financial statements.

Each Series is authorized to issue four classes of shares (Class K, R and I). Each class of shares is substantially the same, except that class-specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate. Class C Shares of the Target Series were liquidated by February 21, 2014.

The Fund’s Advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of each Series are offered to investors and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of April 30, 2014, 11 billion shares have been designated in total among 45 series, 40 million have been designated in each of the Series for Class K and R common stock and 100 million have been designated in each of the Series for Class I common stock.

2.	Significant Accounting Policies

Security Valuation

Investments in the Underlying Series are valued at their net asset value per share on valuation date. In the absence of the availability of a net asset value per share on the Underlying Series, security valuations may be determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”).

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measure fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Board. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level on any input both

41

Notes to Financial Statements (continued)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of April 30, 2014 in valuing the Series’ assets or liabilities carried at fair value:

	TARGET INCOME SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual fund	$76,959,607	$76,959,607	$—	$—

Total assets	$76,959,607	$76,959,607	$—	$—

	TARGET 2010 SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$49,858,693	$49,858,693	$—	$—

Total assets	$49,858,693	$49,858,693	$—	$—

	TARGET 2015 SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$8,565,185	$8,565,185	$—	$—

Total assets	$8,565,185	$8,565,185	$—	$—

	TARGET 2020 SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$181,943,710	$181,943,710	$—	$—

Total assets	$181,943,710	$181,943,710	$—	$—

	TARGET 2025 SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$18,298,165	$18,298,165	$—	$—

Total assets	$18,298,165	$18,298,165	$—	$—

	TARGET 2030 SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$192,615,436	$192,615,436	$—	$—

Total assets	$192,615,436	$192,615,436	$—	$—

	TARGET 2035 SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$13,089,930	$13,089,930	$—	$—

Total assets	$13,089,930	$13,089,930	$—	$—

42

Notes to Financial Statements (continued)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

	TARGET 2040 SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$125,144,372	$125,144,372	$—	$—

Total assets	$125,144,372	$125,144,372	$—	$—

	TARGET 2045 SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual fund	$5,381,999	$5,381,999	$—	$—

Total assets	$5,381,999	$5,381,999	$—	$—

	TARGET 2050 SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual fund	$58,236,636	$58,236,636	$—	$—

Total assets	$58,236,636	$58,236,636	$—	$—

	TARGET 2055 SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual fund	$2,754,446	$2,754,446	$—	$—

Total assets	$2,754,446	$2,754,446	$—	$—

There were no Level 2 or Level 3 securities held by any of the Series as of October 31, 2013 or April 30, 2014.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended April 30, 2014.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Income and capital gains distributions from the Underlying Series, if any, are recorded on the ex-dividend date.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Expenses included in the accompanying statements of operations do not include any expense of the Underlying Series.

Income, expenses (other than class specific expenses), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that Class.

The Series use the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Federal Taxes

Each Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series are not subject to federal income tax or excise tax to the extent that each Series distributes to shareholders each

43

Notes to Financial Statements (continued)

2.	Significant Accounting Policies (continued)

Federal Taxes (continued)

year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At April 30, 2014, the Series have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series file income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on Target Income Series, Target 2010 Series, Target 2020 Series, Target 2030 Series, Target 2040 Series, and Target 2050 Series tax returns remains open for the years ended October 31, 2010 through October 31, 2013. The statute of limitations on Target 2015 Series, Target 2025 Series, Target 2035 Series, Target 2045 Series, and Target 2055 Series remains open for the years ended October 31, 2012 and October 31, 2013. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/ repatriation transactions for foreign jurisdictions in which they invest, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made semi-annually. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of a Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Advisor does not receive an advisory fee for the services it performs for the Series. However, the Advisor is entitled to receive an advisory fee from each of the Underlying Series in which the Series invest.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated

44

Notes to Financial Statements (continued)

3.	Transactions with Affiliates (continued)

persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Effective May 2013, an Audit Committee Chair, who receives an additional annual stipend for this role, was appointed to the Fund.

The Advisor has contractually agreed, until at least February 28, 2020 for Target Income Series, Target 2010 Series, Target 2020 Series, Target 2030 Series, Target 2040 Series, Target 2050 Series and until at least February 28, 2023 for Target 2015 Series, Target 2025 Series, Target 2035 Series, Target 2045 Series, and Target 2055 Series, to limit each class’ total direct annual fund operating expenses for the Series at no more than 0.05% for each class, exclusive of distribution and service fees, of average daily net assets each year. The Advisor’s agreement to limit each class’ operating expenses is limited to direct operating expenses and, therefore, does not apply to the indirect expenses incurred by the Series through their investments in the Underlying Series. For the six months ended April 30, 2014, the Advisor reimbursed expenses of $48,305 for Target Income Series, $53,440 for Target 2010 Series, $53,330 for Target 2015 Series, $32,015 for Target 2020 Series, $54,264 for Target 2025 Series, $30,851 for Target 2030 Series, $55,126 for Target 2035 Series, $41,326 for Target 2040 Series, $55,912 for Target 2045 Series, $52,891 for Target 2050 Series, and $56,065 for Target 2055 Series, which is included as a reduction of expenses on the Statements of Operations. The Advisor is not eligible to recoup any expenses that have been reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. Each Series compensates the distributor for distributing and servicing the Series’ Class K, Class R and Class C* shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, each Series pays distribution and services fees to the distributor at an annual rate of 0.25% of average daily net assets attributable to Class K shares, 0.50% of average daily net assets attributable to Class R shares, and 1.00% of average daily net assets attributable to Class C* shares. There are no distribution and services fees on the Class I shares of each Series. The fees are accrued daily and paid monthly.

*Class C Shares of the Target Series were liquidated by February 21, 2014.

The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent. The fee rates for these Series are as follows: An annual fee related to fund accounting and administration of 0.0025% of the average daily net assets with an annual base fee of $40,500 per Target Series. Transfer Agent fees are charged to the Fund on a per account basis. Additionally, certain cusip-based and out-of-pocket expenses are charged. Effective October 1, 2012, the aforementioned agreements were modified to reduce the annual fee related to fund accounting and administration, as well as transfer agent fees by 10%, excluding out-of-pocket expenses.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended April 30, 2014, purchases and sales of Underlying Series were as follows:

SERIES	PURCHASES	SALES
Target Income Series	$12,122,427	$7,279,632
Target 2010 Series	$16,928,857	$17,682,041
Target 2015 Series	$5,413,832	$2,522,854
Target 2020 Series	$51,094,802	$52,656,483
Target 2025 Series	$10,647,841	$4,420,994

45

Notes to Financial Statements (continued)

4	Purchases and Sales of Securities (continued)

SERIES	PURCHASES	SALES
Target 2030 Series	$49,980,108	$36,009,799
Target 2035 Series	$7,418,566	$2,156,374
Target 2040 Series	$36,595,285	$22,821,868
Target 2045 Series	$3,940,899	$1,799,654
Target 2050 Series	$13,513,413	$4,014,858
Target 2055 Series	$2,510,045	$343,729

5.	Investments in Affiliated Issuers

A summary of the Series’ transactions in the shares of affiliated issuers during the six months ended April 30, 2014 is set forth below:

TARGET INCOME SERIES	VALUE AT 10/31/13	PURCHASE COST	SALES PROCEEDS	VALUE AT 4/30/14	SHARES HELD AT 4/30/14	DIVIDEND INCOME	DISTRIBUTIONS AND NET REALIZED GAIN
Manning & Napier Pro-Blend® Conservative Term Series - Class I	$73,657,195	$12,122,427	$7,279,632	$76,959,607	6,927,057	$858,402	$4,999,890

	$73,657,195	$12,122,427	$7,279,632	$76,959,607		$858,402	$4,999,890

TARGET 2010 SERIES	VALUE AT 10/31/13	PURCHASE COST	SALES PROCEEDS	VALUE AT 4/30/14	SHARES HELD AT 4/30/14	DIVIDEND INCOME	DISTRIBUTIONS AND NET REALIZED GAIN
Manning & Napier Pro-Blend® Moderate Term Series - Class I	$21,200,889	$1,977,494	$12,579,160	$9,922,810	871,952	$153,440	$1,699,882
Manning & Napier Pro-Blend® Conservative Term Series - Class I	30,393,045	14,951,363	5,102,881	39,935,883	3,594,589	351,740	1,691,784

	$51,593,934	$16,928,857	$17,682,041	$49,858,693		$505,180	$3,391,666

TARGET 2015 SERIES	VALUE AT 10/31/13	PURCHASE COST	SALES PROCEEDS	VALUE AT 4/30/14	SHARES HELD AT 4/30/14	DIVIDEND INCOME	DISTRIBUTIONS AND NET REALIZED GAIN
Manning & Napier Pro-Blend® Extended Term Series - Class I	$572,158	$294,909	$419,889	$429,076	38,174	$3,906	$39,961
Manning & Napier Pro-Blend® Moderate Term Series - Class I	5,080,607	5,118,923	2,102,965	8,136,109	714,948	31,391	287,752

	$5,652,765	$5,413,832	$2,522,854	$8,565,185		$35,297	$327,713

46

Notes to Financial Statements (continued)

5.	Investments in Affiliated Issuers (continued)

TARGET 2020 SERIES	VALUE AT 10/31/13	PURCHASE COST	SALES PROCEEDS	VALUE AT 4/30/14	SHARES HELD AT 4/30/14	DIVIDEND INCOME	DISTRIBUTIONS AND NET REALIZED GAIN
Manning & Napier Pro-Blend® Extended Term Series - Class I	$95,344,109	$14,495,753	$33,414,560	$72,927,668	6,488,227	$757,658	$8,536,223
Manning & Napier Pro-Blend® Moderate Term Series - Class I	92,252,520	36,599,048	19,241,923	109,016,042	9,579,617	664,756	5,623,337

	$187,596,629	$51,094,802	$52,656,483	$181,943,710		$1,422,413	$14,159,560

TARGET 2025 SERIES	VALUE AT 10/31/13	PURCHASE COST	SALES PROCEEDS	VALUE AT 4/30/14	SHARES HELD AT 4/30/14	DIVIDEND INCOME	DISTRIBUTIONS AND NET REALIZED GAIN
Manning & Napier Pro-Blend® Maximum Term Series - Class I	$1,256,012	$605,219	$859,209	$908,649	73,515	$3,574	$160,976
Manning & Napier Pro-Blend® Extended Term Series - Class I	10,943,454	10,042,622	3,561,785	17,389,516	1,547,110	81,776	902,156

	$12,199,466	$10,647,841	$4,420,994	$18,298,165		$85,350	$1,063,132

TARGET 2030 SERIES	VALUE AT 10/31/13	PURCHASE COST	SALES PROCEEDS	VALUE AT 4/30/14	SHARES HELD AT 4/30/14	DIVIDEND INCOME	DISTRIBUTIONS AND NET REALIZED GAIN
Manning & Napier Pro-Blend® Maximum Term Series - Class I	$67,860,577	$13,061,915	$18,202,857	$57,612,954	4,661,242	$209,659	$12,053,210
Manning & Napier Pro-Blend® Extended Term Series - Class I	118,572,976	36,918,193	17,806,942	135,002,482	12,010,897	964,535	9,280,673

	$186,433,553	$49,980,108	$36,009,799	$192,615,436		$1,174,194	$21,333,883

TARGET 2035 SERIES	VALUE AT 10/31/13	PURCHASE COST	SALES PROCEEDS	VALUE AT 4/30/14	SHARES HELD AT 4/30/14	DIVIDEND INCOME	DISTRIBUTIONS AND NET REALIZED GAIN
Manning & Napier Pro-Blend® Maximum Term Series - Class I	$4,886,795	$3,938,660	$1,409,586	$7,191,963	581,874	$13,974	$672,144
Manning & Napier Pro-Blend® Extended Term Series - Class I	3,140,632	3,479,906	746,789	5,897,967	524,730	23,579	254,203

	$8,027,427	$7,418,566	$2,156,374	$13,089,930		$37,553	$926,347

47

Notes to Financial Statements (continued)

5.	Investments in Affiliated Issuers (continued)

TARGET 2040 SERIES	VALUE AT 10/31/13	PURCHASE COST	SALES PROCEEDS	VALUE AT 4/30/14	SHARES HELD AT 4/30/14	DIVIDEND INCOME	DISTRIBUTIONS AND NET REALIZED GAIN
Manning & Napier Pro-Blend® Maximum Term Series - Class I	$101,695,349	$25,011,211	$19,659,052	$100,026,183	8,092,733	$314,944	$18,006,015
Manning & Napier Pro-Blend® Extended Term Series - Class I	16,816,025	11,584,074	3,162,816	25,118,189	2,234,714	137,144	1,615,174

	$118,511,374	$36,595,285	$22,821,868	$125,144,372		$452,088	$19,621,189

TARGET 2045 SERIES	VALUE AT 10/31/13	PURCHASE COST	SALES PROCEEDS	VALUE AT 4/30/14	SHARES HELD AT 4/30/14	DIVIDEND INCOME	DISTRIBUTIONS AND NET REALIZED GAIN
Manning & Napier Pro-Blend® Maximum Term Series - Class I	$3,284,997	$3,940,899	$1,799,654	$5,381,999	435,437	$7,518	$412,871

	$3,284,997	$3,940,899	$1,799,654	$5,381,999		$7,518	$412,871

TARGET 2050 SERIES	VALUE AT 10/31/13	PURCHASE COST	SALES PROCEEDS	VALUE AT 4/30/14	SHARES HELD AT 4/30/14	DIVIDEND INCOME	DISTRIBUTIONS AND NET REALIZED GAIN
Manning & Napier Pro-Blend® Maximum Term Series - Class I	$52,087,531	$13,513,413	$4,014,858	$58,236,636	4,711,702	$161,661	$7,983,658

	$52,087,531	$13,513,413	$4,014,858	$58,236,636		$161,661	$7,983,658

TARGET 2055 SERIES	VALUE AT 10/31/13	PURCHASE COST	SALES PROCEEDS	VALUE AT 4/30/14	SHARES HELD AT 4/30/14	DIVIDEND INCOME	DISTRIBUTIONS AND NET REALIZED LOSS
Manning & Napier Pro-Blend® Maximum Term Series - Class I	$623,221	$2,510,045	$343,729	$2,754,446	222,852	$2,061	$82,108

	$623,221	$2,510,045	$343,729	$2,754,446		$2,061	$82,108

6.	Capital Stock Transactions

Transactions in Class K, Class R, Class C and Class I shares:

TARGET INCOME SERIES:	FOR THE SIX MONTHS ENDED 4/30/14		FOR THE YEAR ENDED 10/31/13		FOR THE SIX MONTHS ENDED 4/30/14		FOR THE YEAR ENDED 10/31/13
	CLASS K		CLASS K		CLASS R		CLASS R
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	455,900	$4,834,472	275,973	$2,962,645	124,797	$1,296,133	1,305,419	$13,899,918
Reinvested	276,817	2,867,823	271,776	2,818,029	76,108	780,108	20,695	212,438
Repurchased	(213,305)	(2,271,878)	(442,240)	(4,728,456)	(186,621)	(1,967,446)	(446,449)	(4,732,077)

Total	519,412	$5,430,417	105,509	$1,052,218	14,284	$108,795	879,665	$9,380,279

48

Notes to Financial Statements (continued)

6.	Capital Stock Transactions (continued)

TARGET INCOME SERIES:	FOR THE SIX MONTHS ENDED 4/30/14		FOR THE YEAR ENDED 10/31/13		FOR THE SIX MONTHS ENDED 4/30/14		FOR THE YEAR ENDED 10/31/13
	CLASS C		CLASS C		CLASS I		CLASS I
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	310	$3,268	24,581	$258,787	305,402	$3,290,149	548,440	$5,913,760
Reinvested	6,196	63,072	4,999	50,907	61,537	639,369	38,442	399,622
Repurchased	(118,399)	(1,223,624)	(13,353)	(139,817)	(329,746)	(3,522,858)	(144,102)	(1,550,415)

Total	(111,893)	$(1,157,284)	16,227	$169,877	37,193	$406,660	442,780	$4,762,967

TARGET 2010 SERIES:	FOR THE SIX MONTHS ENDED 4/30/14		FOR THE YEAR ENDED 10/31/13		FOR THE SIX MONTHS ENDED 4/30/14		FOR THE YEAR ENDED 10/31/13
	CLASS K		CLASS K		CLASS R		CLASS R
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	172,299	$1,753,860	400,637	$4,037,953	32,680	$327,981	172,991	$1,736,410
Reinvested	172,345	1,702,768	149,101	1,444,030	28,786	282,104	24,438	234,880
Repurchased	(210,949)	(2,155,936)	(392,987)	(3,976,373)	(72,335)	(735,577)	(174,629)	(1,738,951)

Total	133,695	$1,300,692	156,751	$1,505,610	(10,869)	$(125,492)	22,800	$232,339

TARGET 2010 SERIES:	FOR THE SIX MONTHS ENDED 4/30/14		FOR THE YEAR ENDED 10/31/13		FOR THE SIX MONTHS ENDED 4/30/14		FOR THE YEAR ENDED 10/31/13
	CLASS C		CLASS C		CLASS I		CLASS I
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	2,612	$26,652	4,953	$49,956	216,943	$2,202,469	455,500	$4,581,081
Reinvested	4,749	46,536	5,752	55,165	90,073	893,519	68,555	666,976
Repurchased	(110,710)	(1,102,000)	(54,877)	(553,564)	(408,735)	(4,127,485)	(263,774)	(2,661,630)

Total	(103,349)	$(1,028,812)	(44,172)	$(448,443)	(101,719)	$(1,031,497)	260,281	$2,586,427

TARGET 2015 SERIES:	FOR THE SIX MONTHS ENDED 4/30/14		FOR THE YEAR ENDED 10/31/13		FOR THE SIX MONTHS ENDED 4/30/14		FOR THE YEAR ENDED 10/31/13
	CLASS K		CLASS K		CLASS R		CLASS R
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	255,525	$3,014,214	114,017	$1,286,604	51,173	$606,915	131,921	$1,498,704
Reinvested	2,296	26,467	480	5,262	2,588	29,895	132	1,446
Repurchased	(66,736)	(783,495)	(28,176)	(327,397)	(6,442)	(76,405)	(46,118)	(526,200)

Total	191,085	$2,257,186	86,321	$964,469	47,319	$560,405	85,935	$973,950

TARGET 2015 SERIES:	FOR THE SIX MONTHS ENDED 4/30/14		FOR THE YEAR ENDED 10/31/13		FOR THE SIX MONTHS ENDED 4/30/14		FOR THE YEAR ENDED 10/31/13
	CLASS C		CLASS C		CLASS I		CLASS I
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	—	—	—	$—	124,017	$1,447,039	349,222	$3,945,663
Reinvested	— [1]	3	— [1]	1	6,332	73,193	1,234	13,541
Repurchased	(10)	(122)	—	—	(136,188)	(1,613,976)	(44,443)	(512,137)

Total	(10)	$(119)	—	$1	(5,839)	$(93,744)	306,013	$3,447,067

49

Notes to Financial Statements (continued)

6.	Capital Stock Transactions (continued)

TARGET 2020 SERIES:	FOR THE SIX MONTHS ENDED 4/30/14		FOR THE YEAR ENDED 10/31/13		FOR THE SIX MONTHS ENDED 4/30/14		FOR THE YEAR ENDED 10/31/13
	CLASS K		CLASS K		CLASS R		CLASS R
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	1,092,550	$11,527,534	1,405,724	$14,370,325	432,546	$4,523,353	1,202,140	$12,226,053
Reinvested	462,152	4,727,815	398,096	3,830,833	169,037	1,708,960	109,586	1,042,954
Repurchased	(518,510)	(5,469,140)	(899,576)	(9,246,294)	(330,438)	(3,454,470)	(417,909)	(4,227,501)

Total	1,036,192	$10,786,209	904,244	$8,954,864	271,145	$2,777,843	893,817	$9,041,506

TARGET 2020 SERIES:	FOR THE SIX MONTHS ENDED 4/30/14		FOR THE YEAR ENDED 10/31/13		FOR THE SIX MONTHS ENDED 4/30/14		FOR THE YEAR ENDED 10/31/13
	CLASS C		CLASS C		CLASS I		CLASS I
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	7,546	$78,385	55,317	$554,860	797,438	$8,378,195	3,002,712	$30,556,802
Reinvested	17,278	174,511	20,476	194,315	370,447	3,800,788	248,507	2,402,674
Repurchased	(377,845)	(3,906,268)	(132,868)	(1,341,276)	(2,516,553)	(26,393,630)	(715,315)	(7,307,540)

Total	(353,021)	$(3,653,372)	(57,075)	$(592,101)	(1,348,668)	$(14,214,647)	2,535,904	$25,651,936

TARGET 2025 SERIES:	FOR THE SIX MONTHS ENDED 4/30/14		FOR THE YEAR ENDED 10/31/13		FOR THE SIX MONTHS ENDED 4/30/14		FOR THE YEAR ENDED 10/31/13
	CLASS K		CLASS K		CLASS R		CLASS R
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	525,457	$6,586,862	86,095	$1,001,080	96,889	$1,214,385	132,975	$1,594,879
Reinvested	1,816	22,266	262	2,961	4,034	49,578	113	1,291
Repurchased	(71,815)	(902,986)	(33,972)	(396,436)	(14,833)	(190,647)	(10,156)	(121,088)

Total	455,458	$5,706,142	52,385	$607,605	86,090	$1,073,316	122,932	$1,475,082

TARGET 2025 SERIES:	FOR THE SIX MONTHS ENDED 4/30/14		FOR THE YEAR ENDED 10/31/13		FOR THE SIX MONTHS ENDED 4/30/14		FOR THE YEAR ENDED 10/31/13
	CLASS C		CLASS C		CLASS I		CLASS I
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	249	$3,080	45,989	$542,371	160,925	$2,008,269	813,258	$9,550,394
Reinvested	1,064	13,049	121	1,380	18,141	221,506	2,879	32,739
Repurchased	(47,430)	(583,342)	(3)	(33)	(232,898)	(2,923,790)	(64,273)	(761,189)

Total	(46,117)	$(567,213)	46,107	$543,718	(53,832)	$(694,015)	751,864	$8,821,944

TARGET 2030 SERIES:	FOR THE SIX MONTHS ENDED 4/30/14		FOR THE YEAR ENDED 10/31/13		FOR THE SIX MONTHS ENDED 4/30/14		FOR THE YEAR ENDED 10/31/13
	CLASS K		CLASS K		CLASS R		CLASS R
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	1,604,820	$17,938,672	1,759,864	$18,712,838	405,787	$4,491,171	736,656	$7,838,165
Reinvested	513,639	5,562,710	352,032	3,447,739	151,416	1,627,726	93,139	904,490
Repurchased	(368,279)	(4,100,150)	(858,954)	(9,123,330)	(231,124)	(2,591,659)	(252,154)	(2,617,357)

Total	1,750,180	$19,401,232	1,252,942	$13,037,247	326,079	$3,527,238	577,641	$6,125,298

50

Notes to Financial Statements (continued)

6.	Capital Stock Transactions (continued)

TARGET 2030 SERIES:	FOR THE SIX MONTHS ENDED 4/30/14		FOR THE YEAR ENDED 10/31/13		FOR THE SIX MONTHS ENDED 4/30/14		FOR THE YEAR ENDED 10/31/13
	CLASS C		CLASS C		CLASS I		CLASS I
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	1,640	$17,936	34,805	$362,635	549,151	$6,172,809	2,015,816	$21,404,933
Reinvested	15,259	163,266	12,077	116,662	342,409	3,735,687	208,959	2,063,738
Repurchased	(284,534)	(3,123,773)	(50,469)	(522,406)	(2,162,333)	(24,098,442)	(459,084)	(4,903,004)

Total	(267,635)	$(2,942,571)	(3,587)	$(43,109)	(1,270,773)	$(14,189,946)	1,765,691	$18,565,667

TARGET 2035 SERIES:	FOR THE SIX MONTHS ENDED 4/30/14		FOR THE YEAR ENDED 10/31/13		FOR THE SIX MONTHS ENDED 4/30/14		FOR THE YEAR ENDED 10/31/13
	CLASS K		CLASS K		CLASS R		CLASS R
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	346,358	$4,547,033	53,291	$653,380	44,607	$595,304	94,539	$1,177,996
Reinvested	1,948	25,054	137	1,620	3,937	50,787	156	1,871
Repurchased	(56,591)	(745,820)	(19,624)	(249,247)	(4,829)	(63,711)	(6,235)	(79,378)

Total	291,715	$3,826,267	33,804	$405,753	43,715	$582,380	88,460	$1,100,489

TARGET 2035 SERIES:	FOR THE SIX MONTHS ENDED 4/30/14		FOR THE YEAR ENDED 10/31/13		FOR THE SIX MONTHS ENDED 4/30/14		FOR THE YEAR ENDED 10/31/13
	CLASS C		CLASS C		CLASS I		CLASS I
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	1,915	$25,330	4,959	$60,539	105,205	$1,385,854	515,417	$6,290,834
Reinvested	155	1,991	12	137	17,259	222,295	1,483	17,671
Repurchased	(7,289)	(94,894)	— [1]	—	(94,911)	(1,256,171)	(39,803)	(508,185)

Total	(5,219)	$(67,573)	4,971	$60,676	27,553	$351,978	477,097	$5,800,320

TARGET 2040 SERIES:	FOR THE SIX MONTHS ENDED 4/30/14		FOR THE YEAR ENDED 10/31/13		FOR THE SIX MONTHS ENDED 4/30/14		FOR THE YEAR ENDED 10/31/13
	CLASS K		CLASS K		CLASS R		CLASS R
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	1,119,444	$13,530,224	872,659	$9,913,864	146,101	$1,763,038	355,107	$4,050,027
Reinvested	449,662	5,261,041	149,568	1,552,151	104,845	1,219,353	29,038	298,983
Repurchased	(372,297)	(4,498,369)	(585,655)	(6,630,381)	(145,849)	(1,763,112)	(250,580)	(2,722,816)

Total	1,196,809	$14,292,896	436,572	$4,835,634	105,097	$1,219,279	133,565	$1,626,194

TARGET 2040 SERIES:	FOR THE SIX MONTHS ENDED 4/30/14		FOR THE YEAR ENDED 10/31/13		FOR THE SIX MONTHS ENDED 4/30/14		FOR THE YEAR ENDED 10/31/13
	CLASS C		CLASS C		CLASS I		CLASS I
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	3,859	$45,288	16,194	$181,040	385,473	$4,700,544	1,011,850	$11,639,779
Reinvested	7,196	82,541	2,322	23,642	215,865	2,538,575	64,845	678,591
Repurchased	(122,322)	(1,430,739)	(9,575)	(111,719)	(1,148,947)	(13,907,932)	(353,794)	(4,077,145)

Total	(111,267)	$(1,302,910)	8,941	$92,963	(547,609)	$(6,668,813)	722,901	$8,241,225

51

Notes to Financial Statements (continued)

6.	Capital Stock Transactions (continued)

TARGET 2045 SERIES:	FOR THE SIX MONTHS ENDED 4/30/14		FOR THE YEAR ENDED 10/31/13		FOR THE SIX MONTHS ENDED 4/30/14		FOR THE YEAR ENDED 10/31/13
	CLASS K		CLASS K		CLASS R		CLASS R
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	201,168	$2,741,833	17,022	$213,340	52,406	$708,507	52,367	$664,963
Reinvested	1,252	16,744	18	224	1,944	25,887	54	659
Repurchased	(46,691)	(646,574)	(313)	(4,052)	(3,033)	(41,777)	(7,209)	(93,880)

Total	155,729	$2,112,003	16,727	$209,512	51,317	$692,617	45,212	$571,742

TARGET 2045 SERIES:	FOR THE SIX MONTHS ENDED 4/30/14		FOR THE YEAR ENDED 10/31/13		FOR THE SIX MONTHS ENDED 4/30/14		FOR THE YEAR ENDED 10/31/13
	CLASS C		CLASS C		CLASS I		CLASS I
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	5,053	$69,054	32,028	$409,071	59,385	$811,071	158,160	$2,046,100
Reinvested	1,485	19,783	20	236	3,363	44,994	123	1,504
Repurchased	(39,612)	(530,880)	(8)	(103)	(94,770)	(1,301,183)	(14,030)	(180,450)

Total	(33,074)	$(442,043)	32,040	$409,204	(32,022)	$(445,118)	144,253	$1,867,154

TARGET 2050 SERIES:	FOR THE SIX MONTHS ENDED 4/30/14		FOR THE YEAR ENDED 10/31/13		FOR THE SIX MONTHS ENDED 4/30/14		FOR THE YEAR ENDED 10/31/13
	CLASS K		CLASS K		CLASS R		CLASS R
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	382,975	$5,092,861	574,428	$7,085,087	74,887	$983,980	116,873	$1,417,312
Reinvested	192,977	2,475,891	17,275	193,602	26,577	339,128	1,598	17,657
Repurchased	(89,342)	(1,187,081)	(175,005)	(2,163,413)	(31,090)	(406,778)	(65,481)	(770,223)

Total	486,610	$6,381,671	416,698	$5,115,276	70,374	$916,330	52,990	$664,746

TARGET 2050 SERIES:	FOR THE SIX MONTHS ENDED 4/30/14		FOR THE YEAR ENDED 10/31/13		FOR THE SIX MONTHS ENDED 4/30/14		FOR THE YEAR ENDED 10/31/13
	CLASS C		CLASS C		CLASS I		CLASS I
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	2,086	$26,692	15,097	$181,691	176,701	$2,359,714	386,147	$4,825,339
Reinvested	6,212	78,027	307	3,357	45,173	583,175	3,958	45,064
Repurchased	(114,967)	(1,479,795)	(10,090)	(120,703)	(226,088)	(3,017,940)	(94,611)	(1,170,544)

Total	(106,669)	$(1,375,076)	5,314	$64,345	(4,214)	$(75,051)	295,494	$3,699,859

TARGET 2055 SERIES:	FOR THE SIX MONTHS ENDED 4/30/14		FOR THE YEAR ENDED 10/31/13		FOR THE SIX MONTHS ENDED 4/30/14		FOR THE YEAR ENDED 10/31/13
	CLASS K		CLASS K		CLASS R		CLASS R
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	154,742	$2,116,763	15,016	$196,533	4,973	$67,694	3,977	$50,368
Reinvested	1,364	17,836	— [1]	1	418	5,430	—	—
Repurchased	(19,865)	(267,633)	(22)	(275)	(355)	(4,869)	(310)	(3,983)

Total	136,241	$1,866,966	14,994	$196,259	5,036	$68,255	3,667	$46,385

52

Notes to Financial Statements (continued)

6.	Capital Stock Transactions (continued)

TARGET 2055 SERIES:	FOR THE SIX MONTHS ENDED 4/30/14		FOR THE YEAR ENDED 10/31/13		FOR THE SIX MONTHS ENDED 4/30/14		FOR THE YEAR ENDED 10/31/13
	CLASS C		CLASS C		CLASS I		CLASS I
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES		AMOUNTS
Sold	57	$773	103	$1,324	20,138	$275,686	350,429		$4,364,757
Reinvested	5	65	—	—	1,946	25,602	—	[1]	1
Repurchased	(110)	(1,441)	(65)	(854)	(8,121)	(112,262)	(324,175)		(4,025,864)

Total	(48)	$(603)	38	$470	13,963	$189,026	26,254		$338,894

1Less than 1 share.

The following table represents instances at April 30, 2014, where a shareholder account owned greater than 10% of a Series:

SERIES	NUMBER OF ACCOUNTS OVER 10%	SHARES OWNED	PERCENTAGE OF SERIES SHARES OUTSTANDING	VALUE
Target Income Series	2	4,978,484	69.5%	$53,426,993
Target 2010 Series	3	2,884,366	59.2%	$29,649,280
Target 2015 Series	5	493,839	69.5%	$5,948,560
Target 2020 Series	3	7,557,767	44.4%	$81,029,457
Target 2025 Series	2	797,528	56.2%	$10,272,030
Target 2030 Series	3	8,511,759	50.3%	$97,294,177
Target 2035 Series	2	623,631	64.6%	$8,468,826
Target 2040 Series	3	5,314,802	52.1%	$65,673,100
Target 2045 Series	2	193,419	50.7%	$2,732,385
Target 2050 Series	1	2,427,238	56.5%	$32,864,806

Investment activities of these shareholders may have a material effect on the Series.

7.	Financial Instruments

The Underlying Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Underlying Series may be subject to various elements of risk which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of April 30, 2014.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Each Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

53

Notes to Financial Statements (continued)

8.	Federal Income Tax Information (continued)

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2013 were as follows:

	TARGET INCOME SERIES	TARGET 2010 SERIES	TARGET 2015 SERIES	TARGET 2020 SERIES	TARGET 2025 SERIES	TARGET 2030 SERIES
Ordinary income (2013)	$1,284,458	$927,301	$20,248	$2,826,667	$38,371	$2,079,791
Long-term capital gain (2013)	$2,218,454	$1,483,511	$—	$4,692,366	$—	$4,462,597

	TARGET 2035 SERIES	TARGET 2040 SERIES	TARGET 2045 SERIES	TARGET 2050 SERIES	TARGET 2055 SERIES
Ordinary income (2013)	$21,299	$607,172	$2,622	$150,667	$—
Long-term capital gain (2013)	$—	$1,953,285	$—	$109,425	$—

At April 30, 2014, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation and depreciation were as follows:

	TARGET INCOME SERIES	TARGET 2010 SERIES	TARGET 2015 SERIES	TARGET 2020 SERIES	TARGET 2025 SERIES	TARGET 2030 SERIES
Cost for federal income tax purposes	$73,415,893	$47,932,900	$8,382,756	$171,160,722	$17,905,597	$177,125,177
Unrealized appreciation	$3,545,853	$1,939,819	$185,576	$11,169,641	$408,479	$16,106,922
Unrealized depreciation	(2,139)	(14,026)	(3,147)	(386,653)	(15,911)	(616,663)

Net unrealized appreciation	$3,543,714	$1,925,793	$182,429	$10,782,988	$392,568	$15,490,259

	TARGET 2035 SERIES	TARGET 2040 SERIES	TARGET 2045 SERIES	TARGET 2050 SERIES	TARGET 2055 SERIES
Cost for federal income tax purposes	$12,803,870	$114,508,513	$5,330,232	$51,720,385	$2,777,106
Unrealized appreciation	$293,576	$10,635,859	$72,694	$6,516,556	$—
Unrealized depreciation	(7,516)	—	(20,927)	(305)	(22,660)

Net unrealized appreciation (depreciation)	$286,060	$10,635,859	$51,767	$6,516,251	$(22,660)

At October 31, 2013, Target 2050 Series had a capital loss carryover of $1,009, which is subject to limitations under Section 382-384 of the Internal Revenue Code, and is available to the extent allowed by tax law to offset future net capital gains, if any, which will expire on October 31, 2017.

54

Renewal of Investment Advisory Agreement

(unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on November 20, 2013, the Investment Advisory Agreement (the “Agreement”) between the Fund and Manning & Napier Advisors, LLC (the “Advisor”) was considered by the Board for renewal. In connection with the decision whether to renew the Agreement, a variety of material was prepared for and considered by the Board.

Representatives of the Advisor attended the meeting and presented additional oral and written information to the Board to assist the Board in its considerations. The discussion immediately below outlines the materials and information presented to the Board in connection with the Board’s 2013 Annual consideration of the Agreement and the conclusions made by the Directors when determining to continue the Agreement.

•

The Board considered the services provided by the Advisor under the Agreement including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or sub-transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board also considered the nature and quality of such services provided under the Agreement in light of the Advisor’s services provided to the Fund for 27 years. The Board discussed the quality of these services with representatives from the Advisor and concluded that the Advisor was performing its services to the Fund required under the Agreement in a reasonable manner.

•

The Board considered the performance of each Series since its inception, as well as performance over multiple time periods. Performance for one or more of the following time periods was considered as applicable to the Series’ inception date: inception, three year, five year, ten year, and current market cycle. A market cycle includes periods of both rising and falling markets. Returns for established benchmark indices for each Series were provided. In addition, the Board considered at the meeting (and considers on a quarterly basis) a peer group performance analysis consisting of Morningstar universes of mutual funds with similar investment objectives. The Board discussed the performance with representatives from the Advisor and concluded that the investment performance of each of the Fund’s Series was reasonable based on the Series’ actual performance and comparative performance, especially for those series with performance over the current market cycle.

•

The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund under the Agreement. In reviewing the Advisor’s costs and profits, the Board discussed the Advisor’s revenues generated from the Fund (on both an actual and adjusted basis) and its expenses associated with providing the services under the Agreement. In addition, the Board reviewed the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and payments made by the Advisor to third party platforms on which shares of the Fund are available for purchase). It was noted by representatives of the Advisor that 18 of the 37 active Series of the Fund are currently experiencing expenses above the capped expense ratios. After discussing the above costs and profits, the Board concluded that the Advisor’s profitability relating to its services provided under the Agreement was reasonable.

•

The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any expense waivers or reimbursements (either contractual or voluntary) paid by the Advisor. The advisory fees and expense ratios of each Series were compared to an average (on both a mean and median basis) of similar funds as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the levels of its advisory fee for each Series of the Fund and as compared to the median and mean advisory fees for similar funds as listed on Morningstar. Expense ratios for every Series, except the Tax Managed Series, Pro-Blend Series Class C, and Target Series’ Class R and Class C, are lower than, or substantially similar to the Morningstar mean and median reported total expense ratio. The higher than mean and median total expense ratios for Classes C and R reflect higher distribution, marketing and shareholder service fees payable to broker-dealers through a 100bp 12b-1 fee for Class C and a 50bp 12b-1 fee for Class R. Based on their review of the information provided, the Board concluded that the fees and expenses of each Series of the Fund were reasonable on a comparative basis.

55

Renewal of Investment Advisory Agreement

(unaudited)

•

The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include certain research services provided by soft dollars. Given the level of soft dollar transactions involving the Fund, the Board concluded that these additional benefits to the Advisor were reasonable.

•

In addition to the factors described above, the Board considered the Advisor’s personnel, investment strategies, policies and procedures relating to compliance with personal securities transactions, reputation, expertise and resources in domestic and foreign financial markets. The Board concluded that these factors support the conclusion that the Advisor performs its services in a reasonable manner.

•

The Board then considered economies of scale and concluded that the current fee schedule to the advisory agreement remained reasonable given the multiple uses of the Fund (for the Advisor’s discretionary investment account clients in addition to direct investors), the current profitability of the Advisor’s services to the Fund under the Agreement, the number of newly established series of the Fund and the overall size of the Fund complex.

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including a majority of Directors that are not “interested persons” as defined in the Investment Company Act of 1940, concluded that the compensation under the Agreement was fair and reasonable in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment. Accordingly, the Board approved the renewal of the Agreement. In the course of their deliberations, the Directors did not identify any particular information that was all important or controlling.

56

{This page intentionally left blank}

57

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNTGT-04/14-SAR

58

DIVIDEND FOCUS SERIES
www.manning-napier.com

Dividend Focus Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each Class at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 11/1/13	ENDING ACCOUNT VALUE 4/30/14	EXPENSES PAID DURING PERIOD* 11/1/13-4/30/14	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,084.80	$4.14	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	$4.01	0.80%
Class I
Actual	$1,000.00	$1,086.50	$2.85	0.55%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.07	$2.76	0.55%

*Expenses are equal to each Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

1

Dividend Focus Series

Portfolio Composition as of April 30, 2014

(unaudited)

2

Dividend Focus Series

Investment Portfolio - April 30, 2014

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 97.9%

Consumer Discretionary - 7.5%
Automobiles - 1.4%
Toyota Motor Corp. - ADR (Japan)	24,178	$2,621,379

Distributors - 0.3%
Genuine Parts Co.	6,667	580,829

Hotels, Restaurants & Leisure - 1.7%
McDonald’s Corp.	31,214	3,164,475

Leisure Products - 0.3%
Mattel, Inc.	15,353	602,068

Media - 1.0%
Thomson Reuters Corp.	29,872	1,080,769
WPP plc - ADR (United Kingdom)	7,171	773,966

		1,854,735

Multiline Retail - 0.4%
Kohl’s Corp.	7,523	412,185
Nordstrom, Inc.	6,896	422,587

		834,772

Specialty Retail - 2.4%
The Gap, Inc.	13,838	543,833
The Home Depot, Inc.	43,065	3,424,098
L Brands, Inc.	11,823	640,807

		4,608,738

Total Consumer Discretionary		14,266,996

Consumer Staples - 21.9%
Beverages - 6.4%
The Coca-Cola Co.	117,949	4,811,140
Coca-Cola Enterprises, Inc.	9,251	420,365
Coca-Cola FEMSA S.A.B. de C.V. - ADR (Mexico)	6,012	673,104
Diageo plc - ADR (United Kingdom)	15,080	1,851,522
Dr. Pepper Snapple Group, Inc.	7,486	414,874
PepsiCo, Inc.	45,267	3,887,983

		12,058,988

Food & Staples Retailing - 3.6%
Sysco Corp.	22,491	819,347
Wal-Mart Stores, Inc.	75,582	6,024,641

		6,843,988

Food Products - 4.1%
Archer-Daniels-Midland Co.	21,678	947,979
ConAgra Foods, Inc.	17,774	542,285
General Mills, Inc.	21,747	1,153,026

The accompanying notes are an integral part of the financial statements.

3

Dividend Focus Series

Investment Portfolio - April 30, 2014

(unaudited)

		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS (continued)

Consumer Staples (continued)
Food Products (continued)
The J.M. Smucker Co.	4,975	$480,983
Kellogg Co.	13,388	894,720
Kraft Foods Group, Inc.	14,941	849,545
Unilever plc - ADR (United Kingdom)	62,149	2,780,546

		7,649,084

Household Products - 4.8%
The Clorox Co.	4,752	431,006
Colgate-Palmolive Co.	26,075	1,754,848
Kimberly-Clark Corp.	12,413	1,393,359
The Procter & Gamble Co.	66,723	5,507,984

		9,087,197

Tobacco - 3.0%
Lorillard, Inc.	14,796	879,178
Philip Morris International, Inc.	45,593	3,895,010
Reynolds American, Inc.	17,011	959,931

		5,734,119

Total Consumer Staples		41,373,376

Energy - 12.2%
Energy Equipment & Services - 0.3%
Transocean Ltd.	11,846	510,207

Oil, Gas & Consumable Fuels - 11.9%
CNOOC Ltd. - ADR (China)	8,551	1,412,540
ConocoPhillips	38,840	2,886,200
Exxon Mobil Corp.	71,531	7,325,490
Marathon Oil Corp.	24,185	874,288
Occidental Petroleum Corp.	20,732	1,985,089
Royal Dutch Shell plc - ADR (Netherlands)	66,853	5,264,005
Statoil ASA - ADR (Norway)	79,932	2,435,528
Ultrapar Participacoes SA - ADR (Brazil)	18,537	461,386

		22,644,526

Total Energy		23,154,733

Financials - 0.5%
Insurance - 0.5%
Marsh & McLennan Companies, Inc.	20,069	989,602

Health Care - 20.5%
Health Care Equipment & Supplies - 0.7%
Baxter International, Inc.	17,327	1,261,232

Pharmaceuticals - 19.8%
AbbVie, Inc.	42,139	2,194,599

The accompanying notes are an integral part of the financial statements.

4

Dividend Focus Series

Investment Portfolio - April 30, 2014

(unaudited)

		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS (continued)

Health Care (continued)
Pharmaceuticals (continued)
AstraZeneca plc - ADR (United Kingdom)	36,876	$2,915,048
Eli Lilly & Co.	33,172	1,960,465
GlaxoSmithKline plc - ADR (United Kingdom)	71,920	3,982,210
Johnson & Johnson	63,968	6,479,319
Merck & Co., Inc.	79,918	4,679,998
Novartis AG - ADR (Switzerland)	61,478	5,344,897
Pfizer, Inc.	165,824	5,186,975
Sanofi - ADR (France)	66,802	3,593,948
Teva Pharmaceutical Industries Ltd. - ADR (Israel)	24,163	1,180,604

		37,518,063

Total Health Care		38,779,295

Industrials - 13.6%
Aerospace & Defense - 3.2%
The Boeing Co.	18,830	2,429,447
General Dynamics Corp.	11,123	1,217,412
Lockheed Martin Corp.	8,562	1,405,367
Raytheon Co.	10,688	1,020,490

		6,072,716

Air Freight & Logistics - 0.9%
United Parcel Service, Inc. - Class B	16,735	1,648,398

Commercial Services & Supplies - 0.4%
Waste Management, Inc.	18,080	803,656

Electrical Equipment - 2.2%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	69,468	1,661,675
Eaton Corp. plc	12,101	879,017
Emerson Electric Co.	23,203	1,581,981

		4,122,673

Industrial Conglomerates - 4.0%
3M Co.	21,680	3,015,471
Koninklijke Philips Electronics N.V. - NY Shares (Netherlands)	33,993	1,086,416
Siemens AG - ADR (Germany)	26,643	3,512,347

		7,614,234

Machinery - 2.4%
Caterpillar, Inc.	15,820	1,667,428
Deere & Co.	11,662	1,088,531
Illinois Tool Works, Inc.	14,784	1,260,040
Stanley Black & Decker, Inc.	6,541	561,806

		4,577,805

The accompanying notes are an integral part of the financial statements.

5

Dividend Focus Series

Investment Portfolio - April 30, 2014

(unaudited)

		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Road & Rail - 0.5%
CSX Corp.	32,811	$925,926

Total Industrials		25,765,408

Information Technology - 16.3%
Communications Equipment - 2.1%
Cisco Systems, Inc.	111,989	2,588,066
Telefonaktiebolaget LM Ericsson - ADR (Sweden)	113,380	1,359,426

		3,947,492

IT Services - 2.0%
Accenture plc - Class A	19,721	1,582,019
Automatic Data Processing, Inc.	16,740	1,305,050
Paychex, Inc.	11,752	491,351
Xerox Corp.	40,232	486,405

		3,864,825

Semiconductors & Semiconductor Equipment - 3.0%
Intel Corp.	141,722	3,782,560
KLA-Tencor Corp.	6,135	392,579
Texas Instruments, Inc.	31,452	1,429,493

		5,604,632

Software - 4.3%
CA, Inc.	15,293	460,931
Microsoft Corp.	179,028	7,232,731
Symantec Corp.	23,597	478,547

		8,172,209

Technology Hardware, Storage & Peripherals - 4.9%
Apple, Inc.	12,577	7,421,562
Canon, Inc. - ADR (Japan)	42,897	1,341,818
Seagate Technology plc	9,996	525,590

		9,288,970

Total Information Technology		30,878,128

Materials - 2.0%
Chemicals - 1.3%
The Dow Chemical Co.	25,410	1,267,959
LyondellBasell Industries N.V. - Class A - ADR	12,026	1,112,405

		2,380,364

Metals & Mining - 0.3%
Teck Resources Ltd. - Class B (Canada)	23,279	530,063

The accompanying notes are an integral part of the financial statements.

6

Dividend Focus Series

Investment Portfolio - April 30, 2014

(unaudited)

		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS (continued)

Materials (continued)
Paper & Forest Products - 0.4%
International Paper Co.	16,193	$755,403

Total Materials		3,665,830

Telecommunication Services - 3.4%
Diversified Telecommunication Services - 1.8%
Telekomunikasi Indonesia Persero Tbk PT - ADR (Indonesia)	17,447	692,646
Verizon Communications, Inc.	57,620	2,692,583

		3,385,229

Wireless Telecommunication Services - 1.6%
Mobile Telesystems OJSC - ADR (Russia)	41,553	696,428
NTT DOCOMO, Inc. - ADR (Japan)	117,425	1,876,452
SK Telecom Co. Ltd. - ADR (South Korea)	23,143	534,372

		3,107,252

Total Telecommunication Services		6,492,481

TOTAL COMMON STOCKS
(Identified Cost $150,194,841)		185,365,849

SHORT-TERM INVESTMENT - 2.0%
Dreyfus Cash Management, Inc. - Institutional Shares[1], 0.03%
(Identified Cost $3,779,849)	3,779,849	3,779,849

TOTAL INVESTMENTS - 99.9%
(Identified Cost $153,974,690)		189,145,698
OTHER ASSETS, LESS LIABILITIES - 0.1%		196,341

NET ASSETS - 100%		$189,342,039

ADR - American Depositary Receipt

1Rate shown is the current yield as of April 30, 2014.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

7

Dividend Focus Series

Statement of Assets and Liabilities

April 30, 2014 (unaudited)

ASSETS:

Investments, at value (identified cost $153,974,690) (Note 2)	$189,145,698
Cash	45,035
Receivable for fund shares sold	231,419
Dividends receivable	206,704
Foreign tax reclaims receivable	71,344
Prepaid and other expenses	2,061

TOTAL ASSETS	189,702,261

LIABILITIES:

Accrued management fees (Note 3)	68,537
Accrued fund accounting and administration fees (Note 3)	12,533
Accrued shareholder services fees (Class S) (Note 3)	2,515
Accrued transfer agent fees (Note 3)	1,993
Accrued Directors’ fees (Note 3)	729
Payable for fund shares repurchased	244,382
Audit fees payable	21,076
Other payables and accrued expenses	8,457

TOTAL LIABILITIES	360,222

TOTAL NET ASSETS	$189,342,039

NET ASSETS CONSIST OF:

Capital stock	$118,987
Additional paid-in-capital	144,742,858
Undistributed net investment income	525,870
Accumulated net realized gain on investments	8,783,316
Net unrealized appreciation on investments	35,171,008

TOTAL NET ASSETS	$189,342,039

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S
($12,122,261/978,584 shares)	$12.39

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I
($177,219,778/10,920,109 shares)	$16.23

The accompanying notes are an integral part of the financial statements.

8

Dividend Focus Series

Statement of Operations

For the Six Months Ended April 30, 2014 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $99,582)	$2,630,297

EXPENSES:

Management fees (Note 3)	393,461
Fund accounting and administration fees (Note 3)	26,812
Shareholder services fees (Class S)(Note 3)	14,536
Transfer agent fees (Note 3)	6,830
Directors’ fees (Note 3)	1,561
Chief Compliance Officer service fees (Note 3)	1,211
Custodian fees	3,986
Miscellaneous	45,306

Total Expenses	493,703

NET INVESTMENT INCOME	2,136,594

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments	8,849,678
Net change in unrealized appreciation (depreciation) on investments	4,087,383

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	12,937,061

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,073,655

The accompanying notes are an integral part of the financial statements.

9

Dividend Focus Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 4/30/14 (UNAUDITED)	FOR THE YEAR ENDED 10/31/13
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$2,136,594	$3,944,055
Net realized gain on investments	8,849,678	3,273,507
Net change in unrealized appreciation (depreciation) on investments	4,087,383	22,787,788

Net increase from operations	15,073,655	30,005,350

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income (Class S)	(164,007)	(252,541)
From net investment income (Class I)	(1,913,445)	(3,743,537)
From net realized gain on investments (Class S)	(279,952)	(33,422)
From net realized gain on investments (Class I)	(3,013,000)	(601,612)

Total distributions to shareholders	(5,370,404)	(4,631,112)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	9,982,971	10,391,604

Net increase in net assets	19,686,222	35,765,842

NET ASSETS:

Beginning of period	169,655,817	133,889,975

End of period (including undistributed net investment income of $525,870 and $466,728, respectively)	$189,342,039	$169,655,817

The accompanying notes are an integral part of the financial statements.

10

Dividend Focus Series

Financial Highlights - Class S

	FOR THE SIX MONTHS ENDED 4/30/14 (UNAUDITED)	FOR THE YEAR ENDED 10/31/13	FOR THE PERIOD 3/1/12[1] TO 10/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.88	$10.14	$10.00

Income from investment operations:
Net investment income[2]	0.13	0.26	0.12
Net realized and unrealized gain on investments	0.85	1.89	0.23

Total from investment operations	0.98	2.15	0.35

Less distributions to shareholders:
From net investment income	(0.17)	(0.35)	(0.21)
From net realized gain on investments	(0.30)	(0.06)	—

Total distributions to shareholders	(0.47)	(0.41)	(0.21)

Net asset value - End of period	$12.39	$11.88	$10.14

Net assets - End of period (000’s omitted)	$12,122	$10,667	$5,130

Total return[3]	8.48%	21.70%	3.59%
Ratios (to average net assets)/Supplemental Data:
Expenses	0.80%[4]	0.81%	0.86%[4]
Net investment income	2.20%[4]	2.31%	1.76%[4]
Portfolio turnover	21%	19%	16%

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

11

Dividend Focus Series

Financial Highlights - Class I*

	FOR THE SIX MONTHS ENDED 4/30/14 (UNAUDITED)	FOR THE YEARS ENDED				FOR THE PERIOD 11/7/08[1] TO 10/31/09
		10/31/13	10/31/12	10/31/11	10/31/10
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$15.41	$13.03	$11.96	$12.41	$11.38	$10.00

Income from investment operations:
Net investment income[2]	0.19	0.37	0.34	0.27	0.36	0.34
Net realized and unrealized gain on investments	1.11	2.45	1.05	0.88	1.02	1.22

Total from investment operations	1.30	2.82	1.39	1.15	1.38	1.56

Less distributions to shareholders:
From net investment income	(0.18)	(0.38)	(0.30)	(0.30)	(0.35)	(0.18)
From net realized gain on investments	(0.30)	(0.06)	(0.02)	(1.30)	— [3]	—

Total distributions to shareholders	(0.48)	(0.44)	(0.32)	(1.60)	(0.35)	(0.18)

Net asset value - End of period	$16.23	$15.41	$13.03	$11.96	$12.41	$11.38

Net assets - End of period (000’s omitted)	$177,220	$158,989	$128,760	$79,028	$2,643	$2,044

Total return[4]	8.65%	22.02%	11.77%	10.17%	12.32%	15.81%
Ratios (to average net assets)/ Supplemental Data:
Expenses**	0.55%[5]	0.56%	0.59%	0.60%	0.60%	0.60%[5]
Net investment income	2.46%[5]	2.63%	2.69%	2.41%	2.99%	3.33%[5]
Portfolio turnover	21%	19%	16%	8%	73%	28%

*Effective March 1, 2012, the shares of the Series have been designated as Class I.
**The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	N/A	N/A	N/A	0.45%	5.01%	6.21%[5]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Less than $0.01 per share.

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

5Annualized.

The accompanying notes are an integral part of the financial statements.

12

Dividend Focus Series

Notes to Financial Statements

(unaudited)

1.	Organization

Dividend Focus Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide competitive returns consistent with the broad equity market while providing a level of capital protection during market downturns through a quantitative investment approach.

The Fund’s Advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of April 30, 2014, 11 billion shares have been designated in total among 45 series, of which 100 million have been designated as Dividend Focus Series Class I common stock and 100 million have been designated as Dividend Focus Series Class S common stock.

2.	Significant Accounting Policies

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

13

Dividend Focus Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

The following is a summary of the valuation levels used for major security types as of April 30, 2014 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$14,266,996	$14,266,996	$—	$—
Consumer Staples	41,373,376	41,373,376	—	—
Energy	23,154,733	23,154,733	—	—
Financials	989,602	989,602	—	—
Health Care	38,779,295	38,779,295	—	—
Industrials	25,765,408	25,765,408	—	—
Information Technology	30,878,128	30,878,128	—	—
Materials	3,665,830	3,665,830	—	—
Telecommunication Services	6,492,481	6,492,481	—	—
Mutual Fund	3,779,849	3,779,849	—	—

Total assets	$189,145,698	$189,145,698	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2013 or April 30, 2014.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended April 30, 2014.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

14

Dividend Focus Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At April 30, 2014, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended October 31, 2010 through October 31, 2013. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

15

Dividend Focus Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.45% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Effective May 2013, an Audit Committee Chair, who receives an additional annual stipend for this role, was appointed to the Fund.

The Class S shares of the Series are subject to a shareholder services fee in accordance with a shareholder services plan adopted by the Fund’s Board. The shareholder services fee is intended to compensate financial intermediaries, including affiliates of the Fund, in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services. For these services, the Class S shares of the Series pay a fee, computed daily and payable monthly, at an annual rate of 0.25% of the average daily net assets of Class S. The Fund has a Shareholder Services Agreement with the Advisor, for which the Advisor receives the shareholder services fee as stated above.

The Advisor has contractually agreed, until at least February 28, 2015, to waive its management fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series, exclusive of shareholder service fees, at no more than 0.60% of average daily net assets each year. For the six months ended April 30, 2014, the Advisor did not waive fees or reimburse expenses for the Series. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent. The Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0175% on the first $3 billion of average daily net assets (excluding Target Series and Strategic Income Series); 0.015% on the next $3 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.01% of the average daily net assets in excess of $6 billion (excluding Target Series and Strategic Income Series); plus a base fee of $25,500 per series. Transfer Agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. Effective October 1, 2012, the aforementioned agreements were modified to reduce the annual fee related to fund accounting and administration, as well as transfer agent fees, by 10%, excluding out-of-pocket expenses.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended April 30, 2014, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $43,025,577 and $36,279,224, respectively. There were no purchases or sales of U.S. Government securities.

16

Dividend Focus Series

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions

Transactions in Class S and I shares of Dividend Focus Series were:

CLASS S	FOR THE SIX MONTHS ENDED 4/30/14		FOR THE YEAR ENDED 10/31/13
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	188,974	$2,254,355	877,363	$9,728,990
Reinvested	37,533	436,005	25,748	279,952
Repurchased	(146,046)	(1,756,467)	(510,763)	(5,721,259)

Total	80,461	$933,893	392,348	$4,287,683

CLASS I	FOR THE SIX MONTHS ENDED 4/30/14		FOR THE YEAR ENDED 10/31/13
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,551,753	$23,776,400	2,367,127	$33,398,961
Reinvested	163,038	2,476,818	167,225	2,322,206
Repurchased	(1,110,308)	(17,204,140)	(2,097,414)	(29,617,246)

Total	604,483	$9,049,078	436,938	$6,103,921

At April 30, 2014, one shareholder account owned 4,457,408 shares of the Series (37.5% of shares outstanding) valued at $72,343,725. In addition, the retirement plan of the Advisor and its affiliates owned 167,275 shares of the Series (1.4% of shares outstanding) valued at $2,714,877. Investment activities of these shareholders may have a material effect on the Series.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of April 30, 2014.

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

17

Dividend Focus Series

Notes to Financial Statements (continued)

(unaudited)

8.	Federal Income Tax Information (continued)

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2013 was as follows:

Ordinary income	$4,475,466
Long-term capital gains	155,646

At April 30, 2014, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$154,036,193
Unrealized appreciation	35,782,337
Unrealized depreciation	(672,832)

Net unrealized appreciation	$35,109,505

18

Dividend Focus Series

Renewal of Investment Advisory Agreement

(unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on November 20, 2013, the Investment Advisory Agreement (the “Agreement”) between the Fund and Manning & Napier Advisors, LLC (the “Advisor”) was considered by the Board for renewal. In connection with the decision whether to renew the Agreement, a variety of material was prepared for and considered by the Board.

Representatives of the Advisor attended the meeting and presented additional oral and written information to the Board to assist the Board in its considerations. The discussion immediately below outlines the materials and information presented to the Board in connection with the Board’s 2013 Annual consideration of the Agreement and the conclusions made by the Directors when determining to continue the Agreement.

•

The Board considered the services provided by the Advisor under the Agreement including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or sub-transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board also considered the nature and quality of such services provided under the Agreement in light of the Advisor’s services provided to the Fund for 27 years. The Board discussed the quality of these services with representatives from the Advisor and concluded that the Advisor was performing its services to the Fund required under the Agreement in a reasonable manner.

•

The Board considered the performance of each Series since its inception, as well as performance over multiple time periods. Performance for one or more of the following time periods was considered as applicable to the Series’ inception date: inception, three year, five year, ten year, and current market cycle. A market cycle includes periods of both rising and falling markets. Returns for established benchmark indices for each Series were provided. In addition, the Board considered at the meeting (and considers on a quarterly basis) a peer group performance analysis consisting of Morningstar universes of mutual funds with similar investment objectives. The Board discussed the performance with representatives from the Advisor and concluded that the investment performance of each of the Fund’s Series was reasonable based on the Series’ actual performance and comparative performance, especially for those series with performance over the current market cycle.

•

The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund under the Agreement. In reviewing the Advisor’s costs and profits, the Board discussed the Advisor’s revenues generated from the Fund (on both an actual and adjusted basis) and its expenses associated with providing the services under the Agreement. In addition, the Board reviewed the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and payments made by the Advisor to third party platforms on which shares of the Fund are available for purchase). It was noted by representatives of the Advisor that 18 of the 37 active Series of the Fund are currently experiencing expenses above the capped expense ratios. After discussing the above costs and profits, the Board concluded that the Advisor’s profitability relating to its services provided under the Agreement was reasonable.

•

The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any expense waivers or reimbursements (either contractual or voluntary) paid by the Advisor. The advisory fees and expense ratios of each Series were compared to an average (on both a mean and median basis) of similar funds as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the levels of its advisory fee for each Series of the Fund and as compared to the median and mean advisory fees for similar funds as listed on Morningstar. Expense ratios for every Series, except the Tax Managed Series, Pro-Blend Series Class C, and Target Series’ Class R and Class C, are lower than, or substantially similar to the Morningstar mean and median reported total expense ratio. The higher than mean and median total expense ratios for Classes C and R reflect higher distribution, marketing and shareholder service fees payable to broker-dealers through a 100bp 12b-1 fee for Class C and a 50bp 12b-1 fee for Class R. Based on their review of the information provided, the Board concluded that the fees and expenses of each Series of the Fund were reasonable on a comparative basis.

19

Dividend Focus Series

Renewal of Investment Advisory Agreement

(unaudited)

•

The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include certain research services provided by soft dollars. Given the level of soft dollar transactions involving the Fund, the Board concluded that these additional benefits to the Advisor were reasonable.

•

In addition to the factors described above, the Board considered the Advisor’s personnel, investment strategies, policies and procedures relating to compliance with personal securities transactions, reputation, expertise and resources in domestic and foreign financial markets. The Board concluded that these factors support the conclusion that the Advisor performs its services in a reasonable manner.

•

The Board then considered economies of scale and concluded that the current fee schedule to the advisory agreement remained reasonable given the multiple uses of the Fund (for the Advisor’s discretionary investment account clients in addition to direct investors), the current profitability of the Advisor’s services to the Fund under the Agreement, the number of newly established series of the Fund and the overall size of the Fund complex.

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including a majority of Directors that are not “interested persons” as defined in the Investment Company Act of 1940, concluded that the compensation under the Agreement was fair and reasonable in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment. Accordingly, the Board approved the renewal of the Agreement. In the course of their deliberations, the Directors did not identify any particular information that was all important or controlling.

20

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21

Dividend Focus Series

Literature Requests

(unaudited)

Proxy	Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy	Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly	Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus	and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional	information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNDIV-04/14-SAR

OVERSEAS SERIES
www.manning-napier.com

Overseas Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 11/1/13	ENDING ACCOUNT VALUE 4/30/14	EXPENSES PAID DURING PERIOD* 11/1/13-4/30/14
Actual	$1,000.00	$1,047.60	$3.76
Hypothetical (5% return before expenses)	$1,000.00	$1,021.12	$3.71

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 0.74%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

Overseas Series

Portfolio Composition as of April 30, 2014

(unaudited)

2

Overseas Series

Investment Portfolio - April 30, 2014

(unaudited)

		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS - 96.0%

Consumer Discretionary - 15.8%
Automobiles - 1.6%
Toyota Motor Corp. (Japan)[1]	875,200	$47,285,447

Diversified Consumer Services - 0.9%
Anhanguera Educacional Participacoes S.A. (Brazil)	3,939,760	24,383,311

Hotels, Restaurants & Leisure - 2.6%
Accor S.A. (France)[1]	1,508,935	73,876,735

Internet & Catalog Retail - 0.6%
Ocado Group plc (United Kingdom)*[1]	3,123,638	17,780,771

Media - 5.6%
British Sky Broadcasting Group plc (United Kingdom)[1]	5,084,020	75,537,560
Grupo Televisa S.A.B. - ADR (Mexico)	493,387	16,188,027
Liberty Global plc - ADR (United Kingdom)	699,880	27,869,222
Liberty Global plc - Class C (United Kingdom)	383,950	14,755,199
ProSiebenSat.1 Media AG (Germany)[1]	328,870	14,393,917
Societe Television Francaise 1 (France)[1]	745,155	12,688,482

		161,432,407

Multiline Retail - 1.0%
Marks & Spencer Group plc (United Kingdom)[1]	3,861,930	28,872,882

Specialty Retail - 1.4%
Kingfisher plc (United Kingdom)[1]	5,843,360	41,349,664

Textiles, Apparel & Luxury Goods - 2.1%
adidas AG (Germany)[1]	311,550	33,305,180
Lululemon Athletica, Inc. (United States)*	604,030	27,743,098

		61,048,278

Total Consumer Discretionary		456,029,495

Consumer Staples - 22.7%
Beverages - 7.1%
AMBEV S.A. - ADR (Brazil)*	6,219,135	45,088,729
Anheuser-Busch InBev N.V. (Belgium)[1]	424,040	46,218,532
Carlsberg A/S - Class B (Denmark)[1]	300,400	30,049,717
Diageo plc (United Kingdom)[1]	925,030	28,342,599
Remy Cointreau S.A. (France)[1]	48,348	4,251,914
SABMiller plc (United Kingdom)[1]	953,360	51,911,131

		205,862,622

Food & Staples Retailing - 6.4%
Carrefour S.A. (France)[1]	1,949,605	75,997,575
Distribuidora Internacional de Alimentacion S.A. (Spain)[1]	848,895	7,593,758
Tesco plc (United Kingdom)[1]	20,242,500	100,279,415

		183,870,748

The accompanying notes are an integral part of the financial statements.

3

Overseas Series

Investment Portfolio - April 30, 2014

(unaudited)

		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS (continued)

Consumer Staples (continued)
Food Products - 6.8%
Charoen Pokphand Foods PCL (Thailand)[1]	26,541,630	$22,195,670
Danone (France)[1]	873,280	64,482,112
Nestle S.A. (Switzerland)[1]	784,170	60,604,020
Unilever plc - ADR (United Kingdom)	1,084,800	48,533,952

		195,815,754

Personal Products - 0.8%
Beiersdorf AG (Germany)[1]	233,060	23,395,611

Tobacco - 1.6%
Imperial Tobacco Group plc (United Kingdom)[1]	722,110	31,205,409
Swedish Match AB (Sweden)[1]	443,040	15,199,309

		46,404,718

Total Consumer Staples		655,349,453

Energy - 18.0%
Energy Equipment & Services - 6.7%
CGG S.A. (France)*[1]	3,142,847	54,376,825
Petroleum Geo-Services ASA (Norway)[1]	1,381,190	16,676,073
Schlumberger Ltd. (United States)	931,260	94,569,453
Trican Well Service Ltd. (Canada)	2,059,100	29,494,886
Trican Well Service Ltd. (Canada)	39,040	563,179

		195,680,416

Oil, Gas & Consumable Fuels - 11.3%
Cameco Corp. (Canada)	2,967,620	63,180,630
Encana Corp. (Canada)	3,847,136	89,292,027
Koninklijke Vopak N.V. (Netherlands)[1]	267,300	13,327,856
Petroleo Brasileiro S.A. - ADR (Brazil)	4,110,010	60,828,148
Talisman Energy, Inc. (Canada)	8,175,200	84,508,021
Talisman Energy, Inc. - ADR (Canada)	100,910	1,042,400
Whitehaven Coal Ltd. (Australia)*[1]	10,396,626	14,167,378

		326,346,460

Total Energy		522,026,876

Financials - 3.9%
Banks - 1.6%
HSBC Holdings plc (United Kingdom)[1]	4,382,490	44,778,391

Capital Markets - 0.9%
CETIP S.A. - Mercados Organizados (Brazil)	2,028,190	25,714,511

Insurance - 1.4%
Admiral Group plc (United Kingdom)[1]	1,752,850	41,394,307

Total Financials		111,887,209

The accompanying notes are an integral part of the financial statements.

4

Overseas Series

Investment Portfolio - April 30, 2014

(unaudited)

		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS (continued)

Health Care - 9.1%
Health Care Equipment & Supplies - 2.0%
BioMerieux (France)[1]	134,620	$14,700,250
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)[1]	31,212,000	31,623,660
Sonova Holding AG (Switzerland)[1]	90,867	13,127,084

		59,450,994

Health Care Providers & Services - 3.5%
Fresenius Medical Care AG & Co. KGaA (Germany)[1]	753,380	51,906,015
Life Healthcare Group Holdings Ltd. (South Africa)[1]	8,484,960	33,740,855
Sonic Healthcare Ltd. (Australia)[1]	962,731	15,880,361

		101,527,231

Life Sciences Tools & Services - 1.2%
QIAGEN N.V. (United States)*[1]	1,603,953	35,212,645

Pharmaceuticals - 2.4%
Novo Nordisk A/S - Class B (Denmark)[1]	622,415	28,248,939
Sanofi (France)[1]	370,971	40,035,077

		68,284,016

Total Health Care		264,474,886

Industrials - 10.3%
Airlines - 2.6%
Latam Airlines Group S.A. - ADR (Chile)	1,067,561	16,365,710
Ryanair Holdings plc - ADR (Ireland)*	1,110,820	59,406,654

		75,772,364

Commercial Services & Supplies - 0.5%
Aggreko plc (United Kingdom)[1]	578,200	15,431,701

Electrical Equipment - 1.8%
Nexans S.A. (France)[1]	474,372	26,707,894
Schneider Electric S.A. (France)[1]	255,039	23,940,729

		50,648,623

Machinery - 2.2%
Komatsu Ltd. (Japan)[1]	1,496,900	32,956,182
SKF AB - Class B (Sweden)[1]	881,187	22,882,759
Westport Innovations, Inc. - ADR (Canada)*	504,800	6,622,976

		62,461,917

Marine - 0.1%
Pacific Basin Shipping Ltd. (Hong Kong)[1]	4,818,999	2,812,159

Professional Services - 1.6%
SGS S.A. (Switzerland)[1]	18,750	46,839,371

The accompanying notes are an integral part of the financial statements.

5

Overseas Series

Investment Portfolio - April 30, 2014

(unaudited)

		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Trading Companies & Distributors - 1.5%
Brenntag AG (Germany)[1]	245,770	$44,521,299

Total Industrials		298,487,434

Information Technology - 3.8%
Internet Software & Services - 2.1%
Mail.ru Group Ltd. - GDR (Russia)*[1]	212,160	5,778,524
Qihoo 360 Technology Co. Ltd. - ADR (China)*	263,860	22,264,507
Tencent Holdings Ltd. (China)[1]	225,900	14,222,652
Yandex N.V. - Class A - ADR (Russia)*	731,900	19,395,350

		61,661,033

IT Services - 1.7%
Amdocs Ltd. - ADR (United States)	1,054,035	49,044,248

Total Information Technology		110,705,281

Materials - 10.7%
Chemicals - 4.5%
Akzo Nobel N.V. (Netherlands)[1]	202,370	15,595,037
Potash Corp. of Saskatchewan, Inc. (Canada)	888,814	32,139,514
Sociedad Quimica y Minera de Chile S.A. - ADR (Chile)	611,680	19,512,592
Syngenta AG (Switzerland)[1]	80,852	32,016,717
Umicore S.A. (Belgium)[1]	647,450	31,737,136

		131,000,996

Construction Materials - 1.9%
CRH plc (Ireland)[1]	794,723	23,168,322
Holcim Ltd. (Switzerland)[1]	339,810	31,166,165

		54,334,487

Metals & Mining - 4.3%
Alumina Ltd. (Australia)*[1]	21,842,280	27,437,013
Norsk Hydro ASA (Norway)[1]	11,260,450	60,391,995
Teck Resources Ltd. - Class B (Canada)	50,874	1,158,401
ThyssenKrupp AG (Germany)*[1]	1,199,690	34,241,726

		123,229,135

Total Materials		308,564,618

Telecommunication Services - 1.7%
Wireless Telecommunication Services - 1.7%
America Movil S.A.B. de C.V. - Class L - ADR (Mexico)	2,379,820	47,786,786

TOTAL COMMON STOCKS
(Identified Cost $2,489,680,403)		2,775,312,038

The accompanying notes are an integral part of the financial statements.

6

Overseas Series

Investment Portfolio - April 30, 2014

(unaudited)

		VALUE
	SHARES	(NOTE 2)

SHORT-TERM INVESTMENT - 3.4%

Dreyfus Cash Management, Inc. - Institutional Shares[2], 0.03%
(Identified Cost $ 98,867,345)	98,867,345	$98,867,345

TOTAL INVESTMENTS - 99.4%
(Identified Cost $ 2,588,547,748)		2,874,179,383
OTHER ASSETS, LESS LIABILITIES - 0.6%		18,425,599

NET ASSETS - 100%		$2,892,604,982

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

* Non-income producing security.

1 A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2 Rate shown is the current yield as of April 30, 2014.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries: United Kingdom - 19.6%; France - 13.5%; Canada - 10.6%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

7

Overseas Series

Statement of Assets & Liabilities

April 30, 2014 (unaudited)

ASSETS:

Investments, at value (identified cost $2,588,547,748) (Note 2)	$2,874,179,383
Foreign currency (identified cost $430,631)	432,542
Cash	14,994,553
Dividends receivable	13,239,676
Receivable for securities sold	2,842,202
Foreign tax reclaims receivable	2,347,546
Receivable for fund shares sold	576,513
Prepaid and other expenses	33,762

TOTAL ASSETS	2,908,646,177

LIABILITIES:

Accrued management fees (Note 3)	1,653,693
Accrued fund accounting and administration fees (Note 3)	88,911
Accrued Directors’ fees (Note 3)	21,533
Accrued transfer agent fees (Note 3)	2,053
Payable for securities purchased	13,637,949
Payable for fund shares repurchased	447,831
Other payables and accrued expenses	189,225

TOTAL LIABILITIES	16,041,195

TOTAL NET ASSETS	$2,892,604,982

NET ASSETS CONSIST OF:

Capital stock	$1,065,880
Additional paid-in-capital	2,458,424,255
Undistributed net investment income	14,769,411
Accumulated net realized gain on investments, foreign currency and translation of other assets and liabilities	132,631,231
Net unrealized appreciation (depreciation) on investments, foreign currency and translation of other assets and liabilities	285,714,205

TOTAL NET ASSETS	$2,892,604,982

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class A ($2,892,604,982/106,588,030 shares)	$27.14

The accompanying notes are an integral part of the financial statements.

8

Overseas Series

Statement of Operations

For the Six Months Ended April 30, 2014 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $2,649,212)	$27,319,340

EXPENSES:

Management fees (Note 3)	9,409,925
Fund accounting and administration fees (Note 3)	164,651
Directors’ fees (Note 3)	22,313
Transfer agent fees (Note 3)	4,465
Chief Compliance Officer service fees (Note 3)	1,211
Custodian fees	238,608
Miscellaneous	131,033

Total Expenses	9,972,206

NET INVESTMENT INCOME	17,347,134

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain on-
Investments	134,522,425
Foreign currency and translation of other assets and liabilities	854,307

135,376,732

Net change in unrealized appreciation (depreciation) on-
Investments	(25,797,306)
Foreign currency and translation of other assets and liabilities	(172,040)

(25,969,346)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY	109,407,386

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$126,754,520

The accompanying notes are an integral part of the financial statements.

9

Overseas Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 4/30/14 (UNAUDITED)	FOR THE YEAR ENDED 10/31/13
INCREASE IN NET ASSETS:

OPERATIONS:

Net investment income	$17,347,134	$38,756,582
Net realized gain on investments and foreign currency	135,376,732	156,993,045
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(25,969,346)	305,513,721

Net increase from operations	126,754,520	501,263,348

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	(36,250,731)	(34,167,815)
From net realized gain on investments	(105,998,729)	—

Total distributions to shareholders	(142,249,460)	(34,167,815)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	246,438,089	200,567,153

Net increase in net assets	230,943,149	667,662,686

NET ASSETS:

Beginning of period	2,661,661,833	1,993,999,147

End of period (including undistributed net investment income of $14,769,411 and $33,673,008, respectively)	$2,892,604,982	$2,661,661,833

The accompanying notes are an integral part of the financial statements.

10

Overseas Series

Financial Highlights

	FOR THE SIX MONTHS ENDED 4/30/14 (UNAUDITED)	FOR THE YEARS ENDED
		10/31/13	10/31/12	10/31/11	10/31/10	10/31/09
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$27.39	$22.47	$22.63	$24.22	$21.68	$17.78

Income (loss) from investment operations:
Net investment income[1]	0.17	0.41	0.36	0.75	0.32	0.36
Net realized and unrealized gain (loss) on investments	1.04	4.88	0.51	(2.09)	2.41	4.35

Total from investment operations	1.21	5.29	0.87	(1.34)	2.73	4.71

Less distributions to shareholders:
From net investment income	(0.37)	(0.37)	(0.52)	(0.25)	(0.19)	(0.42)
From net realized gain on investments	(1.09)	—	(0.51)	— [2]	—	(0.39)

Total distributions to shareholders	(1.46)	(0.37)	(1.03)	(0.25)	(0.19)	(0.81)

Net asset value - End of period	$27.14	$27.39	$22.47	$22.63	$24.22	$21.68

Net assets - End of period (000’s omitted)	$2,892,605	$2,661,662	$1,993,999	$1,336,187	$918,272	$448,441

Total return[3]	4.76%	23.87%	4.61%	(5.61%)	12.68%	28.10%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.74%[4]	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	1.29%[4]	1.65%	1.68%	3.04%	1.42%	1.97%
Portfolio turnover	24%	43%	42%	37%	36%	49%

*The investment advisor did not impose all or a portion of its management and/or other fees, and in some years may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amounts:

	N/A	N/A	0.00%[5]	0.01%	0.01%	0.05%

1Calculated based on average shares outstanding during the periods.

2Less than $0.01 per share.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

5Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

11

Overseas Series

Notes to Financial Statements

(unaudited)

1.	Organization

Overseas Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term growth.

The Fund’s Advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of April 30, 2014, 11 billion shares have been designated in total among 45 series, of which 200 million have been designated as Overseas Series Class A common stock.

2.	Significant Accounting Policies

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. In accordance with the procedures approved by the Board, the values of certain securities trading outside the U.S. were adjusted following the close of local trading using a factor from a third party vendor. The third party vendor uses statistical analyses and quantitative models, which consider among other things subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, to determine the factors which are used to adjust local market prices. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities. It is the Fund’s policy to classify each foreign equity security where a factor from a third party vendor is provided as a Level 2 security.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both

12

Overseas Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of April 30, 2014 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$456,029,495	$110,938,857	$345,090,638	$—
Consumer Staples	655,349,453	93,622,681	561,726,772	—
Energy	522,026,876	423,478,744	98,548,132	—
Financials	111,887,209	25,714,511	86,172,698	—
Health Care	264,474,886	—	264,474,886	—
Industrials	298,487,434	82,395,340	216,092,094	—
Information Technology	110,705,281	90,704,105	20,001,176	—
Materials	308,564,618	52,810,507	255,754,111	—
Telecommunication Services	47,786,786	47,786,786	—	—
Mutual Fund	98,867,345	98,867,345	—	—

Total assets	$2,874,179,383	$1,026,318,876	$1,847,860,507	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the security’s fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of October 31, 2013 or April 30, 2014.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended April 30, 2014.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date

13

Overseas Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Foreign Currency Translation (continued)

on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At April 30, 2014, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended October 31, 2010 through October 31, 2013. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.70% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a

14

Overseas Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Effective May 2013, an Audit Committee Chair, who receives an additional annual stipend for this role, was appointed to the Fund.

The Advisor has contractually agreed, until at least February 28, 2015, to waive its management fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than 0.75% of average daily net assets each year. For the six months ended April 30, 2014, the Advisor did not waive fees or reimburse expenses for the Series. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent. The Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0175% on the first $3 billion of average daily net assets (excluding Target Series and Strategic Income Series); 0.015% on the next $3 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.01% of the average daily net assets in excess of $6 billion (excluding Target Series and Strategic Income Series); plus a base fee of $25,500 per series. Transfer Agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. Effective October 1, 2012, the aforementioned agreements were modified to reduce the annual fee related to fund accounting and administration, as well as transfer agent fees, by 10%, excluding out-of-pocket expenses.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended April 30, 2014, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $741,251,233 and $633,729,236, respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in Class A shares of Overseas Series were:

	FOR THE SIX MONTHS ENDED 4/30/2014		FOR THE YEAR ENDED 10/31/13
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	12,053,273	$321,014,071	19,752,519	$486,212,377
Reinvested	5,259,496	133,801,586	1,356,900	31,303,684
Repurchased	(7,885,033)	(208,377,568)	(12,672,474)	(316,948,908)

Total	9,427,736	$246,438,089	8,436,945	$200,567,153

At April 30, 2014, the retirement plan of the Advisor and its affiliates owned 201,649 shares of the Series (0.2% of shares outstanding) valued at $5,472,749.

15

Overseas Series

Notes to Financial Statements (continued)

(unaudited)

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of April 30, 2014.

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2013, were as follows:

Ordinary income	$34,167,815

At April 30, 2014, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$2,589,216,471
Unrealized appreciation	396,009,175
Unrealized depreciation	(111,046,263)

Net unrealized appreciation	$284,962,912

16

Overseas Series

Renewal of Investment Advisory Agreement

(unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on November 20, 2013, the Investment Advisory Agreement (the “Agreement”) between the Fund and Manning & Napier Advisors, LLC (the “Advisor”) was considered by the Board for renewal. In connection with the decision whether to renew the Agreement, a variety of material was prepared for and considered by the Board.

Representatives of the Advisor attended the meeting and presented additional oral and written information to the Board to assist the Board in its considerations. The discussion immediately below outlines the materials and information presented to the Board in connection with the Board’s 2013 Annual consideration of the Agreement and the conclusions made by the Directors when determining to continue the Agreement.

•

The Board considered the services provided by the Advisor under the Agreement including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or sub-transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board also considered the nature and quality of such services provided under the Agreement in light of the Advisor’s services provided to the Fund for 27 years. The Board discussed the quality of these services with representatives from the Advisor and concluded that the Advisor was performing its services to the Fund required under the Agreement in a reasonable manner.

•

The Board considered the performance of each Series since its inception, as well as performance over multiple time periods. Performance for one or more of the following time periods was considered as applicable to the Series’ inception date: inception, three year, five year, ten year, and current market cycle. A market cycle includes periods of both rising and falling markets. Returns for established benchmark indices for each Series were provided. In addition, the Board considered at the meeting (and considers on a quarterly basis) a peer group performance analysis consisting of Morningstar universes of mutual funds with similar investment objectives. The Board discussed the performance with representatives from the Advisor and concluded that the investment performance of each of the Fund’s Series was reasonable based on the Series’ actual performance and comparative performance, especially for those series with performance over the current market cycle.

•

The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund under the Agreement. In reviewing the Advisor’s costs and profits, the Board discussed the Advisor’s revenues generated from the Fund (on both an actual and adjusted basis) and its expenses associated with providing the services under the Agreement. In addition, the Board reviewed the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and payments made by the Advisor to third party platforms on which shares of the Fund are available for purchase). It was noted by representatives of the Advisor that 18 of the 37 active Series of the Fund are currently experiencing expenses above the capped expense ratios. After discussing the above costs and profits, the Board concluded that the Advisor’s profitability relating to its services provided under the Agreement was reasonable.

•

The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any expense waivers or reimbursements (either contractual or voluntary) paid by the Advisor. The advisory fees and expense ratios of each Series were compared to an average (on both a mean and median basis) of similar funds as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the levels of its advisory fee for each Series of the Fund and as compared to the median and mean advisory fees for similar funds as listed on Morningstar. Expense ratios for every Series, except the Tax Managed Series, Pro-Blend Series Class C, and Target Series’ Class R and Class C, are lower than, or substantially similar to the Morningstar mean and median reported total expense ratio. The higher than mean and median total expense ratios for Classes C and R reflect higher distribution, marketing and shareholder service fees payable to broker-dealers through a 100bp 12b-1 fee for Class C and a 50bp 12b-1 fee for Class R. Based on their review of the information provided, the Board concluded that the fees and expenses of each Series of the Fund were reasonable on a comparative basis.

17

Overseas Series

Renewal of Investment Advisory Agreement

(unaudited)

•

The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include certain research services provided by soft dollars. Given the level of soft dollar transactions involving the Fund, the Board concluded that these additional benefits to the Advisor were reasonable.

•

In addition to the factors described above, the Board considered the Advisor’s personnel, investment strategies, policies and procedures relating to compliance with personal securities transactions, reputation, expertise and resources in domestic and foreign financial markets. The Board concluded that these factors support the conclusion that the Advisor performs its services in a reasonable manner.

•

The Board then considered economies of scale and concluded that the current fee schedule to the advisory agreement remained reasonable given the multiple uses of the Fund (for the Advisor’s discretionary investment account clients in addition to direct investors), the current profitability of the Advisor’s services to the Fund under the Agreement, the number of newly established series of the Fund and the overall size of the Fund complex.

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including a majority of Directors that are not “interested persons” as defined in the Investment Company Act of 1940, concluded that the compensation under the Agreement was fair and reasonable in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment. Accordingly, the Board approved the renewal of the Agreement. In the course of their deliberations, the Directors did not identify any particular information that was all important or controlling.

18

Overseas Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNOVS-04/14-SAR

PRO-BLEND® CONSERVATIVE TERM SERIES
PRO-BLEND® MODERATE TERM SERIES
PRO-BLEND® EXTENDED TERM SERIES
PRO-BLEND® MAXIMUM TERM SERIES
www.manning-napier.com

Shareholder Expense Example - Pro-Blend® Conservative Term Series

(unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the Hypothetical lines for each class in the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 11/1/13	ENDING ACCOUNT VALUE 4/30/14	EXPENSES PAID DURING PERIOD 11/1/13-4/30/13*	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,041.80	$4.40	0.87%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.48	$4.36	0.87%
Class I
Actual	$1,000.00	$1,042.30	$3.39	0.67%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.47	$3.36	0.67%
Class C
Actual	$1,000.00	$1,037.00	$8.43	1.67%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.51	$8.35	1.67%
Class R
Actual	$1,000.00	$1,039.80	$5.92	1.17%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.99	$5.86	1.17%

*Expenses are equal to the Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Portfolio Composition - Pro-Blend® Conservative Term Series

As of April 30, 2014 (unaudited)

Sector Allocation[3]
Financials	23.7%
Consumer Discretionary	10.5%
Energy	7.3%
Information Technology	6.9%
Consumer Staples	6.1%
Health Care	4.6%
Industrials	4.1%
Materials	3.7%
Telecommunication Services	1.1%
Utilities	0.7%

[3] Including common stocks, preferred stocks, and corporate bonds, as a percentage of total investments.

Top Five Stock Holdings[4]
Hess Corp.	1.3%
Johnson & Johnson	1.1%
EMC Corp.	1.0%
Apple, Inc.	0.8%
Unilever plc - ADR (United Kingdom)	0.8%

4 As a percentage of total investments.
Top Five Bond Holdings[5]
Fannie Mae, 0.875%, 8/28/2017	2.0%
Freddie Mac, 2.375%, 1/13/2022	1.5%
Fannie Mae, 0.50%, 9/28/2015	1.5%
Freddie Mac, 2.00%, 8/25/2016	1.4%
Fannie Mae, 1.375%, 11/15/2016	1.3%

5 As a percentage of total investments.

Investment Portfolio - April 30, 2014

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 35.8%

Consumer Discretionary - 6.4%
Auto Components - 0.0%##
Mando Corp. (South Korea)[1]	2,240	$269,467

Automobiles - 0.1%
Hyundai Motor Co. (South Korea)[1]	1,520	338,909
Toyota Motor Corp. - ADR (Japan)	14,310	1,551,490

		1,890,399

Diversified Consumer Services - 0.3%
Anhanguera Educacional Participacoes S.A. (Brazil)	66,260	410,085
Apollo Education Group, Inc.*	124,520	3,593,647

		4,003,732

Hotels, Restaurants & Leisure - 0.6%
Accor S.A. (France)[1]	17,330	848,469
Arcos Dorados Holdings, Inc., - Class A (Argentina)	14,700	133,917
Hyatt Hotels Corp. - Class A*	15,410	867,275
InterContinental Hotels Group plc (United Kingdom)[1]	9,360	319,891
McDonald’s Corp.	33,520	3,398,258
Orient-Express Hotels Ltd. - ADR - Class A*	23,280	304,968
Whistler Blackcomb Holdings, Inc. (Canada)	27,620	413,273
Yum! Brands, Inc.	46,930	3,613,141

		9,899,192

Household Durables - 0.5%
DR Horton, Inc.	106,593	2,374,892
Lennar Corp. - Class A	66,860	2,580,127
LG Electronics, Inc. (South Korea)[1]	2,240	149,197
LGI Homes, Inc.*	12,030	177,082
Toll Brothers, Inc.*	73,990	2,533,418
TRI Pointe Homes, Inc.*	5,443	87,469
WCI Communities, Inc.*	10,320	197,834

		8,100,019

Internet & Catalog Retail - 0.3%
Amazon.com, Inc.*	15,800	4,805,254

Leisure Products - 0.1%
Mattel, Inc.	25,570	1,002,728

Media - 4.0%
AMC Networks, Inc. - Class A*	63,000	4,137,210
DIRECTV*	150,150	11,651,640
Global Mediacom Tbk PT (Indonesia)[1]	1,443,950	274,095
Liberty Global plc - ADR (United
Kingdom)	69,570	2,770,277
Liberty Global plc - Class C - ADR
(United Kingdom)	70,210	2,698,170
Nexstar Broadcasting Group, Inc. - Class A	53,850	2,145,923
Sinclair Broadcast Group, Inc. - Class A	180,620	4,827,973
Starz - Class A*	173,240	5,590,455
Time Warner, Inc.	125,330	8,329,432
Tribune Co.*	32,770	2,547,867
Twenty-First Century Fox, Inc. - Class A	317,700	10,172,754
Viacom, Inc. - Class B	99,850	8,485,253

		63,631,049

Specialty Retail - 0.2%
Belle International Holdings Ltd. (Hong Kong)[1]	168,000	174,690
China ZhengTong Auto Services
Holdings Ltd. (China)*[1]	417,000	227,849
Groupe Fnac S.A. (France)*[1]	69	3,321
The Home Depot, Inc.	25,760	2,048,178
Staples, Inc.	49,810	622,625

		3,076,663

Textiles, Apparel & Luxury Goods - 0.3%
Lululemon Athletica, Inc.*	117,120	5,379,322

Total Consumer Discretionary		102,057,825

Consumer Staples - 5.4%
Beverages - 1.8%
AMBEV S.A. - ADR (Brazil)*	485,840	3,522,340
Anheuser-Busch InBev N.V. (Belgium)[1]	68,430	7,458,575
Cia Cervecerias Unidas S.A. - ADR (Chile)	11,790	277,890
The Coca-Cola Co.	81,060	3,306,438
Dr. Pepper Snapple Group, Inc.	13,150	728,773
Molson Coors Brewing Co. - Class B	23,690	1,420,689
PepsiCo, Inc.	44,610	3,831,553
SABMiller plc (United Kingdom)[1]	151,460	8,247,105

		28,793,363

Food & Staples Retailing - 0.5%
Raia Drogasil S.A. (Brazil)	21,400	183,504
Tesco plc (United Kingdom)[1]	800,850	3,967,335
Wal-Mart Stores, Inc.	55,240	4,403,180
Whole Foods Market, Inc.	1,650	82,005

		8,636,024

Food Products - 2.0%
Charoen Pokphand Foods PCL (Thailand)[1]	323,510	270,538
ConAgra Foods, Inc.	43,210	1,318,337
Ingredion, Inc.	3,560	250,802

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2014

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Staples (continued)
Food Products (continued)
M Dias Branco S.A. (Brazil)	4,860	$209,243
Mead Johnson Nutrition Co.	66,770	5,893,120
Nestle S.A. (Switzerland)[1]	134,010	10,356,867
Unilever plc - ADR (United Kingdom)	285,330	12,765,664

		31,064,571

Household Products - 0.4%
Energizer Holdings, Inc.	20,890	2,333,204
The Procter & Gamble Co.	42,690	3,524,060

		5,857,264

Personal Products - 0.0%##
Natura Cosmeticos S.A. (Brazil)	13,540	233,181

Tobacco - 0.7%
Imperial Tobacco Group plc (United Kingdom)[1]	122,230	5,282,072
Philip Morris International, Inc.	65,560	5,600,791

		10,882,863

Total Consumer Staples		85,467,266

Energy - 4.9%
Energy Equipment & Services - 2.0%
Anton Oilfield Services Group (China)[1]	96,000	63,753
Baker Hughes, Inc.	120,620	8,431,338
Cameron International Corp.*	123,520	8,023,859
Eurasia Drilling Co. Ltd. - GDR (Russia)[1]	8,520	210,018
Fugro N.V. (Netherlands)[1]	1,260	83,493
Schlumberger Ltd.	75,550	7,672,103
SPT Energy Group, Inc. (China)[1]	145,000	78,911
Weatherford International Ltd. - ADR*	352,530	7,403,130

		31,966,605

Oil, Gas & Consumable Fuels - 2.9%
Apache Corp.	22,310	1,936,508
Chevron Corp.	16,450	2,064,804
Cloud Peak Energy, Inc.*	5,560	109,477
ConocoPhillips	52,170	3,876,753
Encana Corp. (Canada)	4,540	105,373
EOG Resources, Inc.	17,520	1,716,960
Exxon Mobil Corp.	39,360	4,030,858
Hess Corp.	230,920	20,588,827
Koninklijke Vopak N.V. (Netherlands)[1]	2,680	133,628
Pacific Rubiales Energy Corp. (Colombia)	21,470	350,439
Peabody Energy Corp.	192,610	3,661,516
Petroleo Brasileiro S.A. - ADR (Brazil)	16,250	240,500
Range Resources Corp.	18,310	1,656,139
Royal Dutch Shell plc - ADR (Netherlands)	39,560	3,114,954
Statoil ASA - ADR (Norway)	44,720	1,362,618
Talisman Energy, Inc. (Canada)	15,110	156,194
Total S.A. (France)[1]	21,740	1,555,368

		46,660,916

Total Energy		78,627,521

Financials - 5.2%
Banks - 0.9%
Citigroup, Inc.	51,690	2,476,468
Hong Leong Financial Group Berhad (Malaysia)[1]	46,530	218,287
HSBC Holdings plc (United Kingdom)[1]	734,470	7,504,497
ICICI Bank Ltd. - ADR (India)	6,970	297,410
Shinhan Financial Group Co. Ltd. (South Korea)[1]	10,860	474,022
U.S. Bancorp	47,650	1,943,167
Wells Fargo & Co.	42,050	2,087,362

		15,001,213

Capital Markets - 0.2%
American Capital Ltd.*	20,290	304,147
Ares Capital Corp.	17,970	308,545
Hercules Technology Growth Capital, Inc.	20,120	275,242
KCAP Financial, Inc.	39,750	316,807
MCG Capital Corp.	68,990	231,806
OSK Holdings Berhad (Malaysia)[1]	109,600	55,739
PennantPark Investment Corp.	28,360	303,452
TCP Capital Corp.	18,500	299,515
Triangle Capital Corp.	11,720	305,540

		2,400,793

Diversified Financial Services - 0.3%
Berkshire Hathaway, Inc. - Class B*	620	79,887
JSE Ltd. (South Africa)[1]	40,430	370,847
McGraw Hill Financial, Inc.	57,780	4,271,675

		4,722,409

Insurance - 0.2%
Admiral Group plc (United Kingdom)[1]	108,420	2,560,385
Brasil Insurance Participacoes e
Administracao S.A. (Brazil)	21,600	96,678

		2,657,063

Real Estate Investment Trusts (REITS) - 3.3%
Agree Realty Corp.	26,060	778,412
Alexandria Real Estate Equities, Inc.	36,360	2,684,095
American Campus Communities, Inc.	19,980	763,236

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2014

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
AmREIT, Inc	31,870	$530,954
Apartment Investment & Management Co. - Class A	24,230	747,011
Associated Estates Realty Corp.	42,460	712,479
AvalonBay Communities, Inc.	4,800	655,440
BioMed Realty Trust, Inc.	124,250	2,596,825
Boston Properties, Inc.	4,520	529,473
Camden Property Trust	9,390	643,121
CBL & Associates Properties, Inc.	63,890	1,160,881
Chesapeake Lodging Trust	29,450	794,856
CoreSite Realty Corp.	22,200	675,324
Corporate Office Properties Trust	77,590	2,075,533
Crown Castle International Corp.	5,410	393,469
CubeSmart	23,460	436,356
DDR Corp.	22,130	379,972
Digital Realty Trust, Inc.	42,680	2,279,112
DuPont Fabros Technology, Inc.	83,670	2,027,324
Education Realty Trust, Inc.	59,950	611,490
Equity Lifestyle Properties, Inc.	15,120	633,075
Equity Residential	11,680	694,259
Essex Property Trust, Inc.	3,630	628,934
Extra Space Storage, Inc.	7,170	375,206
General Growth Properties, Inc.	44,950	1,032,501
Glimcher Realty Trust	42,700	435,113
HCP, Inc.	39,050	1,634,633
Health Care REIT, Inc.	12,730	803,136
Healthcare Trust of America, Inc.*	83,890	980,674
Home Properties, Inc.	7,980	491,568
Host Hotels & Resorts, Inc.	42,620	914,199
Kimco Realty Corp.	54,650	1,252,578
Kite Realty Group Trust	133,990	830,738
Lexington Realty Trust	70,970	763,637
Mack-Cali Realty Corp.	44,420	904,835
Mid-America Apartment Communities, Inc.	15,860	1,104,649
Pebblebrook Hotel Trust	26,300	905,772
Physicians Realty Trust	23,530	322,832
Plum Creek Timber Co., Inc.	11,250	490,500
Potlatch Corp.	1,970	75,313
Public Storage	4,740	831,917
Rayonier, Inc.	1,730	78,023
Retail Properties of America, Inc. - Class A	29,050	415,996
Simon Property Group, Inc.	15,370	2,662,084
Sovran Self Storage, Inc.	11,120	844,008
Spirit Realty Capital, Inc.	34,980	376,735
UDR, Inc.	37,620	972,853
Ventas, Inc.	12,260	810,141
Westfield Group (Australia)[1]	152,170	1,552,778
Weyerhaeuser Co.	253,750	7,574,438

		52,868,488

Real Estate Management & Development - 0.3%
BR Malls Participacoes S.A. (Brazil)	15,400	133,159
Forest City Enterprises, Inc. - Class A*	20,780	392,950
General Shopping Brasil S.A. (Brazil)*	113,130	350,590
Realogy Holdings Corp.*	85,940	3,613,777

		4,490,476

Total Financials		82,140,442

Health Care - 3.8%
Biotechnology - 0.0%##
Green Cross Corp. (South Korea)[1]	4,640	573,463

Health Care Equipment & Supplies - 0.3%
Becton, Dickinson and Co.	40,490	4,576,585
Neogen Corp.*	3,720	155,403
Shandong Weigao Group Medical
Polymer Co. Ltd. - Class H (China)[1]	571,800	579,342

		5,311,330

Health Care Providers & Services - 0.3%
Brookdale Senior Living, Inc.*	2,770	88,197
Express Scripts Holding Co.*	56,300	3,748,454
KPJ Healthcare Berhad (Malaysia)[1]	4,500	4,466
Life Healthcare Group Holdings Ltd. (South Africa)[1]	91,730	364,769
Qualicorp S.A. (Brazil)*	36,020	353,779

		4,559,665

Health Care Technology - 0.6%
Cerner Corp.*	166,180	8,525,034

Pharmaceuticals - 2.6%
AbbVie, Inc.	22,570	1,175,446
AstraZeneca plc - ADR (United Kingdom)	19,330	1,528,037
Eli Lilly & Co.	18,120	1,070,892
GlaxoSmithKline plc - ADR (United Kingdom)	46,360	2,566,953
Johnson & Johnson	165,990	16,813,127
Merck & Co., Inc.	46,240	2,707,814
Novartis AG - ADR (Switzerland)	36,950	3,212,433
Pfizer, Inc.	117,980	3,690,414
Sanofi (France)[1]	16,350	1,764,487
Sanofi - ADR (France)	122,680	6,600,184

		41,129,787

Total Health Care		60,099,279

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2014

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials - 2.2%
Aerospace & Defense - 0.1%
The Boeing Co.	7,880	$1,016,678

Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	99,410	5,855,249

Airlines - 0.1%
Gol Linhas Aereas Inteligentes S.A. - ADR (Brazil)*	85,250	554,125
Latam Airlines Group S.A. - ADR (Chile)	24,755	379,494

		933,619

Commercial Services & Supplies - 0.1%
MiX Telematics Ltd. - ADR (South Africa)*	8,430	88,515
Waste Management, Inc.	30,620	1,361,059

		1,449,574

Electrical Equipment - 0.0%##
Polypore International, Inc.*	2,240	77,683

Industrial Conglomerates - 0.7%
3M Co.	11,810	1,642,653
General Electric Co.	280,820	7,551,250
Siemens AG - ADR (Germany)	13,050	1,720,381

		10,914,284

Machinery - 0.4%
AGCO Corp.	2,520	140,364
Caterpillar, Inc.	6,730	709,342
Deere & Co.	950	88,673
Donaldson Co., Inc.	15,730	662,076
FANUC Corp. (Japan)[1]	960	173,218
Joy Global, Inc.	60,380	3,645,745
Kennametal, Inc.	1,300	60,749
KUKA AG (Germany)[1]	3,450	176,877
Luxfer Holdings plc - ADR (United Kingdom)	2,280	45,030
Pall Corp.	2,710	228,047
Pentair Ltd. - ADR	3,540	262,987
Sany Heavy Equipment International Holdings Co. Ltd. (China)[1]	359,080	83,443
Westport Innovations, Inc. - ADR (Canada)*	5,320	69,798
Xylem, Inc.	5,970	224,412

		6,570,761

Marine - 0.0%##
Sinotrans Shipping Ltd. (China)[1]	1,084,740	313,826

Professional Services - 0.3%
Equifax, Inc.	62,070	4,395,177
SGS S.A. (Switzerland)[1]	30	74,943

		4,470,120

Road & Rail - 0.1%
Union Pacific Corp.	12,030	2,290,873

Trading Companies & Distributors - 0.0%##
Brenntag AG (Germany)[1]	950	172,093
Fastenal Co	3,040	152,243

		324,336

Total Industrials		34,217,003

Information Technology - 5.6%
Communications Equipment - 1.3%
Cisco Systems, Inc.	113,830	2,630,611
Juniper Networks, Inc.*	358,930	8,861,982
Palo Alto Networks, Inc.*	580	36,876
Qualcomm, Inc.	115,440	9,086,282

		20,615,751

Internet Software & Services - 0.8%
eBay, Inc.*	115,500	5,986,365
Google, Inc. - Class A*	6,090	3,257,419
Google, Inc. - Class C*	6,090	3,207,360
Mail.ru Group Ltd. - GDR (Russia)*[1]	3,900	106,223
Qihoo 360 Technology Co. Ltd. - ADR (China)*	3,340	281,829
Tencent Holdings Ltd. (China)[1]	3,400	214,064
Yandex N.V. - Class A - ADR (Russia)*	4,900	129,850
Youku Tudou, Inc. - ADR (China)*	8,130	181,218

		13,364,328

IT Services - 0.8%
InterXion Holding N.V. - ADR (Netherlands)*	8,470	218,949
MasterCard, Inc. - Class A	46,580	3,425,959
VeriFone Systems, Inc.*	129,950	4,345,528
Visa, Inc. - Class A	16,530	3,349,143
Xerox Corp.	113,440	1,371,490

		12,711,069

Semiconductors & Semiconductor Equipment - 0.2%
Intel Corp.	88,610	2,365,001
Samsung Electronics Co. Ltd. (South Korea)[1]	190	247,753

		2,612,754

Software - 0.7%
Aspen Technology, Inc.*	1,100	47,289
Aveva Group plc (United Kingdom)[1]	2,750	98,051

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2014

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)
Software (continued)
Check Point Software Technologies Ltd. (Israel)*	590	$37,795
Electronic Arts, Inc.*	215,540	6,099,782
Fortinet, Inc.*	1,720	37,806
Imperva, Inc.*	1,540	35,235
Microsoft Corp.	105,880	4,277,552
Totvs S.A. (Brazil)	11,000	180,509

		10,814,019

Technology Hardware, Storage & Peripherals - 1.8%
Apple, Inc.	21,800	12,863,962
EMC Corp.	603,690	15,575,202
Stratasys Ltd.*	640	61,997

		28,501,161

Total Information Technology		88,619,082

Materials - 2.0%
Chemicals - 1.1%
The Dow Chemical Co.	14,690	733,031
Monsanto Co.	59,020	6,533,514
The Mosaic Co.	148,020	7,406,921
Novozymes A/S - Class B (Denmark)[1]	1,700	81,507
Potash Corp. of Saskatchewan, Inc. (Canada)	16,570	599,171
Sociedad Quimica y Minera de Chile S.A. - ADR (Chile)	28,640	913,616
Syngenta AG (Switzerland)[1]	380	150,477
Umicore S.A. (Belgium)[1]	4,020	197,055
Yingde Gases Group Co. Ltd. (China)[1]	229,000	231,228

		16,846,520

Containers & Packaging - 0.0%##
MeadWestvaco Corp.	17,820	696,227

Metals & Mining - 0.8%
Alcoa, Inc.	886,070	11,935,363
Alumina Ltd. (Australia)*[1]	82,440	103,556
Impala Platinum Holdings Ltd. (South Africa)[1]	26,570	299,531
Norsk Hydro ASA (Norway)[1]	16,770	89,941
Stillwater Mining Co.*	12,860	202,931

		12,631,322

Paper & Forest Products - 0.1%
International Paper Co.	27,990	1,305,733

Total Materials		31,479,802

Telecommunication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Verizon Communications, Inc.	32,950	1,539,753

Wireless Telecommunication Services - 0.0%##
America Movil S.A.B. de C.V. - Class L - ADR (Mexico)	19,910	399,793
MTN Group Ltd. (South Africa)[1]	13,870	278,257

		678,050

Total Telecommunication Services		2,217,803

Utilities - 0.2%
Electric Utilities - 0.2%
Exelon Corp.	17,640	617,929
Northeast Utilities	22,540	1,065,240
Pinnacle West Capital Corp.	18,390	1,028,921

		2,712,090

Multi-Utilities - 0.0%##
CMS Energy Corp.	36,030	1,092,069

Total Utilities		3,804,159

TOTAL COMMON STOCKS
(Identified Cost $487,871,144)		568,730,182

PREFERRED STOCKS - 0.1%
Financials - 0.1%
Banks - 0.1%
U.S. Bancorp., Series F (non-cumulative), 6.50%[2]	45,425	1,310,511

Insurance - 0.0%##
Principal Financial Group, Inc., Series A (non-cumulative), 5.563%[2]	3,200	329,920

Real Estate Investment Trusts (REITS) - 0.0%##
Public Storage, Series Q, 6.50%	18,560	484,602

TOTAL PREFERRED STOCKS
(Identified Cost $1,930,846)		2,125,033

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2014

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT [3]	VALUE (NOTE 2)

CORPORATE BONDS - 31.8%

Convertible Corporate Bonds - 0.0%##
Financials - 0.0%##
Real Estate Investment Trusts (REITS) - 0.0%##
BioMed Realty LP4, 3.75%, 1/15/2030 (Identified Cost $476,625)	410,000	$501,737

Non-Convertible Corporate Bonds - 31.8%
Consumer Discretionary - 3.9%
Auto Components - 0.3%
Delphi Corp., 5.00%, 2/15/2023	1,570,000	1,664,200
Gestamp Funding Luxembourg S.A. (Spain)[4], 5.625%, 5/31/2020	640,000	660,000
Icahn Enterprises LP - Icahn Enterprises Finance Corp.[4], 3.50%, 3/15/2017	575,000	579,313
Icahn Enterprises LP - Icahn Enterprises Finance Corp.[4], 6.00%, 8/1/2020	830,000	875,650
Icahn Enterprises LP - Icahn Enterprises Finance Corp.[4], 5.875%, 2/1/2022	635,000	644,525

		4,423,688

Automobiles - 0.4%
Ford Motor Credit Co. LLC, 6.625%, 8/15/2017	500,000	578,280
Ford Motor Credit Co. LLC, 5.00%, 5/15/2018	3,030,000	3,363,854
Ford Motor Credit Co. LLC, 8.125%, 1/15/2020	1,825,000	2,320,931

		6,263,065

Diversified Consumer Services - 0.3%
Block Financial LLC, 5.50%, 11/1/2022 .	4,990,000	5,378,037

Hotels, Restaurants & Leisure - 0.5%
International Game Technology, 7.50%, 6/15/2019	6,375,000	7,522,443
NAI Entertainment Holdings - NAI Entertainment Holdings Finance Corp.[4], 5.00%, 8/1/2018	550,000	573,375
Royal Caribbean Cruises Ltd., 11.875%, 7/15/2015	500,000	561,250

		8,657,068

Household Durables - 0.5%
Brookfield Residential Properties, Inc. - Brookfield Residential US Corp. (Canada)[4], 6.125%, 7/1/2022	895,000	915,137
Newell Rubbermaid, Inc., 4.70%, 8/15/2020	1,400,000	1,495,456
NVR, Inc., 3.95%, 9/15/2022	1,070,000	1,068,621
Tupperware Brands Corp., 4.75%, 6/1/2021	4,105,000	4,340,598
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	625,000	625,000

		8,444,812

Media - 1.6%
British Sky Broadcasting Group plc (United Kingdom)[4], 9.50%, 11/15/2018	2,065,000	2,687,300
CCO Holdings LLC - CCO Holdings Capital Corp., 5.25%, 3/15/2021	875,000	891,406
Cogeco Cable, Inc. (Canada)[4], 4.875%, 5/1/2020	590,000	592,950
Columbus International, Inc. (Barbados)[4], 7.375%, 3/30/2021	570,000	595,650
Comcast Corp., 5.15%, 3/1/2020	500,000	569,018
DIRECTV Holdings LLC - DIRECTV Financing Co., Inc., 5.20%, 3/15/2020	3,140,000	3,467,662
DIRECTV Holdings LLC - DIRECTV Financing Co., Inc., 4.45%, 4/1/2024	1,100,000	1,115,995
Discovery Communications LLC, 5.05%, 6/1/2020	2,880,000	3,218,910
Numericable Group S.A. (France)[4], 6.00%, 5/15/2022	720,000	737,100
Sirius XM Holdings, Inc.[4], 4.25%, 5/15/2020	1,275,000	1,224,000
Time Warner, Inc., 4.875%, 3/15/2020	5,060,000	5,635,140
Time Warner, Inc., 4.75%, 3/29/2021	3,370,000	3,717,845
The Walt Disney Co., 2.75%, 8/16/2021	400,000	401,892

		24,854,868

Multiline Retail - 0.2%
Dollar General Corp., 1.875%, 4/15/2018	1,550,000	1,537,981
Macy’s Retail Holdings, Inc., 2.875%, 2/15/2023	1,575,000	1,492,204
Target Corp., 3.875%, 7/15/2020	535,000	574,710

		3,604,895

Textiles, Apparel & Luxury Goods - 0.1%
SIWF Merger Sub, Inc. - Springs
Industries, Inc.[4], 6.25%, 6/1/2021	555,000	577,200
VF Corp., 5.95%, 11/1/2017	485,000	556,783

		1,133,983

Total Consumer Discretionary		62,760,416

Consumer Staples - 0.6%
Beverages - 0.1%
Crestview DS Merger Sub II, Inc.[4],
10.00%, 9/1/2021	600,000	666,000
PepsiCo, Inc., 5.00%, 6/1/2018	110,000	123,942
Pernod-Ricard S.A. (France)[4], 5.75%, 4/7/2021	1,365,000	1,557,924

		2,347,866

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2014

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES		PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Staples (continued)
Food & Staples Retailing - 0.1%
KeHE Distributors LLC - KeHE Finance Corp.[4], 7.625%, 8/15/2021		560,000	$606,200
Shearer’s Foods LLC - Chip Finance Corp.[4], 9.00%, 11/1/2019		680,000	742,900

			1,349,100

Food Products - 0.1%
General Mills, Inc., 5.65%, 2/15/2019		375,000	433,713
Land O’ Lakes, Inc.[4], 6.00%, 11/15/2022.		465,000	494,063
Pinnacle Operating Corp.[4], 9.00%, 11/15/2020		555,000	596,625
Tyson Foods, Inc., 4.50%, 6/15/2022		455,000	481,617

			2,006,018

Household Products - 0.2%
Energizer Holdings, Inc., 4.70%, 5/19/2021		1,300,000	1,367,733
Harbinger Group, Inc., 7.875%, 7/15/2019		815,000	892,425
Harbinger Group, Inc., 7.75%, 1/15/2022		560,000	564,200

			2,824,358

Tobacco - 0.1%
Vector Group Ltd., 7.75%, 2/15/2021		775,000	829,250
Vector Group Ltd.[4], 7.75%, 2/15/2021		60,000	64,200

			893,450

Total Consumer Staples			9,420,792

Energy - 2.3%
Energy Equipment & Services - 0.9%
Baker Hughes, Inc., 7.50%, 11/15/2018		1,235,000	1,515,566
Calfrac Holdings LP (Canada)[4], 7.50%, 12/1/2020		970,000	1,025,775
Nabors Industries, Inc.[4], 2.35%, 9/15/2016		805,000	823,105
Parker Drilling Co.[4], 6.75%, 7/15/2022		855,000	884,925
PHI, Inc.[4], 5.25%, 3/15/2019		880,000	893,200
Schlumberger Oilfield plc[4], 4.20%, 1/15/2021		450,000	487,693
Shelf Drilling Holdings Ltd. (United Arab Emirates)[4], 8.625%, 11/1/2018		485,000	522,587
Weatherford International Ltd., 9.625%, 3/1/2019		6,350,000	8,331,854

			14,484,705

Oil, Gas & Consumable Fuels - 1.4%
Buckeye Partners LP, 4.15%, 7/1/2023 .		1,145,000	1,158,805
Chesapeake Energy Corp.[5], 3.479%, 4/15/2019		885,000	893,850
Chesapeake Oilfield Operating LLC - Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/2019		1,150,000	1,198,875
Crestwood Midstream Partners LP - Crestwood Midstream Finance Corp.[4], 6.125%, 3/1/2022		915,000	956,175
Denbury Resources, Inc., 5.50%, 5/1/2022		915,000	925,294
Energy XXI Gulf Coast, Inc.[4], 7.50%, 12/15/2021		860,000	909,450
FTS International, Inc.[4], 6.25%, 5/1/2022		610,000	617,625
Gazprom OAO Via Gaz Capital S.A. (Russia)[4], 9.25%, 4/23/2019		1,880,000	2,157,300
Jones Energy Holdings LLC - Jones Energy Finance Corp.[4], 6.75%, 4/1/2022		870,000	902,625
Lukoil International Finance B.V. (Russia)[4], 3.416%, 4/24/2018		1,500,000	1,410,375
Northern Tier Energy LLC - Northern Tier Finance Corp., 7.125%, 11/15/2020		885,000	949,163
PBF Holding Co. LLC - PBF Finance Corp., 8.25%, 2/15/2020		1,170,000	1,278,225
Petrobras Global Finance B.V. (Brazil)[5], 1.849%, 5/20/2016		4,115,000	4,089,281
Petroleos Mexicanos (Mexico), 8.00%, 5/3/2019		2,400,000	2,931,000
Sabine Pass Liquefaction LLC, 5.625%, 2/1/2021		1,125,000	1,161,563

			21,539,606

Total Energy			36,024,311

Financials - 18.1%
Banks - 4.6%
Bank of Montreal (Canada)[4], 2.625%, 1/25/2016		2,965,000	3,072,363
Bank of Montreal (Canada)[4], 1.95%, 1/30/2017		5,000,000	5,127,000
Barclays Bank plc (United Kingdom)[4], 10.179%, 6/12/2021		1,100,000	1,493,558
Barclays Bank plc (United Kingdom), 4.25%, 1/12/2022	GBP	380,000	694,308
BBVA Bancomer S.A. (Mexico)[4], 6.75%, 9/30/2022		1,460,000	1,627,900
BBVA US Senior S.A.U. (Spain), 4.664%, 10/9/2015		10,165,000	10,672,549
Canadian Imperial Bank of Commerce (Canada)[4], 2.75%, 1/27/2016		1,450,000	1,505,535
Commonwealth Bank of Australia (Australia), 5.75%, 1/25/2017	AUD	300,000	295,119
Cooperatieve Centrale Raiffeisen- Boerenleenbank B.A. (Netherlands)[5], 8.40%, 11/29/2049		1,100,000	1,249,050

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2014

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES		PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
HSBC Bank plc (United Kingdom)[4], 1.50%, 5/15/2018		2,115,000	$2,086,340
HSBC USA Capital Trust I (United Kingdom)[4], 7.808%, 12/15/2026		400,000	405,000
Intesa Sanpaolo S.p.A. (Italy), 3.125%, 1/15/2016		4,532,000	4,663,306
Intesa Sanpaolo S.p.A. (Italy), 2.375%, 1/13/2017		1,625,000	1,641,555
Intesa Sanpaolo S.p.A. (Italy), 3.875%, 1/15/2019		1,975,000	2,053,540
Lloyds Bank plc (United Kingdom)[4], 6.50%, 9/14/2020		3,200,000	3,687,555
Lloyds Bank plc (United Kingdom)[5], 9.875%, 12/16/2021		1,247,000	1,479,191
Manufacturers & Traders Trust Co., 6.625%, 12/4/2017		315,000	366,474
National City Corp., 6.875%, 5/15/2019		6,630,000	7,892,021
Royal Bank of Canada (Canada), 3.27%, 11/10/2014	CAD	225,000	207,366
Royal Bank of Canada (Canada), 3.18%, 3/16/2015	CAD	355,000	328,972
Royal Bank of Canada (Canada), 3.77%, 3/30/2018	CAD	340,000	330,632
Royal Bank of Scotland Group plc (United Kingdom), 5.00%, 10/1/2014		1,225,000	1,240,925
Royal Bank of Scotland Group plc (United Kingdom), 6.125%, 12/15/2022		610,000	649,262
The Royal Bank of Scotland plc (United Kingdom)[5], 1.173%, 3/31/2017		3,075,000	3,081,162
The Royal Bank of Scotland plc (United Kingdom)[5], 9.50%, 3/16/2022		555,000	649,350
Santander Holdings USA, Inc., 4.625%, 4/19/2016		220,000	235,324
Santander Holdings USA, Inc., 3.45%, 8/27/2018		1,600,000	1,671,010
The Toronto-Dominion Bank (Canada)[4], 1.625%, 9/14/2016		5,555,000	5,663,156
Wachovia Corp., 5.25%, 8/1/2014		4,450,000	4,501,166
Wells Fargo & Co., 1.50%, 1/16/2018		4,650,000	4,617,436
Westpac Banking Corp. (Australia), 5.75%, 2/6/2017	AUD	300,000	295,255

			73,483,380

Capital Markets - 3.5%
Credit Suisse AG (Switzerland)[4], 2.60%, 5/27/2016		6,145,000	6,376,003
Goldman Sachs Capital I, 6.345%, 2/15/2034		380,000	401,801
Goldman Sachs Capital II5, 4.00%, 6/1/2043		1,500,000	1,155,000
The Goldman Sachs Group, Inc., 3.625%, 2/7/2016		5,400,000	5,646,175
The Goldman Sachs Group, Inc., 5.95%, 1/18/2018		950,000	1,079,586
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018		2,110,000	2,417,621
The Goldman Sachs Group, Inc.[5], 1.324%, 11/15/2018		6,155,000	6,217,473
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020		6,125,000	6,873,083
The Goldman Sachs Group, Inc.[5], 1.833%, 11/29/2023		1,415,000	1,446,372
The Goldman Sachs Group, Inc., Series D, 6.00%, 6/15/2020		1,150,000	1,329,431
Morgan Stanley, 3.80%, 4/29/2016		5,405,000	5,687,433
Morgan Stanley, 2.125%, 4/25/2018		6,815,000	6,831,629
Morgan Stanley, 5.50%, 1/26/2020		2,650,000	3,001,854
Morgan Stanley, 5.75%, 1/25/2021		5,955,000	6,832,576
Scottrade Financial Services, Inc.[4], 6.125%, 7/11/2021		350,000	356,617

			55,652,654

Consumer Finance - 0.5%
Ally Financial, Inc., 6.75%, 12/1/2014		545,000	562,712
American Express Co.[5], 6.80%, 9/1/2066		1,890,000	2,086,182
Capital One Bank USA National Association, 2.15%, 11/21/2018		650,000	650,259
Caterpillar Financial Services Corp., 7.05%, 10/1/2018		770,000	932,432
CNG Holdings, Inc.[4], 9.375%, 5/15/2020		820,000	746,200
Discover Bank, 4.20%, 8/8/2023		1,120,000	1,163,711
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp., 7.375%, 10/1/2017		900,000	973,125
TMX Finance LLC - TitleMax Finance Corp.[4], 8.50%, 9/15/2018		525,000	559,125

			7,673,746

Diversified Financial Services - 4.4%
Bank of America Corp., 6.50%, 8/1/2016		2,000,000	2,231,144
Bank of America Corp., 5.75%, 8/15/2016		1,425,000	1,560,479
Bank of America Corp., 6.875%, 4/25/2018		7,420,000	8,741,539
Bank of America Corp., 7.625%, 6/1/2019		2,315,000	2,856,870
The Bear Stearns Companies LLC, 7.25%, 2/1/2018		1,775,000	2,111,098
Citigroup, Inc., 5.85%, 8/2/2016		2,200,000	2,422,545
Citigroup, Inc., 8.50%, 5/22/2019		3,709,000	4,725,522
CME Group, Inc., 3.00%, 9/15/2022		1,040,000	1,030,270

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2014

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Diversified Financial Services (continued)
General Electric Capital Corp., 5.625%, 5/1/2018	5,725,000	$6,561,686
General Electric Capital Corp., 5.30%, 2/11/2021	1,450,000	1,640,682
General Electric Capital Corp.[5], 0.603%, 5/5/2026	2,385,000	2,174,641
General Electric Capital Corp.[5], 7.125%, 12/29/2049	2,605,000	2,995,750
ING Bank N.V. (Netherlands)[4], 5.80%, 9/25/2023	2,200,000	2,412,036
Jefferies Finance LLC - JFIN Co-Issuer Corp.[4], 7.375%, 4/1/2020	790,000	827,525
Jefferies Finance LLC - JFIN Co-Issuer Corp.[4], 6.875%, 4/15/2022	590,000	590,000
Jefferies Group LLC, 5.125%, 4/13/2018	820,000	895,080
Jefferies Group LLC, 8.50%, 7/15/2019	3,980,000	4,904,156
Jefferies Group LLC, 6.875%, 4/15/2021	4,500,000	5,228,190
JPMorgan Chase & Co., 3.15%, 7/5/2016	4,300,000	4,495,904
JPMorgan Chase & Co., 1.625%, 5/15/2018	4,700,000	4,649,987
JPMorgan Chase & Co., 6.30%, 4/23/2019	500,000	591,281
JPMorgan Chase & Co., 4.95%, 3/25/2020	1,255,000	1,404,084
Voya Financial, Inc., 2.90%, 2/15/2018	3,065,000	3,162,504
Voya Financial, Inc., 5.50%, 7/15/2022	1,015,000	1,150,151

		69,363,124

Insurance - 2.7%
American International Group, Inc., 6.40%, 12/15/2020	800,000	965,680
American International Group, Inc., 4.875%, 6/1/2022	9,095,000	10,117,833
Fidelity National Financial, Inc., 6.60%, 5/15/2017	1,725,000	1,953,531
First American Financial Corp., 4.30%, 2/1/2023	1,145,000	1,128,722
Genworth Holdings, Inc., 7.70%, 6/15/2020	942,000	1,157,890
Genworth Holdings, Inc., 7.625%, 9/24/2021	10,245,000	12,801,660
Genworth Holdings, Inc.[5], 6.15%, 11/15/2066	3,500,000	3,272,500
The Hartford Financial Services Group, Inc., 5.125%, 4/15/2022	9,035,000	10,146,856
Prudential Financial, Inc.[5], 5.875%, 9/15/2042	1,680,000	1,768,200

		43,312,872

Real Estate Investment Trusts (REITS) - 2.3%
American Campus Communities Operating Partnership LP, 3.75%, 4/15/2023	860,000	830,270
American Tower Corp., 3.40%, 2/15/2019	5,090,000	5,248,416
American Tower Trust I4, 1.551%, 3/15/2018	985,000	965,266
BioMed Realty LP, 3.85%, 4/15/2016	115,000	120,957
Boston Properties LP, 5.875%, 10/15/2019	3,270,000	3,810,233
Camden Property Trust, 5.70%, 5/15/2017	2,270,000	2,551,634
Corrections Corp. of America, 4.125%, 4/1/2020	940,000	934,125
Digital Realty Trust LP, 5.875%, 2/1/2020	1,300,000	1,432,153
Digital Realty Trust LP, 5.25%, 3/15/2021	880,000	930,898
DuPont Fabros Technology LP, 5.875%, 9/15/2021	865,000	901,763
HCP, Inc., 6.70%, 1/30/2018	3,455,000	4,032,472
Health Care REIT, Inc., 6.20%, 6/1/2016	520,000	575,108
Health Care REIT, Inc., 4.95%, 1/15/2021	4,100,000	4,503,768
Mack-Cali Realty LP, 7.75%, 8/15/2019	370,000	441,205
Rialto Holdings LLC - Rialto Corp.[4], 7.00%, 12/1/2018	600,000	625,500
Simon Property Group LP, 10.35%, 4/1/2019	5,660,000	7,678,588
UDR, Inc., 4.625%, 1/10/2022	730,000	780,968

		36,363,324

Thrifts & Mortgage Finance - 0.1%
Prospect Holding Co. LLC - Prospect Holding Finance Co.[4], 10.25%, 10/1/2018	610,000	593,225
Provident Funding Associates LP - PFG Finance Corp.[4], 6.75%, 6/15/2021	555,000	567,487

		1,160,712

Total Financials		287,009,812

Health Care - 0.7%
Biotechnology - 0.4%

Amgen, Inc., 3.45%, 10/1/2020	5,750,000	5,960,611

Health Care Providers & Services - 0.3%
Express Scripts Holding Co., 4.75%, 11/15/2021.	1,250,000	1,370,131
Fresenius Medical Care US Finance, Inc. (Germany), 6.875%, 7/15/2017	225,000	254,250
Fresenius Medical Care US Finance, Inc. (Germany)[4], 6.50%, 9/15/2018	950,000	1,066,375

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2014

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Health Care (continued)
Health Care Providers & Services (continued)
Fresenius US Finance II, Inc. (Germany)[4], 9.00%, 7/15/2015	800,000	$872,000
HCA, Inc., 6.375%, 1/15/2015	545,000	562,712
Tenet Healthcare Corp., 8.125%, 4/1/2022	550,000	610,500
UnitedHealth Group, Inc., 2.75%, 2/15/2023	630,000	603,868

		5,339,836

Pharmaceuticals - 0.0%##
Novartis Securities Investment Ltd. (Switzerland), 5.125%, 2/10/2019	595,000	678,761

Total Health Care.		11,979,208

Industrials - 1.9%
Aerospace & Defense - 0.4%
Bombardier, Inc. (Canada)[4], 6.125%, 1/15/2023	930,000	950,925
DigitalGlobe, Inc., 5.25%, 2/1/2021	490,000	477,750
Erickson Air-Crane, Inc.[4], 8.25%, 5/1/2020	720,000	748,800
Honeywell International, Inc., 5.30%, 3/1/2018	405,000	460,325
Textron, Inc., 5.60%, 12/1/2017	3,150,000	3,545,580
Textron, Inc., 7.25%, 10/1/2019	350,000	425,055

		6,608,435

Air Freight & Logistics - 0.4%
FedEx Corp., 8.00%, 1/15/2019	4,690,000	5,865,628
Neovia Logistics Intermediate Holdings LLC - Logistics Intermediate Finance Corp.[4,6], 10.00%, 2/15/2018	500,000	513,125

		6,378,753

Airlines - 0.3%
American Airlines Pass-Through Trust, Series 2013-2, Class A4, 4.95%, 1/15/2023	2,731,677	2,929,724
Delta Air Lines Pass-Through Trust, Series 2010-1, Class B4, 6.375%, 1/2/2016	330,000	353,925
Delta Air Lines Pass-Through Trust, Series 2010-2, Class B, 6.75%, 11/23/2015	135,000	144,787
Southwest Airlines Co., 5.75%, 12/15/2016.	1,070,000	1,184,596
United Continental Holdings, Inc., 6.375%, 6/1/2018	565,000	608,787

		5,221,819

Commercial Services & Supplies - 0.1%
Modular Space Corp.[4], 10.25%, 1/31/2019	760,000	792,300

Construction & Engineering - 0.1%
Abengoa Finance S.A.U. (Spain)[4], 7.75%, 2/1/2020	750,000	823,125

Industrial Conglomerates - 0.0%##
General Electric Co., 5.25%, 12/6/2017	180,000	203,590

Machinery - 0.2%
CNH Capital LLC, 6.25%, 11/1/2016	835,000	914,325
Joy Global, Inc., 5.125%, 10/15/2021	480,000	512,939
SPL Logistics Escrow LLC - SPL Logistics Finance Corp.[4], 8.875%, 8/1/2020	905,000	1,006,813
Waterjet Holdings, Inc.[4], 7.625%, 2/1/2020	545,000	580,425

		3,014,502

Professional Services - 0.0%##
FTI Consulting, Inc., 6.00%, 11/15/2022	480,000	489,600

Road & Rail - 0.0%##
JB Hunt Transport Services, Inc., 3.375%, 9/15/2015	105,000	108,032
Union Pacific Corp., 5.65%, 5/1/2017	175,000	196,677

		304,709

Trading Companies & Distributors - 0.4%
Air Lease Corp., 4.50%, 1/15/2016	740,000	778,850
Air Lease Corp., 3.375%, 1/15/2019	1,910,000	1,948,200
Aircastle Ltd., 4.625%, 12/15/2018	600,000	614,250
Aviation Capital Group Corp.[4], 6.75%, 4/6/2021	750,000	838,750
Fly Leasing Ltd. (Ireland), 6.75%, 12/15/2020.	605,000	632,981
International Lease Finance Corp., 8.625%, 9/15/2015	500,000	548,750
Rexel S.A. (France)[4], 5.25%, 6/15/2020	790,000	813,700

		6,175,481

Total Industrials		30,012,314

Information Technology - 1.3%
Communications Equipment - 0.1%
Windstream Corp., 7.50%, 6/1/2022	915,000	976,763

Electronic Equipment, Instruments & Components - 0.2%
Corning, Inc., 6.625%, 5/15/2019	3,200,000	3,848,384

Internet Software & Services - 0.1%
Tencent Holdings, Ltd. (China)[4], 3.375%, 5/2/2019	1,465,000	1,472,650

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2014

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT [3]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Information Technology (continued)
IT Services - 0.2%
The Western Union Co., 5.253%, 4/1/2020	995,000	$1,085,600
Xerox Corp., 2.75%, 3/15/2019	2,845,000	2,887,681

		3,973,281

Semiconductors & Semiconductor Equipment - 0.2%
Magnachip Semiconductor Corp. (South Korea), 6.625%, 7/15/2021	755,000	749,337
Xilinx, Inc., 3.00%, 3/15/2021	2,195,000	2,204,744

		2,954,081

Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc., 2.40%, 5/3/2023	920,000	859,589
EMC Corp., 2.65%, 6/1/2020	2,515,000	2,534,599
Hewlett-Packard Co., 5.40%, 3/1/2017	850,000	945,659
Hewlett-Packard Co., 5.50%, 3/1/2018	330,000	373,581
Hewlett-Packard Co.[5], 1.167%, 1/14/2019	2,840,000	2,846,560

		7,559,988

Total Information Technology		20,785,147

Materials - 1.7%
Chemicals - 0.2%
The Mosaic Co., 4.25%, 11/15/2023	695,000	719,363
Nufarm Australia Ltd. (Australia)[4], 6.375%, 10/15/2019	590,000	609,175
Potash Corp. of Saskatchewan, Inc. (Canada), 6.50%, 5/15/2019	590,000	700,827

		2,029,365

Metals & Mining - 1.0%
ArcelorMittal (Luxembourg), 10.35%, 6/1/2019	660,000	833,250
BHP Billiton Finance (USA) Ltd. (Australia), 6.50%, 4/1/2019	1,535,000	1,851,359
Cliffs Natural Resources, Inc., 5.90%, 3/15/2020	1,215,000	1,274,236
Cliffs Natural Resources, Inc., 4.80%, 10/1/2020	600,000	592,474
Freeport-McMoRan Copper & Gold, Inc., 3.10%, 3/15/2020	80,000	79,233
MMC Finance Ltd. (Russia), 4.375%, 4/30/2018	400,000	392,000
Plains Exploration & Production Co., 6.125%, 6/15/2019	2,425,000	2,673,563
Plains Exploration & Production Co., 6.50%, 11/15/2020	4,130,000	4,558,488
Rio Tinto Finance USA Ltd. (United Kingdom), 3.75%, 9/20/2021	1,490,000	1,547,617
Rio Tinto Finance USA plc (United Kingdom), 1.375%, 6/17/2016	1,400,000	1,415,140
Teck Resources Ltd. (Canada), 3.00%, 3/1/2019	1,020,000	1,027,922

		16,245,282

Paper & Forest Products - 0.5%
International Paper Co., 9.375%, 5/15/2019	5,700,000	7,511,927
International Paper Co., 7.50%, 8/15/2021	620,000	781,816

		8,293,743

Total Materials		26,568,390

Telecommunication Services - 0.9%
Diversified Telecommunication Services - 0.2%
Telefonica Emisiones S.A.U. (Spain), 6.221%, 7/3/2017	2,550,000	2,898,756
Wireless Telecommunication Services - 0.7%
Altice Financing S.A. (Luxembourg)[4], 6.50%, 1/15/2022	875,000	916,563
America Movil S.A.B. de C.V. (Mexico), 5.00%, 3/30/2020	2,250,000	2,500,637
CPI International, Inc., 8.75%, 2/15/2018	505,000	528,987
Crown Castle Towers LLC[4], 6.113%, 1/15/2020	390,000	451,393
Crown Castle Towers LLC[4], 4.883%, 8/15/2020	224,000	248,370
Digicel Ltd. (Jamaica)[4], 6.00%, 4/15/2021	870,000	880,875
SBA Tower Trust[4], 5.101%, 4/17/2017	200,000	214,090
SBA Tower Trust[4], 2.933%, 12/15/2017	1,785,000	1,811,804
SBA Tower Trust[4], 3.598%, 4/15/2018	2,505,000	2,528,838
UPCB Finance VI Ltd. (Netherlands)[4], 6.875%, 1/15/2022	840,000	915,600

		10,997,157

Total Telecommunication Services		13,895,913

Utilities - 0.4%
Independent Power and Renewable Electricity Producers - 0.4%
Exelon Generation Co. LLC, 5.20%, 10/1/2019	5,000,000	5,603,115
NRG Energy, Inc.[4], 6.25%, 7/15/2022	875,000	904,531

Total Utilities		6,507,646

Total Non-Convertible Corporate Bonds
(Identified Cost $486,114,919)		504,963,949

TOTAL CORPORATE BONDS
(Identified Cost $486,591,544)		505,465,686

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2014

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT [3]	VALUE (NOTE 2)

U.S. TREASURY SECURITIES - 1.3%

U.S. Treasury Notes - 1.3%
U.S. Treasury Note, 0.25%, 10/31/2015 (Identified Cost $19,982,416)	20,000,000	$20,007,820

ASSET-BACKED SECURITIES - 0.3%

Americredit Automobile Receivables Trust, Series 2012-5, Class A3, 0.62%, 6/8/2017	1,225,000	1,225,877
Credit Acceptance Auto Loan Trust, Series 2012-1A, Class A4, 2.20%, 9/16/2019	2,560,000	2,576,737
FDIC Trust, Series 2011-R1, Class A4, 2.672%, 7/25/2026	977,166	1,006,760
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2[4], 5.29%, 3/25/2016	170,000	175,415
Hertz Vehicle Financing LLC, Series 2010-1A, Class A2[4], 3.74%, 2/25/2017	300,000	314,268

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $5,231,229)		5,299,057

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.8%

Americold LLC Trust, Series 2010-ARTA, Class A1[4], 3.847%, 1/14/2029	363,742	383,862
Banc of America Commercial Mortgage Trust, Series 2006-2, Class A4[5], 5.73%, 5/10/2045	100,000	107,915
Banc of America Commercial Mortgage Trust, Series 2006-4, Class A4, 5.634%, 7/10/2046	1,300,420	1,406,537
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR9, Class A4A, 4.871%, 9/11/2042	790,000	823,152
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW12, Class A4[5], 5.711%, 9/11/2038	595,000	645,567
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW13, Class A4, 5.54%, 9/11/2041	830,000	898,450
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T24, Class AM5, 5.568%, 10/12/2041	1,920,000	2,097,145
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class A2[4], 3.759%, 4/15/2044	660,000	689,177
Citigroup - Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4[5], 5.228%, 7/15/2044	408,155	426,772
Commercial Mortgage Pass-Through Certificates, Series 2010-C1, Class A1[4], 3.156%, 7/10/2046	225,515	230,923
Commercial Mortgage Trust, Series 2006-GG7, Class A4[5], 5.82%, 7/10/2038	429,676	465,511
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[4,5], 2.50%, 5/25/2043	2,380,557	2,178,121
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[4,5], 2.13%, 2/25/2043	2,102,574	1,903,137
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1[4], 3.742%, 11/10/2046.	806,531	843,073
Extended Stay America Trust, Series 2013-ESH7, Class A27[4], 2.958%, 12/5/2031	2,015,000	2,013,555
Fannie Mae Multifamily REMIC Trust, Series 2012-M13, Class ASQ2, 1.246%, 8/25/2017	1,521,989	1,522,944
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K009, Class X1 (IO)[5], 1.484%, 8/25/2020	25,937,173	1,831,216
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class X1 (IO)[5], 1.253%, 4/25/2021	2,992,011	215,179
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[5], 1.571%, 10/25/2021	7,203,777	678,293
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class X1 (IO)[5], 1.441%, 12/25/2021	9,205,132	791,632
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[5], 1.51%, 6/25/2022	16,380,011	1,587,829
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[5], 0.228%, 4/25/2023	81,585,825	1,399,115
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class X1 (IO)[5], 0.125%, 5/25/2023	51,098,911	507,821
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K706, Class X1 (IO)[5], 1.589%, 10/25/2018	11,194,216	698,866
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K-P01, Class A2, 1.72%, 1/25/2019	1,770,000	1,766,120
FREMF Mortgage Trust, Series 2011-K701, Class B4,5, 4.286%, 7/25/2048	875,000	925,136
FREMF Mortgage Trust, Series 2011-K702, Class B4,5, 4.77%, 4/25/2044	1,250,000	1,345,668
FREMF Mortgage Trust, Series 2013-K28, Class X2A (IO)[4], 0.10%, 6/25/2046	218,698,897	1,520,641
FREMF Mortgage Trust, Series 2013-K502, Class B4,5, 2.728%, 3/25/2045	1,725,000	1,716,441

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2014

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES		PRINCIPAL AMOUNT [3]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

GS Mortgage Securities Corp. II, Series 2010-C2, Class A1[4], 3.849%, 12/10/2043		1,044,909	$1,099,484
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class A4[5], 5.244%, 1/12/2043		1,210,000	1,277,185
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class AM5, 5.285%, 1/12/2043		535,000	567,298
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP5, Class A4[5], 5.237%, 12/15/2044		325,000	342,221
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A4[5], 5.863%, 4/15/2045		1,075,000	1,167,674
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[4,5], 3.00%, 3/25/2043		1,825,851	1,717,299
JP Morgan Mortgage Trust, Series 2013-2, Class A2[4,5], 3.50%, 5/25/2043		2,211,273	2,194,739
LSTAR Commercial Mortgage Trust, Series 2011-1, Class A4, 3.913%, 6/25/2043		126,133	127,016
Morgan Stanley Capital I Trust, Series 2005-IQ10, Class A4A5, 5.23%, 9/15/2042		569,771	592,850
Morgan Stanley Capital I Trust, Series 2011-C1, Class A2[4], 3.884%, 9/15/2047		700,000	729,862
Motel 6 Trust, Series 2012-MTL6, Class A2[4], 1.948%, 10/5/2025		1,275,000	1,270,529
Resource Capital Corp., Series 2013-CRE1, Class A (Cayman Islands)[4,5], 1.451%, 12/15/2028		1,350,000	1,350,000
SCG Trust, Series 2013-SRP1, Class AJ4,5, 2.101%, 11/15/2026		4,050,000	4,051,774
Sequoia Mortgage Trust, Series 2013-2, Class A1[5], 1.874%, 2/25/2043		1,640,471	1,415,726
Sequoia Mortgage Trust, Series 2013-7, Class A2[5], 3.00%, 6/25/2043		1,522,915	1,432,087
Sequoia Mortgage Trust, Series 2013-8, Class A1[5], 3.00%, 6/25/2043		2,059,177	1,942,035
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX4, 4.004%, 9/13/2028		155,000	164,811
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4[5], 5.239%, 10/15/2044		84,156	88,332
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class AM5, 5.33%, 12/15/2044		1,250,000	1,325,361
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3[5], 6.011%, 6/15/2045		955,000	1,039,578
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[4], 4.393%, 11/15/2043		265,000	287,758
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2[4], 3.791%, 2/15/2044		1,470,000	1,535,131
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A4[4,5], 4.869%, 2/15/2044		1,225,000	1,361,199
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class A2, 2.029%, 3/15/2045		1,815,000	1,828,903

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $61,386,874)			60,528,650

FOREIGN GOVERNMENT BONDS - 2.6%

Bonos de la Tesoreria de la Republicaen pesos (Chile), 6.00%, 1/1/2018	CLP	330,000,000	627,397
Brazil Notas do Tesouro Nacional (Brazil), 10.00%, 1/1/2019	BRL	1,250,000	534,129
Brazilian Government Bond (Brazil), 8.875%, 10/14/2019		600,000	781,500
Canada Housing Trust No. 1 (Canada)[4], 4.10%, 12/15/2018	CAD	295,000	295,606
Canadian Government Bond (Canada), 1.50%, 9/1/2017	CAD	500,000	458,788
Ireland Government Bond (Ireland), 5.00%, 10/18/2020	EUR	230,000	379,730
Ireland Government Bond (Ireland), 5.40%, 3/13/2025	EUR	230,000	389,108
Italy Buoni Poliennali Del Tesoro (Italy), 2.25%, 5/15/2016	EUR	130,000	185,443
Italy Buoni Poliennali Del Tesoro (Italy), 5.50%, 9/1/2022	EUR	480,000	799,312
Italy Buoni Poliennali Del Tesoro (Italy), 5.50%, 11/1/2022	EUR	565,000	940,292
Italy Buoni Poliennali Del Tesoro (Italy), 4.50%, 5/1/2023	EUR	480,000	748,209
Italy Buoni Poliennali Del Tesoro (Italy)[4], 5.00%, 3/1/2025	EUR	375,000	602,983
Japan Government Five Year Bond (Japan), 0.30%, 12/20/2016	JPY	77,000,000	756,985
Korea Treasury Bond (South Korea), 4.50%, 3/10/2015	KRW	720,000,000	707,432
Korea Treasury Bond (South Korea), 2.75%, 6/10/2016	KRW	370,000,000	357,572
Malaysia Government Bond (Malaysia), 3.434%, 8/15/2014	MYR	1,170,000	358,771
Malaysia Government Bond (Malaysia), 4.262%, 9/15/2016	MYR	1,775,000	555,132
Mexican Government Bond (Mexico), 8.00%, 12/17/2015	MXN	12,329,000	1,001,932
Mexican Government Bond (Mexico), 7.25%, 12/15/2016	MXN	4,560,000	373,961
Mexican Government Bond (Mexico), 5.00%, 6/15/2017	MXN	7,000,000	544,745

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2014

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES		PRINCIPAL AMOUNT [3]	VALUE (NOTE 2)

FOREIGN GOVERNMENT BONDS (continued)

Mexican Government Bond (Mexico), 8.00%, 6/11/2020	MXN	2,000,000	$172,194
Mexican Government Bond (Mexico), 6.50%, 6/10/2021	MXN	3,000,000	239,203
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	MXN	5,500,000	433,696
Mexican Government Bond (Mexico), 7.75%, 5/29/2031	MXN	2,000,000	164,656
Portugal Obrigacoes do Tesouro OT (Portugal)[4], 4.20%, 10/15/2016	EUR	190,000	281,434
Portugal Obrigacoes do Tesouro OT (Portugal)[4], 4.80%, 6/15/2020	EUR	135,000	207,738
Portugal Obrigacoes do Tesouro OT (Portugal)[4], 4.95%, 10/25/2023	EUR	140,000	215,570
Province of Manitoba Canada, Series FH (Canada), 4.90%, 12/6/2016		1,620,000	1,788,512
Province of New Brunswick Canada (Canada), 5.20%, 2/21/2017		3,500,000	3,905,475
Province of Nova Scotia Canada (Canada), 5.125%, 1/26/2017		1,250,000	1,389,100
Province of Ontario Canada (Canada), 2.30%, 5/10/2016		7,315,000	7,565,027
Province of Quebec Canada (Canada), 5.125%, 11/14/2016		6,600,000	7,305,738
Russian Foreign Bond - Eurobond (Russia)[4], 5.00%, 4/29/2020		1,000,000	1,010,000
Singapore Government Bond (Singapore), 2.50%, 6/1/2019	SGD	650,000	544,818
Spain Government Bond (Spain), 3.30%, 7/30/2016	EUR	140,000	204,758
Spain Government Bond (Spain), 4.50%, 1/31/2018	EUR	250,000	386,574
Spain Government Bond (Spain), 4.00%, 4/30/2020	EUR	390,000	602,996
Spain Government Bond (Spain)[4], 5.40%, 1/31/2023	EUR	575,000	956,241
Spain Government Bond (Spain), 4.80%, 1/31/2024	EUR	490,000	783,763
Spain Government Bond (Spain), 4.65%, 7/30/2025	EUR	110,000	173,358
United Kingdom Gilt (United Kingdom), 1.00%, 9/7/2017	GBP	290,000	483,870
United Kingdom Gilt (United Kingdom), 5.00%, 3/7/2018	GBP	365,000	697,012

TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $39,358,755)			40,910,760

MUNICIPAL BONDS - 0.1%

Puerto Rico Sales Tax Financing Corp., Series A, Revenue Bond, 5.50%, 8/1/2022		500,000	460,885
Puerto Rico Sales Tax Financing Corp., Series A, Revenue Bond, 5.50%, 8/1/2023		2,215,000	2,005,239

TOTAL MUNICIPAL BONDS
(Identified Cost $2,467,835)			2,466,124

U.S. GOVERNMENT AGENCIES - 20.4%

Mortgage-Backed Securities - 7.7%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021		1,127,260	1,229,912
Fannie Mae, Pool #995233, 5.50%, 10/1/2021		101,894	111,097
Fannie Mae, Pool #888017, 6.00%, 11/1/2021		132,411	144,801
Fannie Mae, Pool #995329, 5.50%, 12/1/2021		745,756	813,590
Fannie Mae, Pool #888136, 6.00%, 12/1/2021		168,155	182,849
Fannie Mae, Pool #888815, 4.50%, 11/1/2022		122,225	130,020
Fannie Mae, Pool #888810, 5.50%, 11/1/2022		1,258,989	1,373,210
Fannie Mae, Pool #AA1563, 4.50%, 2/1/2024		96,179	103,038
Fannie Mae, Pool #AC1557, 4.50%, 9/1/2024		276,656	296,487
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024		100,111	109,239
Fannie Mae, Pool #AO6562, 3.00%, 6/1/2027		275,462	284,561
Fannie Mae, Pool #AP0000, 3.50%, 7/1/2027		629,592	663,381
Fannie Mae, Pool #AP7539, 3.00%, 9/1/2027		1,594,537	1,647,205
Fannie Mae, Pool #AB6580, 3.00%, 10/1/2027		428,186	442,317
Fannie Mae, Pool #AQ4426, 3.00%, 11/1/2027		521,374	538,605
Fannie Mae, Pool #AQ5073, 3.00%, 12/1/2027		153,545	158,749
Fannie Mae, Pool #AQ5190, 3.00%, 12/1/2027		168,069	173,580
Fannie Mae, Pool #AR4926, 3.00%, 1/1/2028		549,370	567,901
Fannie Mae, Pool #AR5885, 3.00%, 1/1/2028		156,075	161,327
Fannie Mae, Pool #AB7722, 3.50%, 1/1/2028		435,603	459,047

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2014

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT [3]	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #AR1092, 3.00%, 2/1/2028	349,652	$361,451
Fannie Mae, Pool #AR5986, 3.00%, 2/1/2028	159,912	165,333
Fannie Mae, Pool #AB8457, 3.50%, 2/1/2028	760,727	801,631
Fannie Mae, Pool #AB8601, 3.00%, 3/1/2028	544,245	562,602
Fannie Mae, Pool #AR6001, 3.00%, 3/1/2028	159,833	165,252
Fannie Mae, Pool #AR6002, 3.00%, 3/1/2028	265,920	274,894
Fannie Mae, Pool #AR8950, 3.00%, 3/1/2028	392,770	406,025
Fannie Mae, Pool #AT3152, 3.00%, 4/1/2028	621,877	642,855
Fannie Mae, Pool #MA1405, 3.00%, 4/1/2028	200,193	206,945
Fannie Mae, Pool #MA1423, 3.50%, 4/1/2028	175,288	184,723
Fannie Mae, Pool #AB9483, 2.50%, 5/1/2028	3,212,714	3,235,729
Fannie Mae, Pool #AT8568, 2.50%, 5/1/2028	2,861,161	2,881,658
Fannie Mae, Pool #AT2899, 3.00%, 5/1/2028	307,136	317,495
Fannie Mae, Pool #AT8059, 2.50%, 7/1/2028	2,033,934	2,048,505
Fannie Mae, Pool #AU1270, 2.50%, 7/1/2028	1,237,728	1,246,594
Fannie Mae, Pool #AU1783, 2.50%, 8/1/2028	1,326,254	1,335,755
Fannie Mae, Pool #AS0945, 2.50%, 11/1/2028	1,644,392	1,656,409
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034	1,669,868	1,806,472
Fannie Mae, Pool #MA1903, 4.50%, 5/1/2034	1,753,535	1,896,974
Fannie Mae, Pool #745147, 4.50%, 12/1/2035	85,970	92,364
Fannie Mae, Pool #745418, 5.50%, 4/1/2036	1,532,292	1,700,730
Fannie Mae, Pool #886904, 6.50%, 9/1/2036	218,158	250,624
Fannie Mae, Pool #888021, 6.00%, 12/1/2036	504,695	565,609
Fannie Mae, Pool #909786, 5.50%, 3/1/2037	545,740	602,944
Fannie Mae, Pool #918516, 5.50%, 6/1/2037	249,574	275,362
Fannie Mae, Pool #995050, 6.00%, 9/1/2037	655,941	735,083
Fannie Mae, Pool #AB8161, 6.00%, 12/1/2037	2,166,349	2,430,873
Fannie Mae, Pool #933521, 5.00%, 1/1/2038	63,252	69,206
Fannie Mae, Pool #972107, 5.00%, 2/1/2038	120,740	132,106
Fannie Mae, Pool #889260, 5.00%, 4/1/2038	71,691	78,539
Fannie Mae, Pool #933731, 5.50%, 4/1/2038	1,409,602	1,558,393
Fannie Mae, Pool #889576, 6.00%, 4/1/2038	1,355,270	1,514,892
Fannie Mae, Pool #912948, 5.00%, 5/1/2038	148,402	162,372
Fannie Mae, Pool #975840, 5.00%, 5/1/2038	146,227	161,621
Fannie Mae, Pool #889624, 5.50%, 5/1/2038	1,543,812	1,703,847
Fannie Mae, Pool #889579, 6.00%, 5/1/2038	1,381,877	1,545,191
Fannie Mae, Pool #995196, 6.00%, 7/1/2038	2,234,251	2,505,058
Fannie Mae, Pool #AD0119, 6.00%, 7/1/2038	1,052,302	1,172,576
Fannie Mae, Pool #986458, 6.00%, 8/1/2038	31,872	35,515
Fannie Mae, Pool #987831, 6.00%, 9/1/2038	120,137	133,868
Fannie Mae, Pool #990897, 6.00%, 9/1/2038	243,674	271,525
Fannie Mae, Pool #AD0220, 6.00%, 10/1/2038	255,003	285,606
Fannie Mae, Pool #993920, 6.00%, 11/1/2038	129,509	144,413
Fannie Mae, Pool #257497, 6.00%, 12/1/2038	82,926	92,445
Fannie Mae, Pool #AA0675, 6.00%, 12/1/2038	63,745	71,042
Fannie Mae, Pool #971022, 5.00%, 1/1/2039	138,495	151,632
Fannie Mae, Pool #AA1810, 5.00%, 1/1/2039	167,099	182,829
Fannie Mae, Pool #AD0307, 5.50%, 1/1/2039	1,590,818	1,756,276
Fannie Mae, Pool #988811, 6.00%, 1/1/2039	121,380	135,254
Fannie Mae, Pool #983686, 5.00%, 2/1/2039	208,272	229,077

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2014

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT [3]	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #AA7681, 4.50%, 6/1/2039	2,056,674	$2,209,374
Fannie Mae, Pool #AD0527, 5.50%, 6/1/2039	573,371	633,354
Fannie Mae, Pool #AE0604, 6.00%, 7/1/2039	1,969,493	2,212,461
Fannie Mae, Pool #AA6788, 6.00%, 8/1/2039	351,705	394,643
Fannie Mae, Pool #AC0463, 5.00%, 11/1/2039	202,246	221,932
Fannie Mae, Pool #AC5111, 5.00%, 11/1/2039	363,706	399,185
Fannie Mae, Pool #MA0258, 4.50%, 12/1/2039	2,928,971	3,147,410
Fannie Mae, Pool #MA0259, 5.00%, 12/1/2039	161,619	177,202
Fannie Mae, Pool #AC8573, 5.00%, 1/1/2040	284,570	312,067
Fannie Mae, Pool #AL1595, 6.00%, 1/1/2040	2,613,340	2,913,768
Fannie Mae, Pool #AE0061, 6.00%, 2/1/2040	793,478	884,404
Fannie Mae, Pool #AL0152, 6.00%, 6/1/2040	3,296,584	3,677,413
Fannie Mae, Pool #AL2581, 6.00%, 6/1/2040	1,910,391	2,140,512
Fannie Mae, Pool #890519, 6.00%, 10/1/2040	4,636,303	5,184,236
Fannie Mae, Pool #AE0951, 4.50%, 2/1/2041	1,811,046	1,946,117
Fannie Mae, Pool #AH9054, 4.50%, 4/1/2041	764,471	821,763
Fannie Mae, Pool #AI2468, 4.50%, 5/1/2041	551,904	593,166
Fannie Mae, Pool #AL0160, 4.50%, 5/1/2041	1,840,484	1,983,702
Fannie Mae, Pool #AJ1415, 4.50%, 9/1/2041	468,429	503,080
Fannie Mae, Pool #AL3454, 3.00%, 4/1/2043	1,997,113	1,956,005
Fannie Mae, Pool #AT3045, 3.00%, 4/1/2043	464,132	454,575
Fannie Mae, Pool #AB9782, 3.00%, 7/1/2043	1,071,983	1,049,285
Fannie Mae, Pool #MA1489, 3.00%, 7/1/2043	975,739	951,813
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	431,128	461,787
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	163,052	179,158
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	120,329	132,232
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	162,707	178,667
Freddie Mac, Pool #E09019, 3.00%, 12/1/2027	382,287	394,121
Freddie Mac, Pool #E09022, 3.00%, 1/1/2028	195,771	201,852
Freddie Mac, Pool #J22551, 3.00%, 1/1/2028	387,988	399,999
Freddie Mac, Pool #J22427, 3.00%, 2/1/2028	303,475	312,962
Freddie Mac, Pool #G14708, 3.50%, 2/1/2028	467,706	491,352
Freddie Mac, Pool #J23444, 3.00%, 4/1/2028	190,112	196,110
Freddie Mac, Pool #C91746, 4.50%, 12/1/2033	313,201	340,032
Freddie Mac, Pool #C91754, 4.50%, 2/1/2034	2,159,373	2,344,833
Freddie Mac, Pool #C91754, 4.50%, 4/1/2034	2,799,443	3,039,969
Freddie Mac, Pool #G08216, 5.50%, 8/1/2037	941,058	1,035,057
Freddie Mac, Pool #G03332, 6.00%, 10/1/2037	106,320	118,260
Freddie Mac, Pool #G03696, 5.50%, 1/1/2038	414,501	455,904
Freddie Mac, Pool #G03926, 6.00%, 2/1/2038	1,536,809	1,710,949
Freddie Mac, Pool #G04264, 5.50%, 4/1/2038	1,777,021	1,954,974
Freddie Mac, Pool #G04731, 5.50%, 4/1/2038	963,147	1,059,377
Freddie Mac, Pool #G04176, 5.50%, 5/1/2038	440,320	484,475
Freddie Mac, Pool #A78227, 5.50%, 6/1/2038	405,176	445,668
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038	1,078,558	1,186,292
Freddie Mac, Pool #G04471, 5.50%, 7/1/2038	155,732	171,328
Freddie Mac, Pool #G04776, 5.50%, 7/1/2038	1,131,790	1,244,841
Freddie Mac, Pool #G05956, 5.50%, 7/1/2038	1,471,528	1,618,528
Freddie Mac, Pool #G05671, 5.50%, 8/1/2038	736,428	810,026
Freddie Mac, Pool #G05196, 5.50%, 10/1/2038	1,488,707	1,637,913

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2014

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT 3/ SHARES	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #G05409, 5.50%, 3/1/2039	1,310,923	$1,442,096
Freddie Mac, Pool #A86522, 4.50%, 5/1/2039	2,826,168	3,038,188
Freddie Mac, Pool #G06021, 5.50%, 1/1/2040	928,626	1,021,774
Freddie Mac, Pool #G05923, 5.50%, 2/1/2040	768,578	845,705
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	328,100	364,706
Freddie Mac, Pool #G05906, 6.00%, 4/1/2040	190,747	212,397
Freddie Mac, Pool #G07104, 5.50%, 5/1/2040	772,612	855,362
Freddie Mac, Pool #G06789, 6.00%, 5/1/2040	928,861	1,034,376
Freddie Mac, Pool #C09026, 2.50%, 2/1/2043	2,022,457	1,886,622
Freddie Mac, Pool #V80002, 2.50%, 4/1/2043	2,508,199	2,339,640
Freddie Mac, Pool #Q19115, 3.00%, 6/1/2043	1,049,277	1,026,732
Ginnie Mae, Pool #671161, 5.50%, 11/15/2037	104,926	116,595

Total Mortgage-Backed Securities
(Identified Cost $120,339,918)		122,093,416

Other Agencies - 12.7%
Fannie Mae, 2.375%, 7/28/2015	11,500,000	11,813,202
Fannie Mae, 0.50%, 9/28/2015	23,000,000	23,078,752
Fannie Mae, 0.375%, 12/21/2015	14,000,000	14,018,312
Fannie Mae, 1.375%, 11/15/2016	20,000,000	20,334,540
Fannie Mae, 0.875%, 8/28/2017	31,000,000	30,778,970
Federal Home Loan Banks, Series 1, 0.875%, 5/24/2017	15,000,000	14,977,740
Freddie Mac, 0.50%, 5/13/2016	7,000,000	7,007,420
Freddie Mac, 2.00%, 8/25/2016	21,500,000	22,206,447
Freddie Mac, 0.875%, 2/22/2017	15,000,000	15,009,060
Freddie Mac, 1.25%, 5/12/2017	18,000,000	18,179,046
Freddie Mac, 2.375%, 1/13/2022	24,584,000	24,212,118

Total Other Agencies
(Identified Cost $201,670,635)		201,615,607

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $322,010,553)		323,709,023

SHORT-TERM INVESTMENT - 2.3%

Dreyfus Cash Management, Inc. - Institutional Shares[7], 0.03%,
(Identified Cost $36,764,709)	36,764,709	36,764,709

TOTAL INVESTMENTS - 98.5%
(Identified Cost $1,463,595,905)		1,566,007,044
OTHER ASSETS, LESS LIABILITIES - 1.5%		23,362,930

NET ASSETS - 100%		$1,589,369,974

ADR - American Depositary Receipt

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CLP - Chilean Peso

EUR - Euro

GBP - British Pound

GDR - Global Depository Receipt

IO - Interest only

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

SGD - Singapore Dollar

##Less than 0.1%.

*Non-income producing security.

1 A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2 The rate shown is a fixed rate as of April 30, 2014; the rate becomes floating, based on LIBOR plus a spread, at dates ranging from 2015 to 2022.

3 Amount is stated in USD unless otherwise noted.

4 Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid. These securities amount to $127,296,039 or 8.0%, of the Series’ net assets as of April 30, 2014 (see Note 2 to the financial statements).

5 The coupon rate is floating and is the effective rate as of April 30, 2014.

6 Represents a Payment-In-Kind bond.

7 Rate shown is the current yield as of April 30, 2014.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Conservative Term Series

April 30, 2014 (unaudited)

ASSETS:

Investments, at value (identified cost $1,463,595,905) (Note 2)	$1,566,007,044
Cash	4,820,358
Receivable for securities sold	11,633,740
Interest receivable	8,149,616
Receivable for fund shares sold	6,805,929
Dividends receivable	391,371
Foreign tax reclaims receivable	195,630
Prepaid and other expenses	15,356

TOTAL ASSETS	1,598,019,044

LIABILITIES:

Accrued foreign capital gains tax (Note 2)	213
Accrued management fees (Note 3)	770,335
Accrued shareholder services fees (Class S) (Note 3)	174,026
Accrued distribution and service (Rule 12b-1) fees (Class C) (Class R) (Note 3)	119,826
Accrued fund accounting and administration fees (Note 3)	72,769
Accrued transfer agent fees (Note 3)	54,980
Payable for securities purchased	5,595,279
Payable for fund shares repurchased	1,732,616
Other payables and accrued expenses	129,026

TOTAL LIABILITIES	8,649,070

TOTAL NET ASSETS	$1,589,369,974

NET ASSETS CONSIST OF:

Capital stock	$1,234,292
Additional paid-in-capital	1,442,769,308
Undistributed net investment income	7,947,924
Accumulated net realized gain on investments, foreign currency and translation of other assets and liabilities	35,000,320
Net unrealized appreciation on investments (net of foreign capital gains tax of $213), foreign currency and translation of other assets and liabilities	102,418,130

TOTAL NET ASSETS	$1,589,369,974

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Conservative Term Series

April 30, 2014 (unaudited)

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($1,077,860,500/ 76,794,520 shares)	$14.04

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($334,442,155/ 30,097,551 shares)	$11.11

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class C ($119,691,644/ 11,178,049 shares)	$10.71

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class R ($57,375,675/ 5,359,039 shares)	$10.71

The accompanying notes are an integral part of the financial statements.

Statement of Operations - Pro-Blend® Conservative Term Series

For the Six Months Ended April 30, 2014 (unaudited)

INVESTMENT INCOME:

Interest	$13,608,498
Dividends (net of foreign taxes withheld, $148,732)	5,364,458

Total Investment Income	18,972,956

EXPENSES:

Management fees (Note 3)	4,525,091
Shareholder services fees (Class S) (Note 3)	1,031,885
Distribution and service (Rule 12b-1) fees (Class C) (Note 3)	546,784
Fund accounting and administration fees (Note 3)	141,170
Transfer agent fees (Note 3)	129,402
Distribution and service (Rule 12b-1) fees (Class R) (Note 3)	121,528
Directors’ fees (Note 3)	17,254
Chief Compliance Officer service fees (Note 3)	1,211
Custodian fees	59,275
Miscellaneous	185,005

Total Expenses	6,758,605

NET INVESTMENT INCOME	12,214,351

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain on-
Investments	38,010,303
Foreign currency and translation of other assets and liabilities	9,614

38,019,917

Net change in unrealized appreciation (depreciation) on-
Investments (net of decrease in accrued foreign capital gains tax of $12)	11,550,111
Foreign currency and translation of other assets and liabilities	(4,955)

11,545,156

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	49,565,073

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$61,779,424

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets - Pro-Blend® Conservative Term Series

	FOR THE SIX MONTHS ENDED 4/30/14 (UNAUDITED)	FOR THE YEAR ENDED 10/31/13
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$12,214,351	$22,896,535
Net realized gain on investments and foreign currency	38,019,917	67,072,988
Net change in unrealized appreciation (depreciation) on investments and foreign currency	11,545,156	19,753,308

Net increase from operations	61,779,424	109,722,831

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income (Class S)	(8,490,101)	(14,804,570)
From net investment income (Class I)	(3,741,914)	(5,357,086)
From net investment income (Class C)	(716,025)	(974,500)
From net investment income (Class R)	(439,099)	(608,022)
From net realized gain on investments (Class S)	(42,349,434)	(21,212,380)
From net realized gain on investments (Class I)	(16,336,990)	(6,649,603)
From net realized gain on investments (Class C)	(5,588,625)	(2,048,612)
From net realized gain on investments (Class R)	(2,497,054)	(927,955)

Total distributions to shareholders	(80,159,242)	(52,582,728)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	111,292,804	110,559,153

Net increase in net assets	92,912,986	167,699,256

NET ASSETS:

Beginning of period	1,496,456,988	1,328,757,732

End of period (including undistributed net investment income of $7,947,924 and $9,120,712, respectively)	$1,589,369,974	$1,496,456,988

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Conservative Term Series - Class S

	FOR THE SIX MONTHS ENDED 4/30/14	FOR THE YEARS ENDED
	(UNAUDITED)	10/31/13	10/31/12	10/31/11	10/31/10	10/31/09
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$14.18	$13.62	$13.16	$13.37	$12.21	$11.13

Income from investment operations:
Net investment income[1]	0.11	0.22	0.22	0.25	0.29	0.23
Net realized and unrealized gain on investments	0.45	0.83	0.69	0.12	1.07	1.07

Total from investment operations	0.56	1.05	0.91	0.37	1.36	1.30

Less distributions to shareholders:
From net investment income	(0.12)	(0.20)	(0.24)	(0.24)	(0.20)	(0.22)
From net realized gain on investments	(0.58)	(0.29)	(0.21)	(0.34)	—	—

Total distributions to shareholders	(0.70)	(0.49)	(0.45)	(0.58)	(0.20)	(0.22)

Net asset value - End of period	$14.04	$14.18	$13.62	$13.16	$13.37	$12.21

Net assets - End of period (000’s omitted)	$1,077,860	$1,027,160	$973,964	$870,693	$683,681	$328,201

Total return[2]	4.18%	7.93%	7.15%	2.87%	11.26%	11.83%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.87%[3]	0.87%	0.88%	0.89%	0.90%	0.90%
Net investment income	1.64%[3]	1.58%	1.65%	1.87%	2.28%	1.97%
Series portfolio turnover	21%	54%	54%	25%	42%	47%

* The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	N/A	N/A	N/A	N/A	0.00%[4]	0.03%

1Calculated based on average shares outstanding during the period.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3Annualized.

4Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Conservative Term Series - Class I

	FOR THE SIX MONTHS ENDED 4/30/14	FOR THE YEARS ENDED
	(UNAUDITED)	10/31/13	10/31/12	10/31/11	10/31/10	10/31/09
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.38	$11.03	$10.75	$11.03	$10.11	$9.27

Income from investment operations:
Net investment income[1]	0.10	0.20	0.20	0.22	0.26	0.21
Net realized and unrealized gain on investments	0.34	0.66	0.55	0.10	0.88	0.87

Total from investment operations	0.44	0.86	0.75	0.32	1.14	1.08

Less distributions to shareholders:
From net investment income	(0.13)	(0.22)	(0.26)	(0.26)	(0.22)	(0.24)
From net realized gain on investments	(0.58)	(0.29)	(0.21)	(0.34)	—	—

Total distributions to shareholders	(0.71)	(0.51)	(0.47)	(0.60)	(0.22)	(0.24)

Net asset value - End of period	$11.11	$11.38	$11.03	$10.75	$11.03	$10.11

Net assets - End of period (000’s omitted)	$334,442	$318,106	$249,566	$181,345	$139,399	$95,879

Total return[2]	4.23%	8.15%	7.34%	3.07%	11.49%	11.94%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.67%[3]	0.67%	0.68%	0.69%	0.70%	0.70%
Net investment income	1.84%[3]	1.77%	1.84%	2.07%	2.48%	2.17%
Series portfolio turnover	21%	54%	54%	25%	42%	47%

* The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	N/A	N/A	N/A	N/A	0.00%[4]	0.03%

1Calculated based on average shares outstanding during the period.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3Annualized.

4Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Conservative Term Series - Class C

	FOR THE SIX MONTHS ENDED 4/30/14	FOR THE YEARS ENDED			FOR THE PERIOD 1/4/10[1] TO 10/31/10
	(UNAUDITED)	10/31/13	10/31/12	10/31/11
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.99	$10.68	$10.42	$10.73	$10.00

Income from investment operations:
Net investment income[2]	0.04	0.08	0.09	0.11	0.12
Net realized and unrealized gain on investments	0.33	0.65	0.55	0.10	0.68

Total from investment operations	0.37	0.73	0.64	0.21	0.80

Less distributions to shareholders:
From net investment income	(0.07)	(0.13)	(0.17)	(0.18)	(0.07)
From net realized gain on investments	(0.58)	(0.29)	(0.21)	(0.34)	—

Total distributions to shareholders	(0.65)	(0.42)	(0.38)	(0.52)	(0.07)

Net asset value - End of period	$10.71	$10.99	$10.68	$10.42	$10.73

Net assets - End of period (000’s omitted)	$119,692	$102,919	$72,239	$42,898	$17,514

Total return[3]	3.70%	7.06%	6.42%	2.06%	8.03%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.67%[4]	1.67%	1.69%	1.69%	1.70%[4]
Net investment income	0.85%[4]	0.78%	0.84%	1.03%	1.43%[4]
Series portfolio turnover	21%	54%	54%	25%	42%

* The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	N/A	N/A	N/A	N/A	0.00%[4,5]

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

5Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Conservative Term Series - Class R

	FOR THE SIX MONTHS ENDED 4/30/14	FOR THE YEARS ENDED			FOR THE PERIOD 6/30/10[1] TO 10/31/10
	(UNAUDITED)	10/31/13	10/31/12	10/31/11
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.99	$10.67	$10.44	$10.76	$10.00

Income from investment operations:
Net investment income[2]	0.07	0.14	0.14	0.13	0.05
Net realized and unrealized gain on investments	0.33	0.64	0.54	0.13	0.71

Total from investment operations	0.40	0.78	0.68	0.26	0.76

Less distributions to shareholders:
From net investment income	(0.10)	(0.17)	(0.24)	(0.24)	—
From net realized gain on investments	(0.58)	(0.29)	(0.21)	(0.34)	—

Total distributions to shareholders	(0.68)	(0.46)	(0.45)	(0.58)	—

Net asset value - End of period	$10.71	$10.99	$10.67	$10.44	$10.76

Net assets - End of period (000’s omitted)	$57,376	$48,272	$32,988	$2,828	$1

Total return[3]	3.98%	7.64%	6.85%	2.61%	7.60%
Ratios (to average net assets)/Supplemental Data:
Expenses	1.17%[4]	1.17%	1.19%	1.19%	1.20%[4]
Net investment income	1.35%[4]	1.28%	1.32%	1.31%	1.51%[4]
Series portfolio turnover	21%	54%	54%	25%	42%

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

Shareholder Expense Example - Pro-Blend® Moderate Term Series

(unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the Hypothetical lines for each class in the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 11/1/13	ENDING ACCOUNT VALUE 4/30/14	EXPENSES PAID DURING PERIOD 11/1/13-4/30/13*	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,047.60	$5.38	1.06%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.54	$5.31	1.06%
Class I
Actual	$1,000.00	$1,048.60	$4.11	0.81%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.78	$4.06	0.81%
Class C
Actual	$1,000.00	$1,043.40	$9.17	1.81%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.82	$9.05	1.81%
Class R
Actual	$1,000.00	$1,046.20	$6.65	1.31%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.30	$6.56	1.31%

* Expenses are equal to the Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Portfolio Composition - Pro-Blend® Moderate Term Series

As of April 30, 2014 (unaudited)

Sector Allocation[3]
Financials	18.3%
Consumer Discretionary	13.8%
Information Technology	9.7%
Energy	9.2%
Consumer Staples	7.0%
Health Care	5.5%
Industrials	4.9%
Materials	4.5%
Telecommunication Services	1.0%
Utilities	0.2%

[3]Including common stocks, preferred stocks, and corporate bonds, as a percentage of total investments.

Top Ten Stock Holdings[4]
Hess Corp.	2.2%
EMC Corp.	1.5%
DIRECTV	1.3%
Alcoa, Inc.	1.3%
Nestle S.A. (Switzerland)	1.1%
Johnson & Johnson	1.0%
Cerner Corp.	1.0%
Time Warner, Inc.	1.0%
Juniper Networks, Inc.	1.0%
Viacom, Inc. - Class B	0.9%

4As a percentage of total investments.

Investment Portfolio - April 30, 2014

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 49.5%

Consumer Discretionary - 10.8%
Auto Components - 0.1%
F.C.C. Co. Ltd. (Japan)[1]	8,700	$148,714
Hankook Tire Co. Ltd. (South Korea)[1]	10,712	621,488
Musashi Seimitsu Industry Co. Ltd.
(Japan)[1]	9,200	203,016
Nissin Kogyo Co. Ltd. (Japan)[1]	12,500	230,713

		1,203,931

Automobiles - 0.0%##
Hyundai Motor Co. (South Korea)[1]	1,200	267,560
Toyota Motor Corp. (Japan)[1]	4,900	264,738

		532,298

Diversified Consumer Services - 0.5%
Anhanguera Educacional Participacoes
S.A. (Brazil)	79,470	491,843
Apollo Education Group, Inc.*	245,770	7,092,922

		7,584,765

Hotels, Restaurants & Leisure - 0.6%
Arcos Dorados Holdings, Inc., - Class A (Argentina)	10,350	94,289
Hyatt Hotels Corp. - Class A*	10,810	608,387
InterContinental Hotels Group plc (United Kingdom)[1]	17,457	596,617
Orient-Express Hotels Ltd. - ADR - Class A*	25,290	331,299
Royal Caribbean Cruises Ltd	13,880	737,444
Whistler Blackcomb Holdings, Inc. (Canada)	8,460	126,585
Whitbread plc (United Kingdom)[1]	11,640	802,877
Yum! Brands, Inc.	82,850	6,378,621

		9,676,119

Household Durables - 0.8%
DR Horton, Inc.	214,400	4,776,832
Lennar Corp. - Class A	100,450	3,876,365
LG Electronics, Inc. (South Korea)[1]	5,610	373,659
LGI Homes, Inc.*	8,250	121,440
Nikon Corp. (Japan)[1]	11,700	183,438
PulteGroup, Inc	18,520	340,583
Toll Brothers, Inc.*	118,990	4,074,218
WCI Communities, Inc.*	7,200	138,024

		13,884,559

Internet & Catalog Retail - 0.7%
Amazon.com, Inc.*	28,390	8,634,251
Expedia, Inc.	9,550	677,955
Groupon, Inc.*	132,340	925,057
Ocado Group plc (United Kingdom)*[1]	10,690	60,851
TripAdvisor, Inc.*	15,890	1,282,959

		11,581,073

Media - 7.0%
AMC Networks, Inc. - Class A*	133,470	8,764,975
British Sky Broadcasting Group plc (United Kingdom)[1]	31,890	473,817
DIRECTV*	287,460	22,306,896
Liberty Global plc - ADR (United Kingdom)	124,650	4,963,563
Liberty Global plc - Class C - ADR (United Kingdom)	126,530	4,862,548
Mediaset Espana Comunicacion S.A. (Spain)*[1]	32,220	357,529
Morningstar, Inc	11,680	856,494
Nexstar Broadcasting Group, Inc. - Class A	97,100	3,869,435
ProSiebenSat.1 Media AG (Germany)[1]	1,910	83,597
Reed Elsevier plc - ADR (United Kingdom)	4,434	262,227
Sinclair Broadcast Group, Inc. - Class A	316,510	8,460,312
Societe Television Francaise 1 (France)[1]	14,640	249,290
Starz - Class A*	343,880	11,097,008
Time Warner, Inc	250,150	16,624,969
Tribune Co.*	60,720	4,720,980
Twenty-First Century Fox, Inc. - Class A	467,410	14,966,468
Viacom, Inc. - Class B	180,640	15,350,787
ZON OPTIMUS SGPS S.A. (Portugal)[1]	65,390	473,055

		118,743,950

Multiline Retail - 0.0%##
Marks & Spencer Group plc (United Kingdom)[1]	21,410	160,067

Specialty Retail - 0.3%
American Eagle Outfitters, Inc.	79,570	919,829
Belle International Holdings Ltd. (Hong Kong)[1]	346,900	360,715
China ZhengTong Auto Services
Holdings Ltd. (China)*[1]	181,000	98,899
Dick’s Sporting Goods, Inc.	28,650	1,508,709
Groupe Fnac S.A. (France)*[1]	203	9,722
Hennes & Mauritz AB - Class B (Sweden)[1]	6,690	273,841
Kingfisher plc (United Kingdom)[1]	209,060	1,479,382
Komeri Co. Ltd. (Japan)[1]	9,900	268,075
SA SA International Holdings Ltd. (Hong Kong)[1]	358,000	300,805

		5,219,977

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2014

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Textiles, Apparel & Luxury Goods - 0.8%
adidas AG (Germany)[1]	4,150	$443,641
Daphne International Holdings Ltd. (China)[1]	288,000	115,627
Gildan Activewear, Inc. (Canada)	22,190	1,135,019
Hugo Boss AG (Germany)[1]	2,480	344,541
Kering (France)[1]	1,625	359,403
Lululemon Athletica, Inc.*	247,030	11,346,088

		13,744,319

Total Consumer Discretionary		182,331,058

Consumer Staples - 6.3%
Beverages - 2.1%
AMBEV S.A. - ADR (Brazil)*	853,080	6,184,830
Anheuser-Busch InBev N.V. (Belgium)[1] .	116,320	12,678,378
Carlsberg A/S - Class B (Denmark)[1]	5,800	580,188
Cia Cervecerias Unidas S.A. - ADR (Chile)	9,075	213,898
Diageo plc (United Kingdom)[1]	22,700	695,520
Monster Beverage Corp.*	10,640	712,454
SABMiller plc (United Kingdom)[1]	246,600	13,427,546
Treasury Wine Estates Ltd. (Australia)[1] .	256,220	912,482
Tsingtao Brewery Co. Ltd. - Class H (China)[1]	66,000	481,918

		35,887,214

Food & Staples Retailing - 0.6%
Carrefour S.A. (France)[1]	23,947	933,478
Casino Guichard-Perrachon S.A. (France)[1]	2,420	308,364
Dairy Farm International Holdings Ltd. (Hong Kong)[1]	38,700	395,127
Distribuidora Internacional de
Alimentacion S.A. (Spain)[1]	55,640	497,725
Tesco plc (United Kingdom)[1]	1,429,925	7,083,712
Wal-Mart de Mexico S.A.B. de C.V. - Class V (Mexico)	162,600	411,386
Whole Foods Market, Inc.	4,620	229,614

		9,859,406

Food Products - 2.8%
Annie’s, Inc.*	25,040	814,051
Barry Callebaut AG (Switzerland)[1]	370	502,848
Charoen Pokphand Foods PCL (Thailand)[1]	600,680	502,324
Danone (France)[1]	10,810	798,199
Dean Foods Co.	40,380	639,619
Grupo Bimbo S.A.B. de C.V. - Class A (Mexico)	138,570	382,152
Keurig Green Mountain, Inc.	10,280	963,030
M Dias Branco S.A. (Brazil)	5,100	219,576
Mead Johnson Nutrition Co.	118,650	10,472,049
Nestle S.A. (Switzerland)[1]	242,760	18,761,534
Unilever plc - ADR (United Kingdom)	302,529	13,535,147

		47,590,529

Household Products - 0.1%
Reckitt Benckiser Group plc (United Kingdom)[1]	8,900	718,458

Personal Products - 0.0%##
Beiersdorf AG (Germany)[1]	1,320	132,508
Natura Cosmeticos S.A. (Brazil)	9,100	156,717

		289,225

Tobacco - 0.7%
Gudang Garam Tbk PT (Indonesia)[1]	38,000	186,172
Imperial Tobacco Group plc (United Kingdom)[1]	257,590	11,131,547
Swedish Match AB (Sweden)[1]	12,920	443,245

		11,760,964

Total Consumer Staples		106,105,796

Energy - 7.0%
Energy Equipment & Services - 3.5%
Anton Oilfield Services Group (China)[1]	78,000	51,799
Baker Hughes, Inc.	203,490	14,223,951
Cameron International Corp.*	220,080	14,296,397
CGG S.A. (France)*[1]	11,858	205,164
Eurasia Drilling Co. Ltd. - GDR (Russia)[1]	9,990	246,253
Fugro N.V. (Netherlands)[1]	1,890	125,240
Petroleum Geo-Services ASA (Norway)[1]	7,660	92,484
Saipem S.p.A. (Italy)[1]	17,540	470,473
Schlumberger Ltd.	148,715	15,102,008
SPT Energy Group, Inc. (China)[1]	114,000	62,041
Trican Well Service Ltd. (Canada)	20,240	289,921
Weatherford International Ltd. - ADR*	631,020	13,251,420

		58,417,151

Oil, Gas & Consumable Fuels - 3.5%
Apache Corp.	35,870	3,113,516
Cameco Corp. (Canada)	88,760	1,889,700
Cloud Peak Energy, Inc.*	58,980	1,161,316
Encana Corp. (Canada)	30,670	711,851
EOG Resources, Inc.	28,690	2,811,620
Hess Corp.	414,400	36,947,904
Koninklijke Vopak N.V. (Netherlands)[1]	3,920	195,455
Pacific Rubiales Energy Corp. (Colombia)	23,960	391,081

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2014

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Peabody Energy Corp.	350,370	$6,660,534
Petroleo Brasileiro S.A. - ADR (Brazil)	42,900	634,920
Range Resources Corp.	32,410	2,931,485
Royal Dutch Shell plc - Class B (Netherlands)[1]	6,202	263,342
Royal Dutch Shell plc - Class B - ADR (Netherlands)	6,790	574,773
Statoil ASA (Norway)[1]	12,290	374,666
Talisman Energy, Inc. (Canada)	66,150	683,800
Whitehaven Coal Ltd. (Australia)*[1]	39,000	53,145

		59,399,108

Total Energy		117,816,259

Financials - 5.3%
Banks - 1.0%
Hong Leong Financial Group Berhad (Malaysia)[1]	117,900	553,106
HSBC Holdings plc (United Kingdom)[1] .	1,198,320	12,243,916
ICICI Bank Ltd. - ADR (India)	7,650	326,425
KeyCorp.	57,250	780,890
Popular, Inc.*	39,350	1,215,915
Shinhan Financial Group Co. Ltd. (South Korea)[1]	9,100	397,201
Sumitomo Mitsui Trust Holdings, Inc. (Japan)[1]	106,000	436,794
Synovus Financial Corp.	214,220	687,646

		16,641,893

Capital Markets - 0.1%
CETIP S.A. - Mercados Organizados (Brazil)	8,840	112,078
Daiwa Securities Group, Inc. (Japan)[1]	46,000	344,928
Legg Mason, Inc.	25,450	1,193,351

		1,650,357

Diversified Financial Services - 0.6%
Berkshire Hathaway, Inc. - Class B*	1,000	128,850
JSE Ltd. (South Africa)[1]	40,370	370,297
McGraw Hill Financial, Inc.	100,780	7,450,665
MSCI, Inc.*	40,770	1,652,816

		9,602,628

Insurance - 0.2%
Admiral Group plc (United Kingdom)[1]	10,160	239,933
Allianz SE (Germany)[1]	7,010	1,219,948
AXA S.A. (France)[1]	11,080	289,143
Brasil Insurance Participacoes e Administracao S.A. (Brazil)	31,700	141,884
Mapfre S.A. (Spain)[1]	204,600	862,900
Muenchener Rueckversicherungs AG (MunichRe) (Germany)[1]	3,525	814,834
Zurich Insurance Group AG (Switzerland)[1]	1,580	453,079

		4,021,721

Real Estate Investment Trusts (REITS) - 2.9%
Agree Realty Corp.	20,700	618,309
Alexandria Real Estate Equities, Inc.	41,790	3,084,938
Alstria Office REIT AG (Germany)[1]	38,200	527,052
American Campus Communities, Inc.	9,940	379,708
Apartment Investment & Management Co. - Class A	16,410	505,920
Associated Estates Realty Corp.	30,940	519,173
AvalonBay Communities, Inc.	3,230	441,057
BioMed Realty Trust, Inc.	161,140	3,367,826
Boston Properties, Inc.	8,650	1,013,261
Camden Property Trust	6,420	439,706
CBL & Associates Properties, Inc.	87,030	1,581,335
Chesapeake Lodging Trust	21,900	591,081
CoreSite Realty Corp.	19,760	601,099
Corporate Office Properties Trust	118,450	3,168,537
Crown Castle International Corp.	4,030	293,102
CubeSmart	30,510	567,486
Digital Realty Trust, Inc.	48,190	2,573,346
DuPont Fabros Technology, Inc.	141,380	3,425,637
Education Realty Trust, Inc.	42,460	433,092
Equity Lifestyle Properties, Inc.	10,400	435,448
Equity Residential	7,740	460,066
Essex Property Trust, Inc.	2,740	474,732
General Growth Properties, Inc.	33,430	767,887
Glimcher Realty Trust	33,380	340,142
HCP, Inc.	21,610	904,595
Health Care REIT, Inc.	17,790	1,122,371
Healthcare Trust of America, Inc.*	43,230	505,359
Home Properties, Inc.	10,250	631,400
Host Hotels & Resorts, Inc.	53,994	1,158,171
Kimco Realty Corp.	37,820	866,834
Kite Realty Group Trust	44,860	278,132
Lexington Realty Trust	49,970	537,677
Mack-Cali Realty Corp.	22,970	467,899
Mid-America Apartment Communities, Inc.	7,110	495,211
Pebblebrook Hotel Trust	24,230	834,481
Plum Creek Timber Co., Inc.	9,130	398,068
Potlatch Corp.	2,550	97,487
Public Storage	3,580	628,326
Rayonier, Inc.	2,740	123,574
Retail Properties of America, Inc. - Class A	21,570	308,882
The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2014

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Simon Property Group, Inc.	10,730	$1,858,436
Sovran Self Storage, Inc.	12,950	982,905
Spirit Realty Capital, Inc.	26,330	283,574
UDR, Inc.	29,900	773,214
Ventas, Inc.	14,500	958,160
Westfield Group (Australia)[1]	57,000	581,641
Weyerhaeuser Co.	261,690	7,811,447

		49,217,784

Real Estate Management & Development - 0.5%
Forest City Enterprises, Inc. - Class A*	15,580	294,618
General Shopping Brasil S.A. (Brazil)*	58,130	180,145
Realogy Holdings Corp.*	197,930	8,322,957

		8,797,720

Thrifts & Mortgage Finance - 0.0%##
Aareal Bank AG (Germany)*[1]	8,370	380,455

Total Financials		90,312,558

Health Care - 4.8%
Biotechnology - 0.1%
BioMarin Pharmaceutical, Inc.*	12,940	753,496
Green Cross Corp. (South Korea)[1]	5,859	724,121
Seattle Genetics, Inc.*	20,200	777,296

		2,254,913

Health Care Equipment & Supplies - 1.1%
Becton, Dickinson and Co.	91,980	10,396,500
BioMerieux (France)[1]	10,240	1,118,189
Carl Zeiss Meditec AG (Germany)[1]	12,060	367,184
The Cooper Companies, Inc.	7,250	956,348
HeartWare International, Inc.*	16,420	1,395,043
Neogen Corp.*	11,415	476,862
Shandong Weigao Group Medical
Polymer Co. Ltd. - Class H (China)[1]	1,394,700	1,413,095
Sonova Holding AG (Switzerland)[1]	810	117,016
Straumann Holding AG (Switzerland)[1]	5,370	1,191,662
Thoratec Corp.*	39,740	1,302,677

		18,734,576

Health Care Providers & Services - 0.8%
Bio-Reference Laboratories, Inc.*	34,510	876,554
Brookdale Senior Living, Inc.*	4,430	141,051
Catamaran Corp.*	28,060	1,059,265
Express Scripts Holding Co.*	107,920	7,185,314
Fresenius Medical Care AG & Co. KGaA (Germany)[1]	7,220	497,440
Fresenius Medical Care AG & Co. KGaA - ADR (Germany)	11,070	380,255
Life Healthcare Group Holdings Ltd. (South Africa)[1]	144,599	575,005
Odontoprev S.A. (Brazil)	74,730	301,635
Qualicorp S.A. (Brazil)*	9,770	95,958
Quest Diagnostics, Inc.	13,780	770,715
Sonic Healthcare Ltd. (Australia)[1]	8,870	146,312
Tenet Healthcare Corp.*	16,110	726,239
Universal Health Services, Inc. - Class B	9,040	739,382

		13,495,125

Health Care Technology - 1.0%
Cerner Corp.*	332,886	17,077,052

Life Sciences Tools & Services - 0.0%##
Gerresheimer AG (Germany)[1]	3,210	217,916
QIAGEN N.V.*[1]	12,340	270,908

		488,824

Pharmaceuticals - 1.8%
AstraZeneca plc (United Kingdom)[1]	1,890	149,186
AstraZeneca plc - ADR (United Kingdom)	11,950	944,647
Bayer AG (Germany)[1]	9,575	1,331,323
GlaxoSmithKline plc (United Kingdom)[1]	11,020	304,487
Johnson & Johnson	169,820	17,201,068
Novo Nordisk A/S - Class B (Denmark)[1]	4,050	183,813

Sanofi (France)[1]	2,290	247,136
Sanofi - ADR (France)	153,330	8,249,154
Shire plc (Ireland)[1]	16,965	970,257
Teva Pharmaceutical Industries Ltd. - ADR (Israel)	7,240	353,746

		29,934,817

Total Health Care		81,985,307

Industrials - 3.5%
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	185,900	10,949,510

Airlines - 0.3%
Gol Linhas Aereas Inteligentes S.A. - ADR (Brazil)*	498,180	3,238,170
Latam Airlines Group S.A. - ADR (Chile)	91,795	1,407,217
Ryanair Holdings plc - ADR (Ireland)*	11,310	604,859

		5,250,246

Building Products - 0.0%##
Allegion plc - ADR	14,580	719,523

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2014

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Commercial Services & Supplies - 0.1%
Aggreko plc (United Kingdom)[1]	17,020	$454,250
MiX Telematics Ltd. - ADR (South Africa)*	9,780	102,690
Tomra Systems ASA (Norway)[1]	49,750	462,407

		1,019,347

Electrical Equipment - 0.1%
Alstom S.A. (France)[1]	15,620	645,480
Nexans S.A. (France)[1]	3,755	211,412
Polypore International, Inc.*	3,760	130,397
Schneider Electric S.A. (France)[1]	6,060	568,857

		1,556,146

Industrial Conglomerates - 0.8%
General Electric Co.	446,110	11,995,898
Siemens AG (Germany)[1]	16,600	2,189,874

		14,185,772

Machinery - 0.8%
AGCO Corp.	4,370	243,409
Andritz AG (Austria)[1]	6,720	417,440
Briggs & Stratton Corp.	51,740	1,105,684
FANUC Corp. (Japan)[1]	2,100	378,915
Joy Global, Inc.	125,620	7,584,936
Kennametal, Inc.	2,070	96,731
KUKA AG (Germany)[1]	2,930	150,217
Pentair Ltd. - ADR	6,900	512,601
SKF AB - Class B (Sweden)[1]	5,420	140,747
Terex Corp.	26,100	1,129,869
Westport Innovations, Inc. - ADR (Canada)*	69,600	913,152
Xylem, Inc.	12,580	472,882

		13,146,583

Marine - 0.0%##
Pacific Basin Shipping Ltd. (Hong Kong)[1]	41,000	23,926
Sinotrans Shipping Ltd. (China)[1]	657,000	190,077

		214,003

Professional Services - 0.5%
Equifax, Inc.	111,270	7,879,029
Experian plc (United Kingdom)[1]	20,290	390,114
SGS S.A. (Switzerland)[1]	110	274,791

		8,543,934

Road & Rail - 0.1%
Heartland Express, Inc.	35,510	772,698
Hertz Global Holdings, Inc.*	55,580	1,582,363

		2,355,061

Trading Companies & Distributors - 0.1%
Brenntag AG (Germany)[1]	3,580	648,518
Fastenal Co.	20,430	1,023,135

		1,671,653

Total Industrials		59,611,778

Information Technology - 8.5%
Communications Equipment - 1.9%
Alcatel-Lucent - ADR (France)	213,770	833,703
ARRIS Group, Inc.*	25,000	652,250
Juniper Networks, Inc.*	660,510	16,307,992
Palo Alto Networks, Inc.*	460	29,247
Polycom, Inc.*	115,250	1,417,575
Qualcomm, Inc.	153,490	12,081,198
Riverbed Technology, Inc.*	35,990	700,005

		32,021,970

Electronic Equipment, Instruments & Components - 0.2%
FLIR Systems, Inc.	26,410	898,996
Hitachi Ltd. (Japan)[1]	169,000	1,204,791
Keyence Corp. (Japan)[1]	1,123	433,210

		2,536,997

Internet Software & Services - 1.8%
Angie’s List, Inc.*	54,440	615,717
eBay, Inc.*	212,640	11,021,131
Google, Inc. - Class A*	14,336	7,668,040
Google, Inc. - Class C*	14,336	7,550,198
MercadoLibre, Inc. (Argentina)	7,000	652,890
NetEase, Inc. - ADR (China)	4,750	323,427
Qihoo 360 Technology Co. Ltd. - ADR (China)*	1,540	129,945
Tencent Holdings Ltd. (China)[1]	7,300	459,608
Trulia, Inc.*	18,160	617,440
Zillow, Inc. - Class A*	10,570	1,148,959

		30,187,355

IT Services - 1.4%
Amdocs Ltd. - ADR	32,860	1,528,976
EVERTEC, Inc.	55,000	1,294,700
InterXion Holding N.V. - ADR (Netherlands)*	6,640	171,644
MasterCard, Inc. - Class A	78,780	5,794,269
VeriFone Systems, Inc.*	273,990	9,162,226
Visa, Inc. - Class A	27,970	5,667,002

		23,618,817

Semiconductors & Semiconductor Equipment - 0.1%
Samsung Electronics Co. Ltd. (South Korea)[1]	790	1,030,129

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2014

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)
Semiconductors & Semiconductor Equipment (continued)
Tokyo Electron Ltd. (Japan)[1]	12,160	$691,610

		1,721,739

Software - 0.9%
Aspen Technology, Inc.*	1,840	79,102
Aveva Group plc (United Kingdom)[1]	9,531	339,827
Check Point Software Technologies Ltd. (Israel)*	470	30,108
Electronic Arts, Inc.*	394,220	11,156,426
Fortinet, Inc.*	42,030	923,819
Imperva, Inc.*	1,170	26,770
Nuance Communications, Inc.*	40,380	649,714
SAP AG (Germany)[1]	12,350	998,213
Temenos Group AG (Switzerland)[1]	16,430	589,098
Totvs S.A. (Brazil)	27,150	445,529

		15,238,606

Technology Hardware, Storage & Peripherals - 2.2%
Apple, Inc.	21,899	12,922,381
Canon, Inc. (Japan)[1]	5,100	159,808
EMC Corp.	939,650	24,242,970
Stratasys Ltd.*	1,410	136,587

		37,461,746

Total Information Technology		142,787,230

Materials - 3.2%
Chemicals - 1.7%
Akzo Nobel N.V. (Netherlands)[1]	1,190	91,704
BASF SE (Germany)[1]	4,890	567,267
Linde AG (Germany)[1]	4,880	1,013,501
Monsanto Co.	107,510	11,901,357
The Mosaic Co.	244,150	12,217,266
Sociedad Quimica y Minera de Chile S.A. - ADR (Chile)	53,770	1,715,263
Umicore S.A. (Belgium)[1]	8,530	418,129
Yingde Gases Group Co. Ltd. (China)[1]	184,000	185,790

		28,110,277

Construction Materials - 0.0%##
CRH plc (Ireland)[1]	4,880	142,265
Holcim Ltd. (Switzerland)[1]	2,120	194,439

		336,704

Metals & Mining - 1.5%
Alcoa, Inc.	1,615,450	21,760,112
Alumina Ltd. (Australia)*[1]	276,240	346,997
Impala Platinum Holdings Ltd. (South Africa)[1]	21,490	242,263
Norsk Hydro ASA (Norway)[1]	74,650	400,363

Stillwater Mining Co.*	143,920	2,271,058
ThyssenKrupp AG (Germany)*[1]	7,550	215,493

		25,236,286

Total Materials		53,683,267

Telecommunication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telefonica S.A. - ADR (Spain)	37,580	629,465
Telenor ASA - ADR (Norway)[2]	9,580	678,264

		1,307,729

Wireless Telecommunication Services - 0.0%##
America Movil S.A.B. de C.V. - Class L - ADR (Mexico)	19,090	383,327
MTN Group Ltd. (South Africa)[1]	10,810	216,868

		600,195

Total Telecommunication Services		1,907,924

TOTAL COMMON STOCKS
(Identified Cost $688,230,239)		836,541,177

PREFERRED STOCKS - 0.2%

Financials - 0.2%
Banks - 0.1%
U.S. Bancorp., Series F (non-cumulative), 6.50%[3]	29,800	859,730

Insurance - 0.0%##
Principal Financial Group, Inc., Series A (non-cumulative), 5.563%[3]	7,100	732,010

Real Estate Investment Trusts (REITS) - 0.1%
Public Storage, Series Q, 6.50%	37,110	968,942

TOTAL PREFERRED STOCKS
(Identified Cost $2,377,425)		2,560,682

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2014

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT [4]	VALUE (NOTE 2)

CORPORATE BONDS - 23.3%

Convertible Corporate Bonds - 0.1%
Financials - 0.1%
Real Estate Investment Trusts (REITS) - 0.1%
BioMed Realty LP5, 3.75%, 1/15/2030
(Identified Cost $959,063)	825,000	$1,009,594

Non-Convertible Corporate Bonds - 23.2%
Consumer Discretionary - 2.8%
Auto Components - 0.3%
Delphi Corp., 5.00%, 2/15/2023	1,714,000	1,816,840
Gestamp Funding Luxembourg S.A. (Spain)[5], 5.625%, 5/31/2020	690,000	711,563
Icahn Enterprises LP - Icahn Enterprises Finance Corp.[5], 3.50%, 3/15/2017	680,000	685,100
Icahn Enterprises LP - Icahn Enterprises Finance Corp.[5], 6.00%, 8/1/2020	950,000	1,002,250
Icahn Enterprises LP - Icahn Enterprises Finance Corp.[5], 5.875%, 2/1/2022	725,000	735,875

		4,951,628

Automobiles - 0.2%
Ford Motor Credit Co. LLC, 6.625%, 8/15/2017	2,000,000	2,313,120
Ford Motor Credit Co. LLC, 5.00%, 5/15/2018	775,000	860,392
Ford Motor Credit Co. LLC, 8.125%, 1/15/2020	1,070,000	1,360,765

		4,534,277

Diversified Consumer Services - 0.2%
Block Financial LLC, 5.50%, 11/1/2022	2,795,000	3,012,348

Hotels, Restaurants & Leisure - 0.4%
International Game Technology, 7.50%, 6/15/2019	4,255,000	5,020,862
NAI Entertainment Holdings - NAI Entertainment Holdings Finance Corp.[5], 5.00%, 8/1/2018	595,000	620,287
Royal Caribbean Cruises Ltd., 11.875%, 7/15/2015	555,000	622,987

		6,264,136

Household Durables - 0.5%
Brookfield Residential Properties, Inc. - Brookfield Residential US Corp. (Canada)[5], 6.125%, 7/1/2022	1,015,000	1,037,837
Newell Rubbermaid, Inc., 4.70%, 8/15/2020	1,855,000	1,981,479
NVR, Inc., 3.95%, 9/15/2022	528,000	527,319
Tupperware Brands Corp., 4.75%, 6/1/2021	3,995,000	4,224,285
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	680,000	680,000

		8,450,920

Media - 1.0%
British Sky Broadcasting Group plc (United Kingdom)[5], 9.50%, 11/15/2018	2,100,000	2,732,847
CCO Holdings LLC - CCO Holdings Capital Corp., 5.25%, 3/15/2021	1,040,000	1,059,500
Cogeco Cable, Inc. (Canada)[5], 4.875%, 5/1/2020	695,000	698,475
Columbus International, Inc. (Barbados)[5], 7.375%, 3/30/2021	675,000	705,375
DIRECTV Holdings LLC - DIRECTV Financing Co., Inc., 5.20%, 3/15/2020	2,115,000	2,335,702
DIRECTV Holdings LLC - DIRECTV Financing Co., Inc., 4.45%, 4/1/2024	1,070,000	1,085,559
Discovery Communications LLC, 5.05%, 6/1/2020	2,015,000	2,252,119
Numericable Group S.A. (France)[5], 6.00%, 5/15/2022	1,040,000	1,064,700
Sirius XM Holdings, Inc.[5], 4.25%, 5/15/2020	1,405,000	1,348,800
Time Warner, Inc., 4.875%, 3/15/2020	1,200,000	1,336,397
Time Warner, Inc., 4.75%, 3/29/2021	1,610,000	1,776,181

		16,395,655

Multiline Retail - 0.1%
Dollar General Corp., 1.875%, 4/15/2018	1,270,000	1,260,152
Macy’s Retail Holdings, Inc., 2.875%, 2/15/2023	1,320,000	1,250,609

		2,510,761

Textiles, Apparel & Luxury Goods - 0.1%
SIWF Merger Sub, Inc. - Springs Industries, Inc.[5], 6.25%, 6/1/2021	585,000	608,400
VF Corp., 5.95%, 11/1/2017	640,000	734,724

		1,343,124

Total Consumer Discretionary		47,462,849

Consumer Staples - 0.6%
Beverages - 0.1%
Crestview DS Merger Sub II, Inc.[5], 10.00%, 9/1/2021	650,000	721,500
Pernod-Ricard S.A. (France)[5], 5.75%, 4/7/2021	1,350,000	1,540,803

		2,262,303

Food & Staples Retailing - 0.1%
KeHE Distributors LLC - KeHE Finance Corp.[5], 7.625%, 8/15/2021	605,000	654,913
Shearer’s Foods LLC - Chip Finance Corp.[5], 9.00%, 11/1/2019	710,000	775,675

		1,430,588

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2014

(unaudited)

PRO-BLEND® MODERATE TERM SERIES		PRINCIPAL AMOUNT [4]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Staples (continued)
Food Products - 0.1%
Land O’ Lakes, Inc.[5], 6.00%, 11/15/2022		515,000	$547,187
Pinnacle Operating Corp.[5], 9.00%, 11/15/2020		610,000	655,750
Tyson Foods, Inc., 4.50%, 6/15/2022		1,095,000	1,159,056

			2,361,993

Household Products - 0.2%
Energizer Holdings, Inc., 4.70%, 5/19/2021		1,300,000	1,367,733
Harbinger Group, Inc., 7.875%, 7/15/2019		885,000	969,075
Harbinger Group, Inc., 7.75%, 1/15/2022		640,000	644,800

			2,981,608

Tobacco - 0.1%
Vector Group Ltd., 7.75%, 2/15/2021		870,000	930,900
Vector Group Ltd.[5], 7.75%, 2/15/2021		120,000	128,400

			1,059,300

Total Consumer Staples			10,095,792

Energy - 2.0%
Energy Equipment & Services - 0.7%
Baker Hughes, Inc., 7.50%, 11/15/2018		1,215,000	1,491,022
Calfrac Holdings LP (Canada)[5], 7.50%, 12/1/2020		1,105,000	1,168,537
Nabors Industries, Inc.[5], 2.35%, 9/15/2016		930,000	950,917
Parker Drilling Co.[5], 6.75%, 7/15/2022		975,000	1,009,125
PHI, Inc.[5], 5.25%, 3/15/2019		1,035,000	1,050,525
Schlumberger Oilfield plc[5], 4.20%, 1/15/2021		905,000	980,805
Shelf Drilling Holdings Ltd. (United Arab Emirates)[5], 8.625%, 11/1/2018		540,000	581,850
Weatherford International Ltd., 9.625%, 3/1/2019		4,175,000	5,478,030

			12,710,811

Oil, Gas & Consumable Fuels - 1.3%
Buckeye Partners LP, 4.15%, 7/1/2023		1,295,000	1,310,614
Chesapeake Energy Corp.[6], 3.479%, 4/15/2019		1,050,000	1,060,500
Chesapeake Oilfield Operating LLC - Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/2019		1,370,000	1,428,225
Crestwood Midstream Partners LP - Crestwood Midstream Finance Corp.[5], 6.125%, 3/1/2022		980,000	1,024,100
Denbury Resources, Inc., 5.50%, 5/1/2022		1,090,000	1,102,263
Energy XXI Gulf Coast, Inc.[5], 7.50%, 12/15/2021		955,000	1,009,913
FTS International, Inc.[5], 6.25%, 5/1/2022		725,000	734,063
Gazprom OAO Via Gaz Capital S.A. (Russia)[5], 9.25%, 4/23/2019		1,905,000	2,185,987
Jones Energy Holdings LLC - Jones Energy Finance Corp.[5], 6.75%, 4/1/2022		1,030,000	1,068,625
Lukoil International Finance B.V. (Russia)[5], 3.416%, 4/24/2018		1,535,000	1,443,284
Northern Tier Energy LLC - Northern Tier Finance Corp., 7.125%, 11/15/2020		925,000	992,063
PBF Holding Co. LLC - PBF Finance Corp., 8.25%, 2/15/2020		1,270,000	1,387,475
Petrobras Global Finance B.V. (Brazil)[6], 1.849%, 5/20/2016		3,280,000	3,259,500
Petroleos Mexicanos (Mexico), 3.50%, 7/18/2018		450,000	466,313
Petroleos Mexicanos (Mexico), 8.00%, 5/3/2019		1,600,000	1,954,000
Sabine Pass Liquefaction LLC, 5.625%, 2/1/2021		1,365,000	1,409,363

			21,836,288

Total Energy			34,547,099

Financials - 12.5%
Banks - 3.2%
Bank of Montreal (Canada)[5], 1.95%, 1/30/2017		6,730,000	6,900,942
Barclays Bank plc (United Kingdom)[5], 10.179%, 6/12/2021		1,200,000	1,629,336
Barclays Bank plc (United Kingdom), 4.25%, 1/12/2022	GBP	495,000	904,427
BBVA Bancomer S.A. (Mexico)[5], 6.75%, 9/30/2022		1,655,000	1,845,325
BBVA US Senior S.A.U. (Spain), 4.664%, 10/9/2015		4,406,000	4,625,996
Commonwealth Bank of Australia (Australia), 5.75%, 1/25/2017	AUD	390,000	383,655
Cooperatieve Centrale Raiffeisen- Boerenleenbank B.A. (Netherlands)[6], 8.40%, 11/29/2049		670,000	760,785
HSBC Bank plc (United Kingdom)[5], 1.50%, 5/15/2018		1,605,000	1,583,251
HSBC USA Capital Trust I (United Kingdom)[5], 7.808%, 12/15/2026		600,000	607,500
Intesa Sanpaolo S.p.A. (Italy), 3.125%, 1/15/2016		4,675,000	4,810,449
Intesa Sanpaolo S.p.A. (Italy), 2.375%, 1/13/2017		1,450,000	1,464,773
Intesa Sanpaolo S.p.A. (Italy), 3.875%, 1/15/2019		3,000,000	3,119,301

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2014

(unaudited)

PRO-BLEND® MODERATE TERM SERIES		PRINCIPAL AMOUNT [4]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
Lloyds Bank plc (United Kingdom)[5], 6.50%, 9/14/2020		2,225,000	$2,564,003
Lloyds Bank plc (United Kingdom)[6], 9.875%, 12/16/2021		1,300,000	1,542,060
Manufacturers & Traders Trust Co., 6.625%, 12/4/2017		2,050,000	2,384,988
National City Corp., 6.875%, 5/15/2019		2,485,000	2,958,020
Royal Bank of Canada (Canada), 3.27%, 11/10/2014	CAD	295,000	271,880
Royal Bank of Canada (Canada), 3.18%, 3/16/2015	CAD	470,000	435,541
Royal Bank of Canada (Canada), 3.77%, 3/30/2018	CAD	450,000	437,601
Royal Bank of Scotland Group plc (United Kingdom), 5.00%, 10/1/2014		1,430,000	1,448,590
Royal Bank of Scotland Group plc (United Kingdom), 6.125%, 12/15/2022		725,000	771,664
The Royal Bank of Scotland plc (United Kingdom)[6], 1.173%, 3/31/2017		3,000,000	3,006,012
The Royal Bank of Scotland plc (United Kingdom)[6], 9.50%, 3/16/2022		590,000	690,300
Santander Holdings USA, Inc., 4.625%, 4/19/2016		365,000	390,424
The Toronto-Dominion Bank (Canada)[5], 1.625%, 9/14/2016		2,300,000	2,344,781
Wachovia Corp., 5.25%, 8/1/2014		1,300,000	1,314,947
Wells Fargo & Co., 1.50%, 1/16/2018		4,315,000	4,284,782
Westpac Banking Corp. (Australia), 5.75%, 2/6/2017	AUD	400,000	393,674

			53,875,007

Capital Markets - 2.4%
Goldman Sachs Capital I, 6.345%, 2/15/2034		795,000	840,609
Goldman Sachs Capital II6, 4.00%, 6/1/2043		1,215,000	935,550
The Goldman Sachs Group, Inc., 3.625%, 2/7/2016		4,400,000	4,600,587
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018		2,510,000	2,875,938
The Goldman Sachs Group, Inc.[6], 1.324%, 11/15/2018		6,235,000	6,298,285
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020		4,285,000	4,808,353
The Goldman Sachs Group, Inc.[6], 1.833%, 11/29/2023		1,120,000	1,144,832
Morgan Stanley, 3.80%, 4/29/2016		5,020,000	5,282,315
Morgan Stanley, 2.125%, 4/25/2018		5,495,000	5,508,408
Morgan Stanley, 5.50%, 1/26/2020		4,255,000	4,819,958
Morgan Stanley, 5.75%, 1/25/2021		2,965,000	3,401,946
Scottrade Financial Services, Inc.[5], 6.125%, 7/11/2021		375,000	382,090

			40,898,871

Consumer Finance - 0.5%
Ally Financial, Inc., 6.75%, 12/1/2014		610,000	629,825
American Express Co.[6], 6.80%, 9/1/2066		950,000	1,048,610
Capital One Bank USA National Association, 2.15%, 11/21/2018		900,000	900,359
Caterpillar Financial Services Corp., 7.05%, 10/1/2018		1,500,000	1,816,427
Caterpillar Financial Services Corp., 7.15%, 2/15/2019		295,000	363,119
CNG Holdings, Inc.[5], 9.375%, 5/15/2020		910,000	828,100
Discover Bank, 4.20%, 8/8/2023		1,310,000	1,361,127
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp., 7.375%, 10/1/2017		930,000	1,005,562
TMX Finance LLC - TitleMax Finance Corp.[5], 8.50%, 9/15/2018		620,000	660,300

			8,613,429

Diversified Financial Services - 2.9%
Bank of America Corp., 6.50%, 8/1/2016		1,900,000	2,119,587
Bank of America Corp., 5.75%, 8/15/2016		1,135,000	1,242,908
Bank of America Corp., 6.875%, 4/25/2018		1,030,000	1,213,448
Bank of America Corp., 7.625%, 6/1/2019		2,270,000	2,801,337
The Bear Stearns Companies LLC, 7.25%, 2/1/2018		85,000	101,095
Citigroup, Inc., 5.85%, 8/2/2016		2,000,000	2,202,314
Citigroup, Inc., 8.50%, 5/22/2019		2,674,000	3,406,860
CME Group, Inc., 3.00%, 9/15/2022		1,240,000	1,228,399
General Electric Capital Corp., 5.625%, 5/1/2018		4,100,000	4,699,199
General Electric Capital Corp.[6], 0.603%, 5/5/2026		2,310,000	2,106,256
General Electric Capital Corp.[6], 7.125%, 12/29/2049		1,950,000	2,242,500
ING Bank N.V. (Netherlands)[5], 5.80%, 9/25/2023		1,850,000	2,028,303
Jefferies Finance LLC - JFIN Co-Issuer Corp.[5], 7.375%, 4/1/2020		870,000	911,325
Jefferies Finance LLC - JFIN Co-Issuer Corp.[5], 6.875%, 4/15/2022		700,000	700,000
Jefferies Group LLC, 8.50%, 7/15/2019		3,825,000	4,713,165
Jefferies Group LLC, 5.125%, 1/20/2023		2,100,000	2,217,149

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2014

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT [4]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Diversified Financial Services (continued)
JPMorgan Chase & Co., 3.15%, 7/5/2016	4,025,000	$4,208,375
JPMorgan Chase & Co., 1.625%, 5/15/2018	4,370,000	4,323,499
JPMorgan Chase & Co., 4.95%, 3/25/2020	4,040,000	4,519,920
Voya Financial, Inc., 2.90%, 2/15/2018	85,000	87,704
Voya Financial, Inc., 5.50%, 7/15/2022	1,165,000	1,320,124

		48,393,467

Insurance - 1.6%
American International Group, Inc., 4.875%, 6/1/2022	3,705,000	4,121,668
Fidelity National Financial, Inc., 6.60%, 5/15/2017	1,985,000	2,247,977
First American Financial Corp., 4.30%, 2/1/2023	1,650,000	1,626,542
Genworth Holdings, Inc., 7.70%, 6/15/2020	500,000	614,591
Genworth Holdings, Inc., 7.625%, 9/24/2021	6,620,000	8,272,034
Genworth Holdings, Inc.[6], 6.15%, 11/15/2066	4,395,000	4,109,325
The Hartford Financial Services Group, Inc., 5.125%, 4/15/2022	3,120,000	3,503,950
Prudential Financial, Inc.[6], 5.875%, 9/15/2042	1,950,000	2,052,375

		26,548,462

Real Estate Investment Trusts (REITS) - 1.8%
American Campus Communities Operating Partnership LP, 3.75%, 4/15/2023	665,000	642,011
American Tower Corp., 3.40%, 2/15/2019	4,010,000	4,134,803
BioMed Realty LP, 3.85%, 4/15/2016	235,000	247,173
Boston Properties LP, 5.875%, 10/15/2019	1,415,000	1,648,771
Boston Properties LP, 5.625%, 11/15/2020	410,000	472,431
Camden Property Trust, 5.70%, 5/15/2017	705,000	792,468
Corrections Corp. of America, 4.125%, 4/1/2020	1,105,000	1,098,094
Digital Realty Trust LP, 5.875%, 2/1/2020	4,950,000	5,453,197
DuPont Fabros Technology LP, 5.875%, 9/15/2021	950,000	990,375
HCP, Inc., 6.70%, 1/30/2018	3,675,000	4,289,243
Health Care REIT, Inc., 6.20%, 6/1/2016	3,640,000	4,025,752
Health Care REIT, Inc., 4.95%, 1/15/2021	330,000	362,498
Rialto Holdings LLC - Rialto Corp.[5], 7.00%, 12/1/2018	680,000	708,900
Simon Property Group LP, 10.35%, 4/1/2019	2,210,000	2,998,177
Simon Property Group LP, 5.65%, 2/1/2020	1,795,000	2,090,258
UDR, Inc., 4.625%, 1/10/2022	980,000	1,048,423

		31,002,574

Thrifts & Mortgage Finance - 0.1%
Prospect Holding Co. LLC - Prospect Holding Finance Co.[5], 10.25%, 10/1/2018	725,000	705,063
Provident Funding Associates LP - PFG Finance Corp.[5], 6.75%, 6/15/2021	580,000	593,050

		1,298,113

Total Financials		210,629,923

Health Care - 0.6%
Biotechnology - 0.3%
Amgen, Inc., 3.45%, 10/1/2020	4,750,000	4,923,983

Health Care Providers & Services - 0.3%
Express Scripts Holding Co., 4.75%, 11/15/2021	1,250,000	1,370,131
Fresenius Medical Care US Finance, Inc. (Germany), 6.875%, 7/15/2017	785,000	887,050
Fresenius Medical Care US Finance, Inc. (Germany)[5], 6.50%, 9/15/2018	640,000	718,400
Fresenius US Finance II, Inc. (Germany)[5], 9.00%, 7/15/2015	895,000	975,550
HCA, Inc., 6.375%, 1/15/2015	610,000	629,825
Tenet Healthcare Corp., 8.125%, 4/1/2022	610,000	677,100

		5,258,056

Total Health Care		10,182,039

Industrials - 1.3%
Aerospace & Defense - 0.2%
Bombardier, Inc. (Canada)[5], 6.125%, 1/15/2023	940,000	961,150
DigitalGlobe, Inc., 5.25%, 2/1/2021	545,000	531,375
Erickson Air-Crane, Inc.[5], 8.25%, 5/1/2020	790,000	821,600
Textron, Inc., 7.25%, 10/1/2019	1,000,000	1,214,443

		3,528,568

Air Freight & Logistics - 0.1%
FedEx Corp., 8.00%, 1/15/2019	570,000	712,880

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2014

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT [4]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Air Freight & Logistics (continued)
Neovia Logistics Intermediate Holdings LLC - Logistics Intermediate Finance Corp.[5,7], 10.00%, 2/15/2018	615,000	$631,144

		1,344,024

Airlines - 0.2%
American Airlines Pass-Through Trust, Series 2013-2, Class A5, 4.95%, 1/15/2023	2,139,733	2,294,863
Delta Air Lines Pass-Through Trust, Series 2010-1, Class B5, 6.375%, 1/2/2016	515,000	552,337
Delta Air Lines Pass-Through Trust, Series 2010-2, Class B, 6.75%, 11/23/2015	290,000	311,025
United Continental Holdings, Inc., 6.375%, 6/1/2018	605,000	651,887

		3,810,112

Commercial Services & Supplies - 0.1%
Modular Space Corp.[5], 10.25%, 1/31/2019	905,000	943,463

Construction & Engineering - 0.0%##
Abengoa Finance S.A.U. (Spain)[5], 7.75%, 2/1/2020	850,000	932,875

Industrial Conglomerates - 0.0%##
General Electric Co., 5.25%, 12/6/2017	550,000	622,080

Machinery - 0.2%
CNH Capital LLC, 6.25%, 11/1/2016	895,000	980,025
Joy Global, Inc., 5.125%, 10/15/2021	110,000	117,548
SPL Logistics Escrow LLC - SPL Logistics Finance Corp.[5], 8.875%, 8/1/2020	985,000	1,095,813
Waterjet Holdings, Inc.[5], 7.625%, 2/1/2020	625,000	665,625

		2,859,011

Professional Services - 0.0%##
FTI Consulting, Inc., 6.00%, 11/15/2022	545,000	555,900

Road & Rail - 0.1%
Union Pacific Corp., 5.65%, 5/1/2017	815,000	915,954
Union Pacific Corp., 7.875%, 1/15/2019	495,000	601,096

		1,517,050

Trading Companies & Distributors - 0.4%
Air Lease Corp., 4.50%, 1/15/2016	680,000	715,700
Air Lease Corp., 3.375%, 1/15/2019	1,850,000	1,887,000
Aircastle Ltd., 4.625%, 12/15/2018	675,000	691,031
Aviation Capital Group Corp.[5], 6.75%, 4/6/2021	775,000	866,708
Fly Leasing Ltd. (Ireland), 6.75%, 12/15/2020	680,000	711,450
International Lease Finance Corp., 8.625%, 9/15/2015	555,000	609,113
Rexel S.A. (France)[5], 5.25%, 6/15/2020	870,000	896,100

		6,377,102

Total Industrials		22,490,185

Information Technology - 1.2%
Communications Equipment - 0.1%
Windstream Corp., 7.50%, 6/1/2022	985,000	1,051,487

Electronic Equipment, Instruments & Components - 0.0%##
Corning, Inc., 6.625%, 5/15/2019	460,000	553,205

Internet Software & Services - 0.1%
Tencent Holdings, Ltd. (China)[5], 3.375%, 5/2/2019	1,645,000	1,653,590

IT Services - 0.2%
The Western Union Co., 5.253%, 4/1/2020	1,350,000	1,472,924
Xerox Corp., 2.75%, 3/15/2019	2,740,000	2,781,105

		4,254,029

Semiconductors & Semiconductor Equipment - 0.2%
Magnachip Semiconductor Corp. (South Korea), 6.625%, 7/15/2021	835,000	828,737
Xilinx, Inc., 3.00%, 3/15/2021	2,170,000	2,179,633

		3,008,370

Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc., 2.40%, 5/3/2023	645,000	602,647
EMC Corp., 2.65%, 6/1/2020	2,845,000	2,867,171
Hewlett-Packard Co., 4.75%, 6/2/2014	2,310,000	2,317,396
Hewlett-Packard Co., 5.50%, 3/1/2018	815,000	922,631
Hewlett-Packard Co.[6], 1.167%, 1/14/2019	2,765,000	2,771,387

		9,481,232

Total Information Technology		20,001,913

Materials - 1.2%
Chemicals - 0.1%
The Mosaic Co., 4.25%, 11/15/2023	680,000	703,837
Nufarm Australia Ltd. (Australia)[5], 6.375%, 10/15/2019	655,000	676,287
Potash Corp. of Saskatchewan, Inc. (Canada), 6.50%, 5/15/2019	580,000	688,948

		2,069,072

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2014

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT [4]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Metals & Mining - 0.9%
ArcelorMittal (Luxembourg), 10.35%, 6/1/2019	780,000	$984,750
BHP Billiton Finance (USA) Ltd. (Australia), 6.50%, 4/1/2019	1,275,000	1,537,774
Cliffs Natural Resources, Inc., 5.90%, 3/15/2020	3,780,000	3,964,290
Freeport-McMoRan Copper & Gold, Inc., 3.10%, 3/15/2020	110,000	108,946
MMC Finance Ltd. (Russia), 4.375%, 4/30/2018	200,000	196,000
Plains Exploration & Production Co., 6.125%, 6/15/2019	1,670,000	1,841,175
Plains Exploration & Production Co., 6.50%, 11/15/2020	2,725,000	3,007,719
Rio Tinto Finance USA Ltd. (United Kingdom), 3.75%, 9/20/2021	1,585,000	1,646,290
Teck Resources Ltd. (Canada), 3.00%, 3/1/2019	1,260,000	1,269,786

		14,556,730

Paper & Forest Products - 0.2%
International Paper Co., 9.375%, 5/15/2019	1,777,000	2,341,876
International Paper Co., 7.50%, 8/15/2021	1,410,000	1,778,002

		4,119,878

Total Materials		20,745,680

Telecommunication Services - 0.8%
Diversified Telecommunication Services - 0.1%
Telefonica Emisiones S.A.U. (Spain), 6.221%, 7/3/2017	2,300,000	2,614,564

Wireless Telecommunication Services - 0.7%
Altice Financing S.A. (Luxembourg)[5], 6.50%, 1/15/2022	995,000	1,042,263
America Movil S.A.B. de C.V. (Mexico), 5.00%, 3/30/2020	1,890,000	2,100,535
CPI International, Inc., 8.75%, 2/15/2018	575,000	602,312
Crown Castle Towers LLC[5], 6.113%, 1/15/2020	1,040,000	1,203,714
Crown Castle Towers LLC[5], 4.883%, 8/15/2020	333,000	369,228
Digicel Ltd. (Jamaica)[5], 6.00%, 4/15/2021	905,000	916,313
SBA Tower Trust[5], 5.101%, 4/17/2017	575,000	615,507
SBA Tower Trust[5], 2.933%, 12/15/2017	1,680,000	1,705,227
SBA Tower Trust[5], 3.598%, 4/15/2018	1,500,000	1,514,274
UPCB Finance VI Ltd. (Netherlands)[5], 6.875%, 1/15/2022	950,000	1,035,500

		11,104,873

Total Telecommunication Services		13,719,437

Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Exelon Generation Co. LLC, 5.20%, 10/1/2019	1,555,000	1,742,569
NRG Energy, Inc.[5], 6.25%, 7/15/2022	1,000,000	1,033,750

		2,776,319

Total Utilities		2,776,319

Total Non-Convertible Corporate Bonds
(Identified Cost $377,198,981)		392,651,236

TOTAL CORPORATE BONDS
(Identified Cost $378,158,044)		393,660,830

ASSET-BACKED SECURITIES - 0.2%

Americredit Automobile Receivables Trust, Series 2012-5, Class A3, 0.62%, 6/8/2017	775,000	775,555
FDIC Trust, Series 2011-R1, Class A5, 2.672%, 7/25/2026	1,033,739	1,065,046
Ford Credit Auto Owner Trust, Series 2012-D, Class A3, 0.51%, 4/15/2017	525,000	525,692
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2[5], 5.29%, 3/25/2016	335,000	345,669
Hertz Vehicle Financing LLC, Series 2010-1A, Class A2[5], 3.74%, 2/25/2017	690,000	722,817

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $3,357,904)		3,434,779

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.5%

Americold LLC Trust, Series 2010-ARTA, Class A1[5], 3.847%, 1/14/2029	301,906	318,606
Banc of America Commercial Mortgage Trust, Series 2006-2, Class A4[6], 5.73%, 5/10/2045	1,005,000	1,084,544
Banc of America Commercial Mortgage Trust, Series 2006-4, Class A4, 5.634%, 7/10/2046	1,109,038	1,199,537
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR9, Class A4A, 4.871%, 9/11/2042	1,090,000	1,135,742
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW12, Class A4[6], 5.711%, 9/11/2038	765,000	830,015

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2014

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT [4]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW13, Class A4, 5.54%, 9/11/2041	1,155,000	$1,250,253
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T24, Class AM6, 5.568%, 10/12/2041	1,600,000	1,747,621
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class A2[5], 3.759%, 4/15/2044	540,000	563,872
Citigroup - Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4[6], 5.228%, 7/15/2044	1,055,231	1,103,362
Commercial Mortgage Pass-Through Certificates, Series 2010-C1, Class A1[5], 3.156%, 7/10/2046	371,436	380,343
Commercial Mortgage Trust, Series 2006-GG7, Class A4[6], 5.82%, 7/10/2038	585,921	634,788
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[5,6], 2.50%, 5/25/2043	2,034,205	1,861,223
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[5,6], 2.13%, 2/25/2043	1,871,912	1,694,354
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1[5], 3.742%, 11/10/2046	505,791	528,707
Extended Stay America Trust, Series 2013-ESH7, Class A27[5], 2.958%, 12/5/2031	1,875,000	1,873,656
Fannie Mae Multifamily REMIC Trust, Series 2012-M13, Class ASQ2, 1.246%, 8/25/2017	1,469,671	1,470,592
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K009, Class X1 (IO)[6], 1.484%, 8/25/2020	19,692,321	1,390,317
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class X1 (IO)[6], 1.253%, 4/25/2021	9,000,683	647,311
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[6], 1.571%, 10/25/2021	5,942,693	559,552
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class X1 (IO)[6], 1.441%, 12/25/2021	9,171,333	788,725
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[6], 1.51%, 6/25/2022	12,870,303	1,247,609
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[6], 0.228%, 4/25/2023	66,128,158	1,134,032
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class X1 (IO)[6], 0.125%, 5/25/2023	42,153,600	418,922
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K706, Class X1 (IO)[6], 1.589%, 10/25/2018	9,071,723	566,357
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K-P01, Class A2, 1.72%, 1/25/2019	1,705,000	1,701,263
FREMF Mortgage Trust, Series 2011-K701, Class B5,6, 4.286%, 7/25/2048	750,000	792,973
FREMF Mortgage Trust, Series 2011-K702, Class B5,6, 4.77%, 4/25/2044	885,000	952,733
FREMF Mortgage Trust, Series 2013-K28, Class X2A (IO)[5], 0.10%, 6/25/2046	166,043,115	1,154,519
FREMF Mortgage Trust, Series 2013-K502, Class B5,6, 2.728%, 3/25/2045	2,135,000	2,124,406
GS Mortgage Securities Corp. II, Series 2010-C2, Class A1[5], 3.849%, 12/10/2043	981,028	1,032,266
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class A4[6], 5.244%, 1/12/2043	1,750,000	1,847,169
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class AM6, 5.285%, 1/12/2043	495,000	524,884
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP5, Class A4[6], 5.237%, 12/15/2044	475,000	500,169
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A4[6], 5.863%, 4/15/2045	1,670,000	1,813,967
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[5,6], 3.00%, 3/25/2043	1,625,547	1,528,903
JP Morgan Mortgage Trust, Series 2013-2, Class A2[5,6], 3.50%, 5/25/2043	1,886,566	1,872,460
LSTAR Commercial Mortgage Trust, Series 2011-1, Class A5, 3.913%, 6/25/2043	74,418	74,940
Morgan Stanley Capital I Trust, Series 2005-IQ10, Class A4A6, 5.23%, 9/15/2042	369,698	384,674
Morgan Stanley Capital I Trust, Series 2011-C1, Class A2[5], 3.884%, 9/15/2047	800,000	834,128
Motel 6 Trust, Series 2012-MTL6, Class A2[5], 1.948%, 10/5/2025	1,170,000	1,165,897
OBP Depositor LLC Trust, Series 2010-OBP, Class A5, 4.646%, 7/15/2045	115,000	127,002
Resource Capital Corp., Series 2013-CRE1, Class A (Cayman Islands)[5,6], 1.451%, 12/15/2028	1,179,000	1,179,000

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2014

(unaudited)

PRO-BLEND® MODERATE TERM SERIES		PRINCIPAL AMOUNT [4]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

SCG Trust, Series 2013-SRP1, Class AJ5,6, 2.101%, 11/15/2026		3,550,000	$3,551,555
Sequoia Mortgage Trust, Series 2013-2, Class A1[6], 1.874%, 2/25/2043		1,517,982	1,310,019
Sequoia Mortgage Trust, Series 2013-7, Class A2[6], 3.00%, 6/25/2043		1,301,225	1,223,618
Sequoia Mortgage Trust, Series 2013-8, Class A1[6], 3.00%, 6/25/2043		1,750,679	1,651,086
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX5, 4.004%, 9/13/2028		350,000	372,154
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4[6], 5.239%, 10/15/2044		525,976	552,074
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class AM6, 5.33%, 12/15/2044		1,150,000	1,219,332
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3[6], 6.011%, 6/15/2045		850,000	925,278
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[5], 4.393%, 11/15/2043		545,000	591,803
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2[5], 3.791%, 2/15/2044		940,000	981,649
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class A2, 2.029%, 3/15/2045		1,950,000	1,964,937

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $59,221,688)			58,384,898

FOREIGN GOVERNMENT BONDS - 2.4%

Bonos de la Tesoreria de la Republicaen pesos (Chile), 6.00%, 1/1/2018	CLP	790,000,000	1,501,951
Brazil Notas do Tesouro Nacional (Brazil), 10.00%, 1/1/2019	BRL	1,250,000	534,129
Brazilian Government Bond (Brazil), 8.875%, 10/14/2019		800,000	1,042,000
Canada Housing Trust No. 1 (Canada)[5], 4.10%, 12/15/2018	CAD	390,000	390,801
Canadian Government Bond (Canada), 1.50%, 9/1/2017	CAD	700,000	642,304
Ireland Government Bond (Ireland), 5.00%, 10/18/2020	EUR	300,000	495,299
Ireland Government Bond (Ireland), 5.40%, 3/13/2025	EUR	300,000	507,532
Italy Buoni Poliennali Del Tesoro (Italy), 2.25%, 5/15/2016	EUR	165,000	235,370
Italy Buoni Poliennali Del Tesoro (Italy), 5.50%, 9/1/2022	EUR	630,000	1,049,097
Italy Buoni Poliennali Del Tesoro (Italy), 5.50%, 11/1/2022	EUR	760,000	1,264,818
Italy Buoni Poliennali Del Tesoro (Italy), 4.50%, 5/1/2023	EUR	630,000	982,024
Italy Buoni Poliennali Del Tesoro (Italy)[5], 5.00%, 3/1/2025	EUR	495,000	795,938
Japan Government Five Year Bond (Japan), 0.30%, 12/20/2016	JPY	101,000,000	992,929
Korea Treasury Bond (South Korea), 4.50%, 3/10/2015	KRW	950,000,000	933,417
Korea Treasury Bond (South Korea), 2.75%, 6/10/2016	KRW	470,000,000	454,212
Malaysia Government Bond (Malaysia), 3.434%, 8/15/2014	MYR	1,535,000	470,696
Malaysia Government Bond (Malaysia), 4.262%, 9/15/2016	MYR	3,205,000	1,002,365
Mexican Government Bond (Mexico), 8.00%, 12/17/2015	MXN	26,195,000	2,128,771
Mexican Government Bond (Mexico), 7.25%, 12/15/2016	MXN	6,000,000	492,054
Mexican Government Bond (Mexico), 5.00%, 6/15/2017	MXN	8,000,000	622,566
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	MXN	2,400,000	206,633
Mexican Government Bond (Mexico), 6.50%, 6/10/2021	MXN	4,000,000	318,938
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	MXN	6,500,000	512,550
Mexican Government Bond (Mexico), 7.75%, 5/29/2031	MXN	2,500,000	205,820
Portugal Obrigacoes do Tesouro OT (Portugal)[5], 4.20%, 10/15/2016	EUR	190,000	281,434
Portugal Obrigacoes do Tesouro OT (Portugal)[5], 4.80%, 6/15/2020	EUR	175,000	269,290
Portugal Obrigacoes do Tesouro OT (Portugal)[5], 4.95%, 10/25/2023	EUR	185,000	284,860
Province of New Brunswick Canada (Canada), 5.20%, 2/21/2017		3,800,000	4,240,230
Province of Nova Scotia Canada (Canada), 5.125%, 1/26/2017		2,000,000	2,222,560
Province of Quebec Canada (Canada), 5.125%, 11/14/2016		6,900,000	7,637,817
Russian Foreign Bond - Eurobond (Russia)[5], 5.00%, 4/29/2020		900,000	909,000
Singapore Government Bond (Singapore), 2.50%, 6/1/2019	SGD	855,000	716,646
Spain Government Bond (Spain), 3.30%, 7/30/2016	EUR	170,000	248,635
Spain Government Bond (Spain), 4.50%, 1/31/2018	EUR	325,000	502,546
Spain Government Bond (Spain), 4.00%, 4/30/2020	EUR	515,000	796,263
Spain Government Bond (Spain)[5], 5.40%, 1/31/2023	EUR	760,000	1,263,900
Spain Government Bond (Spain), 4.80%, 1/31/2024	EUR	600,000	959,710
Spain Government Bond (Spain), 4.65%, 7/30/2025	EUR	210,000	330,957
United Kingdom Gilt (United Kingdom), 1.00%, 9/7/2017	GBP	380,000	634,037

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2014

(unaudited)

PRO-BLEND® MODERATE TERM SERIES		PRINCIPAL AMOUNT [4]	VALUE (NOTE 2)

FOREIGN GOVERNMENT BONDS (continued)

United Kingdom Gilt (United Kingdom), 5.00%, 3/7/2018	GBP	475,000	$907,070

TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $38,368,096)			39,987,169

MUNICIPAL BONDS - 0.1%

Puerto Rico Sales Tax Financing Corp., Series A, Revenue Bond, 5.50%, 8/1/2022		600,000	553,062
Puerto Rico Sales Tax Financing Corp., Series A, Revenue Bond, 5.50%, 8/1/2023		2,000,000	1,810,600

TOTAL MUNICIPAL BONDS
(Identified Cost $2,365,661)			2,363,662

U.S. GOVERNMENT AGENCIES - 16.9%

Mortgage-Backed Securities - 6.3%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021		1,326,984	1,447,823
Fannie Mae, Pool #995233, 5.50%, 10/1/2021		95,813	104,467
Fannie Mae, Pool #888017, 6.00%, 11/1/2021		123,476	135,030
Fannie Mae, Pool #995329, 5.50%, 12/1/2021		882,711	963,003
Fannie Mae, Pool #888136, 6.00%, 12/1/2021		156,533	170,211
Fannie Mae, Pool #888810, 5.50%, 11/1/2022		1,490,843	1,626,098
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024		93,465	101,987
Fannie Mae, Pool #AO6562, 3.00%, 6/1/2027		246,524	254,667
Fannie Mae, Pool #AP0000, 3.50%, 7/1/2027		563,453	593,692
Fannie Mae, Pool #AP7539, 3.00%, 9/1/2027		1,427,030	1,474,165
Fannie Mae, Pool #AB6580, 3.00%, 10/1/2027		383,204	395,851
Fannie Mae, Pool #AQ4426, 3.00%, 11/1/2027		466,602	482,024
Fannie Mae, Pool #AQ5073, 3.00%, 12/1/2027		137,415	142,071
Fannie Mae, Pool #AQ5190, 3.00%, 12/1/2027		150,413	155,345
Fannie Mae, Pool #AR4926, 3.00%, 1/1/2028		491,658	508,242
Fannie Mae, Pool #AR5885, 3.00%, 1/1/2028		139,679	144,379
Fannie Mae, Pool #AB7722, 3.50%, 1/1/2028		389,842	410,823
Fannie Mae, Pool #AR1092, 3.00%, 2/1/2028		312,921	323,480
Fannie Mae, Pool #AR5986, 3.00%, 2/1/2028		143,114	147,965
Fannie Mae, Pool #AB8457, 3.50%, 2/1/2028		680,811	717,419
Fannie Mae, Pool #AB8601, 3.00%, 3/1/2028		487,071	503,499
Fannie Mae, Pool #AR6001, 3.00%, 3/1/2028		143,042	147,892
Fannie Mae, Pool #AR6002, 3.00%, 3/1/2028		237,985	246,016
Fannie Mae, Pool #AR8950, 3.00%, 3/1/2028		351,509	363,372
Fannie Mae, Pool #AT3152, 3.00%, 4/1/2028		556,548	575,322
Fannie Mae, Pool #MA1405, 3.00%, 4/1/2028		179,163	185,205
Fannie Mae, Pool #MA1423, 3.50%, 4/1/2028		156,873	165,318
Fannie Mae, Pool #AB9483, 2.50%, 5/1/2028		2,126,132	2,141,363
Fannie Mae, Pool #AT8568, 2.50%, 5/1/2028		1,988,583	2,002,828
Fannie Mae, Pool #AT2899, 3.00%, 5/1/2028		274,870	284,141
Fannie Mae, Pool #AT8059, 2.50%, 7/1/2028		1,372,369	1,382,200
Fannie Mae, Pool #AU1270, 2.50%, 7/1/2028		809,390	815,188
Fannie Mae, Pool #AU1783, 2.50%, 8/1/2028		870,525	876,761
Fannie Mae, Pool #AS0945, 2.50%, 11/1/2028		1,095,287	1,103,291
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034		1,559,388	1,686,954
Fannie Mae, Pool #MA1903, 4.50%, 5/1/2034		1,317,917	1,425,722
Fannie Mae, Pool #745418, 5.50%, 4/1/2036		1,960,127	2,175,594
Fannie Mae, Pool #888021, 6.00%, 12/1/2036		317,894	356,261
Fannie Mae, Pool #909786, 5.50%, 3/1/2037		529,095	584,554
Fannie Mae, Pool #995050, 6.00%, 9/1/2037		656,535	735,749
Fannie Mae, Pool #AB8161, 6.00%, 12/1/2037		2,168,313	2,433,076
Fannie Mae, Pool #933731, 5.50%, 4/1/2038		1,316,336	1,455,281
Fannie Mae, Pool #889576, 6.00%, 4/1/2038		1,356,499	1,516,265
Fannie Mae, Pool #889624, 5.50%, 5/1/2038		1,441,665	1,591,111
Fannie Mae, Pool #889579, 6.00%, 5/1/2038		1,383,129	1,546,592
Fannie Mae, Pool #889575, 6.00%, 6/1/2038		851,570	950,294
Fannie Mae, Pool #995196, 6.00%, 7/1/2038		3,928,366	4,404,510

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2014

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT [4]	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #AD0119, 6.00%, 7/1/2038	1,053,256	1,173,639
Fannie Mae, Pool #AD0207, 6.00%, 10/1/2038	524,879	587,072
Fannie Mae, Pool #AD0220, 6.00%, 10/1/2038	168,466	188,684
Fannie Mae, Pool #AD0307, 5.50%, 1/1/2039	1,485,561	1,640,071
Fannie Mae, Pool #AD0258, 5.50%, 3/1/2039	823,148	908,199
Fannie Mae, Pool #AA7681, 4.50%, 6/1/2039	1,953,462	2,098,499
Fannie Mae, Pool #AD0527, 5.50%, 6/1/2039	451,680	498,932
Fannie Mae, Pool #MA0258, 4.50%, 12/1/2039	2,781,037	2,988,444
Fannie Mae, Pool #AL1595, 6.00%, 1/1/2040	2,615,709	2,916,409
Fannie Mae, Pool #AE0061, 6.00%, 2/1/2040	1,821,623	2,030,365
Fannie Mae, Pool #AL0152, 6.00%, 6/1/2040	3,299,572	3,680,746
Fannie Mae, Pool #AL2581, 6.00%, 6/1/2040	1,912,123	2,142,452
Fannie Mae, Pool #890519, 6.00%, 10/1/2040	4,640,505	5,188,935
Fannie Mae, Pool #AE0951, 4.50%, 2/1/2041	1,732,400	1,861,606
Fannie Mae, Pool #AH9054, 4.50%, 4/1/2041	730,281	785,010
Fannie Mae, Pool #AI2468, 4.50%, 5/1/2041	547,983	588,952
Fannie Mae, Pool #AL0160, 4.50%, 5/1/2041	1,796,562	1,936,362
Fannie Mae, Pool #AJ1415, 4.50%, 9/1/2041	436,122	468,384
Fannie Mae, Pool #AL3454, 3.00%, 4/1/2043	1,420,666	1,391,423
Fannie Mae, Pool #AT3045, 3.00%, 4/1/2043	330,164	323,365
Fannie Mae, Pool #AB9782, 3.00%, 7/1/2043	762,565	746,419
Fannie Mae, Pool #MA1489, 3.00%, 7/1/2043	694,102	677,082
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	508,991	545,188
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	151,984	166,997
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	112,314	123,425
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	84,635	92,675
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	151,769	166,657
Freddie Mac, Pool #G13331, 5.50%, 10/1/2023	66,814	72,870
Freddie Mac, Pool #E09019, 3.00%, 12/1/2027	342,127	352,719
Freddie Mac, Pool #E09022, 3.00%, 1/1/2028	175,204	180,647
Freddie Mac, Pool #J22551, 3.00%, 1/1/2028	347,230	357,980
Freddie Mac, Pool #J22427, 3.00%, 2/1/2028	271,594	280,085
Freddie Mac, Pool #G14708, 3.50%, 2/1/2028	418,573	439,736
Freddie Mac, Pool #J23444, 3.00%, 4/1/2028	170,141	175,510
Freddie Mac, Pool #C91754, 4.50%, 2/1/2034	1,622,927	1,762,314
Freddie Mac, Pool #C91754, 4.50%, 4/1/2034	2,103,991	2,284,764
Freddie Mac, Pool #G03332, 6.00%, 10/1/2037	189,624	210,921
Freddie Mac, Pool #G03696, 5.50%, 1/1/2038	409,231	450,108
Freddie Mac, Pool #G03781, 6.00%, 1/1/2038	814,455	905,545
Freddie Mac, Pool #G03926, 6.00%, 2/1/2038	989,431	1,101,546
Freddie Mac, Pool #G04264, 5.50%, 4/1/2038	1,778,632	1,956,746
Freddie Mac, Pool #G04731, 5.50%, 4/1/2038	943,732	1,038,022
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038	1,056,993	1,162,572
Freddie Mac, Pool #G05956, 5.50%, 7/1/2038	1,374,164	1,511,438
Freddie Mac, Pool #G04587, 5.50%, 8/1/2038	3,082,298	3,390,272
Freddie Mac, Pool #G05671, 5.50%, 8/1/2038	721,340	793,430
Freddie Mac, Pool #G05409, 5.50%, 3/1/2039	1,312,111	1,443,404
Freddie Mac, Pool #A86522, 4.50%, 5/1/2039	2,695,217	2,897,414
Freddie Mac, Pool #G06021, 5.50%, 1/1/2040	535,258	588,948
Freddie Mac, Pool #G05923, 5.50%, 2/1/2040	492,807	542,260
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	740,674	823,312
Freddie Mac, Pool #G05906, 6.00%, 4/1/2040	443,405	493,731
Freddie Mac, Pool #C09026, 2.50%, 2/1/2043	1,438,693	1,342,066
Freddie Mac, Pool #V80002, 2.50%, 4/1/2043	1,784,230	1,664,324
Freddie Mac, Pool #Q19115, 3.00%, 6/1/2043	746,412	730,375
The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2014

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT 4/ SHARES	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Ginnie Mae, Pool #263096, 9.50%, 3/15/2020	1,237	1,253

Total Mortgage-Backed Securities
(Identified Cost $105,285,511)		106,823,405

Other Agencies - 10.6%
Fannie Mae, 5.25%, 9/15/2016	17,000,000	18,868,963
Fannie Mae, 1.375%, 11/15/2016	6,000,000	6,100,362
Fannie Mae, 0.875%, 8/28/2017	45,000,000	44,679,150
Fannie Mae, 1.625%, 11/27/2018	15,400,000	15,383,969
Federal Home Loan Banks, Series 1, 0.875%, 5/24/2017	15,000,000	14,977,740
Freddie Mac, 1.25%, 5/12/2017	19,000,000	19,188,993
Freddie Mac, 3.75%, 3/27/2019	22,000,000	24,082,960
Freddie Mac, 1.25%, 10/2/2019	15,000,000	14,462,985
Freddie Mac, 2.375%, 1/13/2022	21,288,000	20,965,976

Total Other Agencies
(Identified Cost $179,108,142)		178,711,098

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $284,393,653)		285,534,503

SHORT-TERM INVESTMENT - 2.5%

Dreyfus Cash Management, Inc. - Institutional Shares[8], 0.03%,
(Identified Cost $ 42,700,444)	42,700,444	42,700,444

TOTAL INVESTMENTS - 98.6%
(Identified Cost $ 1,499,173,154)		1,665,168,144
OTHER ASSETS, LESS LIABILITIES - 1.4%		23,092,618

NET ASSETS - 100%		$1,688,260,762

ADR - American Depositary Receipt

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CLP - Chilean Peso

EUR – Euro

GBP - British Pound

IO - Interest only

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

SGD - Singapore Dollar

## Less than 0.1%.

* Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Latest quoted sales price is not available and the latest quoted bid price was used to value the security.

3The rate shown is a fixed rate as of April 30, 2014; the rate becomes floating, based on LIBOR plus a spread, at dates ranging from 2015 to 2022.

4Amount is stated in USD unless otherwise noted.

5Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid. These securities amount to $112,192,515 or 6.6%, of the Series’ net assets as of April 30, 2014 (see Note 2 to the financial statements).

6The coupon rate is floating and is the effective rate as of April 30, 2014.

7Represents a Payment-In-Kind bond.

8Rate shown is the current yield as of April 30, 2014.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard &Poor, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Moderate Term Series

April 30, 2014 (unaudited)

ASSETS:

Investments, at value (identified cost $1,499,173,154) (Note 2)	$1,665,168,144
Foreign currency (identified cost $9,457)	9,495
Receivable for securities sold	19,278,058
Interest receivable	6,912,175
Receivable for fund shares sold	2,841,107
Dividends receivable	547,199
Foreign tax reclaims receivable	351,569
Prepaid and other expenses	17,877

TOTAL ASSETS	1,695,125,624

LIABILITIES:
Due to custodian	27,956
Accrued foreign capital gains tax (Note 2)	271
Accrued management fees (Note 3)	1,031,488
Accrued shareholder services fees (Class S) (Note 3)	164,327
Accrued distribution and service (Rule 12b-1) fees (Class C) (Class R) (Note 3)	132,420
Accrued fund accounting and administration fees (Note 3)	72,482
Accrued transfer agent fees (Note 3)	29,058
Accrued Directors’ fees (Note 3)	790
Payable for securities purchased	4,450,218
Payable for fund shares repurchased	833,349
Other payables and accrued expenses	122,503

TOTAL LIABILITIES	6,864,862

TOTAL NET ASSETS	$1,688,260,762

NET ASSETS CONSIST OF:
Capital stock	$1,328,800
Additional paid-in-capital	1,460,192,240
Undistributed net investment income	6,310,976
Accumulated net realized gain on investments, foreign currency and translation of other assets and liabilities	54,421,029
Net unrealized appreciation on investments, (net of foreign capital gains tax of $271), foreign currency and translation of other assets and liabilities	166,007,717

TOTAL NET ASSETS	$1,688,260,762

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Moderate Term Series

April 30, 2014 (unaudited)

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($806,679,086/55,688,369 shares)	$14.49

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($691,300,526/60,758,941 shares)	$11.38

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class C ($135,913,506/11,844,155 shares)	$11.48

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class R ($54,367,644/4,588,534 shares)	$11.85

The accompanying notes are an integral part of the financial statements.

Statement of Operations - Pro-Blend® Moderate Term Series

For the Six Months Ended April 30, 2014 (unaudited)

INVESTMENT INCOME:

Interest	$11,824,015
Dividends (net of foreign taxes withheld, $226,860)	5,957,291

Total Investment Income	17,781,306

EXPENSES:

Management fees (Note 3)	6,016,638
Shareholder services fees (Class S) (Note 3)	990,913
Distribution and service (Rule 12b-1) fees (Class C) (Note 3)	614,517
Fund accounting and administration fees (Note 3)	142,008
Distribution and service (Rule 12b-1) fees (Class R) (Note 3)	125,061
Transfer agent fees (Note 3)	89,968
Directors’ fees (Note 3)	15,870
Chief Compliance Officer service fees (Note 3)	1,212
Custodian fees	66,924
Miscellaneous	146,317

Total Expenses	8,209,428

NET INVESTMENT INCOME	9,571,878

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain on-
Investments	55,497,951
Foreign currency and translation of other assets and liabilities	14,319

55,512,270

Net change in unrealized appreciation (depreciation) on-
Investments (net of decrease in accrued foreign capital gains tax of $15)	9,854,326
Foreign currency and translation of other assets and liabilities	(10,536)

9,843,790

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	65,356,060

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$74,927,938

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets - Pro-Blend® Moderate Term Series

	FOR THE SIX MONTHS ENDED 4/30/14 (UNAUDITED)	FOR THE YEAR ENDED 10/31/13
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$9,571,878	$15,473,006
Net realized gain (loss) on investments and foreign currency	55,512,270	75,898,714
Net change in unrealized appreciation on investments and foreign currency	9,843,790	85,698,702

Net increase from operations	74,927,938	177,070,422

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income (Class S)	(3,570,941)	(6,825,953)
From net investment income (Class I)	(4,548,294)	(7,658,402)
From net investment income (Class C)	(241,862)	(496,170)
From net investment income (Class R)	(202,651)	(402,573)
From net realized gain on investments (Class S)	(34,077,764)	(17,081,557)
From net realized gain on investments (Class I)	(33,191,846)	(14,914,359)
From net realized gain on investments (Class C)	(6,223,349)	(2,510,618)
From net realized gain on investments (Class R)	(2,479,380)	(1,165,220)

Total distributions to shareholders	(84,536,087)	(51,054,852)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	127,159,204	119,728,977

Net increase in net assets	117,551,055	245,744,547

NET ASSETS:

Beginning of period	1,570,709,707	1,324,965,160

End of period (including undistributed net investment income of $6,310,976 and $5,302,846, respectively)	$1,688,260,762	$1,570,709,707

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Moderate Term Series - Class S

	FOR THE SIX MONTHS ENDED 4/30/14	FOR THE YEARS ENDED
	(UNAUDITED)	10/31/13	10/31/12	10/31/11	10/31/10	10/31/09
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$14.52	$13.28	$12.92	$12.94	$11.61	$10.41

Income from investment operations:
Net investment income[1]	0.08	0.14	0.17	0.22	0.19	0.16
Net realized and unrealized gain on investments	0.58	1.55	0.77	0.14	1.28	1.23

Total from investment operations	0.66	1.69	0.94	0.36	1.47	1.39

Less distributions to shareholders:
From net investment income	(0.07)	(0.13)	(0.20)	(0.19)	(0.14)	(0.19)
From net realized gain on investments	(0.62)	(0.32)	(0.38)	(0.19)	—	—

Total distributions to shareholders	(0.69)	(0.45)	(0.58)	(0.38)	(0.14)	(0.19)

Net asset value - End of period	$14.49	$14.52	$13.28	$12.92	$12.94	$11.61

Net assets - End of period (000’s omitted)	$806,679	$793,812	$707,222	$682,409	$633,304	$396,927

Total return[2]	4.76%	13.07%	7.73%	2.78%	12.81%	13.65%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.06%[3]	1.06%	1.07%	1.07%	1.09%	1.10%
Net investment income	1.16%[3]	1.04%	1.34%	1.68%	1.60%	1.49%
Series portfolio turnover	25%	52%	47%	52%	56%	58%

* The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	N/A	N/A	N/A	N/A	0.00%[4]	0.02%

1Calculated based on average shares outstanding during the period.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3Annualized.

4Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Moderate Term Series - Class I

	FOR THE SIX MONTHS ENDED 4/30/14	FOR THE YEARS ENDED
	(UNAUDITED)	10/31/13	10/31/12	10/31/11	10/31/10	10/31/09
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.56	$10.67	$10.50	$10.60	$9.54	$8.59

Income from investment operations:
Net investment income[1]	0.08	0.14	0.16	0.20	0.18	0.15
Net realized and unrealized gain on investments	0.45	1.23	0.62	0.11	1.06	1.02

Total from investment operations	0.53	1.37	0.78	0.31	1.24	1.17

Less distributions to shareholders:
From net investment income	(0.09)	(0.16)	(0.23)	(0.22)	(0.18)	(0.22)
From net realized gain on investments	(0.62)	(0.32)	(0.38)	(0.19)	—	—

Total distributions to shareholders	(0.71)	(0.48)	(0.61)	(0.41)	(0.18)	(0.22)

Net asset value - End of period	$11.38	$11.56	$10.67	$10.50	$10.60	$9.54

Net assets - End of period (000’s omitted)	$691,301	$614,016	$496,286	$352,611	$294,000	$44,134

Total return[2]	4.86%	13.34%	8.06%	2.93%	13.13%	14.11%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.81%[3]	0.81%	0.82%	0.82%	0.84%	0.85%
Net investment income	1.41%[3]	1.28%	1.57%	1.93%	1.85%	1.67%
Series portfolio turnover	25%	52%	47%	52%	56%	58%

* The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	N/A	N/A	N/A	N/A	0.00%[4]	0.02%

1Calculated based on average shares outstanding during the period.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3Annualized.

4Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Moderate Term Series - Class C

	FOR THE SIX MONTHS ENDED 4/30/14	FOR THE YEARS ENDED			FOR THE PERIOD 1/4/10[1] TO 10/31/10
	(UNAUDITED)	10/31/13	10/31/12	10/31/11
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.65	$10.75	$10.58	$10.69	$10.00

Income from investment operations:
Net investment income[2]	0.02	0.03	0.06	0.10	0.07
Net realized and unrealized gain on investments	0.45	1.25	0.62	0.11	0.67

Total from investment operations	0.47	1.28	0.68	0.21	0.74

Less distributions to shareholders:
From net investment income	(0.02)	(0.06)	(0.13)	(0.13)	(0.05)
From net realized gain on investments	(0.62)	(0.32)	(0.38)	(0.19)	—

Total distributions to shareholders	(0.64)	(0.38)	(0.51)	(0.32)	(0.05)

Net asset value - End of period	$11.48	$11.65	$10.75	$10.58	$10.69

Net assets - End of period (000’s omitted)	$135,914	$112,601	$81,457	$58,316	$32,019

Total return[3]	4.34%	12.27%	6.94%	1.97%	7.41%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.81%[4]	1.81%	1.82%	1.82%	1.84%[4]
Net investment income	0.41%[4]	0.29%	0.57%	0.92%	0.85%[4]
Series portfolio turnover	25%	52%	47%	52%	56%

* The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	N/A	N/A	N/A	N/A	0.00%[4,5]

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

5Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Moderate Term Series - Class R

	FOR THE SIX MONTHS ENDED 4/30/14	FOR THE YEARS ENDED			FOR THE PERIOD 6/30/10[1] TO 10/31/10
	(UNAUDITED)	10/31/13	10/31/12	10/31/11
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.00	$11.06	$10.88	$10.99	$10.00

Income from investment operations:
Net investment income[2]	0.05	0.09	0.11	0.11	0.02
Net realized and unrealized gain on investments	0.47	1.28	0.65	0.16	0.97

Total from investment operations	0.52	1.37	0.76	0.27	0.99

Less distributions to shareholders:
From net investment income	(0.05)	(0.11)	(0.20)	(0.19)	—
From net realized gain on investments	(0.62)	(0.32)	(0.38)	(0.19)	—

Total distributions to shareholders	(0.67)	(0.43)	(0.58)	(0.38)	—

Net asset value - End of period	$11.85	$12.00	$11.06	$10.88	$10.99

Net assets - End of period (000’s omitted)	$54,368	$50,280	$39,999	$18,554	$237

Total return[3]	4.62%	12.77%	7.48%	2.50%	9.90%
Ratios (to average net assets)/Supplemental Data:
Expenses	1.31%[4]	1.31%	1.33%	1.32%	1.34%[4]
Net investment income	0.91%[4]	0.80%	1.04%	1.05%	0.65%[4]
Series portfolio turnover	25%	52%	47%	52%	56%

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

Shareholder Expense Example - Pro-Blend® Extended Term Series

(unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the Hypothetical lines for each class in the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 11/1/13	ENDING ACCOUNT VALUE 4/30/14	EXPENSES PAID DURING PERIOD 11/1/13-4/30/13*	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,058.70	$5.41	1.06%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.54	$5.31	1.06%
Class I
Actual	$1,000.00	$1,060.30	$4.14	0.81%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.78	$4.06	0.81%
Class C
Actual	$1,000.00	$1,054.80	$9.22	1.81%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.82	$9.05	1.81%
Class R
Actual	$1,000.00	$1,057.00	$6.68	1.31%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.30	$6.56	1.31%

*Expenses are equal to the Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Portfolio Composition - Pro-Blend® Extended Term Series

As of April 30, 2014 (unaudited)

Sector Allocation[3]
Consumer Discretionary	16.9%
Financials	15.0%
Information Technology	12.0%
Energy	11.2%
Consumer Staples	10.2%
Health Care	6.4%
Industrials	5.8%
Materials	5.4%
Telecommunication Services	1.0%
Utilities	0.1%

[3]Including common stocks, preferred stocks, and corporate bonds, as a percentage of total investments.

Top Ten Stock Holdings[4]
Hess Corp.	2.9%
EMC Corp.	1.9%
DIRECTV	1.8%
Alcoa, Inc.	1.7%
Nestle S.A. (Switzerland)	1.5%
Johnson & Johnson	1.4%
Cerner Corp.	1.4%
Juniper Networks, Inc.	1.3%
Time Warner, Inc.	1.3%
Baker Hughes, Inc.	1.2%

4As a percentage of total investments.

Investment Portfolio - April 30, 2014

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 64.9%

Consumer Discretionary - 14.0%
Auto Components - 0.1%
F.C.C. Co. Ltd. (Japan)[1]	11,600	$198,286
Hankook Tire Co. Ltd. (South Korea)[1]	14,537	843,406
Mando Corp. (South Korea)[1]	2,100	252,625
Musashi Seimitsu Industry Co. Ltd. (Japan)[1]	12,300	271,424
Nissin Kogyo Co. Ltd. (Japan)[1]	16,600	306,387

		1,872,128

Automobiles - 0.0%##
Hyundai Motor Co. (South Korea)[1]	1,500	334,450
Toyota Motor Corp. (Japan)[1]	6,500	351,183

		685,633

Diversified Consumer Services - 0.6%
Anhanguera Educacional Participacoes S.A. (Brazil)	105,870	655,233
Apollo Education Group, Inc.*	309,860	8,942,560

		9,597,793

Hotels, Restaurants & Leisure - 0.7%
Arcos Dorados Holdings, Inc., - Class A (Argentina)	14,150	128,907
Hyatt Hotels Corp. - Class A*	11,130	626,396
InterContinental Hotels Group plc (United Kingdom)[1]	15,398	526,247
Orient-Express Hotels Ltd. - ADR - Class A*	26,290	344,399
Royal Caribbean Cruises Ltd.	10,720	569,554
Whistler Blackcomb Holdings, Inc. (Canada)	11,010	164,741
Whitbread plc (United Kingdom)[1]	8,820	608,365
Yum! Brands, Inc.	107,730	8,294,133

		11,262,742

Household Durables - 0.7%
DR Horton, Inc.	37,800	842,184
Lennar Corp. - Class A	133,550	5,153,695
LG Electronics, Inc. (South Korea)[1]	6,950	462,911
LGI Homes, Inc.*	9,200	135,424
Nikon Corp. (Japan)[1]	8,700	136,403
PulteGroup, Inc.	14,170	260,586
Toll Brothers, Inc.*	149,580	5,121,619
WCI Communities, Inc.*	8,200	157,194

		12,270,016

Internet & Catalog Retail - 0.9%
Amazon.com, Inc.*	37,300	11,344,049
Expedia, Inc.	7,230	513,258
Groupon, Inc.*	203,990	1,425,890
Ocado Group plc (United Kingdom)*[1]	14,200	80,831
TripAdvisor, Inc.*	20,840	1,682,622

		15,046,650

Media - 9.6%
AMC Networks, Inc. - Class A*	178,670	11,733,259
British Sky Broadcasting Group plc (United Kingdom)[1]	42,700	634,430
DIRECTV*	377,270	29,276,152
Global Mediacom Tbk PT (Indonesia)[1]	1,767,230	335,461
Liberty Global plc - ADR (United Kingdom)	162,480	6,469,954
Liberty Global plc - Class C - ADR (United Kingdom)	165,250	6,350,557
Mediaset Espana Comunicacion S.A. (Spain)*[1]	42,490	471,490
Morningstar, Inc.	117,260	8,598,676
Nexstar Broadcasting Group, Inc. - Class A	129,150	5,146,627
ProSiebenSat.1 Media AG (Germany)[1]	2,470	108,106
Reed Elsevier plc - ADR (United Kingdom)	7,379	436,394
Sinclair Broadcast Group, Inc. - Class A	421,220	11,259,211
Societe Television Francaise 1 (France)[1]	13,520	230,218
Starz - Class A*	409,850	13,225,859
Time Warner, Inc.	322,640	21,442,654
Tribune Co.*	79,490	6,180,347
Twenty-First Century Fox, Inc. - Class A	631,820	20,230,876
Viacom, Inc. - Class B	237,330	20,168,303
ZON OPTIMUS SGPS S.A. (Portugal)[1]	81,000	585,984

		162,884,558

Multiline Retail - 0.0%##
Marks & Spencer Group plc (United Kingdom)[1]	28,170	210,607

Specialty Retail - 0.3%
American Eagle Outfitters, Inc.	61,490	710,825
Belle International Holdings Ltd. (Hong Kong)[1]	429,000	446,084
China ZhengTong Auto Services Holdings Ltd. (China)*[1]	237,000	129,497
Dick’s Sporting Goods, Inc.	31,770	1,673,008
Groupe Fnac S.A. (France)*[1]	279	13,342
Hennes & Mauritz AB - Class B (Sweden)[1]	8,390	343,427
Kingfisher plc (United Kingdom)[1]	170,640	1,207,508
Komeri Co. Ltd. (Japan)[1]	7,100	192,256

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2014

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Specialty Retail (continued)
SA SA International Holdings Ltd. (Hong Kong)[1]	476,000	$399,953

		5,115,900

Textiles, Apparel & Luxury Goods - 1.1%
adidas AG (Germany)[1]	5,220	558,026
Daphne International Holdings Ltd. (China)[1]	384,000	154,170
Gildan Activewear, Inc. (Canada)	30,430	1,556,495
Hugo Boss AG (Germany)[1]	2,490	345,930
Kering (France)[1]	2,230	493,212
Lululemon Athletica, Inc.*	328,830	15,103,162

		18,210,995

Total Consumer Discretionary		237,157,022

Consumer Staples - 9.5%
Beverages - 2.9%
AMBEV S.A. - ADR (Brazil)*	1,206,250	8,745,313
Anheuser-Busch InBev N.V. (Belgium)[1]	151,070	16,465,979
Carlsberg A/S - Class B (Denmark)[1]	6,750	675,218
Cia Cervecerias Unidas S.A. - ADR (Chile)	12,175	286,965
Diageo plc (United Kingdom)[1]	31,790	974,035
Monster Beverage Corp.*	8,430	564,473
SABMiller plc (United Kingdom)[1]	321,630	17,512,983
Treasury Wine Estates Ltd. (Australia)[1]	708,920	2,524,692
Tsingtao Brewery Co. Ltd. - Class H (China)[1]	88,000	642,557

		48,392,215

Food & Staples Retailing - 0.8%
Carrefour S.A. (France)[1]	29,877	1,164,636
Casino Guichard-Perrachon S.A. (France)[1]	3,380	430,690
Dairy Farm International Holdings Ltd. (Hong Kong)[1]	50,400	514,584
Distribuidora Internacional de Alimentacion S.A. (Spain)[1]	73,750	659,728
Tesco plc (United Kingdom)[1]	1,864,580	9,236,952
Wal-Mart de Mexico S.A.B. de C.V. - Class V (Mexico)	215,000	543,961
Whole Foods Market, Inc.	6,160	306,152

		12,856,703

Food Products - 3.7%
Annie’s, Inc.*	21,740	706,767
Barry Callebaut AG (Switzerland)[1]	500	679,524
Charoen Pokphand Foods PCL (Thailand)[1]	587,970	491,695
Danone (France)[1]	12,860	949,569
Dean Foods Co.	52,540	832,234
Grupo Bimbo S.A.B. de C.V. - Class A (Mexico)	188,350	519,437
Keurig Green Mountain, Inc.	18,200	1,704,976
M Dias Branco S.A. (Brazil)	6,800	292,768
Mead Johnson Nutrition Co.	155,170	13,695,304
Nestle S.A. (Switzerland)[1]	325,130	25,127,441
Unilever plc - ADR (United Kingdom)	400,575	17,921,725

		62,921,440

Household Products - 1.2%
Energizer Holdings, Inc.	173,630	19,392,735
Reckitt Benckiser Group plc (United Kingdom)[1]	10,300	831,473

		20,224,208

Personal Products - 0.0%##
Beiersdorf AG (Germany)[1]	1,770	177,681
Natura Cosmeticos S.A. (Brazil)	5,100	87,830

		265,511

Tobacco - 0.9%
Gudang Garam Tbk PT (Indonesia)[1]	51,000	249,862
Imperial Tobacco Group plc (United Kingdom)[1]	344,570	14,890,318
Swedish Match AB (Sweden)[1]	17,160	588,706

		15,728,886

Total Consumer Staples		160,388,963

Energy - 9.2%
Energy Equipment & Services - 4.6%
Anton Oilfield Services Group (China)[1]	100,000	66,409
Baker Hughes, Inc.	292,910	20,474,409
Cameron International Corp.*	290,800	18,890,368
CGG S.A. (France)*[1]	11,088	191,842
Eurasia Drilling Co. Ltd. - GDR (Russia)[1]	13,220	325,873
Fugro N.V. (Netherlands)[1]	2,450	162,348
Petroleum Geo-Services ASA (Norway)[1]	10,170	122,790
Saipem S.p.A. (Italy)[1]	23,070	618,804
Schlumberger Ltd.	187,380	19,028,439
SPT Energy Group, Inc. (China)[1]	148,000	80,544
Trican Well Service Ltd. (Canada)	27,350	391,766
Weatherford International Ltd. - ADR*	840,320	17,646,720

		78,000,312

Oil, Gas & Consumable Fuels - 4.6%
Apache Corp.	47,250	4,101,300
Cameco Corp. (Canada)	111,540	2,374,687
Cloud Peak Energy, Inc.*	45,830	902,393

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2014

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Encana Corp. (Canada)	40,060	$929,793
EOG Resources, Inc.	38,220	3,745,560
Hess Corp.	547,521	48,816,972
Koninklijke Vopak N.V. (Netherlands)[1]	5,230	260,773
Pacific Rubiales Energy Corp. (Colombia)	31,330	511,376
Peabody Energy Corp.	459,700	8,738,897
Petroleo Brasileiro S.A. - ADR (Brazil)	51,600	763,680
Range Resources Corp.	43,170	3,904,727
Royal Dutch Shell plc - Class B (Netherlands)[1]	9,249	392,720
Royal Dutch Shell plc - Class B - ADR (Netherlands)	9,190	777,933
Statoil ASA (Norway)[1]	14,880	453,623
Talisman Energy, Inc. (Canada)	78,260	808,983
Whitehaven Coal Ltd. (Australia)*[1]	50,000	68,134

		77,551,551

Total Energy		155,551,863

Financials - 6.4%
Banks - 1.2%
Hong Leong Financial Group Berhad (Malaysia)[1]	153,070	718,100
HSBC Holdings plc (United Kingdom)[1]	1,611,740	16,468,063
ICICI Bank Ltd. - ADR (India)	9,550	407,499
KeyCorp.	43,110	588,020
Popular, Inc.*	30,580	944,922
Shinhan Financial Group Co. Ltd. (South Korea)[1]	11,830	516,361
Sumitomo Mitsui Trust Holdings, Inc. (Japan)[1]	141,000	581,019
Synovus Financial Corp.	161,850	519,539

		20,743,523

Capital Markets - 0.1%
CETIP S.A. - Mercados Organizados (Brazil)	11,720	148,593
Daiwa Securities Group, Inc. (Japan)[1]	60,000	449,906
Legg Mason, Inc.	18,870	884,814

		1,483,313

Diversified Financial Services - 0.7%
Berkshire Hathaway, Inc. - Class B*	1,330	171,371
JSE Ltd. (South Africa)[1]	53,080	486,880
McGraw Hill Financial, Inc.	137,290	10,149,850
MSCI, Inc.*	31,170	1,263,632

		12,071,733

Insurance - 0.3%
Admiral Group plc (United Kingdom)[1]	13,380	315,974
Allianz SE (Germany)[1]	9,660	1,681,126
AXA S.A. (France)[1]	14,050	366,648
Brasil Insurance Participacoes e Administracao S.A. (Brazil)	37,500	167,844
Mapfre S.A. (Spain)[1]	282,140	1,189,925
Muenchener Rueckversicherungs AG (MunichRe) (Germany)[1]	3,955	914,233
Zurich Insurance Group AG (Switzerland)[1]	1,910	547,709

		5,183,459

Real Estate Investment Trusts (REITS) - 3.4%
Agree Realty Corp.	20,600	615,322
Alexandria Real Estate Equities, Inc.	52,250	3,857,095
Alstria Office REIT AG (Germany)[1]	53,410	736,907
American Campus Communities, Inc.	10,820	413,324
Apartment Investment & Management Co. - Class A	14,030	432,545
Associated Estates Realty Corp.	33,230	557,600
AvalonBay Communities, Inc.	2,220	303,141
BioMed Realty Trust, Inc.	200,480	4,190,032
Boston Properties, Inc.	9,460	1,108,144
Camden Property Trust.	6,960	476,690
CBL & Associates Properties, Inc.	142,040	2,580,867
Chesapeake Lodging Trust	24,960	673,670
CoreSite Realty Corp.	20,980	638,212
Corporate Office Properties Trust	139,880	3,741,790
Crown Castle International Corp.	4,500	327,285
CubeSmart	34,780	646,908
Digital Realty Trust, Inc.	59,320	3,167,688
DuPont Fabros Technology, Inc.	176,380	4,273,687
Education Realty Trust, Inc.	48,170	491,334
Equity Lifestyle Properties, Inc.	11,080	463,920
Equity Residential	4,840	287,690
Essex Property Trust, Inc.	3,120	540,571
General Growth Properties, Inc.	35,760	821,407
Glimcher Realty Trust	37,230	379,374
HCP, Inc.	18,280	765,201
Health Care REIT, Inc.	18,460	1,164,641
Healthcare Trust of America, Inc.*	46,150	539,493
Home Properties, Inc.	11,420	703,472
Host Hotels & Resorts, Inc.	56,824	1,218,875
Kimco Realty Corp.	39,340	901,673
Kite Realty Group Trust	50,040	310,248
Lexington Realty Trust	56,730	610,415
Mack-Cali Realty Corp.	25,420	517,805
Mid-America Apartment Communities, Inc.	8,183	569,946
Pebblebrook Hotel Trust	28,840	993,250

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2014

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Plum Creek Timber Co., Inc.	10,750	$468,700
Potlatch Corp.	3,330	127,306
Public Storage	3,990	700,285
Rayonier, Inc.	3,640	164,164
Retail Properties of America, Inc. - Class A	24,060	344,539
Simon Property Group, Inc.	10,850	1,879,220
Sovran Self Storage, Inc.	14,860	1,127,874
Spirit Realty Capital, Inc.	29,360	316,207
UDR, Inc.	34,130	882,602
Ventas, Inc.	14,900	984,592
Westfield Group (Australia)[1]	65,000	663,275
Weyerhaeuser Co.	348,460	10,401,531

		58,080,517

Real Estate Management & Development - 0.7%
Forest City Enterprises, Inc. - Class A*	17,370	328,467
General Shopping Brasil S.A. (Brazil)*	76,660	237,569
Realogy Holdings Corp.*	243,300	10,230,765

		10,796,801

Thrifts & Mortgage Finance - 0.0%##
Aareal Bank AG (Germany)*[1]	11,235	510,683

Total Financials		108,870,029

Health Care - 6.1%
Biotechnology - 0.1%
BioMarin Pharmaceutical, Inc.*	9,510	553,767
Green Cross Corp. (South Korea)[1]	6,376	788,018
Seattle Genetics, Inc.*	14,060	541,029

		1,882,814

Health Care Equipment & Supplies - 1.3%
Becton, Dickinson and Co.	112,920	12,763,348
BioMerieux (France)[1]	14,810	1,617,224
Carl Zeiss Meditec AG (Germany)[1]	13,920	423,815
The Cooper Companies, Inc.	5,730	755,844
HeartWare International, Inc.*	20,270	1,722,139
Neogen Corp.*	15,630	652,943
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)[1]	1,696,000	1,718,369
Sonova Holding AG (Switzerland)[1]	1,070	154,577
Straumann Holding AG (Switzerland)[1]	4,169	925,147
Thoratec Corp.*	52,600	1,724,228

		22,457,634

Health Care Providers & Services - 0.9%
Bio-Reference Laboratories, Inc.*	26,530	673,862
Brookdale Senior Living, Inc.*	5,820	185,309
Catamaran Corp.*	40,940	1,545,485
Express Scripts Holding Co.*	133,840	8,911,067
Fresenius Medical Care AG & Co. KGaA (Germany)[1]	9,370	645,570
Fresenius Medical Care AG & Co. KGaA - ADR (Germany)	14,780	507,693
Life Healthcare Group Holdings Ltd. (South Africa)[1]	195,420	777,097
Odontoprev S.A. (Brazil)	99,950	403,431
Qualicorp S.A. (Brazil)*	12,160	119,432
Quest Diagnostics, Inc.	10,610	593,417
Sonic Healthcare Ltd. (Australia)[1]	11,590	191,178
Tenet Healthcare Corp.*	11,980	540,058
Universal Health Services, Inc. - Class B	6,750	552,083

		15,645,682

Health Care Technology - 1.3%
Cerner Corp.*	438,300	22,484,790

Life Sciences Tools & Services - 0.1%
Gerresheimer AG (Germany)[1]	4,250	288,519
QIAGEN N.V.*[1]	10,190	223,708

		512,227

Pharmaceuticals - 2.4%
AstraZeneca plc (United Kingdom)[1]	2,540	200,493
AstraZeneca plc - ADR (United Kingdom)	16,540	1,307,487
Bayer AG (Germany)[1]	13,685	1,902,783
GlaxoSmithKline plc (United Kingdom)[1]	14,575	402,713
Johnson & Johnson	223,700	22,658,573
Novo Nordisk A/S - Class B (Denmark)[1]	5,380	244,177
Sanofi (France)[1]	3,040	328,076
Sanofi - ADR (France)	199,960	10,757,848
Shire plc (Ireland)[1]	21,165	1,210,462
Teva Pharmaceutical Industries Ltd. - ADR (Israel)	9,790	478,339

		39,490,951

Total Health Care		102,474,098

Industrials - 4.4%
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	262,110	15,438,279

Airlines - 0.4%
Gol Linhas Aereas Inteligentes S.A. - ADR (Brazil)*	514,840	3,346,460
Latam Airlines Group S.A. - ADR (Chile)	169,177	2,593,483

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2014

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Airlines (continued)
Ryanair Holdings plc - ADR (Ireland)*	15,080	$806,478

		6,746,421

Building Products - 0.0%##
Allegion plc - ADR	11,190	552,227

Commercial Services & Supplies - 0.1%
Aggreko plc (United Kingdom)[1]	21,470	573,017
MiX Telematics Ltd. - ADR (South Africa)*	12,730	133,665
Tomra Systems ASA (Norway)[1]	65,630	610,006

		1,316,688

Electrical Equipment - 0.1%
Alstom S.A. (France)[1]	21,220	876,894
Nexans S.A. (France)[1]	4,571	257,354
Polypore International, Inc.*	4,890	169,585
Schneider Electric S.A. (France)[1]	5,520	518,167

		1,822,000

Industrial Conglomerates - 1.1%
General Electric Co.	590,440	15,876,932
Siemens AG (Germany)[1]	20,100	2,651,595

		18,528,527

Machinery - 0.9%
AGCO Corp.	5,970	332,529
Andritz AG (Austria)[1]	9,010	559,693
Briggs & Stratton Corp.	37,530	802,016
Deere & Co.	2,800	261,352
FANUC Corp. (Japan)[1]	2,000	360,872
Joy Global, Inc.	167,590	10,119,084
Kennametal, Inc.	2,690	125,704
KUKA AG (Germany)[1]	3,910	200,460
Pentair Ltd. - ADR	8,300	616,607
SKF AB - Class B (Sweden)[1]	7,200	186,970
Terex Corp.	19,120	827,705
Westport Innovations, Inc. - ADR (Canada)*	63,910	838,499
Xylem, Inc.	10,100	379,659

		15,611,150

Marine - 0.0%##
Pacific Basin Shipping Ltd. (Hong Kong)[1]	54,000	31,512
Sinotrans Shipping Ltd. (China)[1]	877,500	253,870

		285,382

Professional Services - 0.7%
Equifax, Inc.	147,960	10,477,048
Experian plc (United Kingdom)[1]	27,980	537,968
SGS S.A. (Switzerland)[1]	150	374,715

		11,389,731

Road & Rail - 0.1%
Heartland Express, Inc.	27,680	602,317
Hertz Global Holdings, Inc.*	44,290	1,260,936

		1,863,253

Trading Companies & Distributors - 0.1%
Brenntag AG (Germany)[1]	4,400	797,061
Fastenal Co.	16,160	809,293

		1,606,354

Total Industrials		75,160,012

Information Technology - 10.9%
Communications Equipment - 2.5%
Alcatel-Lucent - ADR (France)	277,980	1,084,122
ARRIS Group, Inc.*	33,000	860,970
Juniper Networks, Inc.*	875,916	21,626,366
Palo Alto Networks, Inc.*	600	38,148
Polycom, Inc.*	177,040	2,177,592
Qualcomm, Inc.	204,840	16,122,956
Riverbed Technology, Inc.*	27,920	543,044

		42,453,198

Electronic Equipment, Instruments & Components - 0.2%
FLIR Systems, Inc.	34,950	1,189,698
Hitachi Ltd. (Japan)[1]	225,000	1,604,012
Keyence Corp. (Japan)[1]	1,609	620,691

		3,414,401

Internet Software & Services - 2.2%
Angie’s List, Inc.*	48,450	547,970
eBay, Inc.*	270,950	14,043,339
Google, Inc. - Class A*	18,320	9,799,002
Google, Inc. - Class C*	18,320	9,648,411
MercadoLibre, Inc. (Argentina)	9,500	886,065
NetEase, Inc. - ADR (China)	6,290	428,286
Qihoo 360 Technology Co. Ltd. - ADR (China)*	2,040	172,135
Tencent Holdings Ltd. (China)[1]	9,600	604,415
Trulia, Inc.*	15,850	538,900
Zillow, Inc. - Class A*	8,520	926,124

		37,594,647

IT Services - 1.8%
Amdocs Ltd. - ADR	43,120	2,006,374
EVERTEC, Inc.	72,000	1,694,880

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2014

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)
IT Services (continued)
InterXion Holding N.V. - ADR (Netherlands)*	40	$1,034
MasterCard, Inc. - Class A	105,740	7,777,177
VeriFone Systems, Inc.*	307,690	10,289,154
Visa, Inc. - Class A	37,540	7,605,979

		29,374,598

Semiconductors & Semiconductor Equipment - 0.1%
Samsung Electronics Co. Ltd. (South Korea)[1]	970	1,264,842
Tokyo Electron Ltd. (Japan)[1]	12,000	682,510

		1,947,352

Software - 1.2%
Aspen Technology, Inc.*	2,410	103,606
Aveva Group plc (United Kingdom)[1]	11,543	411,564
Check Point Software Technologies Ltd. (Israel)*	620	39,717
Electronic Arts, Inc.*	517,990	14,659,117
Fortinet, Inc.*	32,640	717,427
Imperva, Inc.*	1,550	35,464
Nuance Communications, Inc.*	52,540	845,369
SAP AG (Germany)[1]	16,750	1,353,851
Temenos Group AG (Switzerland)[1]	21,830	782,715
Totvs S.A. (Brazil)	35,590	584,029

		19,532,859

Technology Hardware, Storage & Peripherals - 2.9%
Apple, Inc.	29,149	17,200,534
Canon, Inc. (Japan)[1]	6,800	213,078
EMC Corp.	1,243,050	32,070,690
Stratasys Ltd.*	810	78,465

		49,562,767

Total Information Technology		183,879,822

Materials - 4.3%
Chemicals - 2.3%
Akzo Nobel N.V. (Netherlands)[1]	1,570	120,987
BASF SE (Germany)[1]	6,070	704,154
Linde AG (Germany)[1]	6,790	1,410,179
Monsanto Co.	148,880	16,481,016
The Mosaic Co.	324,110	16,218,464
Sociedad Quimica y Minera de Chile S.A. - ADR (Chile)	83,800	2,673,220
Umicore S.A. (Belgium)[1]	8,190	401,463
Yingde Gases Group Co. Ltd. (China)[1]	252,000	254,452

		38,263,935

Construction Materials - 0.0%##
CRH plc (Ireland)[1]	6,510	189,784
Holcim Ltd. (Switzerland)[1]	2,820	258,640

		448,424

Metals & Mining - 2.0%
Alcoa, Inc.	2,118,230	28,532,558
Alumina Ltd. (Australia)*[1]	282,210	354,496
Impala Platinum Holdings Ltd. (South Africa)[1]	28,580	322,190
Norsk Hydro ASA (Norway)[1]	98,410	527,792
Stillwater Mining Co.*	198,400	3,130,752
ThyssenKrupp AG (Germany)*[1]	10,020	285,992

		33,153,780

Total Materials		71,866,139

Telecommunication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telefonica S.A. - ADR (Spain)	51,840	868,320
Telenor ASA - ADR (Norway)[2]	12,530	887,124

		1,755,444

Wireless Telecommunication Services - 0.0%##
America Movil S.A.B. de C.V. - Class L - ADR (Mexico)	23,330	468,466
MTN Group Ltd. (South Africa)[1]	13,620	273,242

		741,708

Total Telecommunication Services		2,497,152

TOTAL COMMON STOCKS (Identified Cost $904,543,607)		1,097,845,100

PREFERRED STOCKS - 0.2%

Financials - 0.2%
Banks - 0.1%
U.S. Bancorp., Series F (non-cumulative), 6.50%[3]	30,400	877,040

Insurance - 0.0%##
Principal Financial Group, Inc., Series A (non-cumulative), 5.563%[3]	7,000	721,700

Real Estate Investment Trusts (REITS) - 0.1%
Public Storage, Series Q, 6.50%	39,780	1,038,656

TOTAL PREFERRED STOCKS (Identified Cost $2,449,250)		2,637,396

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2014

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT [4]	VALUE (NOTE 2)

CORPORATE BONDS - 17.4%

Convertible Corporate Bonds - 0.1%
Financials - 0.1%
Real Estate Investment Trusts (REITS) - 0.1%
BioMed Realty LP5, 3.75%, 1/15/2030
(Identified Cost $988,125)	850,000	$1,040,187

Non-Convertible Corporate Bonds - 17.3%
Consumer Discretionary - 2.6%
Auto Components - 0.3%
Delphi Corp., 5.00%, 2/15/2023	1,800,000	1,908,000
Gestamp Funding Luxembourg S.A. (Spain)[5], 5.625%, 5/31/2020	680,000	701,250
Icahn Enterprises LP - Icahn Enterprises Finance Corp.[5], 3.50%, 3/15/2017	665,000	669,987
Icahn Enterprises LP - Icahn Enterprises Finance Corp.[5], 6.00%, 8/1/2020	945,000	996,975
Icahn Enterprises LP - Icahn Enterprises Finance Corp.[5], 5.875%, 2/1/2022	715,000	725,725

		5,001,937

Automobiles - 0.5%
Ford Motor Credit Co. LLC, 6.625%, 8/15/2017	650,000	751,764
Ford Motor Credit Co. LLC, 5.00%, 5/15/2018	6,307,000	7,001,924
Ford Motor Credit Co. LLC, 8.125%, 1/15/2020	1,045,000	1,328,971

		9,082,659

Diversified Consumer Services - 0.2%
Block Financial LLC, 5.50%, 11/1/2022	2,760,000	2,974,626

Hotels, Restaurants & Leisure - 0.3%
International Game Technology, 7.50%, 6/15/2019	3,790,000	4,472,166
NAI Entertainment Holdings - NAI Entertainment Holdings Finance Corp.[5], 5.00%, 8/1/2018	580,000	604,650
Royal Caribbean Cruises Ltd., 11.875%, 7/15/2015	550,000	617,375

		5,694,191

Household Durables - 0.1%
Brookfield Residential Properties, Inc. - Brookfield Residential US Corp. (Canada)[5], 6.125%, 7/1/2022	1,010,000	1,032,725
NVR, Inc., 3.95%, 9/15/2022	500,000	499,355
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	670,000	670,000

		2,202,080

Media - 0.9%
British Sky Broadcasting Group plc (United Kingdom)[5], 9.50%, 11/15/2018	2,060,000	2,680,793
CCO Holdings LLC - CCO Holdings Capital Corp., 5.25%, 3/15/2021	1,045,000	1,064,594
Cogeco Cable, Inc. (Canada)[5], 4.875%, 5/1/2020	695,000	698,475
Columbus International, Inc. (Barbados)[5], 7.375%, 3/30/2021	670,000	700,150
DIRECTV Holdings LLC - DIRECTV Financing Co., Inc., 5.20%, 3/15/2020	1,515,000	1,673,092
DIRECTV Holdings LLC - DIRECTV Financing Co., Inc., 4.45%, 4/1/2024	1,065,000	1,080,486
Discovery Communications LLC, 5.05%, 6/1/2020	1,350,000	1,508,864
Numericable Group S.A. (France)[5], 6.00%, 5/15/2022	1,045,000	1,069,819
Sirius XM Holdings, Inc.[5], 4.25%, 5/15/2020	1,380,000	1,324,800
Time Warner, Inc., 4.875%, 3/15/2020	1,200,000	1,336,397
Time Warner, Inc., 4.75%, 3/29/2021	1,650,000	1,820,310

		14,957,780

Multiline Retail - 0.2%
Dollar General Corp., 1.875%, 4/15/2018	1,225,000	1,215,501
Macy’s Retail Holdings, Inc., 2.875%, 2/15/2023	1,270,000	1,203,237

		2,418,738

Textiles, Apparel & Luxury Goods - 0.1%
SIWF Merger Sub, Inc. - Springs Industries, Inc.[5], 6.25%, 6/1/2021	585,000	608,400
VF Corp., 5.95%, 11/1/2017	880,000	1,010,246

		1,618,646

Total Consumer Discretionary		43,950,657

Consumer Staples - 0.5%
Beverages - 0.1%
Crestview DS Merger Sub II, Inc.[5], 10.00%, 9/1/2021	635,000	704,850
Pernod-Ricard S.A. (France)[5], 5.75%, 4/7/2021	1,320,000	1,506,564

		2,211,414

Food & Staples Retailing - 0.1%
KeHE Distributors LLC - KeHE Finance Corp.[5], 7.625%, 8/15/2021	590,000	638,675
Shearer’s Foods LLC - Chip Finance Corp.[5], 9.00%, 11/1/2019	685,000	748,363

		1,387,038

Food Products - 0.1%
Land O’ Lakes, Inc.[5], 6.00%, 11/15/2022	515,000	547,187
The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2014

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT [4]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Staples (continued)
Food Products (continued)
Pinnacle Operating Corp.[5], 9.00%, 11/15/2020	595,000	$639,625
Tyson Foods, Inc., 4.50%, 6/15/2022	100,000	105,850

		1,292,662

Household Products - 0.2%
Energizer Holdings, Inc., 4.70%, 5/19/2021	1,300,000	1,367,733
Harbinger Group, Inc., 7.875%, 7/15/2019	865,000	947,175
Harbinger Group, Inc., 7.75%, 1/15/2022	635,000	639,763

		2,954,671

Tobacco - 0.0%##
Vector Group Ltd., 7.75%, 2/15/2021	870,000	930,900
Vector Group Ltd.[5], 7.75%, 2/15/2021	95,000	101,650

		1,032,550

Total Consumer Staples		8,878,335

Energy - 1.8%
Energy Equipment & Services - 0.5%
Baker Hughes, Inc., 7.50%, 11/15/2018	935,000	1,147,412
Calfrac Holdings LP (Canada)[5], 7.50%, 12/1/2020	1,140,000	1,205,550
Nabors Industries, Inc.[5], 2.35%, 9/15/2016	910,000	930,467
Parker Drilling Co.[5], 6.75%, 7/15/2022	975,000	1,009,125
PHI, Inc.[5], 5.25%, 3/15/2019	1,025,000	1,040,375
Schlumberger Oilfield plc[5], 4.20%, 1/15/2021	400,000	433,505
Shelf Drilling Holdings Ltd. (United Arab Emirates)[5], 8.625%, 11/1/2018	545,000	587,237
Weatherford International Ltd., 9.625%, 3/1/2019	1,245,000	1,633,568

		7,987,239

Oil, Gas & Consumable Fuels - 1.3%
Buckeye Partners LP, 4.15%, 7/1/2023	1,275,000	1,290,373
Chesapeake Energy Corp.[6], 3.479%, 4/15/2019	1,050,000	1,060,500
Chesapeake Oilfield Operating LLC - Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/2019	1,340,000	1,396,950
CNOOC Nexen Finance 2014 ULC (China), 1.625%, 4/30/2017	1,345,000	1,343,495
Crestwood Midstream Partners LP - Crestwood Midstream Finance Corp.[5], 6.125%, 3/1/2022	965,000	1,008,425
Denbury Resources, Inc., 5.50%, 5/1/2022	1,085,000	1,097,206
Energy XXI Gulf Coast, Inc.[5], 7.50%, 12/15/2021	935,000	988,763
FTS International, Inc.[5], 6.25%, 5/1/2022	705,000	713,813
Gazprom OAO Via Gaz Capital S.A. (Russia)[5], 9.25%, 4/23/2019	1,905,000	2,185,987
Jones Energy Holdings LLC - Jones Energy Finance Corp.[5], 6.75%, 4/1/2022	1,025,000	1,063,437
Lukoil International Finance B.V. (Russia)[5], 3.416%, 4/24/2018	1,535,000	1,443,284
Northern Tier Energy LLC - Northern Tier Finance Corp., 7.125%, 11/15/2020	900,000	965,250
PBF Holding Co. LLC - PBF Finance Corp., 8.25%, 2/15/2020	1,255,000	1,371,087
Petrobras Global Finance B.V. (Brazil)[6], 1.849%, 5/20/2016	3,250,000	3,229,687
Petroleos Mexicanos (Mexico), 8.00%, 5/3/2019	1,600,000	1,954,000
Sabine Pass Liquefaction LLC, 5.625%, 2/1/2021	1,360,000	1,404,200

		22,516,457

Total Energy		30,503,696

Financials - 8.1%
Banks - 2.4%
Barclays Bank plc (United Kingdom)[5], 10.179%, 6/12/2021	1,250,000	1,697,225
Barclays Bank plc (United Kingdom), 4.25%, 1/12/2022	GBP 490,000	895,292
BBVA Bancomer S.A. (Mexico)[5], 6.75%, 9/30/2022	1,670,000	1,862,050
BBVA US Senior S.A.U. (Spain), 4.664%, 10/9/2015	4,325,000	4,540,952
BNP Paribas - BNP Paribas US Medium-Term Note Program LLC (France)[5], 4.80%, 6/24/2015	2,220,000	2,306,587
Commonwealth Bank of Australia (Australia), 5.75%, 1/25/2017	AUD 380,000	373,818
Cooperatieve Centrale Raiffeisen- Boerenleenbank B.A. (Netherlands)[6], 8.40%, 11/29/2049	850,000	965,175
HSBC Bank plc (United Kingdom)[5], 1.50%, 5/15/2018	1,580,000	1,558,589
HSBC USA Capital Trust I (United Kingdom)[5], 7.808%, 12/15/2026	600,000	607,500
Intesa Sanpaolo S.p.A. (Italy), 3.125%, 1/15/2016	4,635,000	4,769,290
Intesa Sanpaolo S.p.A. (Italy), 2.375%, 1/13/2017	1,500,000	1,515,282
Intesa Sanpaolo S.p.A. (Italy), 3.875%, 1/15/2019	1,650,000	1,715,616

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2014

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT [4]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
Lloyds Bank plc (United Kingdom)[5], 6.50%, 9/14/2020	4,735,000	$5,456,429
Lloyds Bank plc (United Kingdom)[6], 9.875%, 12/16/2021	1,335,000	1,583,577
Manufacturers & Traders Trust Co., 6.625%, 12/4/2017	1,830,000	2,129,038
National City Corp., 6.875%, 5/15/2019	2,255,000	2,684,239
Royal Bank of Canada (Canada), 3.27%, 11/10/2014	CAD 295,000	271,880
Royal Bank of Canada (Canada), 3.18%, 3/16/2015	CAD 465,000	430,907
Royal Bank of Canada (Canada), 3.77%, 3/30/2018	CAD 445,000	432,739
Royal Bank of Scotland Group plc (United Kingdom), 5.00%, 10/1/2014	1,400,000	1,418,200
Royal Bank of Scotland Group plc (United Kingdom), 6.125%, 12/15/2022	720,000	766,342
The Royal Bank of Scotland plc (United Kingdom)[6], 1.173%, 3/31/2017	805,000	806,613
The Royal Bank of Scotland plc (United Kingdom)[6], 9.50%, 3/16/2022	585,000	684,450
Santander Holdings USA, Inc., 4.625%, 4/19/2016	370,000	395,772
Westpac Banking Corp. (Australia), 5.75%, 2/6/2017	AUD 400,000	393,674

		40,261,236

Capital Markets - 0.9%
Goldman Sachs Capital II6, 4.00%, 6/1/2043	2,005,000	1,543,850
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018	2,510,000	2,875,938
The Goldman Sachs Group, Inc.[6], 1.324%, 11/15/2018	6,145,000	6,207,372
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020	2,225,000	2,496,753
The Goldman Sachs Group, Inc.[6], 1.833%, 11/29/2023	1,100,000	1,124,388
Scottrade Financial Services, Inc.[5], 6.125%, 7/11/2021	400,000	407,562

		14,655,863

Consumer Finance - 0.4%
Ally Financial, Inc., 6.75%, 12/1/2014	610,000	629,825
American Express Co.[6], 6.80%, 9/1/2066	930,000	1,026,534
Capital One Bank USA National Association, 2.15%, 11/21/2018	850,000	850,339
Caterpillar Financial Services Corp., 7.05%, 10/1/2018	815,000	986,925
CNG Holdings, Inc.[5], 9.375%, 5/15/2020	910,000	828,100
Discover Bank, 4.20%, 8/8/2023	1,280,000	1,329,956
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp., 7.375%, 10/1/2017	890,000	962,312
TMX Finance LLC - TitleMax Finance Corp.[5], 8.50%, 9/15/2018	620,000	660,300

		7,274,291

Diversified Financial Services - 1.6%
Bank of America Corp., 6.875%, 4/25/2018	1,025,000	1,207,557
Bank of America Corp., 7.625%, 6/1/2019	2,250,000	2,776,655
The Bear Stearns Companies LLC, 7.25%, 2/1/2018	85,000	101,095
Citigroup, Inc., 8.50%, 5/22/2019	2,663,000	3,392,846
CME Group, Inc., 3.00%, 9/15/2022	1,270,000	1,258,118
General Electric Capital Corp., 5.625%, 5/1/2018	915,000	1,048,723
General Electric Capital Corp.[6], 0.603%, 5/5/2026	2,295,000	2,092,579
General Electric Capital Corp.[6], 7.125%, 12/29/2049	2,150,000	2,472,500
ING Bank N.V. (Netherlands)[5], 5.80%, 9/25/2023	1,870,000	2,050,231
Jefferies Finance LLC - JFIN Co-Issuer Corp.[5], 7.375%, 4/1/2020	875,000	916,563
Jefferies Finance LLC - JFIN Co-Issuer Corp.[5], 6.875%, 4/15/2022	695,000	695,000
Jefferies Group LLC, 8.50%, 7/15/2019	3,795,000	4,676,199
JPMorgan Chase & Co., 4.95%, 3/25/2020	3,130,000	3,501,819
Voya Financial, Inc., 2.90%, 2/15/2018	85,000	87,704
Voya Financial, Inc., 5.50%, 7/15/2022	1,185,000	1,342,787

		27,620,376

Insurance - 1.5%
American International Group, Inc., 4.875%, 6/1/2022	3,645,000	4,054,920
Fidelity National Financial, Inc., 6.60%, 5/15/2017	2,025,000	2,293,276
First American Financial Corp., 4.30%, 2/1/2023	1,350,000	1,330,807
Genworth Holdings, Inc., 7.70%, 6/15/2020	600,000	737,510
Genworth Holdings, Inc., 7.625%, 9/24/2021	6,555,000	8,190,813
Genworth Holdings, Inc.[6], 6.15%, 11/15/2066	4,300,000	4,020,500
The Hartford Financial Services Group, Inc., 5.125%, 4/15/2022	2,535,000	2,846,960
Prudential Financial, Inc.[6], 5.875%, 9/15/2042	1,975,000	2,078,687

		25,553,473

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2014

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT [4]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) - 1.2%
American Campus Communities Operating Partnership LP, 3.75%, 4/15/2023	665,000	$642,011
American Tower Corp., 3.40%, 2/15/2019	3,925,000	4,047,158
BioMed Realty LP, 3.85%, 4/15/2016	285,000	299,763
Boston Properties LP, 5.875%, 10/15/2019	1,385,000	1,613,814
Camden Property Trust, 5.70%, 5/15/2017	980,000	1,101,587
Corrections Corp. of America, 4.125%, 4/1/2020	1,080,000	1,073,250
Digital Realty Trust LP, 5.875%, 2/1/2020	200,000	220,331
Digital Realty Trust LP, 5.25%, 3/15/2021	1,870,000	1,978,159
DuPont Fabros Technology LP, 5.875%, 9/15/2021	930,000	969,525
HCP, Inc., 6.70%, 1/30/2018	1,270,000	1,482,269
Health Care REIT, Inc., 6.20%, 6/1/2016	1,240,000	1,371,410
Health Care REIT, Inc., 4.95%, 1/15/2021	275,000	302,082
Rialto Holdings LLC - Rialto Corp.[5], 7.00%, 12/1/2018	670,000	698,475
Simon Property Group LP, 10.35%, 4/1/2019	2,160,000	2,930,345
UDR, Inc., 4.625%, 1/10/2022	980,000	1,048,423

		19,778,602

Thrifts & Mortgage Finance - 0.1%
Prospect Holding Co. LLC - Prospect Holding Finance Co.[5], 10.25%, 10/1/2018	705,000	685,613
Provident Funding Associates LP - PFG Finance Corp.[5], 6.75%, 6/15/2021	585,000	598,163

		1,283,776

Total Financials		136,427,617

Health Care - 0.2%
Health Care Providers & Services - 0.2%
Fresenius Medical Care US Finance, Inc. (Germany), 6.875%, 7/15/2017	825,000	932,250
Fresenius Medical Care US Finance, Inc. (Germany)[5], 6.50%, 9/15/2018	565,000	634,213
Fresenius US Finance II, Inc. (Germany)[5], 9.00%, 7/15/2015	880,000	959,200
HCA, Inc., 6.375%, 1/15/2015	610,000	629,825
Tenet Healthcare Corp., 8.125%, 4/1/2022	600,000	666,000

Total Health Care		3,821,488

Industrials - 1.2%
Aerospace & Defense - 0.2%
Bombardier, Inc. (Canada)[5], 6.125%, 1/15/2023	900,000	920,250
DigitalGlobe, Inc., 5.25%, 2/1/2021	545,000	531,375
Erickson Air-Crane, Inc.[5], 8.25%, 5/1/2020	760,000	790,400
Textron, Inc., 7.25%, 10/1/2019	940,000	1,141,576

		3,383,601

Air Freight & Logistics - 0.1%
FedEx Corp., 8.00%, 1/15/2019	785,000	981,774
Neovia Logistics Intermediate Holdings LLC - Logistics Intermediate Finance Corp.[5,7], 10.00%, 2/15/2018	565,000	579,831

		1,561,605

Airlines - 0.2%
American Airlines Pass-Through Trust, Series 2013-2, Class A5, 4.95%, 1/15/2023	1,397,377	1,498,686
Delta Air Lines Pass-Through Trust, Series 2010-1, Class B5, 6.375%, 1/2/2016	545,000	584,512
Delta Air Lines Pass-Through Trust, Series 2010-2, Class B, 6.75%, 11/23/2015	290,000	311,025
United Continental Holdings, Inc., 6.375%, 6/1/2018	600,000	646,500

		3,040,723

Commercial Services & Supplies - 0.1%
Modular Space Corp.[5], 10.25%, 1/31/2019	910,000	948,675

Construction & Engineering - 0.0%##
Abengoa Finance S.A.U. (Spain)[5], 7.75%, 2/1/2020	835,000	916,413

Machinery - 0.2%
CNH Capital LLC, 6.25%, 11/1/2016	885,000	969,075
Joy Global, Inc., 5.125%, 10/15/2021	120,000	128,235
SPL Logistics Escrow LLC - SPL
Logistics Finance Corp.[5], 8.875%, 8/1/2020	1,005,000	1,118,063
Waterjet Holdings, Inc.[5], 7.625%, 2/1/2020	610,000	649,650

		2,865,023

Professional Services - 0.0%##
FTI Consulting, Inc., 6.00%, 11/15/2022	540,000	550,800

Road & Rail - 0.0%##
Union Pacific Corp., 5.65%, 5/1/2017	810,000	910,335

Trading Companies & Distributors - 0.4%
Air Lease Corp., 4.50%, 1/15/2016	675,000	710,437

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2014

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT [4]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Trading Companies & Distributors (continued)
Air Lease Corp., 3.375%, 1/15/2019	1,850,000	$1,887,000
Aircastle Ltd., 4.625%, 12/15/2018	670,000	685,913
Aviation Capital Group Corp.[5], 6.75%, 4/6/2021	765,000	855,525
Fly Leasing Ltd. (Ireland), 6.75%, 12/15/2020	675,000	706,219
International Lease Finance Corp., 8.625%, 9/15/2015	550,000	603,625
Rexel S.A. (France)[5], 5.25%, 6/15/2020	875,000	901,250

		6,349,969

Total Industrials		20,527,144

Information Technology - 1.0%
Communications Equipment - 0.1%
Windstream Corp., 7.50%, 6/1/2022	975,000	1,040,813

Electronic Equipment, Instruments & Components - 0.1%
Corning, Inc., 6.625%, 5/15/2019	1,000,000	1,202,620

Internet Software & Services - 0.1%
Tencent Holdings, Ltd. (China)[5], 3.375%, 5/2/2019	2,110,000	2,121,018

IT Services - 0.2%
The Western Union Co., 5.253%, 4/1/2020	1,350,000	1,472,924
Xerox Corp., 2.75%, 3/15/2019	2,725,000	2,765,880

		4,238,804

Semiconductors & Semiconductor Equipment - 0.2%
Magnachip Semiconductor Corp. (South Korea), 6.625%, 7/15/2021	820,000	813,850
Xilinx, Inc., 3.00%, 3/15/2021	2,160,000	2,169,588

		2,983,438

Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc., 2.40%, 5/3/2023	650,000	607,318
Hewlett-Packard Co., 4.75%, 6/2/2014	1,920,000	1,926,148
Hewlett-Packard Co.[6], 1.167%, 1/14/2019	2,770,000	2,776,399

		5,309,865

Total Information Technology		16,896,558

Materials - 1.1%
Chemicals - 0.1%
The Mosaic Co., 4.25%, 11/15/2023	665,000	688,312
Nufarm Australia Ltd. (Australia)[5], 6.375%, 10/15/2019	645,000	665,963
Potash Corp. of Saskatchewan, Inc. (Canada), 6.50%, 5/15/2019	565,000	671,131

		2,025,406

Metals & Mining - 0.9%
ArcelorMittal (Luxembourg), 10.35%, 6/1/2019	765,000	965,813
BHP Billiton Finance (USA) Ltd. (Australia), 6.50%, 4/1/2019	960,000	1,157,853
Cliffs Natural Resources, Inc., 5.90%, 3/15/2020	1,315,000	1,379,111
Cliffs Natural Resources, Inc., 4.80%, 10/1/2020	580,000	572,725
Freeport-McMoRan Copper & Gold, Inc., 3.10%, 3/15/2020	105,000	103,993
MMC Finance Ltd. (Russia), 4.375%, 4/30/2018	200,000	196,000
Plains Exploration & Production Co., 6.125%, 6/15/2019	3,145,000	3,467,363
Plains Exploration & Production Co., 6.50%, 11/15/2020	2,933,000	3,237,299
Rio Tinto Finance USA plc (United Kingdom), 1.375%, 6/17/2016	2,000,000	2,021,628
Teck Resources Ltd. (Canada), 3.00%, 3/1/2019	1,290,000	1,300,019

		14,401,804

Paper & Forest Products - 0.1%
International Paper Co., 7.50%, 8/15/2021	1,425,000	1,796,916

Total Materials		18,224,126

Telecommunication Services - 0.7%
Diversified Telecommunication Services - 0.2%
Telefonica Emisiones S.A.U. (Spain), 6.221%, 7/3/2017	2,400,000	2,728,241

Wireless Telecommunication Services - 0.5%
Altice Financing S.A. (Luxembourg)[5], 6.50%, 1/15/2022	990,000	1,037,025
America Movil S.A.B. de C.V. (Mexico), 5.00%, 3/30/2020	1,890,000	2,100,535
CPI International, Inc., 8.75%, 2/15/2018	595,000	623,262
Crown Castle Towers LLC[5], 6.113%, 1/15/2020	1,045,000	1,209,501
Crown Castle Towers LLC[5], 4.883%, 8/15/2020	353,000	391,404
Digicel Ltd. (Jamaica)[5], 6.00%, 4/15/2021	885,000	896,063
SBA Tower Trust[5], 5.101%, 4/17/2017	575,000	615,507
SBA Tower Trust[5], 2.933%, 12/15/2017	1,285,000	1,304,295
UPCB Finance VI Ltd. (Netherlands)[5], 6.875%, 1/15/2022	960,000	1,046,400

		9,223,992

Total Telecommunication Services		11,952,233

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2014

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT [4]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Exelon Generation Co. LLC, 5.20%, 10/1/2019	815,000	$913,308
NRG Energy, Inc.[5], 6.25%, 7/15/2022	1,000,000	1,033,750

Total Utilities		1,947,058

Total Non-Convertible Corporate Bonds
(Identified Cost $282,765,240)		293,128,912

TOTAL CORPORATE BONDS
(Identified Cost $283,753,365)		294,169,099

ASSET-BACKED SECURITIES - 0.2%

FDIC Trust, Series 2011-R1, Class A5, 2.672%, 7/25/2026	1,086,198	1,119,093
Ford Credit Auto Owner Trust, Series 2012-D, Class A3, 0.51%, 4/15/2017	990,000	991,305
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2[5], 5.29%, 3/25/2016	470,000	484,969
Hertz Vehicle Financing LLC, Series 2010-1A, Class A2[5], 3.74%, 2/25/2017	700,000	733,293

TOTAL ASSET-BACKED SECURITIES (Identified Cost $3,245,359)		3,328,660

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.8%

Americold LLC Trust, Series 2010-ARTA, Class A1[5], 3.847%, 1/14/2029	229,157	241,833
Banc of America Commercial Mortgage Trust, Series 2006-2, Class A4[6], 5.73%, 5/10/2045	3,155,000	3,404,712
Banc of America Commercial Mortgage Trust, Series 2006-4, Class A4, 5.634%, 7/10/2046	834,232	902,307
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR9, Class A4A, 4.871%, 9/11/2042	2,020,000	2,104,769
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW12, Class A4[6], 5.711%, 9/11/2038	605,000	656,417
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW13, Class A4, 5.54%, 9/11/2041	695,000	752,317
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T24, Class AM6, 5.568%, 10/12/2041	1,180,000	1,288,870
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class A2[5], 3.759%, 4/15/2044	420,000	438,567
Citigroup - Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4[6], 5.228%, 7/15/2044	418,111	437,181
Commercial Mortgage Pass-Through Certificates, Series 2010-C1, Class A1[5], 3.156%, 7/10/2046	397,968	407,510
Commercial Mortgage Trust, Series 2006-GG7, Class A4[6], 5.82%, 7/10/2038	600,569	650,658
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[5,6], 2.50%, 5/25/2043	1,365,893	1,249,742
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[5,6], 2.13%, 2/25/2043	1,250,899	1,132,246
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1[5], 3.742%, 11/10/2046	314,411	328,656
Extended Stay America Trust, Series 2013-ESH7, Class A27[5], 2.958%, 12/5/2031	1,410,000	1,408,989
Fannie Mae Multifamily REMIC Trust, Series 2012-M13, Class ASQ2, 1.246%, 8/25/2017	1,131,979	1,132,689
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K009, Class X1 (IO)[6], 1.484%, 8/25/2020	10,098,626	712,983
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class X1 (IO)[6], 1.253%, 4/25/2021	10,315,092	741,841
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[6], 1.571%, 10/25/2021	4,346,167	409,226
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class X1 (IO)[6], 1.441%, 12/25/2021	7,671,633	659,753
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[6], 1.51%, 6/25/2022	11,944,694	1,157,883
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[6], 0.228%, 4/25/2023	47,566,267	815,714
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class X1 (IO)[6], 0.125%, 5/25/2023	30,828,894	306,378
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K706, Class X1 (IO)[6], 1.589%, 10/25/2018	6,176,615	385,612
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K-P01, Class A2, 1.72%, 1/25/2019	1,325,000	1,322,096
FREMF Mortgage Trust, Series 2011-K701, Class B5,6, 4.286%, 7/25/2048	550,000	581,514
FREMF Mortgage Trust, Series 2011-K702, Class B5,6, 4.77%, 4/25/2044	675,000	726,660

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2014

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT [4]		VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

FREMF Mortgage Trust, Series 2013-K28, Class X2A (IO)[5], 0.10%, 6/25/2046		85,150,316	$592,061
GS Mortgage Securities Corp. II, Series 2010-C2, Class A1[5], 3.849%, 12/10/2043		684,438	720,186
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class A4[6], 5.244%, 1/12/2043		1,605,000	1,694,118
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class AM6, 5.285%, 1/12/2043		385,000	408,243
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP5, Class A4[6], 5.237%, 12/15/2044		325,000	342,221
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A4[6], 5.863%, 4/15/2045		1,460,000	1,585,864
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[5,6], 3.00%, 3/25/2043		1,086,266	1,021,684
JP Morgan Mortgage Trust, Series 2013-2, Class A2[5,6], 3.50%, 5/25/2043		1,269,804	1,260,309
LSTAR Commercial Mortgage Trust, Series 2011-1, Class A5, 3.913%, 6/25/2043		44,987	45,302
Morgan Stanley Capital I Trust, Series 2005-IQ10, Class A4A6, 5.23%, 9/15/2042		300,108	312,265
Morgan Stanley Capital I Trust, Series 2011-C1, Class A2[5], 3.884%, 9/15/2047		765,000	797,635
Motel 6 Trust, Series 2012-MTL6, Class A2[5], 1.948%, 10/5/2025		895,000	891,861
OBP Depositor LLC Trust, Series 2010-OBP, Class A5, 4.646%, 7/15/2045		115,000	127,002
Resource Capital Corp., Series 2013-CRE1, Class A (Cayman Islands)[5,6], 1.451%, 12/15/2028		850,000	850,000
SCG Trust, Series 2013-SRP1, Class AJ5,6, 2.101%, 11/15/2026		2,600,000	2,601,139
Sequoia Mortgage Trust, Series 2013-2, Class A1[6], 1.874%, 2/25/2043		1,141,768	985,346
Sequoia Mortgage Trust, Series 2013-7, Class A2[6], 3.00%, 6/25/2043		872,302	820,277
Sequoia Mortgage Trust, Series 2013-8, Class A1[6], 3.00%, 6/25/2043		1,192,354	1,124,524
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX5, 4.004%, 9/13/2028		350,000	372,154
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4[6], 5.239%, 10/15/2044		2,040,787	2,142,046
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class AM6, 5.33%, 12/15/2044		900,000	954,260
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3[6], 6.011%, 6/15/2045		750,000	816,422
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[5], 4.393%, 11/15/2043		600,000	651,526
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2[5], 3.791%, 2/15/2044		575,000	600,477
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class A2, 2.029%, 3/15/2045		1,465,000	1,476,222

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $48,175,969)			47,550,267

FOREIGN GOVERNMENT BONDS - 1.5%

Bonos de la Tesoreria de la Republicaen pesos (Chile), 6.00%, 1/1/2018	CLP	805,000,000	1,530,469
Brazil Notas do Tesouro Nacional (Brazil), 10.00%, 1/1/2019	BRL	1,000,000	427,303
Brazilian Government Bond (Brazil), 8.875%, 10/14/2019		700,000	911,750
Canada Housing Trust No. 1 (Canada)[5], 4.10%, 12/15/2018	CAD	385,000	385,790
Canadian Government Bond (Canada), 1.50%, 9/1/2017	CAD	700,000	642,304
Ireland Government Bond (Ireland), 5.00%, 10/18/2020	EUR	295,000	487,045
Ireland Government Bond (Ireland), 5.40%, 3/13/2025	EUR	300,000	507,532
Italy Buoni Poliennali Del Tesoro (Italy), 2.25%, 5/15/2016	EUR	160,000	228,237
Italy Buoni Poliennali Del Tesoro (Italy), 5.50%, 9/1/2022	EUR	625,000	1,040,771
Italy Buoni Poliennali Del Tesoro (Italy), 5.50%, 11/1/2022	EUR	760,000	1,264,818
Italy Buoni Poliennali Del Tesoro (Italy), 4.50%, 5/1/2023	EUR	630,000	982,024
Italy Buoni Poliennali Del Tesoro (Italy)[5], 5.00%, 3/1/2025	EUR	490,000	787,898
Japan Government Five Year Bond (Japan), 0.30%, 12/20/2016	JPY	100,300,000	986,047
Korea Treasury Bond (South Korea), 4.50%, 3/10/2015	KRW	940,000,000	923,592
Korea Treasury Bond (South Korea), 2.75%, 6/10/2016	KRW	460,000,000	444,548
Malaysia Government Bond (Malaysia), 3.434%, 8/15/2014	MYR	1,520,000	466,096
Malaysia Government Bond (Malaysia), 4.262%, 9/15/2016	MYR	3,275,000	1,024,257
Mexican Government Bond (Mexico), 8.00%, 12/17/2015	MXN	26,069,000	2,118,532
Mexican Government Bond (Mexico), 7.25%, 12/15/2016	MXN	5,945,000	487,543

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2014

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT [4]		VALUE (NOTE 2)

FOREIGN GOVERNMENT BONDS (continued)

Mexican Government Bond (Mexico), 5.00%, 6/15/2017	MXN	8,000,000	$622,566
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	MXN	2,400,000	206,633
Mexican Government Bond (Mexico), 6.50%, 6/10/2021	MXN	4,000,000	318,938
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	MXN	6,500,000	512,550
Mexican Government Bond (Mexico), 7.75%, 5/29/2031	MXN	2,500,000	205,820
Portugal Obrigacoes do Tesouro OT (Portugal)[5], 4.20%, 10/15/2016	EUR	190,000	281,434
Portugal Obrigacoes do Tesouro OT (Portugal)[5], 4.80%, 6/15/2020	EUR	175,000	269,290
Portugal Obrigacoes do Tesouro OT (Portugal)[5], 4.95%, 10/25/2023	EUR	185,000	284,860
Russian Foreign Bond—Eurobond (Russia)[5], 5.00%, 4/29/2020		900,000	909,000
Singapore Government Bond (Singapore), 2.50%, 6/1/2019	SGD	845,000	708,264
Spain Government Bond (Spain), 3.30%, 7/30/2016	EUR	170,000	248,635
Spain Government Bond (Spain), 4.50%, 1/31/2018	EUR	325,000	502,546
Spain Government Bond (Spain), 4.00%, 4/30/2020	EUR	510,000	788,533
Spain Government Bond (Spain)[5], 5.40%, 1/31/2023	EUR	755,000	1,255,585
Spain Government Bond (Spain), 4.80%, 1/31/2024	EUR	590,000	943,715
Spain Government Bond (Spain), 4.65%, 7/30/2025	EUR	200,000	315,197
United Kingdom Gilt (United Kingdom), 1.00%, 9/7/2017	GBP	375,000	625,694
United Kingdom Gilt (United Kingdom), 5.00%, 3/7/2018	GBP	475,000	907,070

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $24,211,697)			25,552,886

MUNICIPAL BONDS - 0.2%

Puerto Rico Sales Tax Financing Corp., Series A, Revenue Bond, 5.50%, 8/1/2022		750,000	691,327
Puerto Rico Sales Tax Financing Corp., Series A, Revenue Bond, 5.50%, 8/1/2023		2,280,000	2,064,084

TOTAL MUNICIPAL BONDS (Identified Cost $2,757,892)			2,755,411

U.S. GOVERNMENT AGENCIES- 9.4%

Mortgage-Backed Securities- 5.0%
Fannie Mae, Pool #621881, 5.50%, 1/1/2017		284	302
Fannie Mae, Pool #888468, 5.50%, 9/1/2021		967,821	1,055,953
Fannie Mae, Pool #995233, 5.50%, 10/1/2021		69,465	75,739
Fannie Mae, Pool #888017, 6.00%, 11/1/2021		90,030	98,454
Fannie Mae, Pool #995329, 5.50%, 12/1/2021		643,806	702,367
Fannie Mae, Pool #888136, 6.00%, 12/1/2021		114,379	124,374
Fannie Mae, Pool #888810, 5.50%, 11/1/2022		1,087,682	1,186,361
Fannie Mae, Pool #990895, 5.50%, 10/1/2023		89,960	98,140
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024		68,126	74,337
Fannie Mae, Pool #AO6562, 3.00%, 6/1/2027		357,791	369,610
Fannie Mae, Pool #AP0000, 3.50%, 7/1/2027		817,764	861,651
Fannie Mae, Pool #AP7539, 3.00%, 9/1/2027		2,071,110	2,139,520
Fannie Mae, Pool #AB6580, 3.00%, 10/1/2027		556,161	574,516
Fannie Mae, Pool #AQ4426, 3.00%, 11/1/2027		677,201	699,583
Fannie Mae, Pool #AQ5073, 3.00%, 12/1/2027		199,437	206,195
Fannie Mae, Pool #AQ5190, 3.00%, 12/1/2027		218,301	225,459
Fannie Mae, Pool #AR4926, 3.00%, 1/1/2028		713,565	737,635
Fannie Mae, Pool #AR5885, 3.00%, 1/1/2028		202,723	209,544
Fannie Mae, Pool #AB7722, 3.50%, 1/1/2028		565,795	596,245
Fannie Mae, Pool #AR1092, 3.00%, 2/1/2028		454,156	469,481

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2014

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT [4]	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #AR5986, 3.00%, 2/1/2028	207,708	$214,748
Fannie Mae, Pool #AB8457, 3.50%, 2/1/2028	988,091	1,041,221
Fannie Mae, Pool #AB8601, 3.00%, 3/1/2028	706,908	730,750
Fannie Mae, Pool #AR6001, 3.00%, 3/1/2028	207,604	214,642
Fannie Mae, Pool #AR6002, 3.00%, 3/1/2028	345,398	357,054
Fannie Mae, Pool #AR8950, 3.00%, 3/1/2028	510,161	527,377
Fannie Mae, Pool #AT3152, 3.00%, 4/1/2028	807,743	834,991
Fannie Mae, Pool #MA1405, 3.00%, 4/1/2028	260,027	268,796
Fannie Mae, Pool #MA1423, 3.50%, 4/1/2028	42,256	44,530
Fannie Mae, Pool #AB9483, 2.50%, 5/1/2028	1,271,670	1,280,780
Fannie Mae, Pool #AT8568, 2.50%, 5/1/2028	1,215,214	1,223,919
Fannie Mae, Pool #AT2899, 3.00%, 5/1/2028	398,932	412,387
Fannie Mae, Pool #AT8059, 2.50%, 7/1/2028	785,356	790,982
Fannie Mae, Pool #AU1270, 2.50%, 7/1/2028	428,492	431,561
Fannie Mae, Pool #AU1783, 2.50%, 8/1/2028	465,367	468,701
Fannie Mae, Pool #AS0945, 2.50%, 11/1/2028	607,600	612,040
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034	1,994,724	2,157,903
Fannie Mae, Pool #MA1903, 4.50%, 5/1/2034	937,624	1,014,321
Fannie Mae, Pool #888021, 6.00%, 12/1/2036	158,947	178,131
Fannie Mae, Pool #909786, 5.50%, 3/1/2037	399,612	441,498
Fannie Mae, Pool #995050, 6.00%, 9/1/2037	437,565	490,360
Fannie Mae, Pool #AB8161, 6.00%, 12/1/2037	1,445,130	1,621,588
Fannie Mae, Pool #933731, 5.50%, 4/1/2038	1,683,825	1,861,561
Fannie Mae, Pool #889576, 6.00%, 4/1/2038	904,075	1,010,555
Fannie Mae, Pool #889624, 5.50%, 5/1/2038	1,844,143	2,035,311
Fannie Mae, Pool #889579, 6.00%, 5/1/2038	921,823	1,030,767
Fannie Mae, Pool #995196, 6.00%, 7/1/2038	50,259	56,351
Fannie Mae, Pool #AD0119, 6.00%, 7/1/2038	701,970	782,203
Fannie Mae, Pool #AD0207, 6.00%, 10/1/2038	2,995,126	3,350,018
Fannie Mae, Pool #AD0220, 6.00%, 10/1/2038	81,641	91,439
Fannie Mae, Pool #AD0307, 5.50%, 1/1/2039	1,900,294	2,097,940
Fannie Mae, Pool #AA7681, 4.50%, 6/1/2039	1,310,876	1,408,203
Fannie Mae, Pool #AD0527, 5.50%, 6/1/2039	290,460	320,846
Fannie Mae, Pool #MA0258, 4.50%, 12/1/2039	1,877,200	2,017,200
Fannie Mae, Pool #AL1595, 6.00%, 1/1/2040	1,743,308	1,943,718
Fannie Mae, Pool #AE0061, 6.00%, 2/1/2040	1,624,922	1,811,123
Fannie Mae, Pool #AL0152, 6.00%, 6/1/2040	2,199,087	2,453,131
Fannie Mae, Pool #AL2581, 6.00%, 6/1/2040	1,274,385	1,427,894
Fannie Mae, Pool #890519, 6.00%, 10/1/2040	3,092,788	3,458,303
Fannie Mae, Pool #AE0951, 4.50%, 2/1/2041	1,148,100	1,233,727
Fannie Mae, Pool #AH9054, 4.50%, 4/1/2041	486,854	523,340
Fannie Mae, Pool #AI2468, 4.50%, 5/1/2041	363,198	390,352
Fannie Mae, Pool #AL0160, 4.50%, 5/1/2041	1,167,765	1,258,635
Fannie Mae, Pool #AJ1415, 4.50%, 9/1/2041	287,444	308,707
Fannie Mae, Pool #AL3454, 3.00%, 4/1/2043	911,536	892,773
Fannie Mae, Pool #AT3045, 3.00%, 4/1/2043	211,841	207,479
Fannie Mae, Pool #AB9782, 3.00%, 7/1/2043	489,281	478,921
Fannie Mae, Pool #MA1489, 3.00%, 7/1/2043	445,353	434,433
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	371,184	397,581
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	110,830	121,778

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2014

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT [4]	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	81,919	$90,024
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	61,719	67,583
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	110,647	121,501
Freddie Mac, Pool #G13331, 5.50%, 10/1/2023	45,279	49,383
Freddie Mac, Pool #E09019, 3.00%, 12/1/2027	496,544	511,916
Freddie Mac, Pool #E09022, 3.00%, 1/1/2028	254,282	262,181
Freddie Mac, Pool #J22551, 3.00%, 1/1/2028	503,950	519,551
Freddie Mac, Pool #J22427, 3.00%, 2/1/2028	394,177	406,500
Freddie Mac, Pool #G14708, 3.50%, 2/1/2028	607,494	638,208
Freddie Mac, Pool #J23444, 3.00%, 4/1/2028	246,933	254,725
Freddie Mac, Pool #C91754, 4.50%, 2/1/2034	1,205,187	1,308,696
Freddie Mac, Pool #C91754, 4.50%, 4/1/2034	1,496,876	1,625,486
Freddie Mac, Pool #G03332, 6.00%, 10/1/2037	170,662	189,828
Freddie Mac, Pool #G03696, 5.50%, 1/1/2038	383,970	422,324
Freddie Mac, Pool #G03926, 6.00%, 2/1/2038	494,715	550,773
Freddie Mac, Pool #G04264, 5.50%, 4/1/2038	1,185,416	1,304,125
Freddie Mac, Pool #G04731, 5.50%, 4/1/2038	712,703	783,911
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038	798,235	877,968
Freddie Mac, Pool #G04601, 5.50%, 7/1/2038	2,534,228	2,791,173
Freddie Mac, Pool #G05956, 5.50%, 7/1/2038	1,757,798	1,933,396
Freddie Mac, Pool #G04587, 5.50%, 8/1/2038	2,557,277	2,812,793
Freddie Mac, Pool #G05671, 5.50%, 8/1/2038	677,565	745,280
Freddie Mac, Pool #G05409, 5.50%, 3/1/2039	874,491	961,995
Freddie Mac, Pool #A86522, 4.50%, 5/1/2039	1,779,367	1,912,856
Freddie Mac, Pool #A89760, 4.50%, 12/1/2039	299,849	322,375
Freddie Mac, Pool #G06021, 5.50%, 1/1/2040	406,664	447,456
Freddie Mac, Pool #G05923, 5.50%, 2/1/2040	246,403	271,130
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	668,007	742,537
Freddie Mac, Pool #G05906, 6.00%, 4/1/2040	409,297	455,752
Freddie Mac, Pool #C09026, 2.50%, 2/1/2043	923,102	861,103
Freddie Mac, Pool #V80002, 2.50%, 4/1/2043	1,144,808	1,067,873
Freddie Mac, Pool #Q19115, 3.00%, 6/1/2043	478,917	468,626

Total Mortgage-Backed Securities (Identified Cost $84,110,330)		85,047,063

Other Agencies - 4.4%
Freddie Mac, 1.75%, 5/30/2019	30,000,000	29,945,280
Freddie Mac, 1.25%, 10/2/2019	15,000,000	14,462,985
Freddie Mac, 1.375%, 5/1/2020	31,300,000	30,071,851

Total Other Agencies (Identified Cost $74,770,651)		74,480,116

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $158,880,981)		159,527,179

SHORT-TERM INVESTMENT- 1.7%

Dreyfus Cash Management, Inc. - Institutional Shares[8], 0.03%,
(Identified Cost $28,619,870)	28,619,870	28,619,870

TOTAL INVESTMENTS - 98.3%
(Identified Cost $1,456,637,990)		1,661,985,868
OTHER ASSETS, LESS LIABILITIES - 1.7%		28,235,610

NET ASSETS - 100%		$1,690,221,478

ADR - American Depositary Receipt

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2014

(unaudited)

CLP - Chilean Peso

EUR - Euro

GBP - British Pound

IO - Interest only

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

SGD - Singapore Dollar

##Less than 0.1%.

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Latest quoted sales price is not available and the latest quoted bid price was used to value the security.

3The rate shown is a fixed rate as of April 30, 2014; the rate becomes floating, based on LIBOR plus a spread, at dates ranging from 2015 to 2022.

4Amount is stated in USD unless otherwise noted.

5Restricted securities—Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid. These securities amount to $96,615,064 or 5.7%, of the Series’ net assets as of April 30, 2014 (see Note 2 to the financial statements).

6The coupon rate is floating and is the effective rate as of April 30, 2014.

7Represents a Payment-In-Kind bond.

8Rate shown is the current yield as of April 30, 2014.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Extended Term Series

April 30, 2014 (unaudited)

ASSETS:

Investments, at value (identified cost $1,456,637,990) (Note 2)	$1,661,985,868
Foreign currency (identified cost $8,733)	8,769
Receivable for securities sold	24,535,748
Receivable for fund shares sold	6,013,455
Interest receivable	5,372,053
Dividends receivable	700,091
Foreign tax reclaims receivable	479,644
Prepaid and other expenses	17,750

TOTAL ASSETS	1,699,113,378

LIABILITIES:

Due to custodian	39,329
Accrued foreign capital gains tax (Note 2)	265
Accrued management fees (Note 3)	1,026,877
Accrued shareholder services fees (Class S) (Note 3)	173,569
Accrued distribution and services (Rule 12b-1) fees (Class C) (Class R) (Note 3)	148,235
Accrued fund accounting and administration fees (Note 3)	70,416
Accrued transfer agent fees (Note 3)	28,619
Payable for securities purchased	4,919,599
Payable for fund shares repurchased	2,358,595
Other payables and accrued expenses	126,396

TOTAL LIABILITIES	8,891,900

TOTAL NET ASSETS	$1,690,221,478

NET ASSETS CONSIST OF:

Capital stock	$1,201,951
Additional paid-in-capital	1,409,782,054
Undistributed net investment income	5,716,960
Accumulated net realized gain on investments, foreign currency and translation of other assets and liabilities	68,155,472
Net unrealized appreciation on investments, (net of foreign capital gains tax of $265), foreign currency and translation of other assets and liabilities	205,365,041

TOTAL NET ASSETS	$1,690,221,478

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Extended Term Series

April 30, 2014 (unaudited)

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($853,091,276/ 47,045,042 shares)	$18.13

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($621,264,842/ 55,272,750 shares)	$11.24

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class C ($151,952,920/ 12,781,521 shares)	$11.89

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class R ($63,912,440/ 5,095,739 shares)	$12.54

The accompanying notes are an integral part of the financial statements.

Statement of Operations - Pro-Blend® Extended Term Series

For the Six Months Ended April 30, 2014 (unaudited)

INVESTMENT INCOME:

Interest	$9,342,437
Dividends (net of foreign taxes withheld, $296,739)	7,649,468

Total Investment Income	16,991,905

EXPENSES:

Management fees (Note 3)	5,955,649
Shareholder services fees (Class S) (Note 3)	1,036,873
Distribution and service (Rule 12b-1) fees (Class C) (Note 3)	677,526
Distribution and service (Rule 12b-1) fees (Class R) (Note 3)	149,927
Fund accounting and administration fees (Note 3)	139,290
Transfer agent fees (Note 3)	103,541
Directors’ fees (Note 3)	15,901
Chief Compliance Officer service fees (Note 3)	1,212
Custodian fees	67,326
Miscellaneous	141,336

Total Expenses	8,288,581

NET INVESTMENT INCOME	8,703,324

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	69,097,503
Foreign currency and translation of other assets and liabilities	(13,367)

69,084,136

Net change in unrealized appreciation (depreciation) on-
Investments (net of increase in accrued foreign capital gains tax of $15)	14,421,133
Foreign currency and translation of other assets and liabilities	(811)

14,420,322

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	83,504,458

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$92,207,782

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets - Pro-Blend® Extended Term Series

	FOR THE SIX MONTHS ENDED 4/30/14 (UNAUDITED)	FOR THE YEAR ENDED 10/31/13
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$8,703,324	$14,935,581
Net realized gain (loss) on investments and foreign currency	69,084,136	98,095,333
Net change in unrealized appreciation (depreciation) on investments and foreign currency	14,420,322	117,871,661

Net increase from operations	92,207,782	230,902,575

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income (Class S)	(3,136,895)	(6,514,289)
From net investment income (Class I)	(4,484,343)	(7,101,607)
From net investment income (Class C)	(325,236)	(592,034)
From net investment income (Class R)	(274,087)	(435,307)
From net realized gain on investments (Class S)	(40,979,535)	(24,653,573)
From net realized gain on investments (Class I)	(43,001,989)	(18,872,811)
From net realized gain on investments (Class C)	(9,490,929)	(3,954,106)
From net realized gain on investments (Class R)	(4,110,857)	(1,729,274)

Total distributions to shareholders	(105,803,871)	(63,853,001)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	152,372,291	38,586,025

Net increase in net assets	138,776,202	205,635,599

NET ASSETS:

Beginning of period	1,551,445,276	1,345,809,677

End of period (including undistributed net investment income of $5,716,960 and $5,234,197, respectively)	$1,690,221,478	$1,551,445,276

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Extended Term Series - Class S

	FOR THE SIX MONTHS ENDED 4/30/14	FOR THE YEARS ENDED
	(UNAUDITED)	10/31/13	10/31/12	10/31/11	10/31/10	10/31/09
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$18.10	$16.01	$15.46	$15.16	$13.32	$11.75

Income from investment operations:
Net investment income[1]	0.10	0.17	0.19	0.23	0.22	0.17
Net realized and unrealized gain on investments	0.90	2.56	1.01	0.26	1.78	1.60

Total from investment operations	1.00	2.73	1.20	0.49	2.00	1.77

Less distributions to shareholders:
From net investment income	(0.07)	(0.14)	(0.19)	(0.19)	(0.16)	(0.20)
From net realized gain on investments	(0.90)	(0.50)	(0.46)	—	—	—

Total distributions to shareholders	(0.97)	(0.64)	(0.65)	(0.19)	(0.16)	(0.20)

Net asset value - End of period	$18.13	$18.10	$16.01	$15.46	$15.16	$13.32

Net assets - End of period (000’s omitted)	$853,091	$820,370	$792,804	$716,536	$676,524	$511,700

Total return[2]	5.87%	17.56%	8.26%	3.26%	15.17%	15.47%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.06%[3]	1.06%	1.07%	1.08%	1.07%	1.10%
Net investment income	1.08%[3]	1.03%	1.20%	1.49%	1.52%	1.48%
Series portfolio turnover	33%	64%	58%	65%	62%	62%

*The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	N/A	N/A	N/A	N/A	0.00%[4]	0.01%

1Calculated based on average shares outstanding during the period.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

3Annualized.

4Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Extended Term Series - Class I

	FOR THE SIX MONTHS ENDED 4/30/14	FOR THE YEARS ENDED
	(UNAUDITED)	10/31/13	10/31/12	10/31/11	10/31/10	10/31/09
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.60	$10.50	$10.38	$10.26	$9.08	$8.10

Income from investment operations:
Net investment income[1]	0.07	0.14	0.15	0.18	0.17	0.13
Net realized and unrealized gain on investments	0.56	1.64	0.66	0.17	1.22	1.10

Total from investment operations	0.63	1.78	0.81	0.35	1.39	1.23

Less distributions to shareholders:
From net investment income	(0.09)	(0.18)	(0.23)	(0.23)	(0.21)	(0.25)
From net realized gain on investments	(0.90)	(0.50)	(0.46)	—	—	—

Total distributions to shareholders	(0.99)	(0.68)	(0.69)	(0.23)	(0.21)	(0.25)

Net asset value - End of period	$11.24	$11.60	$10.50	$10.38	$10.26	$9.08

Net assets - End of period (000’s omitted)	$621,265	$547,522	$429,157	$321,632	$278,210	$98,015

Total return[2]	6.03%	17.80%	8.60%	3.43%	15.39%	15.82%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.81%[3]	0.81%	0.82%	0.83%	0.83%	0.85%
Net investment income	1.33%[3]	1.27%	1.45%	1.74%	1.76%	1.59%
Series portfolio turnover	33%	64%	58%	65%	62%	62%

*The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	N/A	N/A	N/A	N/A	0.00%[4]	0.00%[4]

1Calculated based on average shares outstanding during the period.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3Annualized.

4Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Extended Term Series - Class C

	FOR THE SIX MONTHS ENDED 4/30/14	FOR THE YEARS ENDED			FOR THE PERIOD 1/4/10[1] TO
	(UNAUDITED)	10/31/13	10/31/12	10/31/11	10/31/10
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.21	$11.02	$10.86	$10.74	$10.00

Income from investment operations:
Net investment income[2]	0.02	0.03	0.05	0.08	0.06
Net realized and unrealized gain on investments	0.59	1.73	0.70	0.19	0.73

Total from investment operations	0.61	1.76	0.75	0.27	0.79

Less distributions to shareholders:
From net investment income	(0.03)	(0.07)	(0.13)	(0.15)	(0.05)
From net realized gain on investments	(0.90)	(0.50)	(0.46)	—	—

Total distributions to shareholders	(0.93)	(0.57)	(0.59)	(0.15)	(0.05)

Net asset value - End of period	$11.89	$12.21	$11.02	$10.86	$10.74

Net assets - End of period (000’s omitted)	$151,953	$124,854	$85,588	$68,436	$29,468

Total return[3]	5.48%	16.65%	7.51%	2.49%	7.97%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.81%[4]	1.81%	1.82%	1.83%	1.83%[4]
Net investment income	0.33%[4]	0.27%	0.44%	0.71%	0.75%[4]
Series portfolio turnover	33%	64%	58%	65%	62%

*The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	N/A	N/A	N/A	N/A	0.00%[4,5]

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

5Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Extended Term Series - Class R

	FOR THE SIX MONTHS ENDED 4/30/14	FOR THE YEARS ENDED			FOR THE PERIOD 6/30/10[1] TO
	(UNAUDITED)	10/31/13	10/31/12	10/31/11	10/31/10
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.83	$11.54	$11.36	$11.22	$10.00

Income from investment operations:
Net investment income[2]	0.05	0.09	0.10	0.11	0.02
Net realized and unrealized gain on investments	0.62	1.82	0.74	0.23	1.20

Total from investment operations	0.67	1.91	0.84	0.34	1.22

Less distributions to shareholders:
From net investment income	(0.06)	(0.12)	(0.20)	(0.20)	—
From net realized gain on investments	(0.90)	(0.50)	(0.46)	—	—

Total distributions to shareholders	(0.96)	(0.62)	(0.66)	(0.20)	—

Net asset value - End of period	$12.54	$12.83	$11.54	$11.36	$11.22

Net assets - End of period (000’s omitted)	$63,912	$58,700	$38,261	$8,281	$112

Total return[3]	5.70%	17.28%	8.03%	3.04%	12.20%
Ratios (to average net assets)/Supplemental Data:
Expenses	1.31%[4]	1.31%	1.33%	1.33%	1.33%[4]
Net investment income	0.83%[4]	0.77%	0.90%	0.97%	0.43%[4]
Series portfolio turnover	33%	64%	58%	65%	62%

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

Shareholder Expense Example - Pro-Blend® Maximum Term Series

(unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the Hypothetical lines for each class in the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 11/1/13	ENDING ACCOUNT VALUE 4/30/14	EXPENSES PAID DURING PERIOD 11/1/13-4/30/13*	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,071.30	$5.50	1.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.49	$5.36	1.07%
Class I
Actual	$1,000.00	$1,073.50	$4.22	0.82%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.73	$4.11	0.82%
Class C
Actual	$1,000.00	$1,067.80	$9.33	1.82%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.77	$9.10	1.82%
Class R
Actual	$1,000.00	$1,070.40	$6.78	1.32%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.25	$6.61	1.32%

*Expenses are equal to the Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Portfolio Composition - Pro-Blend® Maximum Term Series

As of April 30, 2014 (unaudited)

Sector Allocation[2]
Consumer Discretionary	16.3%
Consumer Staples	15.0%
Information Technology	14.4%
Energy	12.9%
Health Care	11.9%
Financials	8.1%
Industrials	7.6%
Materials	5.9%
Telecommunication Services	0.5%
Utilities	0.0%[3]
[2] Including common stocks and corporate bonds, as a percentage of total investments. [3] Less than 0.01%.

Top Ten Stock Holdings[4]
Hess Corp.	2.4%
EMC Corp.	2.2%
Alcoa, Inc.	1.8%
Cameron International Corp.	1.8%
Unilever plc - ADR (United Kingdom)	1.7%
Nestle S.A. (Switzerland)	1.7%
Schlumberger Ltd.	1.6%
Cerner Corp.	1.5%
Baker Hughes, Inc.	1.4%
eBay, Inc.	1.4%
4 As a percentage of total investments.

Investment Portfolio - April 30, 2014

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 86.3%

Consumer Discretionary - 15.7%
Auto Components - 0.1%
F.C.C. Co. Ltd. (Japan)[1]	7,700	$131,621
Hankook Tire Co. Ltd. (South Korea)[1]	12,429	721,104
Mando Corp. (South Korea)[1]	1,400	168,417
Musashi Seimitsu Industry Co. Ltd. (Japan)[1]	8,100	178,742
Nissin Kogyo Co. Ltd. (Japan)[1]	11,000	203,027

		1,402,911

Automobiles - 0.0%##
Hyundai Motor Co. (South Korea)[1]	1,000	222,967
Toyota Motor Corp. (Japan)[1]	4,300	232,321

		455,288

Diversified Consumer Services - 0.7%
Anhanguera Educacional Participacoes S.A. (Brazil)	72,360	447,839
Apollo Education Group, Inc.*	252,280	7,280,801

		7,728,640

Hotels, Restaurants & Leisure - 1.4%
Arcos Dorados Holdings, Inc., - Class A (Argentina)	9,440	85,998
Hyatt Hotels Corp. - Class A*	4,050	227,934
InterContinental Hotels Group plc
(United Kingdom)[1]	6,098	208,407
Orient-Express Hotels Ltd. - ADR - Class A*	12,020	157,462
Royal Caribbean Cruises Ltd.	13,400	711,942
Whistler Blackcomb Holdings, Inc. (Canada)	8,110	121,348
Whitbread plc (United Kingdom)[1]	9,940	685,618
Yum! Brands, Inc.	175,550	13,515,595

		15,714,304

Household Durables - 1.2%
DR Horton, Inc.	203,460	4,533,089
Lennar Corp. - Class A	96,200	3,712,358
LG Electronics, Inc. (South Korea)[1]	4,820	321,041
LGI Homes, Inc.*	3,620	53,286
Nikon Corp. (Japan)[1]	9,900	155,217
PulteGroup, Inc.	17,880	328,813
Toll Brothers, Inc.*	111,550	3,819,472
WCI Communities, Inc.*	3,200	61,344

		12,984,620

Internet & Catalog Retail - 2.1%
Amazon.com, Inc.*	30,620	9,312,461
Expedia, Inc.	9,090	645,299
Groupon, Inc.*	112,550	786,725
HomeAway, Inc.*	111,710	3,643,980
Ocado Group plc (United Kingdom)*[1]	10,310	58,688
Shutterfly, Inc.*	194,820	7,973,983
TripAdvisor, Inc.*	14,290	1,153,775

		23,574,911

Media - 8.6%
AMC Networks, Inc. - Class A*	126,780	8,325,643
British Sky Broadcasting Group plc (United Kingdom)[1]	27,060	402,053
DIRECTV*	200,890	15,589,064
Liberty Global plc - ADR (United Kingdom)	132,640	5,281,725
Liberty Global plc - Class C - ADR (United Kingdom)	136,120	5,231,092
Mediaset Espana Comunicacion S.A. (Spain)*[1]	28,270	313,698
Morningstar, Inc.	9,970	731,100
Nexstar Broadcasting Group, Inc. - Class A	54,170	2,158,675
ProSiebenSat.1 Media AG (Germany)[1]	1,590	69,591
Reed Elsevier plc - ADR (United Kingdom)	5,125	303,093
Sinclair Broadcast Group, Inc. - Class A	230,760	6,168,215
Societe Television Francaise 1 (France)[1]	11,160	190,032
Starz - Class A*	355,270	11,464,563
Time Warner, Inc.	195,630	13,001,570
Tribune Co.*	52,770	4,102,867
Twenty-First Century Fox, Inc. - Class A	442,480	14,168,210
Viacom, Inc. - Class B	113,030	9,605,289
ZON OPTIMUS SGPS S.A. (Portugal)[1]	60,650	438,764

		97,545,244

Multiline Retail - 0.0%##
Marks & Spencer Group plc (United Kingdom)[1]	18,610	139,134

Specialty Retail - 0.4%
American Eagle Outfitters, Inc.	76,160	880,410
Belle International Holdings Ltd. (Hong Kong)[1]	291,900	303,524
China ZhengTong Auto Services Holdings Ltd. (China)*[1]	157,000	85,785
Dick’s Sporting Goods, Inc.	21,980	1,157,467
Groupe Fnac S.A. (France)*[1]	246	11,756
Hennes & Mauritz AB - Class B (Sweden)[1]	6,720	275,069
Kingfisher plc (United Kingdom)[1]	200,860	1,421,356
Komeri Co. Ltd. (Japan)[1]	8,100	219,334

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2014

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Specialty Retail (continued)
SA SA International Holdings Ltd. (Hong Kong)[1]	316,000	$265,515

		4,620,216

Textiles, Apparel & Luxury Goods - 1.2%
adidas AG (Germany)[1]	4,050	432,951
Daphne International Holdings Ltd. (China)[1]	252,000	101,174
Gildan Activewear, Inc. (Canada)	21,830	1,116,605
Hugo Boss AG (Germany)[1]	2,140	297,305
Kering (France)[1]	1,965	434,601
Lululemon Athletica, Inc.*	232,590	10,682,859

		13,065,495

Total Consumer Discretionary		177,230,763

Consumer Staples - 14.8%
Beverages - 5.4%
AMBEV S.A. - ADR (Brazil)*	2,013,080	14,594,830
Anheuser - Busch InBev N.V. (Belgium)[1]	140,800	15,346,593
Carlsberg A/S - Class B (Denmark)[1]	4,950	495,160
Cia Cervecerias Unidas S.A. - ADR (Chile)	8,575	202,113
The Coca-Cola Co.	377,270	15,388,843
Diageo plc (United Kingdom)[1]	24,560	752,510
Monster Beverage Corp.*	9,070	607,327
SABMiller plc (United Kingdom)[1]	235,700	12,834,033
Treasury Wine Estates Ltd. (Australia)[1]	244,710	871,491
Tsingtao Brewery Co. Ltd. - Class H (China)[1]	70,000	511,125

		61,604,025

Food & Staples Retailing - 1.0%
Carrefour S.A. (France)[1]	25,708	1,002,124
Casino Guichard-Perrachon S.A. (France)[1]	2,880	366,979
Dairy Farm International Holdings Ltd. (Hong Kong)[1]	35,100	358,371
Distribuidora Internacional de Alimentacion S.A. (Spain)[1]	62,700	560,880
Raia Drogasil S.A. (Brazil)	14,500	124,337
Tesco plc (United Kingdom)[1]	1,603,170	7,941,951
Wal-Mart de Mexico S.A.B. de C.V. - Class V (Mexico)	143,500	363,062
Whole Foods Market, Inc.	4,060	201,782

		10,919,486

Food Products - 6.1%
Annie’s, Inc.*	21,560	700,916
Barry Callebaut AG (Switzerland)[1]	390	530,029
Charoen Pokphand Foods PCL (Thailand)[1]	507,010	423,992
Danone (France)[1]	103,500	7,642,335
Dean Foods Co.	36,930	584,971
Grupo Bimbo S.A.B. de C.V. - Class A (Mexico)	128,690	354,905
Ingredion, Inc.	134,330	9,463,549
Keurig Green Mountain, Inc.	8,910	834,689
M Dias Branco S.A. (Brazil)	4,800	206,660
Mead Johnson Nutrition Co.	112,340	9,915,128
Nestle S.A. (Switzerland)[1]	242,280	18,724,437
Unilever plc - ADR (United Kingdom)	431,720	19,315,153

		68,696,764

Household Products - 1.3%
Energizer Holdings, Inc.	127,950	14,290,735
Reckitt Benckiser Group plc (United Kingdom)[1]	7,200	581,224

		14,871,959

Personal Products - 0.0%##
Natura Cosmeticos S.A. (Brazil)	7,570	130,368

Tobacco - 1.0%
Gudang Garam Tbk PT (Indonesia)[1]	34,500	169,024
Imperial Tobacco Group plc (United Kingdom)[1]	250,610	10,829,912
Swedish Match AB (Sweden)[1]	11,100	380,806

		11,379,742

Total Consumer Staples		167,602,344

Energy - 12.1%
Energy Equipment & Services - 6.1%
Anton Oilfield Services Group (China)[1]	66,000	43,830
Baker Hughes, Inc.	231,390	16,174,161
Cameron International Corp.*	310,780	20,188,269
CGG S.A. (France)*[1]	9,572	165,613
Eurasia Drilling Co. Ltd. - GDR (Russia)[1]	9,740	240,091
Fugro N.V. (Netherlands)[1]	1,600	106,023
Petroleum Geo - Services ASA (Norway)[1]	7,380	89,104
Saipem S.p.A. (Italy)[1]	15,450	414,414
Schlumberger Ltd.	172,730	17,540,732
SPT Energy Group, Inc. (China)[1]	92,000	50,068
Trican Well Service Ltd. (Canada)	24,200	346,645
Weatherford International Ltd. - ADR*	656,920	13,795,320

		69,154,270

Oil, Gas & Consumable Fuels - 6.0%
Apache Corp.	163,690	14,208,292
Cameco Corp. (Canada)	84,310	1,794,960
The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2014

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Cloud Peak Energy, Inc.*	56,480	$1,112,091
Encana Corp. (Canada)	278,150	6,455,861
EOG Resources, Inc.	37,420	3,667,160
Hess Corp.	301,580	26,888,873
Koninklijke Vopak N.V. (Netherlands)[1]	3,260	162,547
Pacific Rubiales Energy Corp. (Colombia)	20,850	340,319
Peabody Energy Corp.	473,920	9,009,219
Range Resources Corp.	31,400	2,840,130
Royal Dutch Shell plc - Class B (Netherlands)[1]	7,474	317,352
Royal Dutch Shell plc - Class B - ADR (Netherlands)	7,420	628,103
Statoil ASA (Norway)[1]	11,920	363,386
Talisman Energy, Inc. (Canada)	40,030	413,795
Whitehaven Coal Ltd. (Australia)*[1]	32,000	43,606

		68,245,694

Total Energy		137,399,964

Financials - 5.0%
Banks - 0.4%
Hong Leong Financial Group Berhad (Malaysia)[1]	105,620	495,497
HSBC Holdings plc (United Kingdom)[1]	32,180	328,801
ICICI Bank Ltd. - ADR (India)	6,670	284,609
KeyCorp.	54,670	745,699
Popular, Inc.*	37,690	1,164,621
Shinhan Financial Group Co. Ltd. (South Korea)[1]	7,820	341,331
Sumitomo Mitsui Trust Holdings, Inc. (Japan)[1]	92,000	379,104
Synovus Financial Corp.	204,430	656,220

		4,395,882

Capital Markets - 0.1%
CETIP S.A. - Mercados Organizados (Brazil)	8,610	109,162
Daiwa Securities Group, Inc. (Japan)[1]	38,000	284,941
Legg Mason, Inc.	24,320	1,140,365

		1,534,468

Diversified Financial Services - 1.4%
Berkshire Hathaway, Inc. - Class B*	980	126,273
JSE Ltd. (South Africa)[1]	35,430	324,984
McGraw Hill Financial, Inc.	97,440	7,203,739
MSCI, Inc.*	209,560	8,495,562

		16,150,558

Insurance - 0.4%
Admiral Group plc (United Kingdom)[1]	8,330	196,717
Allianz SE (Germany)[1]	7,740	1,346,989
AXA S.A. (France)[1]	9,215	240,474
Brasil Insurance Participacoes e Administracao S.A. (Brazil)	30,400	136,065
Mapfre S.A. (Spain)[1]	226,030	953,281
Muenchener Rueckversicherungs AG (MunichRe) (Germany)[1]	3,663	846,734
Zurich Insurance Group AG (Switzerland)[1]	1,410	404,330

		4,124,590

Real Estate Investment Trusts (REITS) - 1.9%
Agree Realty Corp.	7,700	229,999
Alexandria Real Estate Equities, Inc.	3,800	280,516
Alstria Office REIT AG (Germany)[1]	41,540	573,134
American Campus Communities, Inc.	7,200	275,040
Apartment Investment & Management Co. - Class A	14,700	453,201
Associated Estates Realty Corp.	15,610	261,936
AvalonBay Communities, Inc.	1,710	233,501
BioMed Realty Trust, Inc.	34,100	712,690
Boston Properties, Inc.	3,220	377,191
Camden Property Trust	3,500	239,715
CBL & Associates Properties, Inc.	83,100	1,509,927
Chesapeake Lodging Trust	9,890	266,931
CoreSite Realty Corp.	8,370	254,615
Corporate Office Properties Trust	20,750	555,063
Crown Castle International Corp.	1,770	128,732
CubeSmart	12,470	231,942
Education Realty Trust, Inc.	19,080	194,616
Equity Lifestyle Properties, Inc.	7,640	319,887
Equity Residential	3,720	221,117
Essex Property Trust, Inc.	1,240	214,843
General Growth Properties, Inc.	14,200	326,174
Glimcher Realty Trust	14,660	149,385
HCP, Inc.	7,450	311,857
Health Care REIT, Inc.	6,930	437,214
Healthcare Trust of America, Inc.*	19,330	225,968
Home Properties, Inc.	7,540	464,464
Host Hotels & Resorts, Inc.	19,393	415,980
Kimco Realty Corp.	14,610	334,861
Kite Realty Group Trust	19,700	122,140
Lexington Realty Trust	22,520	242,315
Mack-Cali Realty Corp.	11,140	226,922
Mid-America Apartment Communities, Inc.	3,100	215,915
Pebblebrook Hotel Trust	12,950	445,998
Plum Creek Timber Co., Inc.	5,090	221,924
Potlatch Corp.	2,220	84,871

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2014

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Public Storage	1,570	$275,551
Rayonier, Inc.	2,730	123,123
Retail Properties of America, Inc. - Class A	9,470	135,610
Simon Property Group, Inc.	3,890	673,748
Sovran Self Storage, Inc.	6,630	503,217
Spirit Realty Capital, Inc.	11,560	124,501
UDR, Inc.	14,710	380,401
Westfield Group (Australia)[1]	26,000	265,310
Weyerhaeuser Co.	256,680	7,661,898

		21,903,943

Real Estate Management & Development - 0.7%
Forest City Enterprises, Inc. - Class A*	6,840	129,344
General Shopping Brasil S.A. (Brazil)*	51,120	158,421
Realogy Holdings Corp.*	175,190	7,366,739

		7,654,504

Thrifts & Mortgage Finance - 0.1%
Aareal Bank AG (Germany)*[1]	9,707	441,228

Total Financials		56,205,173

Health Care - 11.6%
Biotechnology - 0.2%
BioMarin Pharmaceutical, Inc.*	10,970	638,783
Green Cross Corp. (South Korea)[1]	4,349	537,498
Seattle Genetics, Inc.*	17,200	661,856

		1,838,137

Health Care Equipment & Supplies - 3.3%
Alere, Inc.*	399,540	13,344,636
Becton, Dickinson and Co.	96,615	10,920,394
BioMerieux (France)[1]	9,870	1,077,785
Carl Zeiss Meditec AG (Germany)[1]	10,360	315,425
The Cooper Companies, Inc.	6,180	815,204
HeartWare International, Inc.*	16,590	1,409,486
Neogen Corp.*	10,515	439,264
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)[1]	1,125,800	1,140,648
Sonova Holding AG (Switzerland)[1]	770	111,238
Straumann Holding AG (Switzerland)[1]	1,250	277,389
Thoratec Corp.*	36,940	1,210,893
Volcano Corp.*	366,190	6,430,296

		37,492,658

Health Care Providers & Services - 3.3%
Bio-Reference Laboratories, Inc.*	29,420	747,268
Brookdale Senior Living, Inc.*	3,910	124,495
Catamaran Corp.*	183,800	6,938,450
DaVita Healthcare Partners, Inc.*	154,980	10,740,114
Express Scripts Holding Co.*	104,750	6,974,255
Fresenius Medical Care AG & Co. KGaA (Germany)[1]	69,840	4,811,803
Fresenius Medical Care AG & Co. KGaA - ADR (Germany)	9,300	319,455
HCA Holdings, Inc.*	63,270	3,290,040
Life Healthcare Group Holdings Ltd. (South Africa)[1]	143,840	571,987
Odontoprev S.A. (Brazil)	64,770	261,433
Qualicorp S.A. (Brazil)*	8,180	80,342
Quest Diagnostics, Inc.	13,230	739,954
Sonic Healthcare Ltd. (Australia)[1]	7,560	124,703
Tenet Healthcare Corp.*	15,530	700,092
Universal Health Services, Inc. - Class B	8,700	711,573

		37,135,964

Health Care Technology - 1.4%
Cerner Corp.*	320,060	16,419,078

Life Sciences Tools & Services - 0.9%
Gerresheimer AG (Germany)[1]	2,810	190,762
QIAGEN N.V.*[1]	9,840	216,024
QIAGEN N.V. - ADR*	442,670	9,694,473

		10,101,259

Pharmaceuticals - 2.5%
AstraZeneca plc (United Kingdom)[1]	2,175	171,682
AstraZeneca plc - ADR (United Kingdom)	12,710	1,004,725
Bayer AG (Germany)[1]	11,706	1,627,620
GlaxoSmithKline plc (United Kingdom)[1]	10,705	295,784
Johnson & Johnson	156,460	15,847,833
Novo Nordisk A/S - Class B (Denmark)[1]	3,960	179,729
Sanofi (France)[1]	2,240	241,740
Sanofi - ADR (France)	148,460	7,987,148
Shire plc (Ireland)[1]	16,590	948,810
Teva Pharmaceutical Industries Ltd. - ADR (Israel)	6,650	324,919

		28,629,990

Total Health Care		131,617,086

Industrials - 7.1%
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	184,030	10,839,367

Airlines - 0.3%
Gol Linhas Aereas Inteligentes S.A. - ADR (Brazil)*	370,410	2,407,665

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2014

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Airlines (continued)
Latam Airlines Group S.A. - ADR (Chile)	86,529	$1,326,490

		3,734,155

Building Products - 0.1%
Allegion plc - ADR	13,850	683,497

Commercial Services & Supplies - 0.1%
Aggreko plc (United Kingdom)[1]	13,860	369,912
MiX Telematics Ltd. - ADR (South Africa)*	9,380	98,490
Tomra Systems ASA (Norway)[1]	47,870	444,933

		913,335

Electrical Equipment - 0.1%
Alstom S.A. (France)[1]	14,500	599,197
Nexans S.A. (France)[1]	2,926	164,738
Polypore International, Inc.*	3,570	123,808
Schneider Electric S.A. (France)[1]	5,000	469,354

		1,357,097

Industrial Conglomerates - 1.1%
General Electric Co.	398,700	10,721,043
Siemens AG (Germany)[1]	10,500	1,385,161

		12,106,204

Machinery - 2.4%
AGCO Corp.	4,010	223,357
Andritz AG (Austria)[1]	5,600	347,867
Briggs & Stratton Corp.	49,760	1,063,371
Caterpillar, Inc.	58,180	6,132,172
Deere & Co.	2,000	186,680
FANUC Corp. (Japan)[1]	1,600	288,697
Joy Global, Inc.	179,430	10,833,983
Kennametal, Inc.	2,050	95,797
KUKA AG (Germany)[1]	2,580	132,273
Pentair Ltd. - ADR	5,510	409,338
SKF AB - Class B (Sweden)[1]	5,280	137,112
Terex Corp.	25,180	1,090,042
Westport Innovations, Inc. - ADR (Canada)*	134,790	1,768,445
Xylem, Inc.	126,890	4,769,795

		27,478,929

Marine - 0.0%##
Pacific Basin Shipping Ltd. (Hong Kong)[1]	36,000	21,008
Sinotrans Shipping Ltd. (China)[1]	649,400	187,878

		208,886

Professional Services - 0.8%
Equifax, Inc.	114,960	8,140,318
Experian plc (United Kingdom)[1]	22,420	431,067
SGS S.A. (Switzerland)[1]	110	274,791

		8,846,176

Road & Rail - 0.2%
Heartland Express, Inc.	34,070	741,363
Hertz Global Holdings, Inc.*	53,460	1,522,006

		2,263,369

Trading Companies & Distributors - 1.1%
Brenntag AG (Germany)[1]	2,940	532,582
Fastenal Co.	228,700	11,453,296

		11,985,878

Total Industrials		80,416,893

Information Technology - 14.2%
Communications Equipment - 2.6%
Alcatel-Lucent - ADR (France)	201,650	786,435
ARRIS Group, Inc.*	24,000	626,160
Juniper Networks, Inc.*	400,560	9,889,826
Palo Alto Networks, Inc.*	70,550	4,485,569
Polycom, Inc.*	97,060	1,193,838
Qualcomm, Inc.	149,510	11,767,932
Riverbed Technology, Inc.*	34,380	668,691

		29,418,451

Electronic Equipment, Instruments & Components - 0.5%
FLIR Systems, Inc.	108,250	3,684,830
Hitachi Ltd. (Japan)[1]	164,000	1,169,146
Keyence Corp. (Japan)[1]	1,146	442,083

		5,296,059

Internet Software & Services - 3.0%
Angie’s List, Inc.*	45,870	518,790
eBay, Inc.*	305,940	15,856,870
Facebook, Inc. - Class A*	68,480	4,093,734
Google, Inc. - Class A*	9,630	5,150,894
Google, Inc. - Class C*	9,630	5,071,736
MercadoLibre, Inc. (Argentina)	7,000	652,890
NetEase, Inc. - ADR (China)	4,620	314,576
Qihoo 360 Technology Co. Ltd. - ADR (China)*	1,500	126,570
Tencent Holdings Ltd. (China)[1]	6,000	377,760
Trulia, Inc.*	15,540	528,360
Zillow, Inc. - Class A*	9,010	979,387

		33,671,567

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2014

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)
IT Services - 2.3%
Amdocs Ltd. - ADR	108,270	$5,037,803
EVERTEC, Inc.	53,542	1,260,379
InterXion Holding N.V. - ADR (Netherlands)*	3,420	88,407
MasterCard, Inc. - Class A	78,600	5,781,030
VeriFone Systems, Inc.*	253,470	8,476,037
Visa, Inc. - Class A	27,900	5,652,819

		26,296,475

Semiconductors & Semiconductor Equipment - 0.1%
Samsung Electronics Co. Ltd. (South
Korea)[1]	660	860,614
Tokyo Electron Ltd. (Japan)[1]	9,300	528,945

		1,389,559

Software - 2.3%
Aspen Technology, Inc.*	1,510	64,915
Aveva Group plc (United Kingdom)[1]	7,831	279,213
Check Point Software Technologies Ltd. (Israel)*	460	29,468
Electronic Arts, Inc.*	268,880	7,609,304
Fortinet, Inc.*	559,360	12,294,733
Imperva, Inc.*	1,160	26,541
Nuance Communications, Inc.*	233,690	3,760,072
SAP AG (Germany)[1]	13,420	1,084,698
Temenos Group AG (Switzerland)[1]	14,500	519,898
Totvs S.A. (Brazil)	23,710	389,079

		26,057,921

Technology Hardware, Storage & Peripherals - 3.4%
Apple, Inc.	22,648	13,364,358
Canon, Inc. (Japan)[1]	4,500	141,007
EMC Corp.	941,140	24,281,412
Stratasys Ltd.*	1,140	110,432

		37,897,209

Total Information Technology		160,027,241

Materials - 5.6%
Chemicals - 3.5%
Akzo Nobel N.V. (Netherlands)[1]	1,050	80,915
BASF SE (Germany)[1]	4,330	502,304
Linde AG (Germany)[1]	5,330	1,106,959
Monsanto Co.	126,100	13,959,270
The Mosaic Co.	267,650	13,393,206
Potash Corp. of Saskatchewan, Inc. (Canada)	231,650	8,376,464
Sociedad Quimica y Minera de Chile S.A. - ADR (Chile)	52,490	1,674,431
Umicore S.A. (Belgium)[1]	7,050	345,582
Yingde Gases Group Co. Ltd. (China)[1]	169,000	170,644

		39,609,775

Construction Materials - 0.0%##
CRH plc (Ireland)[1]	4,820	140,516
Holcim Ltd. (Switzerland)[1]	2,090	191,687

		332,203

Metals & Mining - 2.1%
Alcoa, Inc.	1,519,720	20,470,629
Alumina Ltd. (Australia)*[1]	217,340	273,010
Impala Platinum Holdings Ltd. (South Africa)[1]	17,990	202,806
Norsk Hydro ASA (Norway)[1]	65,820	353,006
Stillwater Mining Co.*	137,320	2,166,910
ThyssenKrupp AG (Germany)*[1]	6,690	190,947

		23,657,308

Total Materials		63,599,286

Telecommunication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Telefonica S.A. - ADR (Spain)	39,010	653,417
Telenor ASA - ADR (Norway)[2]	9,830	695,964

		1,349,381

Wireless Telecommunication Services - 0.1%
America Movil S.A.B. de C.V. - Class L - ADR (Mexico)	15,850	318,268
MTN Group Ltd. (South Africa)[1]	7,410	148,658

		466,926

Total Telecommunication Services		1,816,307

TOTAL COMMON STOCKS
(Identified Cost $830,632,344)		975,915,057

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2014

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	PRINCIPAL AMOUNT [3]	VALUE (NOTE 2)

CORPORATE BONDS - 5.5%

Non-Convertible Corporate Bonds - 5.5%
Consumer Discretionary - 0.5%
Auto Components - 0.1%
Icahn Enterprises LP - Icahn
Enterprises Finance Corp.[4], 3.50%, 3/15/2017	175,000	$176,312
Icahn Enterprises LP - Icahn Enterprises Finance Corp.[4], 6.00%, 8/1/2020	250,000	263,750
Icahn Enterprises LP - Icahn Enterprises Finance Corp.[4], 5.875%, 2/1/2022	190,000	192,850

		632,912

Automobiles - 0.0%##
Ford Motor Credit Co. LLC, 8.125%, 1/15/2020	300,000	381,523

Diversified Consumer Services - 0.2%
Block Financial LLC, 5.50%, 11/1/2022	1,500,000	1,616,645

Household Durables - 0.0%##
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	425,000	425,000

Media - 0.1%
CCO Holdings LLC - CCO Holdings Capital Corp., 5.25%, 3/15/2021	275,000	280,156
Cogeco Cable, Inc. (Canada)[4], 4.875%, 5/1/2020	185,000	185,925
Columbus International, Inc. (Barbados)[4], 7.375%, 3/30/2021	200,000	209,000
Numericable Group S.A. (France)[4], 6.00%, 5/15/2022	280,000	286,650

		961,731

Multiline Retail - 0.1%
Macy’s Retail Holdings, Inc., 2.875%, 2/15/2023	850,000	805,316

Textiles, Apparel & Luxury Goods - 0.0%##
SIWF Merger Sub, Inc. - Springs Industries, Inc.[4], 6.25%, 6/1/2021	425,000	442,000

Total Consumer Discretionary		5,265,127

Consumer Staples - 0.1%
Food Products - 0.1%
Pinnacle Operating Corp.[4], 9.00%, 11/15/2020	425,000	456,875

Household Products - 0.0%##
Harbinger Group, Inc., 7.75%, 1/15/2022	170,000	171,275

Tobacco - 0.0%##
Vector Group Ltd.[4], 7.75%, 2/15/2021	265,000	283,550

Total Consumer Staples		911,700

Energy - 0.6%
Energy Equipment & Services - 0.1%
Calfrac Holdings LP (Canada)[4], 7.50%, 12/1/2020	425,000	449,437
Parker Drilling Co.[4], 6.75%, 7/15/2022	255,000	263,925
PHI, Inc.[4], 5.25%, 3/15/2019	275,000	279,125
Shelf Drilling Holdings Ltd. (United Arab Emirates)[4], 8.625%, 11/1/2018	425,000	457,937

		1,450,424

Oil, Gas & Consumable Fuels - 0.5%
Chesapeake Energy Corp.[5], 3.479%, 4/15/2019	280,000	282,800
Chesapeake Oilfield Operating LLC - Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/2019	365,000	380,513
Denbury Resources, Inc., 5.50%, 5/1/2022	290,000	293,263
Energy XXI Gulf Coast, Inc.[4], 7.50%, 12/15/2021	425,000	449,437
FTS International, Inc.[4], 6.25%, 5/1/2022	195,000	197,437
Jones Energy Holdings LLC - Jones Energy Finance Corp.[4], 6.75%, 4/1/2022	275,000	285,313
Petrobras Global Finance B.V. (Brazil)[5], 1.849%, 5/20/2016	1,300,000	1,291,875
Petroleos Mexicanos (Mexico), 8.00%, 5/3/2019	1,400,000	1,709,750
Sabine Pass Liquefaction LLC, 5.625%, 2/1/2021	425,000	438,813

		5,329,201

Total Energy		6,779,625

Financials - 3.1%
Banks - 0.6%
BBVA Bancomer S.A. (Mexico)[4], 6.75%, 9/30/2022	1,100,000	1,226,500
BBVA US Senior S.A.U. (Spain), 4.664%, 10/9/2015	745,000	782,199
Intesa Sanpaolo S.p.A. (Italy), 2.375%, 1/13/2017	825,000	833,405

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2014

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	PRINCIPAL AMOUNT [3]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
Intesa Sanpaolo S.p.A. (Italy), 3.875%, 1/15/2019	790,000	$821,416
Lloyds Bank plc (United Kingdom)[4], 6.50%, 9/14/2020	1,385,000	1,596,020
Royal Bank of Scotland Group plc (United Kingdom), 6.125%, 12/15/2022	190,000	202,229
The Royal Bank of Scotland plc (United Kingdom)[5], 1.173%, 3/31/2017	1,750,000	1,753,507

		7,215,276

Capital Markets - 0.6%
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018	870,000	996,839
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020	1,310,000	1,469,998
The Goldman Sachs Group, Inc.[5], 1.833%, 11/29/2023	780,000	797,293
Morgan Stanley, 2.125%, 4/25/2018	790,000	791,928
Morgan Stanley, 5.50%, 1/26/2020	1,450,000	1,642,524
Morgan Stanley, 5.75%, 1/25/2021	695,000	797,421

		6,496,003

Consumer Finance - 0.3%
Ally Financial, Inc., 6.75%, 12/1/2014	425,000	438,812
Capital One Bank USA National Association, 2.15%, 11/21/2018	790,000	790,315
CNG Holdings, Inc.[4], 9.375%, 5/15/2020	425,000	386,750
Discover Bank, 4.20%, 8/8/2023	800,000	831,222
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp., 7.375%, 10/1/2017	425,000	459,531
TMX Finance LLC - TitleMax Finance Corp.[4], 8.50%, 9/15/2018	165,000	175,725

		3,082,355

Diversified Financial Services - 0.9%
Bank of America Corp., 5.75%, 8/15/2016	530,000	580,389
Citigroup, Inc., 8.50%, 5/22/2019	1,199,000	1,527,609
General Electric Capital Corp., 5.50%, 1/8/2020	375,000	432,648
ING Bank N.V. (Netherlands)[4], 5.80%, 9/25/2023	1,000,000	1,096,380
Jefferies Finance LLC - JFIN Co - Issuer Corp.[4], 7.375%, 4/1/2020	425,000	445,187
Jefferies Finance LLC - JFIN Co - Issuer Corp.[4], 6.875%, 4/15/2022	200,000	200,000
Jefferies Group LLC, 5.125%, 4/13/2018	1,575,000	1,719,208
Jefferies Group LLC, 8.50%, 7/15/2019	3,000,000	3,696,600
JPMorgan Chase & Co., 4.95%, 3/25/2020	385,000	430,735

		10,128,756

Insurance - 0.5%
American International Group, Inc., 4.875%, 6/1/2022	1,465,000	1,629,755
Genworth Holdings, Inc., 7.625%, 9/24/2021	1,640,000	2,049,265
Genworth Holdings, Inc.[5], 6.15%, 11/15/2066	900,000	841,500
The Hartford Financial Services Group, Inc., 5.125%, 4/15/2022	725,000	814,219

		5,334,739

Real Estate Investment Trusts (REITS) - 0.2%
American Tower Corp., 3.40%, 2/15/2019	1,070,000	1,103,302
Corrections Corp. of America, 4.125%, 4/1/2020	285,000	283,219
DuPont Fabros Technology LP, 5.875%, 9/15/2021	425,000	443,063

		1,829,584

Thrifts & Mortgage Finance - 0.0%##
Prospect Holding Co. LLC - Prospect Holding Finance Co.[4], 10.25%, 10/1/2018	195,000	189,637
Provident Funding Associates LP - PFG Finance Corp.[4], 6.75%, 6/15/2021	425,000	434,563

		624,200

Total Financials		34,710,913

Health Care - 0.1%
Health Care Providers & Services - 0.1%
Fresenius Medical Care US Finance, Inc. (Germany), 6.875%, 7/15/2017	425,000	480,250
Fresenius US Finance II, Inc. (Germany)[4], 9.00%, 7/15/2015	425,000	463,250
HCA, Inc., 6.375%, 1/15/2015	210,000	216,825

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2014

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	PRINCIPAL AMOUNT [3]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Health Care (continued)
Health Care Providers & Services (continued)
Tenet Healthcare Corp., 8.125%, 4/1/2022	425,000	$471,750

Total Health Care		1,632,075

Industrials - 0.4%
Aerospace & Defense - 0.0%##
Bombardier, Inc. (Canada)[4], 6.125%, 1/15/2023	425,000	434,563

Airlines - 0.1%
Delta Air Lines Pass - Through Trust,
Series 2010 - 2, Class B, 6.75%, 11/23/2015	425,000	455,812
United Continental Holdings, Inc., 6.375%, 6/1/2018	425,000	457,937

		913,749

Commercial Services & Supplies - 0.0%##
Modular Space Corp.[4], 10.25%, 1/31/2019	240,000	250,200

Machinery - 0.1%
CNH Capital LLC, 6.25%, 11/1/2016	425,000	465,375
SPL Logistics Escrow LLC - SPL Logistics Finance Corp.[4], 8.875%, 8/1/2020	425,000	472,813
Waterjet Holdings, Inc.[4], 7.625%, 2/1/2020	165,000	175,725

		1,113,913

Trading Companies & Distributors - 0.2%
Air Lease Corp., 3.375%, 1/15/2019	1,280,000	1,305,600
Aircastle Ltd., 4.625%, 12/15/2018	425,000	435,094
Fly Leasing Ltd. (Ireland), 6.75%, 12/15/2020	210,000	219,713
Rexel S.A. (France)[4], 5.25%, 6/15/2020	425,000	437,750

		2,398,157

Total Industrials		5,110,582

Information Technology - 0.2%
Communications Equipment - 0.1%
Windstream Corp., 7.50%, 6/1/2022	425,000	453,687

IT Services - 0.1%
Xerox Corp., 2.75%, 3/15/2019	1,280,000	1,299,202

Total Information Technology		1,752,889

Materials - 0.2%
Chemicals - 0.0%##
Nufarm Australia Ltd. (Australia)[4], 6.375%, 10/15/2019	425,000	438,813

Metals & Mining - 0.1%
ArcelorMittal (Luxembourg), 10.35%, 6/1/2019	200,000	252,500
Cliffs Natural Resources, Inc., 5.90%, 3/15/2020	745,000	781,322

		1,033,822

Paper & Forest Products - 0.1%
International Paper Co., 7.50%, 8/15/2021	635,000	800,731

Total Materials		2,273,366

Telecommunication Services - 0.3%
Diversified Telecommunication Services - 0.1%
Telefonica Emisiones S.A.U. (Spain), 5.877%, 7/15/2019	1,050,000	1,204,551

Wireless Telecommunication Services - 0.2%
Altice Financing S.A. (Luxembourg)[4], 6.50%, 1/15/2022	425,000	445,187
America Movil S.A.B. de C.V. (Mexico), 5.00%, 3/30/2020	1,075,000	1,194,749
Digicel Ltd. (Jamaica)[4], 6.00%, 4/15/2021	425,000	430,313
UPCB Finance VI Ltd. (Netherlands)[4], 6.875%, 1/15/2022	250,000	272,500

		2,342,749

Total Telecommunication Services		3,547,300

Utilities - 0.0%##
Independent Power and Renewable Electricity Producers - 0.0%##
NRG Energy, Inc.[4], 6.25%, 7/15/2022	260,000	268,775

TOTAL CORPORATE BONDS
(Identified Cost $60,578,143)		62,252,352

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2014

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	PRINCIPAL AMOUNT 3/ SHARES	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.2%

Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class A4[5], 5.752%, 6/10/2046	705,429	$763,676
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class A4, 5.552%, 5/12/2045	720,051	776,313
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4, 5.308%, 11/15/2048	1,089,121	1,187,219

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $2,749,352)		2,727,208

U.S. GOVERNMENT AGENCIES - 3.1%

Mortgage-Backed Securities - 1.4%
Fannie Mae, Pool #AH1300, 3.50%, 1/1/2026	1,757,700	1,851,768
Freddie Mac, Pool #J14734, 3.50%, 3/1/2026	3,166,794	3,329,733
Freddie Mac, Pool #J26118, 3.00%, 10/1/2028	3,226,822	3,326,718
Freddie Mac, Pool #G01931, 5.50%, 10/1/2035	3,175,424	3,545,002
Freddie Mac, Pool #G05888, 5.50%, 10/1/2039	3,312,277	3,652,691

Total Mortgage-Backed Securities
(Identified Cost $15,602,610)		15,705,912

Other Agencies - 1.7%
Fannie Mae, 0.875%, 8/28/2017	19,000,000	18,864,530

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $34,474,477)		34,570,442

SHORT-TERM INVESTMENT - 4.0%

Dreyfus Cash Management, Inc. - Institutional Shares[6], 0.03%,
(Identified Cost $44,791,181)	44,791,181	44,791,181

TOTAL INVESTMENTS - 99.1%
(Identified Cost $973,225,497)		1,120,256,240
OTHER ASSETS, LESS LIABILITIES - 0.9%		10,074,554

NET ASSETS - 100%		$1,130,330,794

ADR - American Depositary Receipt

##Less than 0.1%.

*Non - income producing security.

1 A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2 Latest quoted sales price is not available and the latest quoted bid price was used to value the security.

3 Amount is stated in USD unless otherwise noted.

4 Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid. These securities amount to $14,720,174 or 1.3%, of the Series’ net assets as of April 30, 2014 (see Note 2 to the financial statements).

5 The coupon rate is floating and is the effective rate as of April 30, 2014.

6 Rate shown is the current yield as of April 30, 2014.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw - Hill Companies, Inc. (S&P) and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Maximum Term Series

April 30, 2014 (unaudited)

ASSETS:

Investments, at value (identified cost $973,225,497) (Note 2)	$1,120,256,240
Foreign currency (identified cost $7,209)	7,238
Receivable for securities sold	7,214,563
Receivable for fund shares sold	4,571,628
Dividends receivable	987,848
Interest receivable	929,452
Foreign tax reclaims receivable	373,948
Prepaid and other expenses	10,871

TOTAL ASSETS	1,134,351,788

LIABILITIES:

Due to custodian	26,246
Accrued management fees (Note 3)	685,328
Accrued shareholder services fees (Class S) (Note 3)	118,321
Accrued distribution and service (Rule 12b-1) fees (Class C) (Class R) (Note 3)	51,948
Accrued fund accounting and administration fees (Note 3)	36,344
Accrued transfer agent fees (Note 3)	32,841
Payable for fund shares repurchased	2,450,610
Payable for securities purchased	541,795
Audit fees payable	20,772
Other payables and accrued expenses	56,789

TOTAL LIABILITIES	4,020,994

TOTAL NET ASSETS	$1,130,330,794

NET ASSETS CONSIST OF:

Capital stock	$719,410
Additional paid-in-capital	912,313,768
Undistributed net investment income	2,028,590
Accumulated net realized gain on investments, foreign currency and translation of other assets and liabilities	68,224,309
Net unrealized appreciation on investments, foreign currency and translation of other assets and liabilities	147,044,717

TOTAL NET ASSETS	$1,130,330,794

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Maximum Term Series

April 30, 2014 (unaudited)

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($586,106,040/ 28,488,376 shares)	$20.57

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($461,258,255/ 37,333,119 shares)	$12.36

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class C ($46,845,653/ 3,636,865 shares)	$12.88

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class R ($36,120,846/ 2,482,644 shares)	$14.55

The accompanying notes are an integral part of the financial statements.

Statement of Operations - Pro-Blend® Maximum Term Series

For the Six Months Ended April 30, 2014 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $293,398)	$6,453,901
Interest	1,455,515

Total Investment Income	7,909,416

EXPENSES:

Management fees (Note 3)	3,935,510
Shareholder services fees (Class S) (Note 3)	686,423
Distribution and service (Rule 12b-1) fees (Class C) (Note 3)	201,753
Transfer agent fees (Note 3)	90,951
Distribution and service (Rule 12b-1) fees (Class R) (Note 3)	83,883
Fund accounting and administration fees (Note 3)	80,509
Directors’ fees (Note 3)	10,709
Chief Compliance Officer service fees (Note 3)	1,211
Custodian fees	42,879
Miscellaneous	119,133

Total Expenses	5,252,961

NET INVESTMENT INCOME	2,656,455

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	69,631,972
Foreign currency and translation of other assets and liabilities	(1,276)

69,630,696

Net change in unrealized appreciation (depreciation) on-
Investments	1,496,978
Foreign currency and translation of other assets and liabilities	3,813

1,500,791

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	71,131,487

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$73,787,942

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets - Pro-Blend® Maximum Term Series

	FOR THE SIX MONTHS ENDED 4/30/14 (UNAUDITED)	FOR THE YEAR ENDED 10/31/13
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$2,656,455	$4,384,779
Net realized gain on investments and foreign currency	69,630,696	111,763,457
Net change in unrealized appreciation (depreciation) on investments and foreign currency	1,500,791	91,798,212

Net increase from operations	73,787,942	207,946,448

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income (Class S)	(311,391)	(1,021,448)
From net investment income (Class I)	(1,306,215)	(2,376,519)
From net investment income (Class R)	(209)	(34,515)
From net realized gain on investments (Class S)	(45,545,349)	(8,525,711)
From net realized gain on investments (Class I)	(57,177,883)	(8,772,271)
From net realized gain on investments (Class C)	(4,856,060)	(657,225)
From net realized gain on investments (Class R)	(3,762,433)	(458,009)

Total distributions to shareholders	(112,959,540)	(21,845,698)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	150,055,853	4,537,730

Net increase in net assets	110,884,255	190,638,480

NET ASSETS:

Beginning of period	1,019,446,539	828,808,059

End of period (including undistributed net investment income of $2,028,590 and $989,950, respectively)	$1,130,330,794	$1,019,446,539

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Maximum Term Series - Class S

	FOR THE SIX MONTHS ENDED 4/30/14	FOR THE YEARS ENDED
	(UNAUDITED)	10/31/13	10/31/12	10/31/11	10/31/10	10/31/09
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$21.01	$17.00	$15.66	$15.59	$13.35	$11.50

Income from investment operations:
Net investment income[1]	0.04	0.08	0.06	0.10	0.08	0.06
Net realized and unrealized gain on investments	1.33	4.29	1.35	0.05	2.21	1.90

Total from investment operations	1.37	4.37	1.41	0.15	2.29	1.96

Less distributions to shareholders:
From net investment income	(0.01)	(0.04)	(0.07)	(0.08)	(0.05)	(0.11)
From net realized gain on investments	(1.80)	(0.32)	—	—	—	—

Total distributions to shareholders	(1.81)	(0.36)	(0.07)	(0.08)	(0.05)	(0.11)

Net asset value - End of period	$20.57	$21.01	$17.00	$15.66	$15.59	$13.35

Net assets - End of period (000’s omitted)	$586,106	$530,510	$467,244	$512,215	$539,781	$443,770

Total return[2]	7.13%	26.13%	9.04%	0.94%	17.17%	17.34%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.07%[3]	1.07%	1.09%	1.09%	1.10%	1.10%
Net investment income	0.44%[3]	0.43%	0.36%	0.59%	0.54%	0.55%
Series portfolio turnover	39%	67%	64%	65%	68%	67%

*The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	N/A	N/A	N/A	N/A	0.00%[4]	0.03%

1Calculated based on average shares outstanding during the period.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3Annualized.

4Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Maximum Term Series - Class I

	FOR THE SIX MONTHS ENDED 4/30/14	FOR THE YEARS ENDED
	(UNAUDITED)	10/31/13	10/31/12	10/31/11	10/31/10	10/31/09
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$13.35	$10.95	$10.12	$10.12	$8.70	$7.57

Income from investment operations:
Net investment income[1]	0.04	0.08	0.06	0.09	0.08	0.05
Net realized and unrealized gain on investments	0.81	2.72	0.88	0.03	1.43	1.24

Total from investment operations	0.85	2.80	0.94	0.12	1.51	1.29

Less distributions to shareholders:
From net investment income	(0.04)	(0.08)	(0.11)	(0.12)	(0.09)	(0.16)
From net realized gain on investments	(1.80)	(0.32)	—	—	—	—

Total distributions to shareholders	(1.84)	(0.40)	(0.11)	(0.12)	(0.09)	(0.16)

Net asset value - End of period	$12.36	$13.35	$10.95	$10.12	$10.12	$8.70

Net assets - End of period (000’s omitted)	$461,258	$418,785	$320,999	$210,597	$190,344	$52,271

Total return[2]	7.35%	26.35%	9.42%	1.14%	17.47%	17.58%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.82%[3]	0.82%	0.84%	0.84%	0.85%	0.85%
Net investment income	0.69%[3]	0.66%	0.57%	0.83%	0.81%	0.68%
Series portfolio turnover	39%	67%	64%	65%	68%	67%

*The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	N/A	N/A	N/A	N/A	0.00%[4]	0.02%

1Calculated based on average shares outstanding during the period.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3Annualized.

4Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Maximum Term Series - Class C

	FOR THE SIX MONTHS ENDED 4/30/14	FOR THE YEARS ENDED			FOR THE PERIOD 1/4/10[1] TO
	(UNAUDITED)	10/31/13	10/31/12	10/31/11	10/31/10
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$13.86	$11.38	$10.52	$10.54	$10.00

Income (loss) from investment operations:
Net investment loss[2]	(0.02)	(0.04)	(0.04)	(0.02)	(0.01)
Net realized and unrealized gain on investments	0.84	2.84	0.91	0.04	0.58

Total from investment operations	0.82	2.80	0.87	0.02	0.57

Less distributions to shareholders:
From net investment income	—	—	(0.01)	(0.04)	(0.03)
From net realized gain on investments	(1.80)	(0.32)	—	—	—

Total distributions to shareholders	(1.80)	(0.32)	(0.01)	(0.04)	(0.03)

Net asset value - End of period	$12.88	$13.86	$11.38	$10.52	$10.54

Net assets - End of period (000’s omitted)	$46,846	$36,989	$23,045	$18,102	$7,383

Total return[3]	6.78%	25.17%	8.27%	0.15%	5.68%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.82%[4]	1.82%	1.84%	1.84%	1.85%[4]
Net investment loss	(0.30%)[4]	(0.35%)	(0.40%)	(0.15%)	(0.13%)[4]
Series portfolio turnover	39%	67%	64%	65%	68%

* The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	N/A	N/A	N/A	N/A	0.01%[4]

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Maximum Term Series - Class R

	FOR THE SIX MONTHS ENDED 4/30/14	FOR THE YEARS ENDED			FOR THE PERIOD 6/30/10[1] TO
	(UNAUDITED)	10/31/13	10/31/12	10/31/11	10/31/10
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$15.39	$12.56	$11.63	$11.64	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	0.01	0.02	0.00 [3]	0.00 [3]	(0.01)
Net realized and unrealized gain on investments	0.95	3.15	1.00	0.09	1.65

Total from investment operations	0.96	3.17	1.00	0.09	1.64

Less distributions to shareholders:
From net investment income	(0.00)[3]	(0.02)	(0.07)	(0.10)	—
From net realized gain on investments	(1.80)	(0.32)	—	—	—

Total distributions to shareholders	(1.80)	(0.34)	(0.07)	(0.10)	—

Net asset value - End of period	$14.55	$15.39	$12.56	$11.63	$11.64

Net assets - End of period (000’s omitted)	$36,121	$33,162	$17,520	$3,418	$31

Total return[4]	7.04%	25.81%	8.72%	0.71%	16.40%
Ratios (to average net assets)/Supplemental Data:
Expenses	1.32%[5]	1.32%	1.34%	1.34%	1.35%[5]
Net investment income (loss)	0.19%[5]	0.14%	0.02%	0.04%	(0.38%)[5]
Series portfolio turnover	39%	67%	64%	65%	68%

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Less than $0.01.

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

5Annualized.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

(unaudited)

1.	Organization

Pro-Blend® Conservative Term Series, Pro-Blend® Moderate Term Series, Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series (each the “Series”) are no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company.

The Series are asset allocation funds. Each invests in a combination of stocks, bonds and cash and is managed according to specific objectives. The objectives are as follows: Pro-Blend® Conservative Term Series - primary objective is preservation of capital; secondary objective is to provide income and long-term growth of capital. Pro-Blend® Moderate Term Series - equal emphasis on long-term growth of capital and preservation of capital. Pro-Blend® Extended Term Series - primary objective is long-term growth of capital; secondary objective is preservation of capital. Pro-Blend® Maximum Term Series - primary objective is long-term growth of capital.

Each Series is authorized to issue four classes of shares (Class C, R, I and S). Each class of shares is substantially the same, except that class-specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund’s Advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of each Series are offered to investors and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of April 30, 2014, 11 billion shares have been designated in total among 45 series, of which 162.5 million have been designated as Pro-Blend® Conservative Term Series Class S common stock, 75 million have been designated as Pro-Blend® Conservative Term Series Class I common stock, 125 million each have been designated as Class S common stock and Class I common stock for Pro-Blend® Moderate Term Series, 125 million each have been designated as Class S common stock for Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series, 200 million each have been designated as Class I common stock for Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series, 25 million each have been designated as Class C common stock for Pro-Blend® Conservative Term Series, Pro-Blend® Moderate Term Series, Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series and 52.5 million each have been designated as Class R common stock for Pro-Blend® Conservative Term Series, Pro-Blend® Moderate Term Series, Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series.

2.	Significant Accounting Policies

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, foreign bonds, asset-backed securities, structured notes, supranational obligations, sovereign bonds, corporate bonds and mortgage-backed securities will normally be valued on the basis of evaluated bid prices provided directly by an independent pricing service. The pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated defaulted rates, coupon rates, anticipated timing of principal repayments, underlying collateral and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Certain investments in securities held by the Series may be valued on a basis of a price provided directly by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed.

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measure fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. In accordance with the procedures approved by the Board, the values of certain securities trading outside the U.S. were adjusted following the close of local trading using a factor from a third party vendor. The third party vendor uses statistical analyses and quantitative models, which consider among other things subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, to determine the factors which are used to adjust local market prices. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities. It is the Fund’s policy to classify each foreign equity security where a factor from a third party vendor is provided as a Level 2 security.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instruments’ level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to their fair value measure. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of April 30, 2014 in valuing the Series’ assets or liabilities carried at fair value:

	PRO-BLEND® CONSERVATIVE TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$102,057,825	$99,451,937	$2,605,888	$—
Consumer Staples	85,467,266	49,884,774	35,582,492	—
Energy	78,627,521	76,502,350	2,125,171	—
Financials	82,140,442	69,403,887	12,736,555	—
Health Care	60,099,279	56,812,752	3,286,527	—
Industrials	34,217,003	33,222,603	994,400	—
Information Technology	88,619,082	87,952,991	666,091	—
Materials	31,479,802	30,326,507	1,153,295	—
Telecommunication Services	2,217,803	1,939,546	278,257	—
Utilities	3,804,159	3,804,159	—	—

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

	PRO-BLEND® CONSERVATIVE TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Preferred securities:
Financials	$2,125,033	$2,125,033	$—	$—
Debt securities:
U.S. Treasury and other U.S. Government agencies	343,716,843	—	343,716,843	—
States and political subdivisions (municipals)	2,466,124	—	2,466,124	—
Corporate debt:
Consumer Discretionary	62,760,416	—	62,760,416	—
Consumer Staples	9,420,792	—	9,420,792	—
Energy	36,024,311	—	36,024,311	—
Financials	287,009,812	—	287,009,812	—
Health Care	11,979,208	—	11,979,208	—
Industrials	30,012,314	—	30,012,314	—
Information Technology	19,312,497	—	19,312,497	—
Materials	26,568,390	—	26,568,390	—
Telecommunication Services	15,368,563	—	15,368,563	—
Utilities	6,507,646	—	6,507,646	—
Convertible corporate debt:
Financials	501,737	—	501,737	—
Asset-backed securities	5,299,057	—	5,299,057	—
Commercial mortgage-backed securities	60,528,650	—	60,528,650	—
Foreign government bonds	40,910,760	—	40,910,760	—
Mutual fund	36,764,709	36,764,709	—	—

Total assets	$1,566,007,044	$548,191,248	$1,017,815,796	$—

	PRO-BLEND® MODERATE TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$182,331,058	$172,725,381	$9,605,677	$—
Consumer Staples	106,105,796	34,934,523	71,171,273	—
Energy	117,816,259	115,676,197	2,140,062	—
Financials	90,312,558	70,597,331	19,715,227	—
Health Care	81,985,307	72,160,257	9,825,050	—
Industrials	59,611,778	52,464,753	7,147,025	—
Information Technology	142,787,230	136,880,936	5,906,294	—
Materials	53,683,267	49,865,056	3,818,211	—
Telecommunication Services	1,907,924	1,012,792	895,132	—
Preferred securities:
Financials	2,560,682	2,560,682	—	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	285,534,503	—	285,534,503	—
States and political subdivisions (municipals)	2,363,662	—	2,363,662	—

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

	PRO-BLEND® MODERATE TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Corporate debt:
Consumer Discretionary	$47,462,849	$—	$47,462,849	$—
Consumer Staples	10,095,792	—	10,095,792	—
Energy	34,547,099	—	34,547,099	—
Financials	210,629,923	—	210,629,923	—
Health Care	10,182,039	—	10,182,039	—
Industrials	22,490,185	—	22,490,185	—
Information Technology	18,348,323	—	18,348,323	—
Materials	20,745,680	—	20,745,680	—
Telecommunication Services	15,373,027	—	15,373,027	—
Utilities	2,776,319	—	2,776,319	—
Convertible corporate debt:
Financials	1,009,594	—	1,009,594	—
Asset-backed securities	3,434,779	—	3,434,779	—
Commercial mortgage-backed securities	58,384,898	—	58,384,898	—
Foreign government bonds	39,987,169	—	39,987,169	—
Mutual fund	42,700,444	42,700,444	—	—

Total assets	$1,665,168,144	$751,578,352	$913,589,792	$—

	PRO-BLEND® EXTENDED TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$237,157,022	$225,924,803	$11,232,219	$—
Consumer Staples	160,388,963	65,600,640	94,788,323	—
Energy	155,551,863	152,808,003	2,743,860	—
Financials	108,870,029	82,723,220	26,146,809	—
Health Care	102,474,098	90,432,172	12,041,926	—
Industrials	75,160,012	66,369,858	8,790,154	—
Information Technology	183,879,822	176,342,144	7,537,678	—
Materials	71,866,139	67,036,010	4,830,129	—
Telecommunication Services	2,497,152	1,336,786	1,160,366	—
Preferred securities:
Financials	2,637,396	2,637,396	—	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	159,527,179	—	159,527,179	—
States and political subdivisions (municipals)	2,755,411	—	2,755,411	—
Corporate debt:
Consumer Discretionary	43,950,657	—	43,950,657	—
Consumer Staples	8,878,335	—	8,878,335	—
Energy	30,503,696	—	30,503,696	—
Financials	136,427,617	—	136,427,617	—
Health Care	3,821,488	—	3,821,488	—
Industrials	20,527,144	—	20,527,144	—
Information Technology	14,775,540	—	14,775,540	—
Materials	18,224,126	—	18,224,126	—
Telecommunication Services	14,073,251	—	14,073,251	—
Utilities	1,947,058	—	1,947,058	—

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

	PRO-BLEND® EXTENDED TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Convertible corporate debt:
Financials	$1,040,187	$—	$1,040,187	$—
Asset-backed securities	3,328,660	—	3,328,660	—
Commercial mortgage-backed securities	47,550,267	—	47,550,267	—
Foreign government bonds	25,552,886	—	25,552,886	—
Mutual fund	28,619,870	28,619,870	—	—

Total assets	$1,661,985,868	$959,830,902	$702,154,966	$—

	PRO-BLEND® MAXIMUM TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$177,230,763	$168,541,951	$8,688,812	$—
Consumer Staples	167,602,344	87,279,368	80,322,976	—
Energy	137,399,964	135,403,930	1,996,034	—
Financials	56,205,173	48,782,318	7,422,855	—
Health Care	131,617,086	118,776,459	12,840,627	—
Industrials	80,416,893	74,630,323	5,786,570	—
Information Technology	160,027,241	154,623,877	5,403,364	—
Materials	63,599,286	60,040,910	3,558,376	—
Telecommunication Services	1,816,307	971,685	844,622	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	34,570,442	—	34,570,442	—
Corporate debt:
Consumer Discretionary	5,265,127	—	5,265,127	—
Consumer Staples	911,700	—	911,700	—
Corporate Debt:
Energy	6,779,625	—	6,779,625	—
Financials	34,710,913	—	34,710,913	—
Health Care	1,632,075	—	1,632,075	—
Industrials	5,110,582	—	5,110,582	—
Information Technology	1,752,889	—	1,752,889	—
Materials	2,273,366	—	2,273,366	—
Telecommunication Services	3,547,300	—	3,547,300	—
Utilities	268,775	—	268,775	—
Commercial mortgage-backed securities	2,727,208	—	2,727,208	—
Mutual fund	44,791,181	44,791,181	—	—

Total assets	$1,120,256,240	$893,842,002	$226,414,238	$—

There were no Level 3 securities held by any of the Pro-Blend® Series as of October 31, 2013 or April 30, 2014.

Please see the Investment Portfolio for each of the Series for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended April 30, 2014.

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

Income, expenses (other than class specific expenses), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that Class.

The Series use the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series do not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series do not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Securities Purchased on a When-Issued Basis or Forward Commitment

The Fund may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Fund to purchase securities for a predetermined price with payment and delivery taking place beyond the customary settlement period. When such purchases are outstanding, the Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and take such fluctuations into account when determining their net asset value. The Fund may sell the when-issued securities before they are delivered, which may result in a capital gain or loss.

In connection with their ability to purchase or sell securities on a forward commitment basis, the Fund may enter into forward roll transactions principally using To Be Announced (TBA) securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Securities Purchased on a When-Issued Basis or Forward Commitment (continued)

compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-backed pools. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund accounts for such dollar rolls as purchases and sales. No such investments were held by the Fund on April 30, 2014.

Interest Only Securities

The Series may invest in stripped mortgage-backed securities issued by the U.S. government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Series may not fully recoup its initial investment in IOs.

Restricted Securities

Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of each applicable Series’ Investment Portfolio.

Federal Taxes

Each Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series are not subject to federal income tax or excise tax to the extent that each Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At April 30, 2014, the Series have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series file income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended October 31, 2010 through October 31, 2013. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which they invest, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made semi-annually. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of a Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Indemnifications (continued)

unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which each Series pays a fee, computed daily and payable monthly, at an annual rate of 0.60% for Pro-Blend® Conservative Term Series and 0.75% for Pro-Blend® Moderate Term Series, Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series, of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Effective May 2013, an Audit Committee Chair, who receives an additional annual stipend for this role, was appointed to the Fund.

Class S shares of each Series are subject to a shareholder services fee in accordance with a shareholder services plan adopted by the Fund’s Board. The shareholder services fee is intended to compensate financial intermediaries, including affiliates of the Fund, in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services. For these services, Class S of each Series pays a fee, computed daily and payable monthly, at an annual rate of 0.20% for Pro-Blend® Conservative Term Series Class S and 0.25% for Pro-Blend® Moderate Term Series Class S, Pro-Blend® Extended Term Series Class S and Pro-Blend® Maximum Term Series Class S, of the Class’ average daily net assets. The Fund has a Shareholder Services Agreement with the Advisor, for which the Advisor receives the shareholder services fee as stated above.

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

The Advisor has contractually agreed, until at least February 28, 2015, to waive its management fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series, exclusive of shareholder services fees and distribution and service fees (12b-1), at no more than the amounts presented in the following table, of average daily net assets each year. Prior to November 20, 2013, the Advisor had voluntarily agreed to waive fees and reimburse expenses during the current fiscal year in order to keep total direct annual fund operating expenses for the Series, inclusive of shareholder services fees and distribution and service fees (12b-1), at no more than the amounts presented in the following table, of average daily net assets each year. The contractual limits during that period may have been higher.

SERIES/CLASS	EXPENSE LIMIT
Pro-Blend® Conservative Term Series	0.70%
Pro-Blend® Moderate Term Series	0.85%
Pro-Blend® Extended Term Series	0.85%
Pro-Blend® Maximum Term Series	0.85%

The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. Each Series compensates the distributor for distributing and servicing the Series’ Class C and Class R shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, each Series pays distribution and services fees to the distributor at an annual rate of 1.00% of average daily net assets attributable to Class C shares and an annual rate of 0.50% of daily net assets attributable to Class R shares. There are no distribution and services fees on the Class S or Class I shares of each Series. The fees are accrued daily and paid monthly.

The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent. The Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0175% on the first $3 billion of average daily net assets (excluding Target Series and Strategic Income Series); 0.015% on the next $3 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.01% of the average daily net assets in excess of $6 billion (excluding Target Series and Strategic Income Series); plus a base fee of $25,500 per series. Transfer Agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. Effective October 1, 2012, the aforementioned agreements were modified to reduce the annual fee related to fund accounting and administration, as well as transfer agent fees, by 10%, excluding out-of-pocket expenses.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

Notes to Financial Statements (continued)

(unaudited)

4.	Purchases and Sales of Securities

For the six months ended April 30, 2014, purchases and sales of securities, other than short-term securities, were as follows:

SERIES	PURCHASES OTHER ISSUERS	GOVERNMENT	SALES OTHER ISSUERS	GOVERNMENT
Pro-Blend® Conservative Term Series	$302,341,334	$74,313,210	$271,821,035	$37,043,004
Pro-Blend® Moderate Term Series	336,690,762	121,940,372	322,577,183	61,612,289
Pro-Blend® Extended Term Series	426,788,464	169,447,655	383,704,018	134,931,166
Pro-Blend® Maximum Term Series	398,343,542	27,852,268	323,339,573	81,870,684

5.	Capital Stock Transactions

Transactions in Class S, Class I, Class C and Class R shares:

PRO-BLEND® CONSERVATIVE	FOR THE SIX MONTHS ENDED 4/30/14		FOR THE YEAR ENDED 10/31/13
TERM SERIES CLASS S:	SHARES	AMOUNT	SHARES	AMOUNT
Sold	12,130,324	$167,548,472	27,050,002	$372,713,290
Reinvested	3,599,250	48,373,916	2,561,283	34,386,631
Repurchased	(11,355,143)	(156,728,533)	(28,677,650)	(396,571,291)

Total	4,374,431	$59,193,855	933,635	$10,528,630

PRO-BLEND® CONSERVATIVE	FOR THE SIX MONTHS ENDED 4/30/14		FOR THE YEAR ENDED 10/31/13
TERM SERIES CLASS I:	SHARES	AMOUNT	SHARES	AMOUNT
Sold	5,821,448	$63,538,541	13,062,245	$144,363,136
Reinvested	1,205,566	12,815,167	751,296	8,103,809
Repurchased	(4,878,682)	(53,297,202)	(8,483,810)	(94,070,475)

Total	2,148,332	$23,056,506	5,329,731	$58,396,470

PRO-BLEND® CONSERVATIVE	FOR THE SIX MONTHS ENDED 4/30/14		FOR THE YEAR ENDED 10/31/13
TERM SERIES CLASS C:	SHARES	AMOUNT	SHARES	AMOUNT
Sold	2,312,239	$24,476,641	4,145,701	$44,420,354
Reinvested	588,258	6,047,297	273,862	2,860,145
Repurchased	(1,090,524)	(11,569,627)	(1,818,299)	(19,463,938)

Total	1,809,973	$18,954,311	2,601,264	$27,816,561

PRO-BLEND® CONSERVATIVE	FOR THE SIX MONTHS ENDED 4/30/14		FOR THE YEAR ENDED 10/31/13
TERM SERIES CLASS R:	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,514,449	$16,039,652	2,682,830	$28,683,950
Reinvested	281,816	2,891,428	145,064	1,512,686
Repurchased	(831,027)	(8,842,948)	(1,525,429)	(16,379,144)

Total	965,238	$10,088,132	1,302,465	$13,817,492

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions (continued)

PRO-BLEND® MODERATE	FOR THE SIX MONTHS ENDED 4/30/14		FOR THE YEAR ENDED 10/31/13
TERM SERIES CLASS S:	SHARES	AMOUNT	SHARES	AMOUNT
Sold	7,175,114	$102,007,289	14,267,236	$197,220,579
Reinvested	2,685,067	37,000,224	1,772,636	23,446,175
Repurchased	(8,831,038)	(125,367,066)	(14,628,387)	(201,711,224)

Total	1,029,143	$13,640,447	1,411,485	$18,955,530

PRO-BLEND® MODERATE	FOR THE SIX MONTHS ENDED 4/30/14		FOR THE YEAR ENDED 10/31/13
TERM SERIES CLASS I:	SHARES	AMOUNT	SHARES	AMOUNT
Sold	12,145,681	$135,768,414	17,822,910	$195,401,918
Reinvested	2,797,855	30,272,797	1,783,097	18,795,420
Repurchased	(7,297,472)	(81,443,755)	(13,005,509)	(142,840,843)

Total	7,646,064	$84,597,456	6,600,498	$71,356,495

PRO-BLEND® MODERATE	FOR THE SIX MONTHS ENDED 4/30/14		FOR THE YEAR ENDED 10/31/13
TERM SERIES CLASS C:	SHARES	AMOUNT	SHARES	AMOUNT
Sold	2,343,155	$26,530,371	3,678,186	$40,811,017
Reinvested	578,467	6,334,211	275,738	2,930,108
Repurchased	(744,827)	(8,426,396)	(1,862,292)	(20,683,853)

Total	2,176,795	$24,438,186	2,091,632	$23,057,272

PRO-BLEND® MODERATE	FOR THE SIX MONTHS ENDED 4/30/14		FOR THE YEAR ENDED 10/31/13
TERM SERIES CLASS R:	SHARES	AMOUNT	SHARES	AMOUNT
Sold	693,054	$8,116,414	1,550,770	$17,625,342
Reinvested	236,629	2,669,169	142,562	1,560,402
Repurchased	(529,795)	(6,302,468)	(1,120,323)	(12,826,064)

Total	399,888	$4,483,115	573,009	$6,359,680

PRO-BLEND® EXTENDED	FOR THE SIX MONTHS ENDED 4/30/14		FOR THE YEAR ENDED 10/31/13
TERM SERIES CLASS S:	SHARES	AMOUNT	SHARES	AMOUNT
Sold	5,751,122	$102,227,314	9,923,102	$167,544,175
Reinvested	2,521,180	42,986,113	1,913,554	30,502,482
Repurchased	(6,547,278)	(116,456,669)	(16,031,300)	(267,269,342)

Total	1,725,024	$28,756,758	(4,194,644)	$(69,222,685)

PRO-BLEND® EXTENDED	FOR THE SIX MONTHS ENDED 4/30/14		FOR THE YEAR ENDED 10/31/13
TERM SERIES CLASS I:	SHARES	AMOUNT	SHARES	AMOUNT
Sold	13,918,116	$152,710,853	21,092,223	$224,950,730
Reinvested	2,515,230	26,560,822	1,477,410	15,144,117
Repurchased	(8,351,600)	(91,291,416)	(16,258,417)	(175,313,005)

Total	8,081,746	$87,980,259	6,311,216	$64,781,842

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions (continued)

PRO-BLEND® EXTENDED	FOR THE SIX MONTHS ENDED 4/30/14		FOR THE YEAR ENDED 10/31/13
TERM SERIES CLASS C:	SHARES	AMOUNT	SHARES	AMOUNT
Sold	2,417,900	$28,329,703	3,422,909	$39,443,179
Reinvested	859,936	9,639,883	414,031	4,467,195
Repurchased	(723,583)	(8,514,849)	(1,379,382)	(15,841,552)

Total	2,554,253	$29,454,737	2,457,558	$28,068,822

PRO-BLEND® EXTENDED	FOR THE SIX MONTHS ENDED 4/30/14		FOR THE YEAR ENDED 10/31/13
TERM SERIES CLASS R:	SHARES	AMOUNT	SHARES	AMOUNT
Sold	854,113	$10,676,070	2,173,917	$26,054,858
Reinvested	370,542	4,376,108	191,062	2,163,617
Repurchased	(705,397)	(8,871,641)	(1,104,699)	(13,260,429)

Total	519,258	$6,180,537	1,260,280	$14,958,046

PRO-BLEND® MAXIMUM	FOR THE SIX MONTHS ENDED 4/30/14		FOR THE YEAR ENDED 10/31/13
TERM SERIES CLASS S:	SHARES	AMOUNT	SHARES	AMOUNT
Sold	3,743,437	$75,663,602	5,219,708	$99,757,537
Reinvested	2,335,783	44,917,095	540,999	9,389,515
Repurchased	(2,845,064)	(57,552,293)	(7,994,377)	(150,241,757)

Total	3,234,156	$63,028,404	(2,233,670)	$(41,094,705)

PRO-BLEND® MAXIMUM	FOR THE SIX MONTHS ENDED 4/30/14		FOR THE YEAR ENDED 10/31/13
TERM SERIES CLASS I:	SHARES	AMOUNT	SHARES	AMOUNT
Sold	8,769,371	$105,858,933	9,953,438	$119,890,447
Reinvested	2,283,544	26,352,103	467,438	5,184,567
Repurchased	(5,083,301)	(61,625,618)	(8,383,672)	(98,322,076)

Total	5,969,614	$70,585,418	2,037,204	$26,752,938

PRO-BLEND® MAXIMUM	FOR THE SIX MONTHS ENDED 4/30/14		FOR THE YEAR ENDED 10/31/13
TERM SERIES CLASS C:	SHARES	AMOUNT	SHARES	AMOUNT
Sold	767,142	$9,756,005	859,063	$10,954,031
Reinvested	388,276	4,686,496	55,571	636,289
Repurchased	(186,705)	(2,412,982)	(271,074)	(3,369,507)

Total	968,713	$12,029,519	643,560	$8,220,813

PRO-BLEND® MAXIMUM	FOR THE SIX MONTHS ENDED 4/30/14		FOR THE YEAR ENDED 10/31/13
TERM SERIES CLASS R:	SHARES	AMOUNT	SHARES	AMOUNT
Sold	349,390	$5,042,420	1,267,093	$17,719,167
Reinvested	275,156	3,744,873	38,460	489,364
Repurchased	(296,551)	(4,374,781)	(545,475)	(7,549,847)

Total	327,995	$4,412,512	760,078	$10,658,684

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions (continued)

At April 30, 2014, the retirement plan of the Advisor and its affiliates owned the following:

SERIES	SHARES OWNED	PERCENTAGE OF SERIES SHARES OUTSTANDING	VALUE
Pro-Blend® Conservative Term Series	134,828	0.1%	$1,497,936
Pro-Blend® Moderate Term Series	249,639	0.2%	$2,829,507
Pro-Blend® Extended Term Series	2,140,653	1.8%	$24,060,939
Pro-Blend® Maximum Term Series	1,820,498	2.5%	$22,501,357

In addition, one shareholder owned 19,432,321 shares of Pro-Blend® Moderate Term Series (14.6% of shares outstanding) valued at $221,139,812. The Target 2040 Series, another series of the Fund, owned 8,193,010 shares of Pro-Blend® Maximum Term Series (11.4% of shares outstanding) valued at $101,265,602. The Target 2030 Series, another series of the Fund, owned 12,078,669 shares of Pro-Blend Extended® Term Series (10.1% of shares outstanding) valued at $135,764,235. Investment activities of these shareholders may have a material effect on the Series.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of April 30, 2014.

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among their capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2013 were as follows:

	PRO-BLEND® CONSERVATIVE TERM SERIES	PRO-BLEND® MODERATE TERM SERIES	PRO-BLEND® EXTENDED TERM SERIES	PRO-BLEND® MAXIMUM TERM SERIES
Ordinary income	$27,273,142	$21,788,120	$23,251,190	$3,432,482
Long-term capital gains	25,309,586	29,266,732	40,601,811	18,413,216

Notes to Financial Statements (continued)

(unaudited)

8.	Federal Income Tax Information (continued)

At April 30, 2014, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

	PRO-BLEND® CONSERVATIVE TERM SERIES	PRO-BLEND® MODERATE TERM SERIES	PRO-BLEND® EXTENDED TERM SERIES	PRO-BLEND® MAXIMUM TERM SERIES
Cost for federal income tax purposes	$1,465,672,410	$1,499,819,952	$1,456,715,107	$974,195,334
Unrealized appreciation	110,760,652	185,046,414	228,016,151	167,876,861
Unrealized depreciation	(10,426,018)	(19,698,222)	(22,745,390)	(21,815,955)

Net unrealized appreciation	$100,334,634	$165,348,192	$205,270,761	$146,060,906

Renewal of Investment Advisory Agreement

(unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on November 20, 2013, the Investment Advisory Agreement (the “Agreement”) between the Fund and Manning & Napier Advisors, LLC (the “Advisor”) was considered by the Board for renewal. In connection with the decision whether to renew the Agreement, a variety of material was prepared for and considered by the Board.

Representatives of the Advisor attended the meeting and presented additional oral and written information to the Board to assist the Board in its considerations. The discussion immediately below outlines the materials and information presented to the Board in connection with the Board’s 2013 Annual consideration of the Agreement and the conclusions made by the Directors when determining to continue the Agreement.

•

The Board considered the services provided by the Advisor under the Agreement including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or sub-transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board also considered the nature and quality of such services provided under the Agreement in light of the Advisor’s services provided to the Fund for 27 years. The Board discussed the quality of these services with representatives from the Advisor and concluded that the Advisor was performing its services to the Fund required under the Agreement in a reasonable manner.

•

The Board considered the performance of each Series since its inception, as well as performance over multiple time periods. Performance for one or more of the following time periods was considered as applicable to the Series’ inception date: inception, three year, five year, ten year, and current market cycle. A market cycle includes periods of both rising and falling markets. Returns for established benchmark indices for each Series were provided. In addition, the Board considered at the meeting (and considers on a quarterly basis) a peer group performance analysis consisting of Morningstar universes of mutual funds with similar investment objectives. The Board discussed the performance with representatives from the Advisor and concluded that the investment performance of each of the Fund’s Series was reasonable based on the Series’ actual performance and comparative performance, especially for those series with performance over the current market cycle.

•

The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund under the Agreement. In reviewing the Advisor’s costs and profits, the Board discussed the Advisor’s revenues generated from the Fund (on both an actual and adjusted basis) and its expenses associated with providing the services under the Agreement. In addition, the Board reviewed the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and payments made by the Advisor to third party platforms on which shares of the Fund are available for purchase). It was noted by representatives of the Advisor that 18 of the 37 active Series of the Fund are currently experiencing expenses above the capped expense ratios. After discussing the above costs and profits, the Board concluded that the Advisor’s profitability relating to its services provided under the Agreement was reasonable.

•

The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any expense waivers or reimbursements (either contractual or voluntary) paid by the Advisor. The advisory fees and expense ratios of each Series were compared to an average (on both a mean and median basis) of similar funds as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the levels of its advisory fee for each Series of the Fund and as compared to the median and mean advisory fees for similar funds as listed on Morningstar. Expense ratios for every Series, except the Tax Managed Series, Pro-Blend Series Class C, and Target Series’ Class R and Class C, are lower than, or substantially similar to the Morningstar mean and median reported total expense ratio. The higher than mean and median total expense ratios for Classes C and R reflect higher distribution, marketing and shareholder service fees payable to broker-dealers through a 100bp 12b-1 fee for Class C and a 50bp 12b-1 fee for Class R. Based on their review of the information provided, the Board concluded that the fees and expenses of each Series of the Fund were reasonable on a comparative basis.

Renewal of Investment Advisory Agreement

(unaudited)

•

The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include certain research services provided by soft dollars. Given the level of soft dollar transactions involving the Fund, the Board concluded that these additional benefits to the Advisor were reasonable.

•

In addition to the factors described above, the Board considered the Advisor’s personnel, investment strategies, policies and procedures relating to compliance with personal securities transactions, reputation, expertise and resources in domestic and foreign financial markets. The Board concluded that these factors support the conclusion that the Advisor performs its services in a reasonable manner.

•

The Board then considered economies of scale and concluded that the current fee schedule to the advisory agreement remained reasonable given the multiple uses of the Fund (for the Advisor’s discretionary investment account clients in addition to direct investors), the current profitability of the Advisor’s services to the Fund under the Agreement, the number of newly established series of the Fund and the overall size of the Fund complex.

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including a majority of Directors that are not “interested persons” as defined in the Investment Company Act of 1940, concluded that the compensation under the Agreement was fair and reasonable in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment. Accordingly, the Board approved the renewal of the Agreement. In the course of their deliberations, the Directors did not identify any particular information that was all important or controlling.

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or quarterly statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNPRO-04/14-SAR

ITEM 2:	CODE OF ETHICS

Not applicable for Semi-Annual Reports.

ITEM 3:	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for Semi-Annual Reports.

ITEM 4:	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for Semi-Annual Reports.

ITEM 5:	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6:	INVESTMENTS

(a)	See Investment Portfolios under Item 1 on this Form N-CSR.

(b)	Not applicable.

ITEM 7:	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8:	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9:	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10:	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedure by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11:	CONTROLS AND PROCEDURES

(a) Based on their evaluation of the Funds’ disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds’ Principal Executive Officer and Principal Financial Officer have concluded that the Funds’ disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds’ officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the second fiscal quarter of the period covered by this report, there have been no changes in the Funds’ internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds’ internal control over financial reporting.

ITEM 12:	EXHIBITS

(a)(1)	Not applicable for Semi-Annual Reports.

(a)(2)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

(a)(3)	Not applicable.

(b)

A certification of the Registrant’s principal executive officer and principal financial officer, as required by 18 U.S.C Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX- 99.906CERT. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manning & Napier Fund, Inc.

/s/ B. Reuben Auspitz

B. Reuben Auspitz

President & Principal Executive Officer of Manning & Napier Fund, Inc.

June 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ B. Reuben Auspitz

B. Reuben Auspitz

President & Principal Executive Officer of Manning & Napier Fund, Inc.

June 26, 2014

/s/ Christine Glavin

Christine Glavin

Chief Financial Officer & Principal Financial Officer of Manning & Napier Fund, Inc.

June 26, 2014